UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-58431
Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2016 – December 31, 2016
Item 1: Reports to Shareholders

Annual Report | December 31, 2016

Vanguard Balanced Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	11
Your Fund’s After-Tax Returns.	30
About Your Fund’s Expenses.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Balanced Index Fund, which has about 60% of its assets invested in stocks and about 40% in bonds, returned almost 9% for the 12 months ended December 31, 2016.

• The fund closely tracked its composite index and easily outpaced the average return of its mixed-asset target growth fund peers.

• The equity portion of the fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, returned 12.63%.

• The fund’s fixed income portfolio—which provides broad exposure to the U.S. bond market by investing in U.S. Treasury and agency bonds, government mortgage-backed securities, and investment-grade corporate bonds of all maturities—returned 2.55%.

• Over the past ten years, the fund posted an average annual return of about 6%, in line with its benchmark and nearly 2 percentage points higher than its peer-fund average.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	8.63%
Admiral™ Shares	8.77
Institutional Shares	8.81
Balanced Composite Index	8.89
Mixed-Asset Target Allocation Growth Funds Average	7.04

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

1

Total Returns: Ten Years Ended December 31, 2016
Average
Annual Return
Balanced Index Fund Investor Shares	6.27%
Balanced Composite Index	6.52
Mixed-Asset Target Allocation Growth Funds Average	4.43

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Balanced Index Fund	0.22%	0.08%	0.07%	0.90%

The fund expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the fund’s expense ratios were 0.19% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for
Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Mixed-Asset Target Allocation Growth Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

3

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08

CPI
Consumer Price Index	2.07%	1.18%	1.36%

4

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

5

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group.
The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S.
and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

6

Balanced Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBAIX
Expense Ratio[1]	0.22%	0.08%	0.07%
30-Day SEC Yield	1.99%	2.08%	2.09%

Equity and Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,347	3,589
Median Market Cap	$54.1B	$54.1B
Price/Earnings Ratio	24.4x	24.4x
Price/Book Ratio	2.8x	2.8x
Return on Equity	16.7%	16.4%
Earnings Growth
Rate	8.1%	8.3%
Dividend Yield	2.0%	2.0%
Foreign Holdings	0.0%	0.0%
Turnover Rate	44%	—
Short-Term Reserves	1.3%	—

Fixed Income Characteristics

		Bloomberg
		Barclays U.S.
		Aggregate
		Float Adjusted
	Fund	Index

Number of Bonds	6,884	10,054

Yield to Maturity
(before expenses)	2.6%	2.6%

Average Coupon	3.0%	3.0%

Average Duration	6.0 years	6.0 years

Average Effective
Maturity	8.3 years	8.2 years

Total Fund Volatility Measures
		CRSP US
	Balanced	Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.96
Beta	1.00	0.58

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	2.5%
Alphabet Inc.	Internet	2.0
Microsoft Corp.	Software	2.0
Exxon Mobil Corp.	Integrated Oil & Gas	1.6
Johnson & Johnson	Pharmaceuticals	1.4
Berkshire Hathaway Inc. Reinsurance		1.4
JPMorgan Chase & Co.	Banks	1.3
Amazon.com Inc.	Broadline Retailers	1.3
General Electric Co.	Diversified Industrials	1.2
Facebook Inc.	Internet	1.1
Top Ten		15.8%
Top Ten as % of Total Net Assets		9.5%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.19% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares.

7

Balanced Index Fund

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.5%	2.6%
Consumer Goods	9.6	9.6
Consumer Services	13.1	13.0
Financials	20.7	20.7
Health Care	12.3	12.3
Industrials	13.0	12.9
Oil & Gas	6.9	7.0
Technology	16.3	16.3
Telecommunications	2.4	2.4
Utilities	3.2	3.2

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	2.5%
Finance	8.7
Foreign	4.9
Government Mortgage-Backed	20.8
Industrial	17.0
Treasury/Agency	43.1
Utilities	2.1
Other	0.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	63.9%
Aaa	5.1
Aa	4.4
A	11.8
Baa	14.8

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

8

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment

	Balanced Index Fund Investor Shares	8.63%	9.47%	6.27%	$18,363

• • • • • • • •	Balanced Composite Index	8.89	9.79	6.52	18,804

– – – –	Mixed-Asset Target Allocation Growth
	Funds Average	7.04	8.42	4.43	15,428
	Spliced Bloomberg Barclays U.S.
- - - - - -

	Aggregate Float Adjusted Index	2.75	2.24	4.36	15,323
	Spliced Total Stock Market Index	12.68	14.64	7.23	20,093

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral Shares	8.77%	9.62%	6.40%	$18,599
Balanced Composite Index	8.89	9.79	6.52	18,804
Spliced Bloomberg Barclays U.S. Aggregate
Float Adjusted Index	2.75	2.24	4.36	15,323
Spliced Total Stock Market Index	12.68	14.64	7.23	20,093

See Financial Highlights for dividend and capital gains information.

9

Balanced Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	8.81%	9.64%	6.43%	$9,324,661
Balanced Composite Index	8.89	9.79	6.52	9,401,954
Spliced Bloomberg Barclays U.S. Aggregate
Float Adjusted Index	2.75	2.24	4.36	7,661,602

Spliced Total Stock Market Index	12.68	14.64	7.23	10,046,266

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

10

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		465,016	1.5%

Consumer Goods
Procter & Gamble Co.	2,014,086	169,344	0.6%
Coca-Cola Co.	3,049,763	126,443	0.4%
PepsiCo Inc.	1,129,470	118,176	0.4%
Philip Morris International Inc.	1,151,117	105,316	0.3%
Altria Group Inc.	1,551,149	104,889	0.3%
Consumer Goods—Other †		1,124,830	3.7%
		1,748,998	5.7%
Consumer Services
* Amazon.com Inc.	315,124	236,302	0.8%
Comcast Corp. Class A	1,875,263	129,487	0.4%
Home Depot Inc.	961,716	128,947	0.4%
Walt Disney Co.	1,128,542	117,617	0.4%
McDonald’s Corp.	661,769	80,551	0.3%
Wal-Mart Stores Inc.	1,107,374	76,542	0.2%
Consumer Services—Other †		1,613,332	5.3%
		2,382,778	7.8%
Financials
JPMorgan Chase & Co.	2,829,566	244,163	0.8%
* Berkshire Hathaway Inc. Class B	1,395,805	227,488	0.7%
Wells Fargo & Co.	3,541,371	195,165	0.6%
Bank of America Corp.	7,608,839	168,155	0.6%
Citigroup Inc.	2,201,807	130,853	0.4%
Visa Inc. Class A	1,472,869	114,913	0.4%
Mastercard Inc. Class A	759,286	78,396	0.3%
Financials—Other †		2,623,375	8.6%
		3,782,508	12.4%

11

Balanced Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	2,142,573	246,846	0.8%
Pfizer Inc.	4,762,361	154,681	0.5%
Merck & Co. Inc.	2,165,907	127,507	0.4%
UnitedHealth Group Inc.	744,656	119,175	0.4%
Amgen Inc.	583,589	85,327	0.3%
AbbVie Inc.	1,271,598	79,627	0.3%
Medtronic plc	1,091,776	77,767	0.3%
Bristol-Myers Squibb Co.	1,306,933	76,377	0.3%
Gilead Sciences Inc.	1,029,570	73,727	0.2%
* Celgene Corp.	605,932	70,137	0.2%
Health Care—Other †		1,135,069	3.7%
		2,246,240	7.4%
Industrials
General Electric Co.	6,989,620	220,872	0.7%
3M Co.	474,668	84,761	0.3%
Boeing Co.	463,141	72,102	0.3%
Honeywell International Inc.	596,518	69,107	0.2%
Industrials—Other †		1,924,985	6.3%
		2,371,827	7.8%
Oil & Gas
Exxon Mobil Corp.	3,242,584	292,676	1.0%
Chevron Corp.	1,477,783	173,935	0.6%
Schlumberger Ltd.	1,087,887	91,328	0.3%
Oil & Gas—Other †		708,424	2.3%
		1,266,363	4.2%
Technology
Apple Inc.	3,981,868	461,180	1.5%
Microsoft Corp.	5,781,277	359,249	1.2%
* Facebook Inc. Class A	1,819,218	209,301	0.7%
* Alphabet Inc. Class A	227,904	180,603	0.6%
* Alphabet Inc.	232,031	179,086	0.6%
Intel Corp.	3,704,855	134,375	0.4%
Cisco Systems Inc.	3,932,691	118,846	0.4%
International Business Machines Corp.	672,258	111,588	0.4%
Oracle Corp.	2,419,948	93,047	0.3%
QUALCOMM Inc.	1,153,957	75,238	0.2%
Technology—Other †		1,048,958	3.4%
		2,971,471	9.7%
Telecommunications
AT&T Inc.	4,846,692	206,130	0.7%
Verizon Communications Inc.	3,033,601	161,934	0.5%
Telecommunications—Other †		69,912	0.2%
		437,976	1.4%

Utilities †		577,003	1.9%
Total Common Stocks (Cost $9,018,338)		18,250,180	59.8%[1]

12

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.000%	11/15/19	158,585	156,628	0.5%
2	United States Treasury Note/Bond	0.875%	5/31/18	139,961	139,698	0.5%
	United States Treasury Note/Bond	1.000%	3/15/19	76,767	76,359	0.2%
	United States Treasury
	Note/Bond	0.625%–9.125%	1/31/18–11/15/46	4,524,675	4,561,133	14.9%
					4,933,818	16.1%
Agency Bonds and Notes
3	Federal Home Loan
	Mortgage Corp.	0.750%–6.750%	1/12/18–7/15/32	64,560	65,510	0.2%
3	Federal National Mortgage
	Assn.	0.000%–7.250%	2/8/18–7/15/37	101,811	105,670	0.4%
	Agency Bonds and Notes—Other †				102,968	0.3%
					274,148	0.9%
Conventional Mortgage-Backed Securities
[3,4,5] Fannie Mae Pool	2.000%–9.500%		1/1/17–1/1/47	1,031,225	1,069,695	3.5%
[3,4,5] Freddie Mac Gold Pool	2.000%–9.000%		1/1/17–1/1/47	654,501	675,939	2.2%
[4,5]	Ginnie Mae I Pool	3.000%–9.500%	5/15/17–1/1/47	103,584	111,272	0.4%
[4,5]	Ginnie Mae II Pool	2.500%–7.000%	3/20/18–1/1/47	646,671	674,991	2.2%
					2,531,897	8.3%
Nonconventional Mortgage-Backed Securities
[3,5,6] Fannie Mae Pool	2.102%–5.860%		11/1/33–12/1/43	15,613	16,167	0.1%
[3,5,6] Freddie Mac Non Gold Pool	2.235%–5.791%		11/1/34–11/1/43	3,962	4,123	0.0%
[5,6]	Ginnie Mae II Pool	2.000%–4.000%	7/20/38–12/20/43	6,341	6,545	0.0%
					26,835	0.1%
Total U.S. Government and Agency Obligations (Cost $7,799,449)					7,766,698	25.4%
Asset-Backed/Commercial Mortgage-Backed Securities
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR18	5.700%	6/11/50	903	922	0.0%
5	Bear Stearns Commercial
	Mortgage Securities Trust
	2007-TOP26	5.471%–5.513%	1/12/45	486	488	0.0%
5	Bear Stearns Commercial
	Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	1,082	1,098	0.0%
5	Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	596	0.0%
5	Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,291	0.0%
5	Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,049	0.0%
5	Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,450	0.0%
5	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	920	0.0%
5	Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,076	0.0%
5	Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	801	0.0%
5	Chase Issuance Trust 2015-A2	1.590%	2/18/20	1,830	1,834	0.0%
5	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	597	0.0%
5	Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,224	0.0%
5	Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	767	0.0%
5	Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	686	0.0%
5	Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	765	0.0%
5	JP Morgan Chase Commercial
	Mortgage Securities Trust
	2006-LDP7	5.925%	4/17/45	15	15	0.0%

13

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
5 JP Morgan Chase Commercial
Mortgage Securities Trust
2007-CIBC20	5.794%	2/12/51	958	973	0.0%
5 JP Morgan Chase Commercial
Mortgage Securities Trust
2007-LDP12	5.882%	2/15/51	1,393	1,407	0.0%
5 JP Morgan Chase Commercial
Mortgage Securities Trust
2012-C6	3.507%	5/15/45	550	574	0.0%
5 JP Morgan Chase Commercial
Mortgage Securities Trust
2012-C8	2.829%	10/15/45	1,735	1,757	0.0%
5 JP Morgan Chase Commercial
Mortgage Securities Trust
2012-CIBX	3.483%	6/15/45	433	448	0.0%
5 JP Morgan Chase Commercial
Mortgage Securities Trust
2013-C10	3.142%–3.372%	12/15/47	255	257	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C16	3.674%–4.910%	12/15/46	950	1,014	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	672	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust
2014-C20	2.872%–3.805%	7/15/47	250	258	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	975	944	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-JP4	3.648%–3.870%	12/15/49	725	740	0.0%
5 JPMCC Commercial
Mortgage Securities Trust
2015-JP1	3.914%	1/15/49	325	340	0.0%
7 Asset-Backed/Commercial Mortgage-Backed Securities—Other †				281,367	1.0%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $306,995)				307,330	1.0%
Corporate Bonds
Finance
Banking
Bear Stearns Cos. LLC	4.650%–7.250%	10/2/17–7/2/18	3,425	3,594	0.0%
JPMorgan Chase & Co.	1.625%–6.400%	1/15/18–6/1/45	65,440	67,533	0.2%
JPMorgan Chase Bank NA	1.450%–6.000%	10/1/17–9/23/19	2,805	2,847	0.0%
7 Banking—Other †				664,258	2.2%
Brokerage †				26,295	0.1%
7 Finance Companies †				39,933	0.1%
Insurance †				165,059	0.6%
7 Real Estate Investment Trusts †				84,658	0.3%
				1,054,177	3.5%

14

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
7	Basic Industry †				116,671	0.4%
7	Capital Goods †				171,012	0.6%
7	Communication †				319,656	1.1%
	Consumer Cyclical †				250,140	0.8%
7	Consumer Noncyclical †				548,173	1.8%
	Energy
	Exxon Mobil Corp.	1.305%–4.114%	3/1/18–3/1/46	15,300	15,286	0.1%
	XTO Energy Inc.	5.500%	6/15/18	400	422	0.0%
	Energy—Other †				306,005	1.0%
	Other Industrial †				11,117	0.0%
	Technology
	Alphabet Inc.	1.998%–3.625%	5/19/21–8/15/26	1,350	1,284	0.0%
	Apple Inc.	1.000%–4.650%	5/3/18–8/4/46	41,795	41,747	0.1%
	Microsoft Corp.	1.000%–5.300%	5/1/18–8/8/56	38,824	38,303	0.1%
7	Technology—Other †				174,529	0.6%
	Transportation †				74,785	0.2%
					2,069,130	6.8%
Utilities
7	Electric †				237,530	0.7%
	Natural Gas †				18,513	0.1%
	Other Utility †				3,400	0.0%
					259,443	0.8%
Total Corporate Bonds (Cost $3,336,809)					3,382,750	11.1%
[7]Sovereign Bonds (Cost $601,073) †					598,314	1.9%
Taxable Municipal Bonds (Cost $102,961) †					111,346	0.4%
Convertible Bonds (Cost $0) †					55	0.0%
Temporary Cash Investments
U.S. Government and Agency Obligations
8	United States Treasury Bill	0.454%–0.607%	3/9/17–5/25/17	2,300	2,296	0.0%

				Shares
Money Market Funds
[9,10] Vanguard Market Liquidity Fund		0.823%		4,499,340	449,979	1.5%
Total Temporary Cash Investments (Cost $452,239)					452,275	1.5%[1]
[11]Total Investments (Cost $21,617,864)					30,868,948	101.1%

15

Balanced Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,257
Receivables for Investment Securities Sold	105,507
Receivables for Accrued Income	99,453
Receivables for Capital Shares Issued	130,517
Other Assets	7,246
Total Other Assets	344,980	1.1%
Liabilities
Payables for Investment Securities Purchased	(409,296)
Collateral for Securities on Loan	(42,574)
Payables for Capital Shares Redeemed	(207,757)
Payables to Vanguard	(19,558)
Other Liabilities	(1,598)
Total Liabilities	(680,783)	(2.2%)
Net Assets	30,533,145	100.0%

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	21,447,301
Overdistributed Net Investment Income	(14,503)
Accumulated Net Realized Losses	(150,385)
Unrealized Appreciation (Depreciation)
Investment Securities	9,251,084
Futures Contracts	(352)
Net Assets	30,533,145

16

Balanced Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 107,458,197 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,343,366
Net Asset Value Per Share—Investor Shares	$31.11

Admiral Shares—Net Assets
Applicable to 600,873,972 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,695,074
Net Asset Value Per Share—Admiral Shares	$31.11

Institutional Shares—Net Assets
Applicable to 273,001,938 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,494,705
Net Asset Value Per Share—Institutional Shares	$31.12

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.8% and 1.5%, respectively, of net assets.
2 Securities with a value of $693,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
December 31, 2016.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $61,689,000, representing 0.2% of net assets.
8 Securities with a value of $2,296,000 have been segregated as initial margin for open futures contracts.
9 Includes $42,574,000 of collateral received for securities on loan.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
11 The total value of securities on loan is $39,640,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends[1]	356,739
Interest[2]	272,017
Securities Lending—Net	3,278
Total Income	632,034
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,054
Management and Administrative—Investor Shares	4,868
Management and Administrative—Admiral Shares	8,124
Management and Administrative—Institutional Shares	3,507
Marketing and Distribution—Investor Shares	765
Marketing and Distribution—Admiral Shares	1,651
Marketing and Distribution—Institutional Shares	166
Custodian Fees	390
Auditing Fees	25
Shareholders’ Reports—Investor Shares	56
Shareholders’ Reports—Admiral Shares	93
Shareholders’ Reports—Institutional Shares	55
Trustees’ Fees and Expenses	23
Total Expenses	22,777
Net Investment Income	609,257
Realized Net Gain (Loss)
Investment Securities Sold[2]	6,018
Futures Contracts	13,279
Realized Net Gain (Loss)	19,297
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,753,795
Futures Contracts	(1,009)
Change in Unrealized Appreciation (Depreciation)	1,752,786
Net Increase (Decrease) in Net Assets Resulting from Operations	2,381,340

1 Dividends are net of foreign withholding taxes of $32,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $2,610,000 and $14,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	609,257	531,943
Realized Net Gain (Loss)	19,297	191,247
Change in Unrealized Appreciation (Depreciation)	1,752,786	(612,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,381,340	110,679
Distributions
Net Investment Income
Investor Shares	(65,129)	(60,568)
Admiral Shares	(371,977)	(315,875)
Institutional Shares	(172,637)	(156,644)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(609,743)	(533,087)
Capital Share Transactions
Investor Shares	50,339	(34,234)
Admiral Shares	1,896,999	1,868,658
Institutional Shares	546,339	177,768
Net Increase (Decrease) from Capital Share Transactions	2,493,677	2,012,192
Total Increase (Decrease)	4,265,274	1,589,784
Net Assets
Beginning of Period	26,267,871	24,678,087
End of Period[1]	30,533,145	26,267,871
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($14,503,000) and ($14,017,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$29.22	$29.68	$27.52	$23.76	$21.78
Investment Operations
Net Investment Income	. 613	. 570	. 531	. 473	. 486
Net Realized and Unrealized Gain (Loss)
on Investments	1.889	(.459)	2.160	3.754	1.971
Total from Investment Operations	2.502	.111	2.691	4.227	2.457
Distributions
Dividends from Net Investment Income	(. 612)	(. 571)	(. 531)	(. 467)	(. 477)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 612)	(. 571)	(. 531)	(. 467)	(. 477)
Net Asset Value, End of Period	$31.11	$29.22	$29.68	$27.52	$23.76

Total Return[1]	8.63%	0.37%	9.84%	17.91%	11.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,343	$3,090	$3,174	$2,974	$2,844
Ratio of Total Expenses to Average Net Assets	0.19%	0.22%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.06%	1.92%	1.87%	1.84%	2.13%
Portfolio Turnover Rate	44%[2,3]	61%[2]	53%[2]	47%[2]	43%[2]

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 12%, 24%, 27%, 27%, and 25% attributable to mortgage-dollar-roll activity.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$29.22	$29.68	$27.52	$23.76	$21.78
Investment Operations
Net Investment Income	. 649	. 612.572		.513	.520
Net Realized and Unrealized Gain (Loss)
on Investments	1.890	(.460)	2.158	3.755	1.970
Total from Investment Operations	2.539	.152	2.730	4.268	2.490
Distributions
Dividends from Net Investment Income	(. 649)	(. 612)	(. 570)	(. 508)	(. 510)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 649)	(. 612)	(. 570)	(. 508)	(. 510)
Net Asset Value, End of Period	$31.11	$29.22	$29.68	$27.52	$23.76

Total Return[1]	8.77%	0.51%	9.99%	18.10%	11.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,695	$15,726	$14,112	$9,688	$7,407
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.18%	2.06%	2.01%	1.99%	2.27%
Portfolio Turnover Rate	44%[2,3]	61%[2]	53%[2]	47%[2]	43%[2]

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 12%, 24%, 27%, 27%, and 25% attributable to mortgage-dollar-roll activity.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$29.22	$29.68	$27.52	$23.76	$21.78
Investment Operations
Net Investment Income	. 653	. 615.574		.515	.523
Net Realized and Unrealized Gain (Loss)
on Investments	1.899	(.460)	2.159	3.755	1.971
Total from Investment Operations	2.552	.155	2.733	4.270	2.494
Distributions
Dividends from Net Investment Income	(. 652)	(. 615)	(. 573)	(. 510)	(. 514)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 652)	(. 615)	(. 573)	(. 510)	(. 514)
Net Asset Value, End of Period	$31.12	$29.22	$29.68	$27.52	$23.76

Total Return	8.81%	0.52%	10.00%	18.11%	11.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,495	$7,452	$7,392	$6,938	$5,554
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.19%	2.07%	2.02%	2.00%	2.29%
Portfolio Turnover Rate	44%[1,2]	61%[1]	53%[1]	47%[1]	43%[1]

1 Includes 12%, 24%, 27%, 27%, and 25% attributable to mortgage-dollar-roll activity.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

23

Balanced Index Fund

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future.

The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions

24

Balanced Index Fund

only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

25

Balanced Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $2,257,000, representing 0.01% of the fund’s net assets and 0.90% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,249,786	3	391
U.S. Government and Agency Obligations	—	7,766,698	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	307,330	—
Corporate Bonds	—	3,382,750	—
Sovereign Bonds	—	598,314	—
Taxable Municipal Bonds	—	111,346	—
Convertible Bonds	—	55	—
Temporary Cash Investments	449,979	2,296	—
Futures Contracts—Liabilities[1]	(208)	—	—
Total	18,699,557	12,168,792	391
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	134	9,091	(199)
E-mini S&P MidCap 400 Index	March 2017	48	7,964	(153)
				(352)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

26

Balanced Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $114,656,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $4,176,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $150,736,000 to offset future net capital gains. Of this amount, $15,654,000 is subject to expiration and may be used to offset future net capital gains through December 31, 2017. Capital losses of $135,082,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $21,618,133,000. Net unrealized appreciation of investment securities for tax purposes was $9,250,815,000, consisting of unrealized gains of $9,438,395,000 on securities that had risen in value since their purchase and $187,580,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $3,909,673,000 of investment securities and sold $2,559,204,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,194,452,000 and $9,954,667,000, respectively. Total purchases and sales include $0 and $200,413,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Balanced Index Fund

G. Capital share transactions for each class of shares were:
	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	848,157	28,237	818,847	27,504
Issued in Lieu of Cash Distributions	62,207	2,051	58,336	1,976
Redeemed	(860,025)	(28,588)	(911,417)	(30,665)
Net Increase (Decrease)—Investor Shares	50,339	1,700	(34,234)	(1,185)
Admiral Shares
Issued	4,359,328	144,656	4,007,705	134,626
Issued in Lieu of Cash Distributions	347,026	11,437	295,192	10,002
Redeemed	(2,809,355)	(93,372)	(2,434,239)	(81,938)
Net Increase (Decrease) —Admiral Shares	1,896,999	62,721	1,868,658	62,690
Institutional Shares
Issued	1,372,138	45,563	936,232	31,483
Issued in Lieu of Cash Distributions	168,133	5,541	152,359	5,160
Redeemed	(993,932)	(33,085)	(910,823)	(30,700)
Net Increase (Decrease)—Institutional Shares	546,339	18,019	177,768	5,943

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

28

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2017

Special 2016 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $324,688,000 of qualified dividend income to shareholders during the fiscal year

For corporate shareholders, 50.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

29

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares
Periods Ended December 31, 2016

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	8.63%	9.47%	6.27%
Returns After Taxes on Distributions	7.92	8.83	5.57
Returns After Taxes on Distributions and Sale of Fund Shares	5.09	7.29	4.78

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2016	12/31/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,039.35	$0.87
Admiral Shares	1,000.00	1,039.92	0.31
Institutional Shares	1,000.00	1,040.32	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.28	$0.87
Admiral Shares	1,000.00	1,024.83	0.31
Institutional Shares	1,000.00	1,024.89	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.06% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as “Expenses
Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

33

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

34

Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index: Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

35

Vanguard Balanced Index Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Risk Analytics and Index
Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Balanced Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Balanced Index Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of Vanguard Balanced Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Balanced Index Fund is the licensing of the
Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or Vanguard Balanced
Index Fund or any owners or purchasers of the Vanguard Balanced Index Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Balanced Index Fund or the owners of Vanguard Balanced Index Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Balanced Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of Vanguard Balanced Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE
INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO
WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF VANGUARD BALANCED INDEX FUND
OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION
WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE
METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG
BARCLAYS U.S. AGGREGATE FLOAT ADJUSTED INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION
OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS
U.S. AGGREGATE FLOAT ADJUSTED INDEX. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY
EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE
WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES,
INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE
INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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fund only if preceded or accompanied by
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All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

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calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
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You can review and copy information about your fund at
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022017

Annual Report | December 31, 2016

Vanguard Managed Payout Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Advisor’s Report.	6
Fund Profile.	9
Performance Summary.	10
Financial Statements.	12
Your Fund’s After-Tax Returns.	24
About Your Fund’s Expenses.	25
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the year ended December 31, 2016, Vanguard Managed Payout Fund returned 7.55%, slightly less than its composite benchmark index but more than its long-term target of 4% plus inflation.

• Managed Payout Fund invests in nine underlying Vanguard funds and has a small stake in commodity-linked investments. It benefited from an overweight position in emerging markets stocks, which returned more than 11% for the year. The fund also got a boost from the advisor’s decision in September to overweight value stocks, as these surged during the final quarter.

• An underweight position in U.S. equities, which returned more than 12%, detracted from performance. So did an underweight allocation to fixed income in favor of alternative strategies.

• Since its inception in May 2008, the fund has posted an average annual return of 4.50%, more than its benchmark but a bit short of its target return.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard Managed Payout Fund	7.55%
Managed Payout Composite Index	7.80
For a benchmark description, see the Glossary.
Vanguard owns a pending patent application for its Managed Payout Fund under U.S. Patent Application No. 2009-0076980-A1.

Total Returns: Inception Through December 31, 2016
Average
Annual Return
Managed Payout Fund (Returns since inception: 5/2/2008)	4.50%
Managed Payout Composite Index	3.66
For a benchmark description, see the Glossary.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.
On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout
Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

1

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

2

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08

CPI
Consumer Price Index	2.07%	1.18%	1.36%

3

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

4

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group.
The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S.
and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

5

Advisor’s Report

For the year ended December 31, 2016, Vanguard Managed Payout Fund returned 7.55%, slightly below its composite benchmark but ahead of its long-term target of 4% plus inflation.

Market performance in 2016 is best described as “a tale of two environments,” as many asset classes deviated significantly in their performance after the U.S. presidential election. This split was reflected in the performance of the Managed Payout Fund’s underlying investments. Emerging-market stocks and fixed income performed much better before the election, while U.S. stocks and commodities’ positive returns accelerated during the latter part of the year.

The fund performed in line with its benchmark for the three-year period through 2016. Its average annual return (+4.15%), however, didn’t meet the fund’s objective of producing a return of 4% plus inflation. For the five-year period through 2016, the fund slightly outperformed its benchmark and met its investment objective, with an average annual return of 7.78%.

Investment objective

The idea for the Managed Payout Fund originated with the success of the endowment and foundation investing model in the United States, dating to the 1970s. Many endowment pools seek to operate in perpetuity while preserving capital and regularly spending a certain percentage of assets. This is similar to what many investors, particularly in retirement, try to achieve. Broad asset-class diversification, a disciplined spending policy, and a focus on long-term performance helped make endowments successful.

The Managed Payout Fund also has a dual objective. In any given year, we try to outperform the benchmark on a risk-adjusted basis, and in the long run we seek to provide a return that at least equals spending plus inflation. (If we spend 4% and inflation is 2%, the fund’s objective is to produce a return of 6% or more.) Meeting this objective is critical for making periodic distributions and preserving capital.

We believe that markets are generally efficient in the long term, but short-term inefficiencies should allow our prudent, fundamentally driven strategy to achieve superior risk-adjusted results by concentrating on systematic opportunities within and between asset classes and by managing investment risks.

To evaluate our success, we need an appropriate benchmark, so the fund’s strategic asset allocation benchmark considers the objective of making stable distributions to shareholders. We use this as a guide when making tactical decisions about specific investment vehicle allocations.

6

The fund’s benchmark consists of three primary asset classes: equities, fixed income, and commodities. The allocations are 60% equities (36% domestic, 24% international), 35% fixed income (24.5% domestic, 10.5% currency-hedged international), and 5% commodities. The fund currently invests in nine underlying Vanguard funds and has a small stake in commodity-linked investments. From time to time, we adjust our investment allocations depending on market conditions. In 2016, we added the Vanguard Value Index Fund to the fund’s underlying holdings.

Successes and challenges

As noted earlier, U.S. equity returns picked up steam during the fourth quarter of 2016. Economic growth, stronger corporate earnings, and a recovery in oil prices all contributed to the enthusiasm for stocks. The results of the presidential election further drove the rally, as many investors anticipated that the new administration would promote business-friendly policies such as tax cuts, lighter regulations, and fiscal stimulus.

Another positive driver of performance was our decision in September to overweight value stocks. The CRSP US Large Cap Value Index, the benchmark for Vanguard Value Index Fund, returned 7.53% for the fourth quarter, well ahead of the broad U.S. stock market. Late in the year, the value segment benefited from gains in financial and metals and mining stocks. Financials rallied on post-election expectations of higher interest rates (which proved to be correct) and lighter regulation.

Metals and mining stocks surged on expectations of increased spending on infrastructure.

We continued to overweight emerging markets in 2016 as relative valuations remained attractive. And despite a fourth quarter made rocky by concerns over higher interest rates and the possibility of more restrictive trade policies, our tilt toward emerging markets stocks produced positive results, as Vanguard Emerging Markets Index Fund returned more than 11% for the year.

Our exposure to commodities also helped the fund’s overall performance. A big reason for this was the recovery in oil prices, as West Texas International Crude prices jumped nearly 50% during the year, boosting investor interest.

The fund continued to overweight Vanguard Global Minimum Volatility Fund, which seeks to provide lower absolute risk than the broad global stock market and which benefited from currency hedging. As the dollar strengthened late in the year, trimming returns for international stocks, the better results produced by currency hedging helped make the Global Minimum Volatility Fund a bright spot. It’s important to keep in mind, however, that this fund seeks to manage foreign currency exposure as part of its volatility-reduction strategy—not to take a view on currency movements.

We also underweighted fixed income in favor of alternatives through exposure to Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund.

7

While fixed income returns fell late in 2016 on expectations of higher inflation and interest rates, the asset class outperformed alternative and market neutral strategies for the year.

Positioning

Despite the slowdown of emerging markets, we continue tilting our equity exposure toward these stocks, because we believe they remain attractively valued. We plan to keep a significant part of equities in the Global Minimum Volatility Fund, as we would like to protect our portfolio from unexpected macro-driven uncertainties in the global economy. While we are monitoring duration in our portfolio, we do not anticipate robust fixed income returns; therefore, we remain committed to the Market Neutral and Alternative Strategies Funds, as they provide access to returns that are uncorrelated to returns of other asset classes.

Capital markets may be unpredictable in the short term, but we believe that our decisions position the fund, and our investors’ resources, well over the medium- to long-term. We continue to monitor conditions and position the portfolio within the risk-controlled framework.

Thank you for entrusting us with your investments.

Portfolio Managers:

John Ameriks, Principal

Anatoly Shtekhman, CFA

Vanguard Quantitative Equity Group

January 24, 2017

8

Managed Payout Fund

Fund Profile
As of December 31, 2016

Total Fund Characteristics

Ticker Symbol	VPGDX
30-Day SEC Yield	1.87%
Acquired Fund Fees and Expenses[1]	0.38%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	20.0%
Vanguard Total International Stock Index
Fund Investor Shares	19.8
Vanguard Alternative Strategies Fund
Investor Shares	12.5
Vanguard Total Bond Market II Index Fund
Investor Shares	12.2
Vanguard Global Minimum Volatility Fund
Investor Shares	7.5
Vanguard Market Neutral Fund Investor
Shares	7.2
Vanguard Total International Bond Index
Fund Investor Shares	5.8
Vanguard Value Index Fund Investor
Shares	5.1
Vanguard Emerging Markets Stock Index
Fund Investor Shares	4.8
Commodities	5.1

Total Fund Volatility Measures
	Managed	DJ
	Payout	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.96	0.84
Beta	0.89	0.52

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2016—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Fund invests. For the fiscal year ended
December 31, 2016, the fund’s annualized expense figure totals 0.34%, representing the fund’s own annualized expense ratio of 0.02% together with acquired fund fees and expenses of 0.32%. (Approximately 38% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund.)

9

Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2016
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2016

			Since	Final Value
	One	Five	Inception	of a $25,000
	Year	Years	(5/2/2008)	Investment

Managed Payout Fund	7.55%	7.78%	4.50%	$36,610

• • • • • • •• Managed Payout Composite Index	7.80	6.94	3.66	34,148

Dow Jones U.S. Total Stock Market
Float Adjusted Index	12.62	14.59	8.06	48,915

For a benchmark description, see the Glossary.
"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.
On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

See Financial Highlights for dividend and capital gains information.

10

Managed Payout Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2016

For a benchmark description, see the Glossary.

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

11

Managed Payout Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (95.0%)
U.S. Stock Funds (25.1%)
Vanguard Total Stock Market Index Fund Investor Shares	6,058,752	339,654
Vanguard Value Index Fund Investor Shares	2,393,520	86,741
		426,395
Global Stock Fund (7.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	10,635,801	126,991

International Stock Funds (24.7%)
Vanguard Total International Stock Index Fund Investor Shares	22,869,729	336,871
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,611,878	81,917
		418,788
U.S. Bond Fund (12.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	19,517,074	207,076

International Bond Fund (5.8%)
Vanguard Total International Bond Index Fund Investor Shares	9,122,563	98,889

Alternative Funds (19.7%)
Vanguard Alternative Strategies Fund Investor Shares	10,480,082	212,850
Vanguard Market Neutral Fund Investor Shares	9,849,685	122,038
		334,888
Total Investment Companies (Cost $1,415,017)		1,613,027
Temporary Cash Investments (4.9%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.823%	3	—

12

Managed Payout Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.9%)
[2,3]	Fannie Mae Discount Notes	0.470%	1/18/17	856	856
[2,3]	Fannie Mae Discount Notes	0.390%	1/25/17	1,382	1,382
[2,3]	Fannie Mae Discount Notes	0.500%	2/15/17	4,000	3,998
[2,3]	Fannie Mae Discount Notes	0.541%	3/1/17	2,500	2,498
[2,3]	Fannie Mae Discount Notes	0.551%	3/15/17	3,000	2,997
[2,4]	Federal Home Loan Bank Discount Notes	0.390%	1/4/17	2,306	2,306
[2,4]	Federal Home Loan Bank Discount Notes	0.410%–0.430%	1/5/17	2,900	2,900
[2,4]	Federal Home Loan Bank Discount Notes	0.430%	1/6/17	2,527	2,527
[2,4]	Federal Home Loan Bank Discount Notes	0.380%	1/13/17	2,400	2,400
[2,4]	Federal Home Loan Bank Discount Notes	0.380%	1/18/17	300	300
[2,4]	Federal Home Loan Bank Discount Notes	0.405%	1/25/17	902	902
[2,4]	Federal Home Loan Bank Discount Notes	0.420%	1/27/17	1,500	1,499
[2,4]	Federal Home Loan Bank Discount Notes	0.420%	2/1/17	2,972	2,971
[2,4]	Federal Home Loan Bank Discount Notes	0.451%	2/10/17	375	375
[2,4]	Federal Home Loan Bank Discount Notes	0.571%	2/22/17	410	410
[2,4]	Federal Home Loan Bank Discount Notes	0.550%	2/23/17	2,300	2,298
[2,4]	Federal Home Loan Bank Discount Notes	0.541%	2/24/17	632	632
[2,4]	Federal Home Loan Bank Discount Notes	0.551%	2/27/17	3,000	2,998
[2,4]	Federal Home Loan Bank Discount Notes	0.571%	3/8/17	1,256	1,255
[2,4]	Federal Home Loan Bank Discount Notes	0.551%–0.561%	3/10/17	600	599
[2,4]	Federal Home Loan Bank Discount Notes	0.591%	3/15/17	900	899
[2,3]	Freddie Mac Discount Notes	0.375%–0.410%	1/9/17	1,000	1,000
[2,3]	Freddie Mac Discount Notes	0.375%–0.380%	1/18/17	1,101	1,101
[2,3]	Freddie Mac Discount Notes	0.450%–0.480%	1/19/17	4,735	4,734
[2,3]	Freddie Mac Discount Notes	0.400%	1/30/17	5,419	5,417
[2,3]	Freddie Mac Discount Notes	0.451%	2/7/17	4,126	4,124
[2,3]	Freddie Mac Discount Notes	0.490%	2/8/17	2,000	1,999
[2,3]	Freddie Mac Discount Notes	0.541%	2/23/17	1,400	1,399
[2,3]	Freddie Mac Discount Notes	0.541%	2/28/17	4,192	4,189
2	United States Treasury Bill	0.472%	1/26/17	10,385	10,382
2	United States Treasury Bill	0.492%–0.503%	3/9/17	4,905	4,901
2	United States Treasury Bill	0.531%	3/16/17	4,000	3,996
2	United States Treasury Bill	0.541%	3/23/17	3,204	3,200
					83,444
Total Temporary Cash Investments (Cost $83,439)					83,444
Total Investments (99.9%) (Cost $1,498,456)					1,696,471
Other Assets and Liabilities (0.1%)
Other Assets					5,437
Liabilities					(4,057)
					1,380
Net Assets (100%)
Applicable to 96,782,356 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					1,697,851
Net Asset Value Per Share					$17.54

13

Managed Payout Fund

Amount
($000)
Consolidated Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	83,444
Affiliated Vanguard Funds	1,613,027
Total Investments in Securities	1,696,471
Receivables for Investment Securities Sold	2,109
Receivables for Accrued Income	1,709
Receivables for Capital Shares Issued	1,619
Total Assets	1,701,908
Liabilities
Payables for Investment Securities Purchased	405
Payables for Capital Shares Redeemed	1,577
Payables to Vanguard	29
Other Liabilities	2,046
Total Liabilities	4,057
Net Assets	1,697,851

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	1,499,836
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Unrealized Appreciation (Depreciation)	198,015
Net Assets	1,697,851

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
2 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Fund

Consolidated Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	29,320
Interest	282
Total Income	29,602
Expenses—Note B
Management and Administrative	327
Trustees’ Fees and Expenses	19
Custodian Fees	10
Total Expenses	356
Net Investment Income	29,246
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	6,725
Investment Securities Sold	23,271
Swap Contracts	10,239
Realized Net Gain (Loss)	40,235
Change in Unrealized Appreciation (Depreciation) of Investment Securities	48,926
Net Increase (Decrease) in Net Assets Resulting from Operations	118,407

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,246	26,165
Realized Net Gain (Loss)	40,235	9,712
Change in Unrealized Appreciation (Depreciation)	48,926	(47,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	118,407	(11,733)
Distributions
Net Investment Income	(44,376)	(26,568)
Realized Capital Gain[1]	(25,105)	(28,058)
Return of Capital	(29,968)	(71,211)
Total Distributions	(99,449)	(125,837)
Capital Share Transactions
Issued	282,930	338,003
Issued in Lieu of Cash Distributions	60,684	88,259
Redeemed	(250,120)	(269,800)
Net Increase (Decrease) from Capital Share Transactions	93,494	156,462
Total Increase (Decrease)	112,452	18,892
Net Assets
Beginning of Period	1,585,399	1,566,507
End of Period[2]	1,697,851	1,585,399

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $2,650,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Fund

Consolidated Financial Highlights

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.33	$18.90	$18.54	$17.62	$16.61
Investment Operations
Net Investment Income	. 324	. 309	. 384[1]	. 326[1]	. 337
Capital Gain Distributions Received	.072	.041	.152[1]	. 021[1]	. 027
Net Realized and Unrealized Gain (Loss)
on Investments	.881	(.464)	.530	2.408	1.437
Total from Investment Operations	1.277	(.114)	1.066	2.755	1.801
Distributions
Dividends from Net Investment Income	(. 480)	(. 313)	(. 535)	(. 439)	(. 417)
Distributions from Realized Capital Gains[2]	(. 266)	(. 319)	(.128)	(. 871)	—
Return of Capital	(. 321)	(. 824)	(. 043)	(. 525)	(. 374)
Total Distributions	(1.067)	(1.456)	(.706)	(1.835)	(.791)
Net Asset Value, End of Period	$17.54	$17.33	$18.90	$18.54	$17.62

Total Return	7.55%	-0.72%	5.83%	15.97%	11.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,698	$1,585	$1,567	$591	$373
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.01%	0.03%	0.03%[3]
Acquired Fund Fees and Expenses	0.32%	0.32%	0.37%	0.31%	0.40%
Ratio of Net Investment Income to
Average Net Assets	1.80%	1.64%	1.99%	1.76%	1.96%
Portfolio Turnover Rate	19%	29%	23%	48%	32%

1 Calculated based on average shares outstanding.
2 Includes $.237, $.319, $.035, $.710, and $0 from long-term capital gains and $.029, $0, $.093, $.161, and $0 from short-term capital gains.
Short-term gain distributions are treated as ordinary income for tax purposes.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio (“the subsidiary”), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of December 31, 2016, the fund held $84,721,000 in the subsidiary, representing 5% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.

18

Managed Payout Fund

In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Assets and Liabilities. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2016, the subsidiary’s average amount of investment in total return swaps represented 5% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act (“FATCA”) and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary will generally distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2016, the fund made monthly distributions of $.0589 per share, and also distributed $.360 per share to shareholders of record on December 27, 2016. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character. Effective January 1, 2017, the monthly distribution rate is $.0584 per share.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

19

Managed Payout Fund

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended December 31, 2016, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

20

Managed Payout Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,613,027	—	—
Temporary Cash Investments	—	83,444	—
Total	1,613,027	83,444	—

D. At December 31, 2016, the subsidiary had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Credit Suisse Custom
34 Total Return Index	1/31/17	CSI	84,947	(0.785%)	—
CSI—Credit Suisse International.

At December 31, 2016, the counterparty had deposited in segregated accounts cash with a value of $1,251,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized gains of $10,239,000 on swap contracts, and $4,890,000 of short-term capital gain distributions received have been reclassified from accumulated net realized gains to undistributed net investment income.

For tax purposes, at December 31, 2016, the fund had no ordinary income or capital gains available for distribution.

At December 31, 2016, the cost of investment securities for tax purposes was $1,498,456,000. Net unrealized appreciation of investment securities for tax purposes was $198,015,000, consisting of unrealized gains of $211,658,000 on securities that had risen in value since their purchase and $13,643,000 in unrealized losses on securities that had fallen in value since their purchase.

21

Managed Payout Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund	161,729	67,896	12,500	941	6,504	212,850
Vanguard Emerging Markets
Stock Index Fund	79,099	7,886	12,736	1,911	—	81,917
Vanguard Global Minimum
Volatility Fund	238,411	3,355	130,920	3,355	—	126,991
Vanguard Market Liquidity Fund	—	NA2	NA [2]	2	—	—
Vanguard Market Neutral Fund	109,190	17,353	7,400	461	—	122,038
Vanguard Total Bond Market II
Index Fund	190,276	57,590	40,643	4,517	221	207,076
Vanguard Total International
Bond Index Fund	94,632	15,526	13,700	1,793	—	98,889
Vanguard Total International
Stock Index Fund	316,235	47,390	34,529	9,390	—	336,871
Vanguard Total Stock Market
Index Fund	315,294	24,732	34,392	6,332	—	339,654
Vanguard Value Index Fund	—	83,411	2,353	618	—	86,741
Total	1,504,866	325,139	289,173	29,320	6,725	1,613,027
1 Includes net realized gain (loss) on affiliated securities sold of $23,269,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2016	2015
	Shares	Shares
	(000)	(000)
Issued	16,158	18,075
Issued in Lieu of Cash Distributions	3,467	4,954
Redeemed	(14,342)	(14,436)
Net Increase (Decrease) in Shares Outstanding	5,283	8,593

H. Management has determined that, other than the aforementioned monthly per share distribution rate for 2017, no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

22

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Managed Payout Fund:

In our opinion, the accompanying consolidated statement of net assets, consolidated statement of assets and liabilities and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the consolidated financial position of Vanguard Managed Payout Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2016, the consolidated results of its operations for the year then ended, and the consolidated changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and consolidated financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2017

Special 2016 tax information (unaudited) for Vanguard Managed Payout Fund

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $22,455,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The fund distributed $18,237,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 20.6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

23

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Managed Payout Fund
Periods Ended December 31, 2016
			Since
	One	Five	Inception
	Year	Years	(5/2/2008)
Returns Before Taxes	7.55%	7.78%	4.50%
Returns After Taxes on Distributions	6.10	6.45	3.36
Returns After Taxes on Distributions and Sale of Fund Shares	4.75	5.74	3.17

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	6/30/2016	12/31/2016	Period
Based on Actual Fund Return	$1,000.00	$1,030.37	$1.74
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.43	1.73

These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.34%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14970 022017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2016: $25,000
Fiscal Year Ended December 31, 2015: $44,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2016: $9,629,849
Fiscal Year Ended December 31, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2016: $2,717,627 Fiscal Year Ended December 31, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2016: $254,050
Fiscal Year Ended December 31, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2016: $214,225
Fiscal Year Ended December 31, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2016: $468,275
Fiscal Year Ended December 31, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)

Common Stocks (59.8%)[1]
Basic Materials (1.5%)
	Dow Chemical Co.	891,925	51,036
	EI du Pont de Nemours & Co.	692,369	50,820
	Ecolab Inc.	214,280	25,118
	Air Products & Chemicals Inc.	174,418	25,085
	Praxair Inc.	199,811	23,416
	LyondellBasell Industries NV Class A	261,321	22,416
	PPG Industries Inc.	186,548	17,677
	International Paper Co.	326,838	17,342
	Nucor Corp.	252,595	15,034
	Newmont Mining Corp.	418,827	14,269
*	Freeport-McMoRan Inc.	938,573	12,380
	Celanese Corp. Class A	115,811	9,119
	Mosaic Co.	279,767	8,206
	Albemarle Corp.	89,490	7,703
	Eastman Chemical Co.	98,655	7,420
	International Flavors & Fragrances Inc.	62,553	7,371
	Steel Dynamics Inc.	183,572	6,532
	FMC Corp.	104,839	5,930
	RPM International Inc.	106,324	5,723
	Ashland Global Holdings Inc.	50,814	5,553
	CF Industries Holdings Inc.	161,364	5,080
	Avery Dennison Corp.	70,164	4,927
	Reliance Steel & Aluminum Co.	57,961	4,610
	United States Steel Corp.	130,334	4,302
	Scotts Miracle-Gro Co. Class A	36,525	3,490
	US Silica Holdings Inc.	60,449	3,426
	Olin Corp.	133,764	3,426
	NewMarket Corp.	7,924	3,359
*	Alcoa Corp.	118,064	3,315
	Chemours Co.	143,000	3,159
	Huntsman Corp.	162,785	3,106
	WR Grace & Co.	45,839	3,101
	Sensient Technologies Corp.	37,548	2,951
	Royal Gold Inc.	44,204	2,800
*	AK Steel Holding Corp.	237,900	2,429
*	Versum Materials Inc.	85,814	2,409
	Cabot Corp.	47,248	2,388
	PolyOne Corp.	73,564	2,357
	CONSOL Energy Inc.	126,221	2,301
	Minerals Technologies Inc.	29,192	2,255
*	Balchem Corp.	25,971	2,180
	Compass Minerals International Inc.	26,745	2,095
*	Univar Inc.	73,690	2,091
	HB Fuller Co.	43,039	2,079
	Domtar Corp.	52,574	2,052
	Commercial Metals Co.	93,031	2,026
	Westlake Chemical Corp.	35,026	1,961
*	Ingevity Corp.	33,227	1,823
*	Chemtura Corp.	50,608	1,680
	Arconic Inc.	88,418	1,639
	Worthington Industries Inc.	34,333	1,629
*	Platform Specialty Products Corp.	164,268	1,611
	KapStone Paper and Packaging Corp.	72,516	1,599
	Hecla Mining Co.	301,211	1,578
*	Stillwater Mining Co.	97,874	1,577
*	GCP Applied Technologies Inc.	55,723	1,491
*	Fairmount Santrol Holdings Inc.	121,400	1,431
*	Cambrex Corp.	26,265	1,417
	Quaker Chemical Corp.	10,739	1,374
	Allegheny Technologies Inc.	86,200	1,373
*,^	Cliffs Natural Resources Inc.	161,655	1,360

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Stepan Co.	16,616	1,354
	Innospec Inc.	19,307	1,323
*	Coeur Mining Inc.	127,100	1,155
	Kaiser Aluminum Corp.	13,838	1,075
*	Ferro Corp.	66,664	955
*	Clearwater Paper Corp.	13,682	897
	Neenah Paper Inc.	10,188	868
	PH Glatfelter Co.	34,514	825
	Innophos Holdings Inc.	15,510	811
	Carpenter Technology Corp.	22,116	800
	Calgon Carbon Corp.	45,480	773
*	Kraton Corp.	26,421	752
	A Schulman Inc.	21,712	726
*	Koppers Holdings Inc.	16,605	669
	Deltic Timber Corp.	8,477	653
*	AdvanSix Inc.	28,851	639
	Tredegar Corp.	26,465	635
	Rayonier Advanced Materials Inc.	40,771	630
*	SunCoke Energy Inc.	52,479	595
	Tronox Ltd. Class A	55,079	568
*	CSW Industrials Inc.	15,318	564
	Haynes International Inc.	11,934	513
	Chase Corp.	6,079	508
	Hawkins Inc.	9,372	506
	Aceto Corp.	22,266	489
	American Vanguard Corp.	24,911	477
*	Veritiv Corp.	7,808	420
*	Axalta Coating Systems Ltd.	14,420	392
*	Century Aluminum Co.	41,600	356
	KMG Chemicals Inc.	8,999	350
	FutureFuel Corp.	25,100	349
*	OMNOVA Solutions Inc.	34,053	341
*	Cloud Peak Energy Inc.	60,241	338
*	Nexeo Solutions Inc.	34,503	321
*	Westmoreland Coal Co.	13,266	234
	Olympic Steel Inc.	9,300	225
	Kronos Worldwide Inc.	17,870	213
*	Verso Corp.	27,500	195
*	LSB Industries Inc.	20,920	176
*	Resolute Forest Products Inc.	32,623	175
	Gold Resource Corp.	37,790	164
*	Codexis Inc.	33,679	155
*	Ryerson Holding Corp.	11,350	152
*	Intrepid Potash Inc.	68,500	142
	Ampco-Pittsburgh Corp.	8,432	141
	Hallador Energy Co.	13,347	121
*	Northern Technologies International Corp.	7,900	109
*	ChromaDex Corp.	28,600	95
*	NL Industries Inc.	11,473	94
*	Synalloy Corp.	7,724	85
*	Real Industry Inc.	12,514	76
*	Uranium Energy Corp.	65,085	73
*	Rentech Inc.	25,934	64
*	Handy & Harman Ltd.	2,000	51
*	Pershing Gold Corp.	13,459	44
*,^	Ur-Energy Inc.	79,380	42
	United-Guardian Inc.	2,196	34
*	Arch Coal Inc. Class A	399	31
*,^	Uni-Pixel Inc.	30,720	30
*	General Moly Inc.	69,405	17
*	Solitario Exploration & Royalty Corp.	21,996	14
*,^	Golden Minerals Co.	21,900	13
*	Centrus Energy Corp. Class A	900	6
*	Universal Stainless & Alloy Products Inc.	300	4

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Marrone Bio Innovations Inc.	1,700	4
*	Comstock Mining Inc.	8,295	2
*	US Antimony Corp.	3,395	1
			465,016
Consumer Goods (5.7%)
	Procter & Gamble Co.	2,014,086	169,344
	Coca-Cola Co.	3,049,763	126,443
	PepsiCo Inc.	1,129,470	118,176
	Philip Morris International Inc.	1,151,117	105,316
	Altria Group Inc.	1,551,149	104,889
	NIKE Inc. Class B	1,052,197	53,483
	Mondelez International Inc. Class A	1,157,570	51,315
	Colgate-Palmolive Co.	703,011	46,005
	Kraft Heinz Co.	480,961	41,997
	Reynolds American Inc.	672,811	37,704
	General Motors Co.	1,058,580	36,881
	Monsanto Co.	345,189	36,317
	Kimberly-Clark Corp.	282,682	32,260
	General Mills Inc.	470,047	29,035
	Ford Motor Co.	2,333,648	28,307
	Archer-Daniels-Midland Co.	455,955	20,814
	Constellation Brands Inc. Class A	132,995	20,389
*	Electronic Arts Inc.	224,840	17,708
	Activision Blizzard Inc.	488,768	17,649
	Newell Brands Inc.	377,573	16,859
*	Monster Beverage Corp.	338,483	15,008
	Delphi Automotive plc	216,282	14,567
	Tyson Foods Inc. Class A	232,667	14,351
	Kellogg Co.	193,017	14,227
	Estee Lauder Cos. Inc. Class A	180,275	13,789
	Conagra Brands Inc.	345,425	13,662
	Stanley Black & Decker Inc.	118,330	13,571
	Molson Coors Brewing Co. Class B	137,467	13,377
	Dr Pepper Snapple Group Inc.	146,023	13,240
	VF Corp.	246,540	13,153
	Clorox Co.	102,297	12,278
*,^	Tesla Motors Inc.	56,702	12,117
	JM Smucker Co.	87,932	11,261
	Hershey Co.	106,628	11,028
	Whirlpool Corp.	59,072	10,737
	Genuine Parts Co.	111,232	10,627
	Mead Johnson Nutrition Co.	145,857	10,321
*	Mohawk Industries Inc.	49,644	9,913
	Campbell Soup Co.	157,890	9,548
	Church & Dwight Co. Inc.	204,672	9,044
	Harley-Davidson Inc.	148,626	8,671
	McCormick & Co. Inc.	89,403	8,344
	Bunge Ltd.	110,439	7,978
	Lear Corp.	59,853	7,923
	Snap-on Inc.	46,234	7,918
	DR Horton Inc.	285,417	7,800
	Coach Inc.	215,909	7,561
	Mattel Inc.	274,426	7,560
*	WhiteWave Foods Co. Class A	134,656	7,487
	Hormel Foods Corp.	210,945	7,343
	Hasbro Inc.	90,525	7,042
	Ingredion Inc.	56,304	7,036
	Lennar Corp. Class A	160,785	6,902
*	LKQ Corp.	225,170	6,901
	BorgWarner Inc.	169,912	6,701
	Goodyear Tire & Rubber Co.	213,204	6,582
	Hanesbrands Inc.	297,213	6,411
	Brown-Forman Corp. Class B	138,878	6,238
	Leucadia National Corp.	267,633	6,222

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Harman International Industries Inc.	54,185	6,023
*	Middleby Corp.	45,454	5,855
	PVH Corp.	63,452	5,726
*	Michael Kors Holdings Ltd.	125,251	5,383
	Leggett & Platt Inc.	102,756	5,023
	Pinnacle Foods Inc.	92,345	4,936
	Gentex Corp.	248,483	4,893
*	Lululemon Athletica Inc.	73,944	4,806
*	NVR Inc.	2,723	4,545
	PulteGroup Inc.	246,212	4,525
	Thor Industries Inc.	44,775	4,480
*	WABCO Holdings Inc.	41,606	4,416
*	Lamb Weston Holdings Inc.	113,375	4,291
^	Polaris Industries Inc.	49,558	4,083
*,^	Under Armour Inc. Class A	140,460	4,080
	Ralph Lauren Corp. Class A	44,523	4,021
*	Post Holdings Inc.	49,857	4,008
	Brunswick Corp.	71,434	3,896
	Coty Inc. Class A	206,250	3,776
*	Under Armour Inc.	148,173	3,729
*	Toll Brothers Inc.	118,548	3,675
*	Edgewell Personal Care Co.	47,989	3,503
*	Take-Two Interactive Software Inc.	67,529	3,328
*	TreeHouse Foods Inc.	44,745	3,230
	Carter's Inc.	37,161	3,210
*	Hain Celestial Group Inc.	79,442	3,101
*	Tenneco Inc.	48,456	3,027
	Flowers Foods Inc.	150,760	3,011
	Pool Corp.	27,513	2,871
*	Herbalife Ltd.	58,334	2,808
*	Tempur Sealy International Inc.	39,294	2,683
*	Skechers U.S.A. Inc. Class A	106,378	2,615
	Visteon Corp.	30,357	2,439
	Snyder's-Lance Inc.	62,927	2,413
	Dana Inc.	126,616	2,403
	B&G Foods Inc.	53,577	2,347
	Spectrum Brands Holdings Inc.	18,899	2,312
	LCI Industries	20,222	2,179
*	Dorman Products Inc.	29,162	2,131
	CalAtlantic Group Inc.	62,549	2,127
	Energizer Holdings Inc.	47,429	2,116
	Nu Skin Enterprises Inc. Class A	43,821	2,094
*	Manitowoc Foodservice Inc.	107,652	2,081
	Vector Group Ltd.	87,105	1,981
	HNI Corp.	35,188	1,968
	Lancaster Colony Corp.	13,653	1,930
	Cooper Tire & Rubber Co.	49,650	1,929
*	Vista Outdoor Inc.	51,646	1,906
*	Kate Spade & Co.	100,828	1,882
*	Helen of Troy Ltd.	22,288	1,882
*	Avon Products Inc.	361,727	1,823
	Herman Miller Inc.	48,485	1,658
*	Darling Ingredients Inc.	127,868	1,651
*	Blue Buffalo Pet Products Inc.	68,586	1,649
	Wolverine World Wide Inc.	74,416	1,633
*	Cooper-Standard Holdings Inc.	15,658	1,619
	Fresh Del Monte Produce Inc.	26,156	1,586
	Dean Foods Co.	72,347	1,576
	Tupperware Brands Corp.	29,544	1,555
	J&J Snack Foods Corp.	11,583	1,545
*	Steven Madden Ltd.	42,837	1,531
*	Zynga Inc. Class A	587,169	1,509
*	US Foods Holding Corp.	53,880	1,481
	Sanderson Farms Inc.	15,063	1,420

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	TRI Pointe Group Inc.	123,573	1,419
*	Deckers Outdoor Corp.	25,089	1,390
	Universal Corp.	20,325	1,296
	Winnebago Industries Inc.	40,485	1,281
*	American Axle & Manufacturing Holdings Inc.	66,092	1,276
	Steelcase Inc. Class A	70,228	1,257
	La-Z-Boy Inc.	38,861	1,207
*	Boston Beer Co. Inc. Class A	7,084	1,203
*	Gentherm Inc.	35,382	1,198
	Columbia Sportswear Co.	20,452	1,192
*	iRobot Corp.	20,249	1,184
	Schweitzer-Mauduit International Inc.	25,842	1,177
*	Meritage Homes Corp.	32,645	1,136
	Standard Motor Products Inc.	20,747	1,104
*	ACCO Brands Corp.	84,063	1,097
	KB Home	68,195	1,078
	Knoll Inc.	37,546	1,049
^	Pilgrim's Pride Corp.	55,198	1,048
*	Central Garden & Pet Co. Class A	33,733	1,042
^	Cal-Maine Foods Inc.	23,244	1,027
	Andersons Inc.	22,283	996
	WD-40 Co.	8,517	996
	MDC Holdings Inc.	38,647	992
*,^	Wayfair Inc.	26,416	926
	Interface Inc. Class A	49,273	914
*	G-III Apparel Group Ltd.	30,366	898
*	Fossil Group Inc.	33,090	856
	Callaway Golf Co.	76,870	842
*	Fitbit Inc. Class A	111,100	813
*	Seaboard Corp.	203	802
*	Select Comfort Corp.	34,864	789
	Nutrisystem Inc.	22,376	775
*	Fox Factory Holding Corp.	27,200	755
	Oxford Industries Inc.	12,425	747
	Ethan Allen Interiors Inc.	19,682	725
	Calavo Growers Inc.	11,612	713
*	Universal Electronics Inc.	10,955	707
	Tower International Inc.	24,507	695
	Briggs & Stratton Corp.	30,814	686
	Coca-Cola Bottling Co. Consolidated	3,739	669
	Superior Industries International Inc.	24,947	657
*	Modine Manufacturing Co.	42,756	637
*	USANA Health Sciences Inc.	10,228	626
*	Taylor Morrison Home Corp. Class A	30,300	584
*,^	GoPro Inc. Class A	65,000	566
	Phibro Animal Health Corp. Class A	19,103	560
	Inter Parfums Inc.	16,744	548
*	Motorcar Parts of America Inc.	20,366	548
*	Cavco Industries Inc.	5,396	539
*	M/I Homes Inc.	21,070	531
	John B Sanfilippo & Son Inc.	7,257	511
	AdvancePierre Foods Holdings Inc.	17,000	506
*	Nautilus Inc.	26,236	485
	National Beverage Corp.	9,474	484
*	Stoneridge Inc.	24,664	436
*	Federal-Mogul Holdings Corp.	42,219	435
*	Crocs Inc.	63,284	434
	Movado Group Inc.	15,079	433
*,^	LGI Homes Inc.	15,044	432
*	William Lyon Homes Class A	22,426	427
*	Iconix Brand Group Inc.	45,614	426
	Metaldyne Performance Group Inc.	18,424	423
*	Revlon Inc. Class A	14,365	419
^	Tootsie Roll Industries Inc.	9,955	396

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	WCI Communities Inc.	16,871	396
*	Beazer Homes USA Inc.	29,534	393
	National Presto Industries Inc.	3,662	390
	Titan International Inc.	34,500	387
*	Unifi Inc.	11,745	383
	Medifast Inc.	8,607	358
	Hooker Furniture Corp.	9,219	350
	MGP Ingredients Inc.	6,948	347
	Flexsteel Industries Inc.	5,296	327
*	Eastman Kodak Co.	20,574	319
	Libbey Inc.	15,729	306
*	Omega Protein Corp.	11,680	293
	Nutraceutical International Corp.	8,299	290
*	Malibu Boats Inc. Class A	14,763	282
*	Seneca Foods Corp. Class A	6,951	278
*	Century Communities Inc.	12,438	261
	Bassett Furniture Industries Inc.	8,483	258
*	Perry Ellis International Inc.	10,120	252
*,^	Amplify Snack Brands Inc.	26,110	230
*	Arctic Cat Inc.	15,286	230
	Culp Inc.	6,119	227
^	Orchids Paper Products Co.	8,653	227
*	Sequential Brands Group Inc.	47,974	224
*	Primo Water Corp.	16,420	202
*	Vera Bradley Inc.	16,600	195
*	Glu Mobile Inc.	99,428	193
*,^	Hovnanian Enterprises Inc. Class A	70,309	192
*	Freshpet Inc.	16,875	171
	Superior Uniform Group Inc.	8,600	169
*	ZAGG Inc.	23,585	167
*	Farmer Brothers Co.	4,375	161
	A-Mark Precious Metals Inc.	7,825	153
	Oil-Dri Corp. of America	3,637	139
*	Alliance One International Inc.	6,819	131
	MCBC Holdings Inc.	8,934	130
	Johnson Outdoors Inc. Class A	3,125	124
*	Craft Brew Alliance Inc.	7,254	123
*	JAKKS Pacific Inc.	22,300	115
	Limoneira Co.	5,294	114
	Weyco Group Inc.	3,470	109
*	Delta Apparel Inc.	5,200	108
	Lifetime Brands Inc.	6,025	107
*	Cherokee Inc.	9,605	101
	Alico Inc.	3,661	99
*	Lifeway Foods Inc.	8,078	93
	Nature's Sunshine Products Inc.	6,088	91
*	New Home Co. Inc.	7,785	91
*	Acushnet Holdings Corp.	4,501	89
*	Lifevantage Corp.	10,687	87
*	Castle Brands Inc.	111,100	84
*,^	Vuzix Corp.	11,300	77
	Acme United Corp.	2,950	75
*	Vince Holding Corp.	18,246	74
*	Core Molding Technologies Inc.	3,900	67
*	Fenix Parts Inc.	23,600	67
	Valvoline Inc.	3,018	65
*	Turning Point Brands Inc.	5,180	63
	Strattec Security Corp.	1,567	63
*	Skyline Corp.	3,957	61
	Escalade Inc.	4,289	57
	Rocky Brands Inc.	4,880	56
*,^	22nd Century Group Inc.	48,100	52
*	elf Beauty Inc.	1,790	52
*	Lipocine Inc.	13,400	49

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Charles & Colvard Ltd.	41,588	46
	LS Starrett Co. Class A	4,185	39
	P&F Industries Inc. Class A	4,580	38
*	Differential Brands Group Inc.	13,400	31
	Unique Fabricating Inc.	1,900	28
*	Natural Alternatives International Inc.	2,300	26
*	US Auto Parts Network Inc.	7,290	26
*	Central Garden & Pet Co.	700	23
*	Inventure Foods Inc.	1,121	11
*	Emerson Radio Corp.	10,371	11
*	Dixie Group Inc.	2,947	11
*	Shiloh Industries Inc.	1,187	8
*	Lakeland Industries Inc.	673	7
*,^	Nova Lifestyle Inc.	2,858	5
*,^	Long Island Iced Tea Corp.	1,300	5
*	Reed's Inc.	1,300	5
*	Seventy Seven Energy Inc Escrow Line	42,434	5
*	Willamette Valley Vineyards Inc.	362	3
*	Zedge Inc. Class B	501	2
*	Crystal Rock Holdings Inc.	1,542	1
*	Seventy Seven Energy Inc Warrants Expire 8/1/21	2,359	—
*	Seventy Seven Energy Inc Warrants Expire 8/1/23	2,123	—
*	Cubist Pharmaceuticals, Inc. CVR	14,500	—
			1,748,998
Consumer Services (7.8%)
*	Amazon.com Inc.	315,124	236,302
	Comcast Corp. Class A	1,875,263	129,487
	Home Depot Inc.	961,716	128,947
	Walt Disney Co.	1,128,542	117,617
	McDonald's Corp.	661,769	80,551
	Wal-Mart Stores Inc.	1,107,374	76,542
	Starbucks Corp.	1,087,629	60,385
	Walgreens Boots Alliance Inc.	723,356	59,865
	CVS Health Corp.	739,934	58,388
*	Priceline Group Inc.	38,542	56,505
	Time Warner Inc.	577,368	55,733
	Costco Wholesale Corp.	345,822	55,370
	Lowe's Cos. Inc.	691,529	49,182
*	Charter Communications Inc. Class A	159,058	45,796
*	Netflix Inc.	318,566	39,438
	TJX Cos. Inc.	489,744	36,794
	Target Corp.	450,065	32,508
	Delta Air Lines Inc.	585,029	28,778
	Kroger Co.	751,095	25,920
*	eBay Inc.	839,465	24,924
	McKesson Corp.	176,564	24,798
	Southwest Airlines Co.	484,580	24,151
	Twenty-First Century Fox Inc. Class A	820,494	23,007
	Sysco Corp.	398,045	22,040
	Ross Stores Inc.	309,592	20,309
*	O'Reilly Automotive Inc.	70,435	19,610
	CBS Corp. Class B	305,968	19,466
	American Airlines Group Inc.	404,997	18,909
	Marriott International Inc. Class A	228,431	18,887
*	AutoZone Inc.	23,028	18,187
	Cardinal Health Inc.	250,393	18,021
	Yum! Brands Inc.	269,838	17,089
	Las Vegas Sands Corp.	310,646	16,592
	Omnicom Group Inc.	185,411	15,780
	Carnival Corp.	301,575	15,700
*	United Continental Holdings Inc.	214,225	15,613
	Dollar General Corp.	198,399	14,695
*	Dollar Tree Inc.	176,318	13,608
	L Brands Inc.	192,841	12,697

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Hilton Worldwide Holdings Inc.	463,553	12,609
* Ulta Salon Cosmetics & Fragrance Inc.	46,269	11,796
Nielsen Holdings plc	266,981	11,200
Royal Caribbean Cruises Ltd.	134,556	11,039
Expedia Inc.	97,227	11,014
* MGM Resorts International	377,105	10,872
AmerisourceBergen Corp. Class A	138,479	10,828
Viacom Inc. Class B	281,136	9,868
* DISH Network Corp. Class A	169,757	9,834
* CarMax Inc.	151,668	9,766
Advance Auto Parts Inc.	55,004	9,302
Best Buy Co. Inc.	214,508	9,153
Twenty-First Century Fox Inc.	327,979	8,937
Macy's Inc.	241,685	8,655
* Chipotle Mexican Grill Inc. Class A	22,894	8,638
Alaska Air Group Inc.	96,883	8,596
Tractor Supply Co.	104,447	7,918
Whole Foods Market Inc.	257,208	7,912
Foot Locker Inc.	105,042	7,446
Interpublic Group of Cos. Inc.	313,790	7,346
Kohl's Corp.	144,656	7,143
* Rite Aid Corp.	839,550	6,918
Darden Restaurants Inc.	93,622	6,808
Aramark	190,065	6,789
* Liberty Interactive Corp. QVC Group Class A	332,431	6,642
Wyndham Worldwide Corp.	85,146	6,503
Tiffany & Co.	82,472	6,386
^ Sirius XM Holdings Inc.	1,327,732	5,908
Domino's Pizza Inc.	37,079	5,904
Signet Jewelers Ltd.	61,537	5,800
* JetBlue Airways Corp.	255,614	5,731
Wynn Resorts Ltd.	64,353	5,567
* Norwegian Cruise Line Holdings Ltd.	125,468	5,336
FactSet Research Systems Inc.	31,142	5,090
* Discovery Communications Inc.	187,099	5,011
* Liberty Media Corp-Liberty SiriusXM	139,547	4,733
News Corp. Class A	412,550	4,728
* Burlington Stores Inc.	55,734	4,723
Bed Bath & Beyond Inc.	115,550	4,696
KAR Auction Services Inc.	108,903	4,641
Staples Inc.	511,245	4,627
Scripps Networks Interactive Inc. Class A	63,627	4,541
^ Nordstrom Inc.	94,458	4,527
Vail Resorts Inc.	27,567	4,447
* Copart Inc.	76,715	4,251
Service Corp. International	146,383	4,157
* TripAdvisor Inc.	89,452	4,148
* ServiceMaster Global Holdings Inc.	109,081	4,109
H&R Block Inc.	177,335	4,077
* VCA Inc.	59,156	4,061
Sabre Corp.	158,610	3,957
Gap Inc.	172,605	3,873
Casey's General Stores Inc.	32,233	3,832
Dunkin' Brands Group Inc.	72,391	3,796
TEGNA Inc.	173,377	3,709
* Panera Bread Co. Class A	17,215	3,531
Dick's Sporting Goods Inc.	65,452	3,476
Dun & Bradstreet Corp.	28,149	3,415
Six Flags Entertainment Corp.	56,870	3,410
Cinemark Holdings Inc.	82,211	3,154
* Spirit Airlines Inc.	54,388	3,147
* Discovery Communications Inc. Class A	113,792	3,119
^ Cracker Barrel Old Country Store Inc.	18,506	3,090
* Sally Beauty Holdings Inc.	114,944	3,037

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Williams-Sonoma Inc.	60,521	2,929
* AutoNation Inc.	59,336	2,887
Jack in the Box Inc.	25,020	2,793
* Live Nation Entertainment Inc.	103,010	2,740
* Madison Square Garden Co. Class A	15,411	2,643
* Liberty Media Corp-Liberty SiriusXM	75,316	2,600
* AMC Networks Inc. Class A	48,972	2,563
Rollins Inc.	74,172	2,506
* GrubHub Inc.	66,500	2,502
* Bright Horizons Family Solutions Inc.	35,697	2,500
Texas Roadhouse Inc. Class A	49,259	2,376
* Avis Budget Group Inc.	63,710	2,337
CST Brands Inc.	48,452	2,333
Tribune Media Co. Class A	66,052	2,311
* Beacon Roofing Supply Inc.	49,972	2,302
* Pandora Media Inc.	173,252	2,259
Wendy's Co.	161,876	2,189
* Buffalo Wild Wings Inc.	14,166	2,187
Brinker International Inc.	43,785	2,169
* Hawaiian Holdings Inc.	38,024	2,167
* Cabela's Inc.	36,975	2,165
* Sprouts Farmers Market Inc.	113,026	2,138
GameStop Corp. Class A	83,956	2,121
* Grand Canyon Education Inc.	35,904	2,099
Cheesecake Factory Inc.	34,786	2,083
* Lions Gate Entertainment Corp. Class B	82,963	2,036
Cable One Inc.	3,266	2,031
* Yelp Inc. Class A	52,100	1,987
Office Depot Inc.	437,974	1,980
American Eagle Outfitters Inc.	127,980	1,941
* JC Penney Co. Inc.	232,526	1,932
* United Natural Foods Inc.	40,123	1,915
John Wiley & Sons Inc. Class A	35,085	1,912
Sinclair Broadcast Group Inc. Class A	55,330	1,845
* Dave & Buster's Entertainment Inc.	32,705	1,841
Matthews International Corp. Class A	23,938	1,840
Aaron's Inc.	56,492	1,807
Chemed Corp.	11,228	1,801
AMERCO	4,847	1,791
Graham Holdings Co. Class B	3,486	1,785
* Murphy USA Inc.	28,999	1,783
* Michaels Cos. Inc.	87,097	1,781
Lithia Motors Inc. Class A	18,309	1,773
Dolby Laboratories Inc. Class A	38,330	1,732
Regal Entertainment Group Class A	83,304	1,716
* Liberty Expedia Holdings Inc. Class A	43,091	1,709
Allegiant Travel Co. Class A	10,248	1,705
* Five Below Inc.	42,667	1,705
* Urban Outfitters Inc.	59,797	1,703
Meredith Corp.	28,624	1,693
Big Lots Inc.	33,082	1,661
Papa John's International Inc.	19,176	1,641
Hillenbrand Inc.	42,566	1,632
Bloomin' Brands Inc.	89,794	1,619
Penske Automotive Group Inc.	30,741	1,594
* Media General Inc.	82,296	1,550
* Acxiom Corp.	56,893	1,525
Extended Stay America Inc.	94,045	1,519
* WebMD Health Corp.	29,982	1,486
Core-Mark Holding Co. Inc.	34,424	1,483
* Sotheby's	36,828	1,468
* Stamps.com Inc.	12,588	1,443
Churchill Downs Inc.	9,493	1,428
Nexstar Broadcasting Group Inc. Class A	22,376	1,416

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Chico's FAS Inc.	97,894	1,409
Monro Muffler Brake Inc.	24,602	1,407
SkyWest Inc.	38,466	1,402
DeVry Education Group Inc.	44,212	1,379
New York Times Co. Class A	101,534	1,350
PriceSmart Inc.	16,041	1,339
Time Inc.	73,952	1,320
Marriott Vacations Worldwide Corp.	15,518	1,317
Choice Hotels International Inc.	23,469	1,315
* Hyatt Hotels Corp. Class A	23,800	1,315
ILG Inc.	72,219	1,312
Children's Place Inc.	12,830	1,295
Group 1 Automotive Inc.	16,423	1,280
* Boyd Gaming Corp.	61,417	1,239
* Shutterfly Inc.	24,078	1,208
* Hertz Global Holdings Inc.	54,485	1,175
* Caesars Acquisition Co. Class A	86,169	1,163
DSW Inc. Class A	51,096	1,157
* comScore Inc.	35,473	1,120
* Groupon Inc. Class A	334,894	1,112
* Houghton Mifflin Harcourt Co.	101,751	1,104
* Liberty Media Corp-Liberty Media	35,171	1,102
SpartanNash Co.	27,391	1,083
DineEquity Inc.	13,939	1,073
* SUPERVALU Inc.	228,173	1,066
Caleres Inc.	32,428	1,064
* MSG Networks Inc.	48,661	1,046
* Lions Gate Entertainment Corp. Class A	38,568	1,037
* Asbury Automotive Group Inc.	16,489	1,017
* Restoration Hardware Holdings Inc.	33,100	1,016
* Performance Food Group Co.	42,247	1,014
Dillard's Inc. Class A	16,075	1,008
SeaWorld Entertainment Inc.	53,000	1,003
* Rush Enterprises Inc. Class A	31,205	995
Tailored Brands Inc.	38,507	984
* La Quinta Holdings Inc.	68,841	978
Sonic Corp.	36,826	976
* EW Scripps Co. Class A	49,439	956
Morningstar Inc.	12,883	948
* Ascena Retail Group Inc.	151,649	939
Gannett Co. Inc.	96,367	936
* Herc Holdings Inc.	23,229	933
* Ollie's Bargain Outlet Holdings Inc.	32,519	925
* Etsy Inc.	78,300	922
* Popeyes Louisiana Kitchen Inc.	15,087	912
Scholastic Corp.	18,751	890
* Genesco Inc.	14,338	890
* Penn National Gaming Inc.	62,393	860
HSN Inc.	24,559	842
* Belmond Ltd. Class A	61,955	827
* Liberty TripAdvisor Holdings Inc. Class A	53,962	812
Ingles Markets Inc. Class A	16,772	807
^ AMC Entertainment Holdings Inc.	23,925	805
* Apollo Education Group Inc.	78,484	777
International Speedway Corp. Class A	20,999	773
Capella Education Co.	8,460	743
Weis Markets Inc.	11,040	738
* Denny's Corp.	56,699	727
ClubCorp Holdings Inc.	49,100	705
* Express Inc.	64,500	694
Bob Evans Farms Inc.	13,020	693
New Media Investment Group Inc.	43,032	688
Planet Fitness Inc. Class A	34,175	687
Abercrombie & Fitch Co.	54,622	655

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	BJ's Restaurants Inc.	16,675	655
*	Fiesta Restaurant Group Inc.	21,926	654
	Sonic Automotive Inc. Class A	28,233	647
	Guess? Inc.	52,863	640
*	Gray Television Inc.	58,680	637
*	Hibbett Sports Inc.	16,889	630
	Finish Line Inc. Class A	32,793	617
*	Liberty Media Corp-Liberty Braves	29,620	610
*	Strayer Education Inc.	7,490	604
	GNC Holdings Inc. Class A	54,200	598
*	Pinnacle Entertainment Inc.	41,213	598
	Cato Corp. Class A	19,785	595
	Wingstop Inc.	20,112	595
	Buckle Inc.	25,989	593
*	Red Robin Gourmet Burgers Inc.	10,421	588
	National CineMedia Inc.	39,743	585
*	Smart & Final Stores Inc.	40,626	573
*	Scientific Games Corp. Class A	40,780	571
	Red Rock Resorts Inc. Class A	24,601	571
*	Quotient Technology Inc.	52,200	561
	Pier 1 Imports Inc.	64,848	554
*	SiteOne Landscape Supply Inc.	15,900	552
*	TrueCar Inc.	42,700	534
*	Francesca's Holdings Corp.	29,200	526
*	Liberty Media Corp-Liberty Media Class A	16,179	507
*	Vitamin Shoppe Inc.	20,688	491
*	Tile Shop Holdings Inc.	24,906	487
*	Bankrate Inc.	43,508	481
*	K12 Inc.	27,937	479
	World Wrestling Entertainment Inc. Class A	25,085	462
*	Providence Service Corp.	11,912	453
	Rent-A-Center Inc.	40,063	451
*	Career Education Corp.	44,493	449
*	Carrols Restaurant Group Inc.	28,976	442
*	Diplomat Pharmacy Inc.	34,644	437
	Barnes & Noble Inc.	38,568	430
*	Regis Corp.	29,537	429
*	SP Plus Corp.	14,737	415
*	Isle of Capri Casinos Inc.	16,673	412
*	XO Group Inc.	20,857	406
*	FTD Cos. Inc.	16,953	404
*	Biglari Holdings Inc.	850	402
	Entravision Communications Corp. Class A	55,671	390
^	Fred's Inc. Class A	20,980	389
*	Shake Shack Inc. Class A	10,859	389
*	MarineMax Inc.	19,961	386
*	Eldorado Resorts Inc.	22,734	385
*	Chegg Inc.	51,790	382
	Ruth's Hospitality Group Inc.	20,750	380
*,^	Zoe's Kitchen Inc.	14,369	345
*	Caesars Entertainment Corp.	39,700	337
*	Lumber Liquidators Holdings Inc.	21,367	336
*	Chuy's Holdings Inc.	10,362	336
*	Party City Holdco Inc.	23,384	332
*	Clean Energy Fuels Corp.	115,300	330
	MDC Partners Inc. Class A	48,714	319
*	Del Taco Restaurants Inc.	22,300	315
	Entercom Communications Corp. Class A	20,538	314
*	Barnes & Noble Education Inc.	27,183	312
*	Zumiez Inc.	14,000	306
	Marcus Corp.	9,559	301
	Blue Nile Inc.	7,300	297
*	Chefs' Warehouse Inc.	18,575	293
*	Global Eagle Entertainment Inc.	45,259	292

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	PetMed Express Inc.	12,601	291
*	RetailMeNot Inc.	31,200	290
*	Angie's List Inc.	34,490	284
	Shoe Carnival Inc.	10,511	284
*	Liquidity Services Inc.	27,828	271
	Haverty Furniture Cos. Inc.	11,395	270
*	America's Car-Mart Inc.	6,119	268
*	tronc Inc.	19,200	266
*,^	Weight Watchers International Inc.	22,900	262
*	Sportsman's Warehouse Holdings Inc.	27,499	258
*	1-800-Flowers.com Inc. Class A	23,555	252
*	Habit Restaurants Inc. Class A	14,300	247
*	Del Frisco's Restaurant Group Inc.	14,476	246
	Big 5 Sporting Goods Corp.	13,578	236
*,^	Lands' End Inc.	15,522	235
	Village Super Market Inc. Class A	7,310	226
	Carriage Services Inc. Class A	7,702	221
*	Titan Machinery Inc.	14,700	214
*	Conn's Inc.	16,694	211
*,^	Duluth Holdings Inc.	8,000	203
*	El Pollo Loco Holdings Inc.	16,500	203
*	American Public Education Inc.	8,100	199
*	Rubicon Project Inc.	26,700	198
	Citi Trends Inc.	10,398	196
*	Bojangles' Inc.	10,456	195
*	Natural Grocers by Vitamin Cottage Inc.	16,080	191
*	Tuesday Morning Corp.	35,281	191
*	Overstock.com Inc.	10,886	191
*	Century Casinos Inc.	23,047	190
*	Monarch Casino & Resort Inc.	7,201	186
*	Lindblad Expeditions Holdings Inc.	19,500	184
*	Potbelly Corp.	14,050	181
*	Bridgepoint Education Inc.	17,724	180
	Stage Stores Inc.	40,500	177
	Natural Health Trends Corp.	7,100	176
	Speedway Motorsports Inc.	8,106	176
*	TechTarget Inc.	20,502	175
*	West Marine Inc.	16,389	172
*	Full House Resorts Inc.	68,459	164
*	Townsquare Media Inc. Class A	15,700	163
*,^	Sears Holdings Corp.	17,400	162
*	Intrawest Resorts Holdings Inc.	8,610	154
*	Boot Barn Holdings Inc.	11,900	149
*	Avid Technology Inc.	33,723	148
	CSS Industries Inc.	5,470	148
	Golden Entertainment Inc.	12,142	147
*	Ruby Tuesday Inc.	42,530	137
	Clear Channel Outdoor Holdings Inc. Class A	25,400	128
*	QuinStreet Inc.	33,500	126
*	J Alexander's Holdings Inc.	11,698	126
*	Container Store Group Inc.	19,400	123
*	Ascent Capital Group Inc. Class A	7,443	121
*	Destination XL Group Inc.	27,724	118
*	Care.com Inc.	13,720	118
	Stein Mart Inc.	21,111	116
*	Liberty Media Corp-Liberty Braves	5,626	115
*	Marchex Inc. Class B	43,400	115
	Liberty Tax Inc.	8,330	112
*	PCM Inc.	4,598	103
	Harte-Hanks Inc.	67,500	102
*	Lee Enterprises Inc.	33,725	98
*	Trupanion Inc.	6,200	96
*	Build-A-Bear Workshop Inc.	6,826	94
*	Reading International Inc. Class A	5,362	89

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Autobytel Inc.	6,554	88
*	Kirkland's Inc.	5,386	84
*	Daily Journal Corp.	328	79
*	Tilly's Inc. Class A	6,005	79
*	Travelzoo Inc.	7,700	72
*	YuMe Inc.	20,055	72
*	New York & Co. Inc.	27,708	63
*	EVINE Live Inc.	39,820	60
*,^	Remark Media Inc.	14,727	58
*	CafePress Inc.	18,899	56
*	Leaf Group Ltd.	8,480	56
	CBS Corp. Class A	800	52
*	Red Lion Hotels Corp.	5,786	48
*	Luby's Inc.	10,342	44
	McClatchy Co. Class A	2,633	35
	Ark Restaurants Corp.	1,339	32
*	Nathan's Famous Inc.	500	32
	A H Belo Corp. Class A	5,110	32
*	Gaia Inc. Class A	3,551	31
*	Profire Energy Inc.	22,183	31
	Destination Maternity Corp.	5,138	27
	RCI Hospitality Holdings Inc.	1,511	26
*	Digital Turbine Inc.	36,287	25
*	Insignia Systems Inc.	9,200	22
	Saga Communications Inc. Class A	396	20
*	Bravo Brio Restaurant Group Inc.	5,231	20
*	Radio One Inc.	6,621	19
	Collectors Universe Inc.	901	19
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Famous Dave's of America Inc.	3,409	17
*	Noodles & Co. Class A	4,100	17
*	Diversified Restaurant Holdings Inc.	11,200	16
*	Hemisphere Media Group Inc. Class A	1,300	15
	Live Ventures Inc.	600	14
*	Cambium Learning Group Inc.	2,620	13
	Gaming Partners International Corp.	800	9
*	Town Sports International Holdings Inc.	3,700	9
*	hhgregg Inc.	5,700	8
*	At Home Group Inc.	551	8
*,^	FunctionX Inc.	2,796	7
	Salem Media Group Inc. Class A	1,001	6
	Educational Development Corp.	600	6
*	Trade Desk Inc. Class A	215	6
*	TheStreet Inc.	6,263	5
*	Good Times Restaurants Inc.	1,300	4
*	Rave Restaurant Group Inc.	2,111	4
*	RealNetworks Inc.	706	3
	bebe stores inc	580	3
*	Cumulus Media Inc. Class A	1,878	2
*	Peak Resorts Inc.	300	2
*	Bon-Ton Stores Inc.	1,000	1
*	Spark Networks Inc.	1,685	1
*	NTN Buzztime Inc.	100	1
*	SPAR Group Inc.	754	1
*,^	WeCast Network Inc.	400	1
*	ONE Group Hospitality Inc.	200	—
*	Radio One Inc. Class A	100	—
	National American University Holdings Inc.	100	—
*	Gerber Scientific Inc. CVR	16,800	—
			2,382,778
Financials (12.4%)
	JPMorgan Chase & Co.	2,829,566	244,163
*	Berkshire Hathaway Inc. Class B	1,395,805	227,488
	Wells Fargo & Co.	3,541,371	195,165

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Bank of America Corp.	7,608,839	168,155
Citigroup Inc.	2,201,807	130,853
Visa Inc. Class A	1,472,869	114,913
Mastercard Inc. Class A	759,286	78,396
Goldman Sachs Group Inc.	282,489	67,642
US Bancorp	1,292,844	66,413
American International Group Inc.	801,221	52,328
Morgan Stanley	1,119,632	47,304
Chubb Ltd.	348,514	46,046
PNC Financial Services Group Inc.	391,776	45,822
American Express Co.	617,019	45,709
Simon Property Group Inc.	247,814	44,029
Bank of New York Mellon Corp.	795,523	37,692
MetLife Inc.	689,180	37,140
Charles Schwab Corp.	933,399	36,841
Capital One Financial Corp.	409,175	35,696
Prudential Financial Inc.	342,102	35,599
American Tower Corporation	334,533	35,353
BlackRock Inc.	83,290	31,695
BB&T Corp.	653,741	30,739
CME Group Inc.	252,970	29,180
Travelers Cos. Inc.	226,788	27,763
Marsh & McLennan Cos. Inc.	401,282	27,123
Public Storage	116,660	26,074
Intercontinental Exchange Inc.	446,620	25,198
Discover Financial Services	331,652	23,909
Aon plc	207,559	23,149
Crown Castle International Corp.	266,583	23,131
Synchrony Financial	637,069	23,107
Aflac Inc.	322,228	22,427
S&P Global Inc.	205,497	22,099
SunTrust Banks Inc.	399,782	21,928
Prologis Inc.	413,048	21,805
Allstate Corp.	293,466	21,752
State Street Corp.	274,820	21,359
Equinix Inc.	56,073	20,041
* Berkshire Hathaway Inc. Class A	79	19,286
AvalonBay Communities Inc.	108,358	19,196
Weyerhaeuser Co.	587,611	17,681
M&T Bank Corp.	112,332	17,572
Ventas Inc.	279,382	17,467
Fifth Third Bancorp	614,600	16,576
Progressive Corp.	456,271	16,198
KeyCorp	859,462	15,702
Welltower Inc.	229,363	15,351
Boston Properties Inc.	120,814	15,196
Northern Trust Corp.	169,528	15,096
Citizens Financial Group Inc.	419,154	14,934
Hartford Financial Services Group Inc.	302,575	14,418
Regions Financial Corp.	993,756	14,270
Vornado Realty Trust	133,902	13,975
Ameriprise Financial Inc.	125,774	13,953
T. Rowe Price Group Inc.	185,394	13,953
Principal Financial Group Inc.	223,577	12,936
Equity Residential	199,192	12,820
Willis Towers Watson plc	102,839	12,575
Lincoln National Corp.	183,166	12,138
Moody's Corp.	128,137	12,079
Realty Income Corp.	209,215	12,026
Essex Property Trust Inc.	51,642	12,007
Huntington Bancshares Inc.	873,627	11,549
Digital Realty Trust Inc.	115,938	11,392
Equifax Inc.	94,515	11,175
Host Hotels & Resorts Inc.	580,392	10,935

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Franklin Resources Inc.	273,800	10,837
First Republic Bank	117,277	10,806
Loews Corp.	230,383	10,789
General Growth Properties Inc.	421,362	10,526
* IHS Markit Ltd.	283,286	10,031
* Liberty Broadband Corp.	133,223	9,868
Invesco Ltd.	323,513	9,815
* Markel Corp.	10,531	9,525
Comerica Inc.	137,228	9,347
Cincinnati Financial Corp.	122,171	9,254
Mid-America Apartment Communities Inc.	89,537	8,767
SL Green Realty Corp.	80,311	8,637
Annaly Capital Management Inc.	863,078	8,605
Western Union Co.	383,810	8,336
TD Ameritrade Holding Corp.	186,798	8,144
Unum Group	184,772	8,117
Kimco Realty Corp.	320,941	8,075
XL Group Ltd.	215,595	8,033
Federal Realty Investment Trust	55,879	7,941
UDR Inc.	215,773	7,871
* Arch Capital Group Ltd.	90,693	7,826
Macerich Co.	109,267	7,740
* CBRE Group Inc. Class A	239,486	7,541
* E*TRADE Financial Corp.	215,795	7,477
Extra Space Storage Inc.	95,798	7,399
CIT Group Inc.	170,746	7,287
Duke Realty Corp.	273,371	7,261
* SVB Financial Group	41,209	7,074
Arthur J Gallagher & Co.	134,836	7,006
Everest Re Group Ltd.	32,332	6,997
* Alleghany Corp.	11,503	6,995
Raymond James Financial Inc.	100,534	6,964
FNF Group	204,410	6,942
Zions Bancorporation	160,272	6,898
Alexandria Real Estate Equities Inc.	60,772	6,754
VEREIT Inc.	790,489	6,688
Iron Mountain Inc.	196,760	6,391
Voya Financial Inc.	158,876	6,231
Torchmark Corp.	84,376	6,224
* Affiliated Managers Group Inc.	42,695	6,204
New York Community Bancorp Inc.	389,779	6,201
Reinsurance Group of America Inc. Class A	48,709	6,129
* Signature Bank	40,717	6,116
Nasdaq Inc.	90,590	6,080
Brixmor Property Group Inc.	248,527	6,069
Camden Property Trust	68,813	5,785
East West Bancorp Inc.	111,526	5,669
SEI Investments Co.	113,494	5,602
Regency Centers Corp.	81,193	5,598
Apartment Investment & Management Co.	122,067	5,548
MSCI Inc. Class A	70,148	5,526
American Campus Communities Inc.	107,719	5,361
Kilroy Realty Corp.	72,185	5,285
AGNC Investment Corp.	289,512	5,249
WP Carey Inc.	88,718	5,242
National Retail Properties Inc.	117,126	5,177
Omega Healthcare Investors Inc.	159,652	4,991
People's United Financial Inc.	257,016	4,976
PacWest Bancorp	90,018	4,901
Bank of the Ozarks Inc.	91,851	4,830
WR Berkley Corp.	72,170	4,800
American Financial Group Inc.	53,925	4,752
Gaming and Leisure Properties Inc.	152,505	4,670
CBOE Holdings Inc.	62,689	4,632

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Axis Capital Holdings Ltd.	70,668	4,613
Endurance Specialty Holdings Ltd.	48,761	4,506
HCP Inc.	151,508	4,503
Starwood Property Trust Inc.	205,017	4,500
Assurant Inc.	48,174	4,473
Liberty Property Trust	112,681	4,451
Equity LifeStyle Properties Inc.	60,572	4,367
Lamar Advertising Co. Class A	64,340	4,326
Spirit Realty Capital Inc.	396,659	4,308
Navient Corp.	254,152	4,176
Lazard Ltd. Class A	100,050	4,111
RenaissanceRe Holdings Ltd.	29,971	4,083
Sun Communities Inc.	52,852	4,049
Forest City Realty Trust Inc. Class A	194,060	4,044
Douglas Emmett Inc.	109,351	3,998
MarketAxess Holdings Inc.	27,155	3,990
DDR Corp.	260,477	3,977
Hospitality Properties Trust	125,299	3,977
Highwoods Properties Inc.	76,988	3,927
CubeSmart	146,215	3,914
Assured Guaranty Ltd.	103,580	3,912
Cullen/Frost Bankers Inc.	44,094	3,890
Commerce Bancshares Inc.	67,145	3,882
Prosperity Bancshares Inc.	53,823	3,863
First Horizon National Corp.	189,850	3,799
Webster Financial Corp.	69,784	3,788
Brown & Brown Inc.	84,188	3,777
* SLM Corp.	341,970	3,769
Investors Bancorp Inc.	268,573	3,747
Jones Lang LaSalle Inc.	37,065	3,745
Old Republic International Corp.	196,415	3,732
Synovus Financial Corp.	90,533	3,719
Senior Housing Properties Trust	190,401	3,604
* Western Alliance Bancorp	73,721	3,591
American Homes 4 Rent Class A	170,976	3,587
Popular Inc.	80,700	3,536
EPR Properties	49,099	3,524
Allied World Assurance Co. Holdings AG	65,196	3,502
BankUnited Inc.	91,318	3,442
* Howard Hughes Corp.	29,952	3,418
Umpqua Holdings Corp.	180,033	3,381
DCT Industrial Trust Inc.	70,422	3,372
Taubman Centers Inc.	45,519	3,365
Eaton Vance Corp.	80,110	3,355
Hudson Pacific Properties Inc.	96,178	3,345
Validus Holdings Ltd.	59,290	3,262
Weingarten Realty Investors	90,741	3,248
Healthcare Trust of America Inc. Class A	110,952	3,230
First American Financial Corp.	87,283	3,197
Associated Banc-Corp	128,532	3,175
Life Storage Inc.	37,216	3,173
New Residential Investment Corp.	201,100	3,161
STORE Capital Corp.	126,642	3,129
PrivateBancorp Inc.	57,649	3,124
Gramercy Property Trust	339,178	3,114
Realogy Holdings Corp.	120,639	3,104
Medical Properties Trust Inc.	247,341	3,042
* Zillow Group Inc.	83,417	3,042
Radian Group Inc.	169,126	3,041
* Texas Capital Bancshares Inc.	38,338	3,006
Hanover Insurance Group Inc.	32,867	2,991
Two Harbors Investment Corp.	338,017	2,948
* Equity Commonwealth	96,446	2,917
IBERIABANK Corp.	34,611	2,899

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Retail Properties of America Inc.	187,086	2,868
Wintrust Financial Corp.	39,359	2,856
Healthcare Realty Trust Inc.	93,716	2,841
Aspen Insurance Holdings Ltd.	51,600	2,838
Communications Sales & Leasing Inc.	111,250	2,827
CyrusOne Inc.	63,142	2,824
FNB Corp.	174,082	2,791
Hancock Holding Co.	64,508	2,780
Chemical Financial Corp.	51,250	2,776
^ United Bankshares Inc.	60,012	2,776
* MGIC Investment Corp.	271,106	2,763
Bank of Hawaii Corp.	30,779	2,730
CNO Financial Group Inc.	141,632	2,712
LaSalle Hotel Properties	88,973	2,711
Tanger Factory Outlet Centers Inc.	75,286	2,694
Chimera Investment Corp.	157,755	2,685
Outfront Media Inc.	107,718	2,679
MB Financial Inc.	56,609	2,674
Apple Hospitality REIT Inc.	133,569	2,669
Sunstone Hotel Investors Inc.	170,791	2,605
MFA Financial Inc.	339,903	2,593
DuPont Fabros Technology Inc.	58,939	2,589
Washington Federal Inc.	75,035	2,577
Valley National Bancorp	220,826	2,570
UMB Financial Corp.	33,108	2,553
Home BancShares Inc.	91,152	2,531
* Stifel Financial Corp.	50,647	2,530
Piedmont Office Realty Trust Inc. Class A	119,361	2,496
Primerica Inc.	36,049	2,493
Blackstone Mortgage Trust Inc. Class A	82,710	2,487
First Industrial Realty Trust Inc.	88,004	2,469
Education Realty Trust Inc.	57,945	2,451
Rayonier Inc.	92,111	2,450
Pinnacle Financial Partners Inc.	34,541	2,394
* Liberty Ventures Class A	64,637	2,383
Empire State Realty Trust Inc.	116,294	2,348
Fulton Financial Corp.	124,807	2,346
NorthStar Realty Finance Corp.	153,359	2,323
Cathay General Bancorp	61,006	2,320
White Mountains Insurance Group Ltd.	2,760	2,308
Sterling Bancorp	98,553	2,306
Paramount Group Inc.	143,905	2,301
Legg Mason Inc.	76,761	2,296
Equity One Inc.	74,740	2,294
TCF Financial Corp.	116,567	2,284
Hope Bancorp Inc.	103,892	2,274
Columbia Property Trust Inc.	104,288	2,253
RLJ Lodging Trust	91,971	2,252
* CoreCivic Inc.	90,793	2,221
LPL Financial Holdings Inc.	62,839	2,213
Cousins Properties Inc.	259,969	2,212
Brandywine Realty Trust	132,642	2,190
ProAssurance Corp.	38,932	2,188
Corporate Office Properties Trust	69,406	2,167
National Health Investors Inc.	29,152	2,162
Acadia Realty Trust	66,095	2,160
GEO Group Inc.	59,960	2,154
Ryman Hospitality Properties Inc.	33,641	2,120
BancorpSouth Inc.	68,072	2,114
First Financial Bankshares Inc.	46,718	2,112
NorthStar Asset Management Group Inc.	140,109	2,090
CoreSite Realty Corp.	26,297	2,087
First Citizens BancShares Inc. Class A	5,867	2,083
Federated Investors Inc. Class B	73,241	2,071

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Urban Edge Properties	74,962	2,062
	Trustmark Corp.	56,601	2,018
	Physicians Realty Trust	106,000	2,010
	RLI Corp.	31,824	2,009
	American National Insurance Co.	16,083	2,004
	Old National Bancorp	110,147	1,999
	Selective Insurance Group Inc.	46,409	1,998
	Retail Opportunity Investments Corp.	93,592	1,978
	Glacier Bancorp Inc.	54,266	1,966
	Interactive Brokers Group Inc.	53,772	1,963
	Community Bank System Inc.	31,727	1,960
	Great Western Bancorp Inc.	44,551	1,942
	International Bancshares Corp.	47,268	1,929
	CVB Financial Corp.	83,352	1,911
	Mack-Cali Realty Corp.	65,082	1,889
	Colony Capital Inc. Class A	92,684	1,877
	Hilltop Holdings Inc.	62,227	1,854
	DiamondRock Hospitality Co.	159,910	1,844
	FirstCash Inc.	39,123	1,839
	Washington REIT	55,718	1,821
	Astoria Financial Corp.	97,321	1,815
	Care Capital Properties Inc.	72,083	1,802
	Columbia Banking System Inc.	40,075	1,791
	BOK Financial Corp.	21,540	1,789
	AmTrust Financial Services Inc.	64,809	1,774
*	Blackhawk Network Holdings Inc.	46,862	1,766
*	Essent Group Ltd.	54,300	1,758
	Kite Realty Group Trust	74,329	1,745
	South State Corp.	19,796	1,730
	Pebblebrook Hotel Trust	57,538	1,712
	Capitol Federal Financial Inc.	103,770	1,708
	Alexander & Baldwin Inc.	37,726	1,693
	BGC Partners Inc. Class A	165,198	1,690
	Evercore Partners Inc. Class A	24,282	1,668
	CBL & Associates Properties Inc.	143,785	1,654
	Washington Prime Group Inc.	156,462	1,629
	Lexington Realty Trust	150,631	1,627
	Kennedy-Wilson Holdings Inc.	79,207	1,624
	QTS Realty Trust Inc. Class A	32,690	1,623
	EverBank Financial Corp.	83,427	1,623
*,^	Credit Acceptance Corp.	7,316	1,591
	First Midwest Bancorp Inc.	61,762	1,558
	American Equity Investment Life Holding Co.	69,016	1,556
*	Genworth Financial Inc. Class A	406,111	1,547
	Janus Capital Group Inc.	116,348	1,544
	Erie Indemnity Co. Class A	13,717	1,542
	Financial Engines Inc.	41,550	1,527
	Argo Group International Holdings Ltd.	22,950	1,512
*	Eagle Bancorp Inc.	24,785	1,511
	Invesco Mortgage Capital Inc.	101,990	1,489
*	HealthEquity Inc.	36,716	1,488
	Select Income REIT	58,837	1,483
	Renasant Corp.	35,017	1,478
	Simmons First National Corp. Class A	23,397	1,454
	WesBanco Inc.	33,443	1,440
	EastGroup Properties Inc.	19,467	1,437
*	PRA Group Inc.	36,640	1,433
	Monogram Residential Trust Inc.	131,842	1,427
*	LendingClub Corp.	270,600	1,421
*	Santander Consumer USA Holdings Inc.	104,858	1,416
	PS Business Parks Inc.	12,135	1,414
*	FCB Financial Holdings Inc. Class A	29,603	1,412
*	Enstar Group Ltd.	7,130	1,410
*	HRG Group Inc.	89,983	1,400

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
LegacyTexas Financial Group Inc.	32,165	1,385
LTC Properties Inc.	29,299	1,376
Horace Mann Educators Corp.	31,970	1,368
Kemper Corp.	30,603	1,356
STAG Industrial Inc.	56,629	1,352
American Assets Trust Inc.	31,375	1,352
* Zillow Group Inc. Class A	37,054	1,351
Banner Corp.	23,694	1,322
New York REIT Inc.	130,264	1,318
Xenia Hotels & Resorts Inc.	67,452	1,310
Provident Financial Services Inc.	45,666	1,292
United Community Banks Inc.	43,399	1,285
Chesapeake Lodging Trust	49,633	1,284
Independent Bank Corp.	18,131	1,277
* BofI Holding Inc.	44,724	1,277
NBT Bancorp Inc.	30,320	1,270
Waddell & Reed Financial Inc. Class A	64,635	1,261
Yadkin Financial Corp.	36,676	1,257
Mercury General Corp.	20,823	1,254
First Financial Bancorp	44,016	1,252
Colony Starwood Homes	43,365	1,249
Ally Financial Inc.	65,578	1,247
Towne Bank	37,509	1,247
Sabra Health Care REIT Inc.	50,966	1,245
Potlatch Corp.	29,310	1,221
Union Bankshares Corp.	34,055	1,217
Park National Corp.	10,146	1,214
* MBIA Inc.	112,717	1,206
CYS Investments Inc.	154,772	1,196
BNC Bancorp	37,306	1,190
First Merchants Corp.	31,565	1,188
* Quality Care Properties Inc.	74,379	1,153
WSFS Financial Corp.	24,835	1,151
First Commonwealth Financial Corp.	81,042	1,149
Redwood Trust Inc.	75,038	1,141
Franklin Street Properties Corp.	87,651	1,136
Global Net Lease Inc.	145,038	1,136
* OneMain Holdings Inc. Class A	50,346	1,115
Ramco-Gershenson Properties Trust	67,103	1,113
Pennsylvania REIT	58,428	1,108
Westamerica Bancorporation	17,407	1,095
Government Properties Income Trust	57,418	1,095
Nelnet Inc. Class A	21,372	1,085
Ameris Bancorp	24,524	1,069
Tompkins Financial Corp.	11,288	1,067
Summit Hotel Properties Inc.	66,182	1,061
Rexford Industrial Realty Inc.	45,281	1,050
WisdomTree Investments Inc.	93,383	1,040
PennyMac Mortgage Investment Trust	62,865	1,029
S&T Bancorp Inc.	26,318	1,027
Northwest Bancshares Inc.	56,735	1,023
Apollo Commercial Real Estate Finance Inc.	61,066	1,015
ServisFirst Bancshares Inc.	26,858	1,006
Navigators Group Inc.	8,526	1,004
TFS Financial Corp.	52,150	993
HFF Inc. Class A	32,757	991
Capstead Mortgage Corp.	96,564	984
Boston Private Financial Holdings Inc.	58,752	972
National General Holdings Corp.	38,370	959
Terreno Realty Corp.	33,620	958
Kearny Financial Corp.	58,847	915
Artisan Partners Asset Management Inc. Class A	30,500	907
Berkshire Hills Bancorp Inc.	24,421	900
NRG Yield Inc. Class A	58,200	894

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
* Customers Bancorp Inc.	24,581	880
NRG Yield Inc.	55,524	877
Beneficial Bancorp Inc.	47,418	872
Capital Bank Financial Corp.	21,792	855
New Senior Investment Group Inc.	84,956	832
* Green Dot Corp. Class A	35,233	830
ARMOUR Residential REIT Inc.	38,217	829
United Financial Bancorp Inc.	45,505	826
Agree Realty Corp.	17,865	823
FelCor Lodging Trust Inc.	102,484	821
Hanmi Financial Corp.	23,458	819
Heartland Financial USA Inc.	16,997	816
* KCG Holdings Inc. Class A	60,881	807
* iStar Inc.	65,017	804
Southside Bancshares Inc.	21,024	792
Ladder Capital Corp. Class A	57,656	791
Four Corners Property Trust Inc.	38,538	791
State Bank Financial Corp.	29,325	788
Employers Holdings Inc.	19,886	787
MTGE Investment Corp.	50,138	787
Brookline Bancorp Inc.	47,590	780
Maiden Holdings Ltd.	44,637	779
* Piper Jaffray Cos.	10,732	778
Lakeland Financial Corp.	16,338	774
AMERISAFE Inc.	12,291	766
Investors Real Estate Trust	106,895	762
* St. Joe Co.	39,898	758
RE/MAX Holdings Inc. Class A	13,509	757
CenterState Banks Inc.	30,016	756
* First BanCorp	114,108	754
* Black Knight Financial Services Inc. Class A	19,679	744
Universal Insurance Holdings Inc.	26,161	743
Stewart Information Services Corp.	16,108	742
Sandy Spring Bancorp Inc.	18,337	733
Banc of California Inc.	42,099	730
Alexander's Inc.	1,706	728
* Parkway Inc.	32,496	723
* FNFV Group	52,566	720
* Walker & Dunlop Inc.	22,991	717
Cardinal Financial Corp.	21,705	712
* Ambac Financial Group Inc.	31,476	708
First Busey Corp.	22,966	707
* Athene Holding Ltd. Class A	14,600	701
Hannon Armstrong Sustainable Infrastructure Capital Inc.	36,558	694
* Flagstar Bancorp Inc.	25,622	690
Flushing Financial Corp.	23,366	687
* Pacific Premier Bancorp Inc.	19,424	687
Hersha Hospitality Trust Class A	31,582	679
Infinity Property & Casualty Corp.	7,431	653
CareTrust REIT Inc.	42,330	649
MainSource Financial Group Inc.	18,845	648
Meta Financial Group Inc.	6,276	646
Chatham Lodging Trust	31,385	645
First Interstate BancSystem Inc. Class A	15,125	644
Tier REIT Inc.	36,875	641
^ Seritage Growth Properties Class A	14,817	633
Anworth Mortgage Asset Corp.	121,510	628
Ashford Hospitality Trust Inc.	80,755	627
Monmouth Real Estate Investment Corp.	41,116	627
National Western Life Group Inc. Class A	2,004	623
OceanFirst Financial Corp.	20,735	623
Saul Centers Inc.	9,308	620
Stock Yards Bancorp Inc.	12,945	608
* Encore Capital Group Inc.	21,177	607

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
* LendingTree Inc.	5,965	605
Dime Community Bancshares Inc.	30,008	603
Oritani Financial Corp.	31,918	598
Preferred Apartment Communities Inc. Class A	39,965	596
First Potomac Realty Trust	54,314	596
National Storage Affiliates Trust	26,959	595
City Holding Co.	8,753	592
New York Mortgage Trust Inc.	89,300	589
Northfield Bancorp Inc.	29,510	589
Lakeland Bancorp Inc.	30,132	588
* HomeStreet Inc.	18,571	587
ConnectOne Bancorp Inc.	22,576	586
Enterprise Financial Services Corp.	13,618	586
Altisource Residential Corp.	52,800	583
Cedar Realty Trust Inc.	89,229	583
Easterly Government Properties Inc.	28,569	572
* INTL. FCStone Inc.	14,401	570
Virtus Investment Partners Inc.	4,779	564
First of Long Island Corp.	19,753	564
National Bank Holdings Corp. Class A	17,383	554
Horizon Bancorp	19,456	545
First Hawaiian Inc.	15,491	539
Washington Trust Bancorp Inc.	9,560	536
Univest Corp. of Pennsylvania	17,240	533
* Third Point Reinsurance Ltd.	46,083	532
* NMI Holdings Inc. Class A	49,900	531
Bryn Mawr Bank Corp.	12,506	527
* Greenlight Capital Re Ltd. Class A	23,027	525
Independent Bank Group Inc.	8,369	522
United Fire Group Inc.	10,618	522
Investment Technology Group Inc.	26,214	517
Community Trust Bancorp Inc.	10,390	515
Universal Health Realty Income Trust	7,857	515
InfraREIT Inc.	28,600	512
German American Bancorp Inc.	9,732	512
Silver Bay Realty Trust Corp.	29,792	511
Meridian Bancorp Inc.	26,688	504
* Seacoast Banking Corp. of Florida	22,685	500
Independence Realty Trust Inc.	55,927	499
TrustCo Bank Corp. NY	56,157	491
OFG Bancorp	37,200	487
FBL Financial Group Inc. Class A	6,229	487
* EZCORP Inc. Class A	44,938	479
Greenhill & Co. Inc.	17,155	475
Great Southern Bancorp Inc.	8,604	470
AG Mortgage Investment Trust Inc.	27,199	465
Fidelity Southern Corp.	19,619	464
Camden National Corp.	10,417	463
Moelis & Co. Class A	13,571	460
TriCo Bancshares	13,459	460
Mercantile Bank Corp.	12,019	453
Urstadt Biddle Properties Inc. Class A	18,764	452
Diamond Hill Investment Group Inc.	2,134	449
James River Group Holdings Ltd.	10,700	445
Virtu Financial Inc. Class A	27,700	442
* Franklin Financial Network Inc.	10,402	435
* Nationstar Mortgage Holdings Inc.	24,010	434
Ares Commercial Real Estate Corp.	31,395	431
Western Asset Mortgage Capital Corp.	42,800	431
Bridge Bancorp Inc.	11,286	428
Southwest Bancorp Inc.	14,529	421
Cohen & Steers Inc.	12,478	419
OneBeacon Insurance Group Ltd. Class A	25,839	415
Opus Bank	13,400	403

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Ocwen Financial Corp.	74,400	401
	Bank Mutual Corp.	41,362	391
	Heritage Financial Corp.	15,175	391
	Suffolk Bancorp	9,005	386
	Heritage Insurance Holdings Inc.	24,494	384
	Park Sterling Corp.	35,438	382
	Dynex Capital Inc.	55,517	379
2	Federal Agricultural Mortgage Corp.	6,611	379
	Blue Hills Bancorp Inc.	20,100	377
*	Forestar Group Inc.	28,000	372
	Republic Bancorp Inc.	9,337	369
	Houlihan Lokey Inc.	11,714	365
	Safety Insurance Group Inc.	4,920	363
	CoBiz Financial Inc.	21,315	360
*	Cowen Group Inc. Class A	23,140	359
	BancFirst Corp.	3,846	358
	First Bancorp	13,101	356
*	CU Bancorp	9,829	352
	Peoples Bancorp Inc.	10,757	349
	First Financial Corp.	6,606	349
*	Marcus & Millichap Inc.	12,950	346
	First Defiance Financial Corp.	6,712	341
	First Community Bancshares Inc.	11,246	339
	NexPoint Residential Trust Inc.	15,066	337
	Arlington Asset Investment Corp. Class A	21,986	326
	State Auto Financial Corp.	11,941	320
	Old Second Bancorp Inc.	28,950	320
	RAIT Financial Trust	95,092	320
*,^	Citizens Inc. Class A	31,923	313
*	Allegiance Bancshares Inc.	8,582	310
	Ashford Hospitality Prime Inc.	22,600	308
*	HomeTrust Bancshares Inc.	11,780	305
	HCI Group Inc.	7,700	304
	CatchMark Timber Trust Inc. Class A	26,945	303
	Guaranty Bancorp	12,389	300
*	PICO Holdings Inc.	19,680	298
	Preferred Bank	5,576	292
	Arbor Realty Trust Inc.	39,133	292
	Bluerock Residential Growth REIT Inc. Class A	21,010	288
*	MoneyGram International Inc.	24,360	288
*	Enova International Inc.	22,835	287
	Resource Capital Corp.	34,325	286
	Enterprise Bancorp Inc.	7,609	286
	Financial Institutions Inc.	8,307	284
*	PennyMac Financial Services Inc. Class A	16,850	281
	United Community Financial Corp.	31,306	280
*	TriState Capital Holdings Inc.	12,557	278
*	Regional Management Corp.	10,486	276
*	Altisource Portfolio Solutions SA	10,289	274
	Whitestone REIT	18,700	269
	Armada Hoffler Properties Inc.	18,254	266
	People's Utah Bancorp	9,900	266
*	WMIH Corp.	169,546	263
*	Tejon Ranch Co.	10,322	262
	State National Cos. Inc.	18,800	261
*	First Foundation Inc.	9,100	259
	Carolina Financial Corp.	8,200	252
*	Ladenburg Thalmann Financial Services Inc.	102,733	251
	Peapack Gladstone Financial Corp.	7,971	246
	First Bancorp Inc.	7,436	246
*	Triumph Bancorp Inc.	9,395	246
	Gladstone Commercial Corp.	12,198	245
	Bank of Marin Bancorp	3,495	244
	One Liberty Properties Inc.	9,698	244

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
1st Source Corp.	5,396	241
* Safeguard Scientifics Inc.	17,815	240
Fidelity & Guaranty Life	10,100	239
CNB Financial Corp.	8,629	231
* Green Bancorp Inc.	14,900	226
West Bancorporation Inc.	9,152	226
Community Healthcare Trust Inc.	9,800	226
Kinsale Capital Group Inc.	6,621	225
^ Orchid Island Capital Inc.	20,500	222
GAIN Capital Holdings Inc.	33,658	221
* World Acceptance Corp.	3,430	220
CorEnergy Infrastructure Trust Inc.	6,205	216
* NewStar Financial Inc.	23,231	215
Citizens & Northern Corp.	8,016	210
UMH Properties Inc.	13,700	206
Westwood Holdings Group Inc.	3,373	202
MidWestOne Financial Group Inc.	5,318	200
* Bancorp Inc.	25,430	200
Ames National Corp.	6,054	200
* Republic First Bancorp Inc.	23,859	199
SI Financial Group Inc.	12,894	199
PJT Partners Inc.	6,397	198
Stonegate Bank	4,672	195
* AV Homes Inc.	12,328	195
United Insurance Holdings Corp.	12,856	195
Peoples Financial Services Corp.	3,941	192
* Atlantic Capital Bancshares Inc.	9,936	189
* Global Indemnity Ltd.	4,932	188
City Office REIT Inc.	14,150	186
* National Commerce Corp.	4,900	182
ESSA Bancorp Inc.	11,543	181
Independent Bank Corp.	8,354	181
* HarborOne Bancorp Inc.	9,200	178
Merchants Bancshares Inc.	3,263	177
Farmland Partners Inc.	15,748	176
* Southern First Bancshares Inc.	4,828	174
* Atlas Financial Holdings Inc.	9,560	173
* Stonegate Mortgage Corp.	28,500	170
Heritage Oaks Bancorp	13,758	170
* Atlantic Coast Financial Corp.	24,886	169
Sun Bancorp Inc.	6,440	167
MBT Financial Corp.	14,741	167
Arrow Financial Corp.	4,113	167
* Walter Investment Management Corp.	35,023	166
First Bancshares Inc.	6,000	165
Farmers Capital Bank Corp.	3,808	160
Waterstone Financial Inc.	8,694	160
Great Ajax Corp.	12,039	160
National Bankshares Inc.	3,644	158
* Nicolet Bankshares Inc.	3,301	157
Orrstown Financial Services Inc.	6,920	155
Consolidated-Tomoka Land Co.	2,900	155
* Veritex Holdings Inc.	5,800	155
Sierra Bancorp	5,807	154
* Drive Shack Inc.	40,726	153
First Financial Northwest Inc.	7,735	153
Xenith Bankshares Inc.	5,320	150
First Mid-Illinois Bancshares Inc.	4,366	148
* On Deck Capital Inc.	31,512	146
Sotherly Hotels Inc.	21,370	145
Federated National Holding Co.	7,746	145
Midland States Bancorp Inc.	4,000	145
* Hallmark Financial Services Inc.	12,230	142
* BSB Bancorp Inc.	4,902	142

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Pacific Continental Corp.	6,412	140
Northrim BanCorp Inc.	4,388	139
Old Line Bancshares Inc.	5,764	138
* Cascade Bancorp	16,888	137
* Impac Mortgage Holdings Inc.	9,700	136
* First NBC Bank Holding Co.	18,500	135
* FRP Holdings Inc.	3,570	135
* Equity Bancshares Inc. Class A	3,900	131
Western New England Bancorp Inc.	13,768	129
Premier Financial Bancorp Inc.	6,402	129
QCR Holdings Inc.	2,951	128
Century Bancorp Inc. Class A	2,107	126
Central Valley Community Bancorp	6,320	126
First Internet Bancorp	3,935	126
Five Oaks Investment Corp.	25,250	126
FBR & Co.	9,567	124
Penns Woods Bancorp Inc.	2,387	121
* Pacific Mercantile Bancorp	16,500	120
Baldwin & Lyons Inc.	4,773	120
Hingham Institution for Savings	610	120
Jernigan Capital Inc.	5,700	120
Cherry Hill Mortgage Investment Corp.	6,580	120
Associated Capital Group Inc. Class A	3,601	118
Clifton Bancorp Inc.	6,917	117
Manning & Napier Inc.	15,067	114
Oppenheimer Holdings Inc. Class A	6,100	113
* Trinity Place Holdings Inc.	12,214	113
American National Bankshares Inc.	3,239	113
American Farmland Co.	13,696	109
Reis Inc.	4,875	108
Global Medical REIT Inc.	11,976	107
MutualFirst Financial Inc.	3,226	107
* Commerce Union Bancshares Inc.	4,900	107
Lake Sunapee Bank Group	4,514	106
Capital City Bank Group Inc.	5,193	106
First Connecticut Bancorp Inc.	4,669	106
* eHealth Inc.	9,700	103
* Coastway Bancorp Inc.	6,522	102
Provident Financial Holdings Inc.	4,937	100
First Business Financial Services Inc.	4,080	97
AmeriServ Financial Inc.	25,974	96
Bar Harbor Bankshares	2,022	96
* First United Corp.	5,917	94
Wheeler REIT Inc.	53,200	90
Central Pacific Financial Corp.	2,711	85
Heritage Commerce Corp.	5,858	85
United Bancshares Inc.	3,700	81
C&F Financial Corp.	1,595	80
United Bancorp Inc.	5,633	76
* Stratus Properties Inc.	2,300	75
Tiptree Financial Inc. Class A	12,203	75
Owens Realty Mortgage Inc.	4,038	75
2 Federal Agricultural Mortgage Corp. Class A	1,200	73
First Savings Financial Group Inc.	1,513	72
EMC Insurance Group Inc.	2,382	71
^ Access National Corp.	2,374	66
CPI Card Group Inc.	15,460	64
Atlantic American Corp.	15,600	64
* Consumer Portfolio Services Inc.	12,245	63
Marlin Business Services Corp.	2,977	62
* Health Insurance Innovations Inc. Class A	3,400	61
HopFed Bancorp Inc.	4,115	55
* RMG Networks Holding Corp.	78,953	54
Getty Realty Corp.	2,088	53

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Shore Bancshares Inc.	3,400	52
* American River Bankshares	3,207	48
* CardConnect Corp.	3,800	48
Hennessy Advisors Inc.	1,500	48
MidSouth Bancorp Inc.	3,241	44
Northeast Bancorp	3,351	44
Parke Bancorp Inc.	1,973	40
Unity Bancorp Inc.	2,500	39
Calamos Asset Management Inc. Class A	4,546	39
Ellington Residential Mortgage REIT	2,900	38
Sutherland Asset Management Corp.	2,661	36
* Asta Funding Inc.	3,563	35
Eastern Virginia Bankshares Inc.	3,288	34
* Altisource Asset Management Corp.	600	32
* Ashford Inc.	669	30
Southern National Bancorp of Virginia Inc.	1,800	29
BankFinancial Corp.	1,967	29
Charter Financial Corp.	1,521	25
United Community Bancorp	1,400	23
* SmartFinancial Inc.	1,104	22
Gladstone Land Corp.	1,800	20
Silvercrest Asset Management Group Inc. Class A	1,432	19
Bear State Financial Inc.	1,600	16
California First National Bancorp	1,033	16
* Performant Financial Corp.	6,364	15
* 1347 Property Insurance Holdings Inc.	1,800	14
* UCP Inc.	1,083	13
Citizens First Corp.	700	13
* Intersections Inc.	2,900	12
* First Community Financial Partners Inc.	985	12
* Maui Land & Pineapple Co. Inc.	1,499	11
* Malvern Bancorp Inc.	500	11
* FXCM Inc. Class A	1,500	11
Fifth Street Asset Management Inc.	1,500	10
* First Acceptance Corp.	8,936	9
Investar Holding Corp.	400	7
Donegal Group Inc. Class A	422	7
* Security National Financial Corp. Class A	964	6
WVS Financial Corp.	400	6
Medley Management Inc. Class A	400	4
* ITUS Corp.	600	3
1st Constitution Bancorp	134	3
* Carolina Bank Holdings Inc.	84	2
* Entegra Financial Corp.	100	2
Investors Title Co.	12	2
* Sunshine Bancorp Inc.	104	2
* Centrue Financial Corp.	77	2
* Jason Industries Inc.	900	2
* ZAIS Group Holdings Inc.	1,100	2
* Connecture Inc.	800	1
* Ambit Biosciences Corp. CVR Rights	1,900	1
* American Realty Investors Inc.	200	1
* Conifer Holdings Inc.	100	1
Landmark Bancorp Inc.	9	—
* Clinical Data Contingent Value Rights	9,500	—
* Allen Organ Co. Escrow Shares	1,400	—
* ClearSign Combustion Corp Rights Expire 1/13/2017	3,200	—
		3,782,508
Health Care (7.4%)
Johnson & Johnson	2,142,573	246,846
Pfizer Inc.	4,762,361	154,681
Merck & Co. Inc.	2,165,907	127,507
UnitedHealth Group Inc.	744,656	119,175
Amgen Inc.	583,589	85,327

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	AbbVie Inc.	1,271,598	79,627
	Medtronic plc	1,091,776	77,767
	Bristol-Myers Squibb Co.	1,306,933	76,377
	Gilead Sciences Inc.	1,029,570	73,727
*	Celgene Corp.	605,932	70,137
	Eli Lilly & Co.	781,846	57,505
*	Allergan plc	266,868	56,045
*	Biogen Inc.	170,714	48,411
	Abbott Laboratories	1,161,798	44,625
	Thermo Fisher Scientific Inc.	310,742	43,846
	Aetna Inc.	274,647	34,059
*	Express Scripts Holding Co.	490,602	33,748
	Anthem Inc.	207,080	29,772
	Stryker Corp.	235,138	28,172
	Becton Dickinson and Co.	167,619	27,749
	Cigna Corp.	200,833	26,789
	Humana Inc.	116,616	23,793
*	Boston Scientific Corp.	1,070,513	23,155
*	Regeneron Pharmaceuticals Inc.	60,805	22,321
	Zoetis Inc.	392,992	21,037
*	Alexion Pharmaceuticals Inc.	166,833	20,412
*	Intuitive Surgical Inc.	30,207	19,156
*	HCA Holdings Inc.	247,794	18,342
	St. Jude Medical Inc.	224,053	17,967
	Baxter International Inc.	383,251	16,993
*	Edwards Lifesciences Corp.	166,956	15,644
	Zimmer Biomet Holdings Inc.	149,938	15,474
*	Illumina Inc.	114,941	14,717
*	Vertex Pharmaceuticals Inc.	195,321	14,389
	CR Bard Inc.	58,070	13,046
*	Incyte Corp.	125,123	12,546
	Dentsply Sirona Inc.	183,231	10,578
*	BioMarin Pharmaceutical Inc.	127,529	10,564
*	Laboratory Corp. of America Holdings	80,811	10,374
	Quest Diagnostics Inc.	107,387	9,869
*	Henry Schein Inc.	63,785	9,677
	Perrigo Co. plc	109,857	9,143
*	Hologic Inc.	218,437	8,764
*	DaVita Inc.	129,706	8,327
*	IDEXX Laboratories Inc.	69,870	8,194
*	Waters Corp.	60,466	8,126
*	Quintiles IMS Holdings Inc.	105,954	8,058
	Universal Health Services Inc. Class B	71,259	7,581
*	Centene Corp.	127,839	7,224
	ResMed Inc.	109,529	6,796
	Cooper Cos. Inc.	37,859	6,623
*	Alkermes plc	119,029	6,616
*	Varian Medical Systems Inc.	71,899	6,455
*	Envision Healthcare Corp.	93,163	5,896
*	Mylan NV	153,182	5,844
	Teleflex Inc.	34,527	5,564
*	Align Technology Inc.	55,179	5,304
*	Jazz Pharmaceuticals plc	47,161	5,142
*	MEDNAX Inc.	73,484	4,898
*	United Therapeutics Corp.	33,986	4,875
	West Pharmaceutical Services Inc.	56,402	4,785
*	WellCare Health Plans Inc.	34,046	4,667
*	Ionis Pharmaceuticals Inc.	95,589	4,572
	STERIS plc	66,929	4,510
*	Mallinckrodt plc	86,081	4,289
*	Seattle Genetics Inc.	76,574	4,041
*,^	TESARO Inc.	29,598	3,980
*	DexCom Inc.	63,353	3,782
*	ABIOMED Inc.	30,161	3,399

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Bio-Techne Corp.	28,882	2,970
*	Catalent Inc.	108,857	2,935
*	Bio-Rad Laboratories Inc. Class A	15,943	2,906
*	Charles River Laboratories International Inc.	36,915	2,813
*	PAREXEL International Corp.	41,664	2,738
	Patterson Cos. Inc.	66,095	2,712
*	Alere Inc.	69,304	2,701
*	Neurocrine Biosciences Inc.	69,652	2,696
*	Endo International plc	163,268	2,689
	HealthSouth Corp.	64,729	2,669
*	NuVasive Inc.	39,076	2,632
*	Exelixis Inc.	174,480	2,601
*	Prestige Brands Holdings Inc.	49,586	2,583
	Hill-Rom Holdings Inc.	45,449	2,551
*,^	OPKO Health Inc.	260,243	2,420
*	Team Health Holdings Inc.	53,239	2,313
*	ACADIA Pharmaceuticals Inc.	76,078	2,194
*	Alnylam Pharmaceuticals Inc.	58,165	2,178
*	Masimo Corp.	31,833	2,146
	Healthcare Services Group Inc.	53,625	2,100
*	INC Research Holdings Inc. Class A	39,465	2,076
*	Horizon Pharma plc	126,368	2,045
*	Ultragenyx Pharmaceutical Inc.	28,792	2,024
*	Integra LifeSciences Holdings Corp.	23,062	1,978
*	Medicines Co.	57,921	1,966
*	Bluebird Bio Inc.	31,810	1,963
*	LifePoint Health Inc.	34,553	1,963
*	Acadia Healthcare Co. Inc.	58,979	1,952
	Cantel Medical Corp.	24,705	1,945
*	Wright Medical Group NV	84,517	1,942
*	Brookdale Senior Living Inc.	152,269	1,891
*	Molina Healthcare Inc.	34,534	1,874
*	Neogen Corp.	28,282	1,867
*	PRA Health Sciences Inc.	31,634	1,744
	Bruker Corp.	81,884	1,734
*	ARIAD Pharmaceuticals Inc.	136,393	1,697
*	Insulet Corp.	44,848	1,690
*	ICU Medical Inc.	11,206	1,651
*	VWR Corp.	65,917	1,650
*	Akorn Inc.	74,539	1,627
	Owens & Minor Inc.	45,065	1,590
*	Nektar Therapeutics Class A	126,903	1,557
*	Haemonetics Corp.	38,202	1,536
*	Ironwood Pharmaceuticals Inc. Class A	96,316	1,473
*	Ligand Pharmaceuticals Inc.	14,301	1,453
*	Magellan Health Inc.	18,946	1,426
*,^	Kite Pharma Inc.	31,592	1,417
*,^	Intercept Pharmaceuticals Inc.	12,700	1,380
*	Halyard Health Inc.	37,063	1,371
*	Globus Medical Inc.	53,739	1,333
*	NxStage Medical Inc.	50,272	1,318
*	Penumbra Inc.	19,500	1,244
*	Sage Therapeutics Inc.	24,342	1,243
*	HMS Holdings Corp.	68,186	1,238
*	Zeltiq Aesthetics Inc.	27,800	1,210
*	Nevro Corp.	16,645	1,209
*	Select Medical Holdings Corp.	91,155	1,208
*,^	Juno Therapeutics Inc.	62,860	1,185
*	Clovis Oncology Inc.	26,500	1,177
*	Array BioPharma Inc.	127,460	1,120
*	Exact Sciences Corp.	83,666	1,118
*	Radius Health Inc.	29,100	1,107
*	Sarepta Therapeutics Inc.	39,679	1,088
*	Agios Pharmaceuticals Inc.	26,079	1,088

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Inogen Inc.	16,109	1,082
*	Surgical Care Affiliates Inc.	22,969	1,063
*	Five Prime Therapeutics Inc.	21,000	1,052
*	Theravance Biopharma Inc.	32,821	1,046
*	Supernus Pharmaceuticals Inc.	40,674	1,027
*	Intrexon Corp.	41,757	1,015
*	Pacira Pharmaceuticals Inc.	31,353	1,013
*	Amedisys Inc.	23,114	985
*	Depomed Inc.	54,274	978
*	Aerie Pharmaceuticals Inc.	25,700	973
*	Tenet Healthcare Corp.	63,859	948
*	AMAG Pharmaceuticals Inc.	26,859	935
*	Myriad Genetics Inc.	55,482	925
*	Omnicell Inc.	26,611	902
*	Emergent BioSolutions Inc.	27,303	897
*	Spark Therapeutics Inc.	17,901	893
*	Halozyme Therapeutics Inc.	90,218	891
*	FibroGen Inc.	41,602	890
*	Dermira Inc.	28,954	878
	Abaxis Inc.	16,612	877
*	Natus Medical Inc.	24,831	864
*	Impax Laboratories Inc.	65,207	864
	CONMED Corp.	19,509	862
	Ensign Group Inc.	38,640	858
*	Portola Pharmaceuticals Inc.	38,100	855
*	Air Methods Corp.	26,835	855
*	Merit Medical Systems Inc.	31,728	841
*	Cynosure Inc. Class A	18,158	828
*,^	Innoviva Inc.	77,213	826
*	Alder Biopharmaceuticals Inc.	39,362	819
*,^	TherapeuticsMD Inc.	141,259	815
*	Synergy Pharmaceuticals Inc.	132,700	808
*	Repligen Corp.	25,766	794
	Analogic Corp.	9,555	793
*	Momenta Pharmaceuticals Inc.	52,300	787
*	Xencor Inc.	29,602	779
*	Acorda Therapeutics Inc.	40,091	754
*	Puma Biotechnology Inc.	24,343	747
*	Spectranetics Corp.	29,826	731
*	Insmed Inc.	54,938	727
*,^	MiMedx Group Inc.	75,811	672
*	Lannett Co. Inc.	28,073	619
*	Luminex Corp.	30,512	617
*	Amphastar Pharmaceuticals Inc.	33,036	608
*	Vascular Solutions Inc.	10,727	602
*	PharMerica Corp.	23,476	590
*	Acceleron Pharma Inc.	22,870	584
	Kindred Healthcare Inc.	74,109	582
*	Healthways Inc.	24,729	563
*	Retrophin Inc.	29,542	559
*	Amicus Therapeutics Inc.	111,869	556
*	Coherus Biosciences Inc.	18,935	533
*	LHC Group Inc.	11,633	532
*	AtriCure Inc.	26,967	528
	Meridian Bioscience Inc.	29,645	525
*	SciClone Pharmaceuticals Inc.	48,479	524
*	Orthofix International NV	14,470	523
*	Community Health Systems Inc.	93,387	522
*	Corcept Therapeutics Inc.	70,798	514
*	MacroGenics Inc.	25,037	512
*	Avexis Inc.	10,700	511
*	Cardiovascular Systems Inc.	21,033	509
*	ANI Pharmaceuticals Inc.	8,269	501
*	Anika Therapeutics Inc.	10,221	500

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Progenics Pharmaceuticals Inc.	57,826	500
*	Blueprint Medicines Corp.	17,800	499
*	Eagle Pharmaceuticals Inc.	6,270	497
*	HealthStream Inc.	19,723	494
*,^	ZIOPHARM Oncology Inc.	90,393	484
*	Intra-Cellular Therapies Inc. Class A	31,825	480
	Atrion Corp.	934	474
*	Vanda Pharmaceuticals Inc.	29,107	464
*	CryoLife Inc.	23,566	451
*	Lexicon Pharmaceuticals Inc.	32,614	451
*	Quidel Corp.	20,812	446
*	NeoGenomics Inc.	51,749	443
*	Revance Therapeutics Inc.	21,300	441
*,^	Accelerate Diagnostics Inc.	21,120	438
*	Aclaris Therapeutics Inc.	16,052	436
*	Triple-S Management Corp. Class B	20,928	433
*	GenMark Diagnostics Inc.	34,376	421
*	Albany Molecular Research Inc.	22,217	417
*	K2M Group Holdings Inc.	20,417	409
*	Heska Corp.	5,700	408
*	Enanta Pharmaceuticals Inc.	12,174	408
*	Endologix Inc.	69,516	398
*	Glaukos Corp.	11,551	396
*	BioTelemetry Inc.	17,700	396
*	Epizyme Inc.	32,600	394
*	Teligent Inc.	59,503	393
*	Merrimack Pharmaceuticals Inc.	95,989	392
*	Paratek Pharmaceuticals Inc.	24,900	383
*	Achillion Pharmaceuticals Inc.	92,603	382
*	Genomic Health Inc.	12,975	381
*	AngioDynamics Inc.	22,580	381
*	Flexion Therapeutics Inc.	20,000	380
	Invacare Corp.	29,000	378
*	Capital Senior Living Corp.	23,380	375
*	Cerus Corp.	84,520	368
*	Sucampo Pharmaceuticals Inc. Class A	27,107	367
	National HealthCare Corp.	4,771	362
*,^	Inovio Pharmaceuticals Inc.	51,999	361
*	Zogenix Inc.	29,075	353
*	BioCryst Pharmaceuticals Inc.	55,423	351
*,^	Omeros Corp.	34,863	346
*	Civitas Solutions Inc.	17,367	346
*	OraSure Technologies Inc.	39,271	345
*,^	Heron Therapeutics Inc.	26,000	341
	US Physical Therapy Inc.	4,806	337
*,^	Teladoc Inc.	19,886	328
*	Universal American Corp.	32,828	327
*	Novocure Ltd.	40,818	320
*	Lion Biotechnologies Inc.	45,910	319
*	Almost Family Inc.	7,164	316
*	Ardelyx Inc.	21,460	305
*	REGENXBIO Inc.	16,373	304
*	Otonomy Inc.	18,700	297
*	Achaogen Inc.	22,746	296
*	PTC Therapeutics Inc.	27,000	295
*	Celldex Therapeutics Inc.	83,210	295
*	Aimmune Therapeutics Inc.	14,346	293
*,^	Keryx Biopharmaceuticals Inc.	49,939	293
*	Novavax Inc.	231,600	292
*,^	Geron Corp.	140,600	291
*	Loxo Oncology Inc.	8,957	288
*	Arena Pharmaceuticals Inc.	201,701	286
*	Accuray Inc.	62,149	286
	PDL BioPharma Inc.	134,400	285

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	LeMaitre Vascular Inc.	11,200	284
*	Collegium Pharmaceutical Inc.	18,140	282
*	Curis Inc.	91,411	282
*	CorVel Corp.	7,554	276
*	Surmodics Inc.	10,580	269
*	Aratana Therapeutics Inc.	37,400	269
*	Global Blood Therapeutics Inc.	18,516	268
*	Cytokinetics Inc.	22,000	267
*,^	Rockwell Medical Inc.	40,599	266
*	Intersect ENT Inc.	21,900	265
*,^	Aduro Biotech Inc.	23,178	264
*,^	Bellicum Pharmaceuticals Inc.	19,028	259
*,^	Editas Medicine Inc.	15,800	256
*	Antares Pharma Inc.	109,944	256
*	Surgery Partners Inc.	16,097	255
*	Pacific Biosciences of California Inc.	66,498	253
*	Spectrum Pharmaceuticals Inc.	56,800	252
*	Atara Biotherapeutics Inc.	17,586	250
*	Tetraphase Pharmaceuticals Inc.	61,500	248
*	Agenus Inc.	59,500	245
*	Organovo Holdings Inc.	72,222	245
*	Trevena Inc.	41,311	243
*	Versartis Inc.	16,133	240
*	Natera Inc.	20,500	240
*	NewLink Genetics Corp.	22,912	236
*	MyoKardia Inc.	18,100	234
*	CoLucid Pharmaceuticals Inc.	6,400	233
*	Minerva Neurosciences Inc.	19,800	233
*	Corbus Pharmaceuticals Holdings Inc.	27,092	229
*	STAAR Surgical Co.	21,070	229
*	ImmunoGen Inc.	111,687	228
*	Fluidigm Corp.	31,051	226
*	Akebia Therapeutics Inc.	21,309	222
*	Addus HomeCare Corp.	6,320	221
*	Sangamo BioSciences Inc.	69,687	213
*,^	Adamas Pharmaceuticals Inc.	12,513	211
*	ConforMIS Inc.	25,800	209
*	Enzo Biochem Inc.	29,379	204
*,^	Insys Therapeutics Inc.	22,042	203
*	La Jolla Pharmaceutical Co.	11,526	202
*	RadNet Inc.	30,936	200
*	Advaxis Inc.	27,700	198
*	Idera Pharmaceuticals Inc.	130,900	196
*,^	Immunomedics Inc.	53,187	195
*	Chimerix Inc.	42,146	194
*	Quorum Health Corp.	26,400	192
*	Sorrento Therapeutics Inc.	38,947	191
*,^	Zynerba Pharmaceuticals Inc.	12,100	189
*	American Renal Associates Holdings Inc.	8,760	186
*	Karyopharm Therapeutics Inc.	19,700	185
*	Invitae Corp.	22,713	180
*	Esperion Therapeutics Inc.	14,300	179
*	Rigel Pharmaceuticals Inc.	73,761	176
*	Pfenex Inc.	19,288	175
*,^	Egalet Corp.	22,400	171
*	Edge Therapeutics Inc.	13,585	170
*	BioTime Inc.	46,244	167
*	NanoString Technologies Inc.	7,479	167
*	MannKind Corp.	260,700	166
*	Exactech Inc.	6,075	166
*	Cutera Inc.	9,465	164
*	Cara Therapeutics Inc.	17,300	161
*	ChemoCentryx Inc.	21,403	158
*	Voyager Therapeutics Inc.	12,400	158

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Seres Therapeutics Inc.	15,700	155
*	AxoGen Inc.	16,800	151
*	Foundation Medicine Inc.	8,473	150
*	Durect Corp.	111,845	150
*	Veracyte Inc.	18,184	141
*	CytomX Therapeutics Inc.	12,498	137
*,^	XBiotech Inc.	13,568	137
*	TG Therapeutics Inc.	29,500	137
*	Stemline Therapeutics Inc.	12,398	133
*	OncoMed Pharmaceuticals Inc.	17,102	132
*	Ignyta Inc.	24,115	128
*	Ocular Therapeutix Inc.	15,120	127
*	Ophthotech Corp.	26,152	126
*	Assembly Biosciences Inc.	10,200	124
*,^	Dynavax Technologies Corp.	31,250	123
*	Entellus Medical Inc.	6,496	123
*	Lantheus Holdings Inc.	14,300	123
*	Aralez Pharmaceuticals Inc.	26,916	119
*	NantKwest Inc.	20,200	116
*	Clearside Biomedical Inc.	12,800	114
*	ArQule Inc.	89,476	113
*	Abeona Therapeutics Inc.	22,600	110
*	Mirati Therapeutics Inc.	22,500	107
*,^	InVivo Therapeutics Holdings Corp.	25,293	106
*,^	BioDelivery Sciences International Inc.	60,658	106
*	Bio-Path Holdings Inc.	76,772	104
*	SCYNEXIS Inc.	32,300	103
*,^	Anavex Life Sciences Corp.	25,900	103
*,^	Adamis Pharmaceuticals Corp.	32,500	102
*	Endocyte Inc.	40,026	102
*	RTI Surgical Inc.	31,405	102
*	Aevi Genomic Medicine Inc.	19,572	101
*	Proteostasis Therapeutics Inc.	8,245	101
*	Concert Pharmaceuticals Inc.	9,800	101
*	Cempra Inc.	35,791	100
*	BioSpecifics Technologies Corp.	1,792	100
*	Inotek Pharmaceuticals Corp.	16,100	98
*	Sientra Inc.	11,400	97
*	Adeptus Health Inc. Class A	12,399	95
*	IRIDEX Corp.	6,700	94
*	FONAR Corp.	4,900	94
*,^	Navidea Biopharmaceuticals Inc.	148,802	93
*	Fortress Biotech Inc.	34,496	93
*	Cidara Therapeutics Inc.	8,825	92
*	Corvus Pharmaceuticals Inc.	6,200	89
*	T2 Biosystems Inc.	16,400	86
*	Agile Therapeutics Inc.	14,960	85
*	BioScrip Inc.	81,000	84
*	VIVUS Inc.	72,900	84
*	Recro Pharma Inc.	10,400	84
*	Genocea Biosciences Inc.	20,054	83
	Utah Medical Products Inc.	1,130	82
*,^	MediciNova Inc.	13,500	81
*	Tandem Diabetes Care Inc.	36,400	78
*	AcelRx Pharmaceuticals Inc.	29,180	76
*,^	Nobilis Health Corp.	35,385	74
*	Derma Sciences Inc.	13,976	73
*	Bovie Medical Corp.	20,173	72
*	Arrowhead Pharmaceuticals Inc.	46,244	72
*	Neos Therapeutics Inc.	12,124	71
*	ContraFect Corp.	39,500	69
	Psychemedics Corp.	2,755	68
*	Regulus Therapeutics Inc.	30,200	68
*	AAC Holdings Inc.	9,100	66

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Audentes Therapeutics Inc.	3,600	66
*	Intellia Therapeutics Inc.	5,000	66
*,^	NanoViricides Inc.	61,000	65
*	Invuity Inc.	10,900	63
*	Trovagene Inc.	29,620	62
*	iRadimed Corp.	5,600	62
*	AVEO Pharmaceuticals Inc.	112,100	61
*	Tenax Therapeutics Inc.	31,000	60
*,^	ContraVir Pharmaceuticals Inc.	50,300	60
*	Applied Genetic Technologies Corp.	6,300	59
*	Cascadian Therapeutics Inc.	13,541	58
*	Dimension Therapeutics Inc.	13,400	58
*	Catalyst Pharmaceuticals Inc.	54,227	57
*	KemPharm Inc.	19,300	57
*	Corindus Vascular Robotics Inc.	80,300	56
*	Genesis Healthcare Inc.	12,929	55
*	Kura Oncology Inc.	9,300	55
*	Avinger Inc.	14,581	54
*,^	CorMedix Inc.	33,680	52
*	Osiris Therapeutics Inc.	10,437	51
*	Juniper Pharmaceuticals Inc.	9,069	51
*	CytoSorbents Corp.	9,200	50
*	Cumberland Pharmaceuticals Inc.	9,063	50
*	Actinium Pharmaceuticals Inc.	56,800	50
*	Immune Design Corp.	9,032	50
*,^	Synthetic Biologics Inc.	64,604	49
*	OvaScience Inc.	31,600	48
*	Alimera Sciences Inc.	44,600	48
*,^	Sophiris Bio Inc.	17,200	48
*	Axsome Therapeutics Inc.	7,087	48
	Daxor Corp.	5,808	47
*	SeaSpine Holdings Corp.	5,954	47
*	Zafgen Inc.	14,385	46
*	Sunesis Pharmaceuticals Inc.	12,607	46
*	Harvard Bioscience Inc.	14,884	45
*	Asterias Biotherapeutics Inc.	9,200	42
*	Vericel Corp.	14,100	42
*	Repros Therapeutics Inc.	31,860	42
*,^	Imprimis Pharmaceuticals Inc.	16,400	41
*	EyeGate Pharmaceuticals Inc.	24,301	40
*	Madrigal Pharmaceuticals Inc.	2,620	39
*	VBI Vaccines Inc.	12,520	39
	Digirad Corp.	7,706	38
*	Aptevo Therapeutics Inc.	15,451	38
*	Titan Pharmaceuticals Inc.	8,640	35
*	IsoRay Inc.	59,283	34
*	Infinity Pharmaceuticals Inc.	25,446	34
*	Biolase Inc.	24,313	34
*	Athersys Inc.	21,730	33
*	Adverum Biotechnologies Inc.	10,825	31
*	Palatin Technologies Inc.	60,300	31
*	Unilife Corp.	13,300	31
*	iBio Inc.	71,319	28
*	Novan Inc.	1,037	28
*	Peregrine Pharmaceuticals Inc.	87,515	27
*	Oncocyte Corp.	3,778	27
*	Eiger BioPharmaceuticals Inc.	2,118	25
*	Five Star Quality Care Inc.	8,876	24
*	ViewRay Inc.	7,624	24
*	Conatus Pharmaceuticals Inc.	4,500	24
*	Chembio Diagnostics Inc.	3,382	23
*	Nivalis Therapeutics Inc.	10,145	23
*	Vital Therapies Inc.	5,203	23
*	Cymabay Therapeutics Inc.	12,800	22

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Proteon Therapeutics Inc.	11,000	21
*	Anthera Pharmaceuticals Inc.	31,200	20
*	Fate Therapeutics Inc.	7,800	20
*	Dicerna Pharmaceuticals Inc.	6,723	19
*	Second Sight Medical Products Inc.	9,700	19
*	Ohr Pharmaceutical Inc.	12,700	19
*	Kindred Biosciences Inc.	4,204	18
*	Syndax Pharmaceuticals Inc.	2,300	16
*,^	Reata Pharmaceuticals Inc. Class A	750	16
*,^	Orexigen Therapeutics Inc.	9,260	16
*	InfuSystem Holdings Inc.	5,850	15
*	Selecta Biosciences Inc.	860	15
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	15
*	Aldeyra Therapeutics Inc.	2,699	14
*	Neuralstem Inc.	47,133	13
*	Ritter Pharmaceuticals Inc.	4,700	13
*	ADMA Biologics Inc.	2,457	13
*	Albireo Pharma Inc.	706	13
*	MEI Pharma Inc.	8,500	12
*	Corium International Inc.	2,876	12
*	GlycoMimetics Inc.	1,896	12
*	Senseonics Holdings Inc.	4,300	11
*	Sonoma Pharmaceuticals Inc.	2,200	11
*,^	Immune Pharmaceuticals Inc.	60,200	11
*	Tokai Pharmaceuticals Inc.	10,800	11
*	Cerulean Pharma Inc.	14,300	10
*	OncoGenex Pharmaceuticals Inc.	19,400	10
*	Medpace Holdings Inc.	252	9
*	Marinus Pharmaceuticals Inc.	8,500	9
*	Aviragen Therapeutics Inc.	6,900	8
*	Ocera Therapeutics Inc.	3,700	8
*	CytRx Corp.	19,046	7
*,^	Evoke Pharma Inc.	3,400	7
*	CASI Pharmaceuticals Inc.	5,675	7
*	Alliance HealthCare Services Inc.	653	6
*	Alphatec Holdings Inc.	1,870	6
*	OncoSec Medical Inc.	4,800	6
*	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	CareDx Inc.	2,068	6
*	Biocept Inc.	7,100	6
*	Misonix Inc.	500	5
*	Galectin Therapeutics Inc.	4,900	5
*	Cogentix Medical Inc.	2,300	5
*	Rexahn Pharmaceuticals Inc.	27,600	4
*	Amedica Corp.	6,000	4
*	Novelion Therapeutics Inc.	435	4
*	Aeglea BioTherapeutics Inc.	800	4
*	Verastem Inc.	3,100	3
*	Ampio Pharmaceuticals Inc.	3,600	3
*	Capricor Therapeutics Inc.	1,200	3
*	Presbia plc	890	3
*	Viveve Medical Inc.	600	3
*	Cerecor Inc.	3,200	3
*	Champions Oncology Inc.	1,100	3
	Diversicare Healthcare Services Inc.	200	2
*	Caladrius Biosciences Inc.	600	2
*	Aethlon Medical Inc.	400	2
*	Onconova Therapeutics Inc.	700	2
*	Vermillion Inc.	1,607	1
*	Cytori Therapeutics Inc.	1,000	1
*,^	Oncobiologics Inc.	500	1
*	Tracon Pharmaceuticals Inc.	300	1
*	Mirna Therapeutics Inc.	800	1
*	Fibrocell Science Inc.	2,200	1

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	ImmunoCellular Therapeutics Ltd.	617	1
*	GTx Inc.	220	1
*	Joint Corp.	400	1
*	Hemispherx Biopharma Inc.	1,300	1
*	Xtant Medical Holdings Inc.	1,600	1
*	AdCare Health Systems Inc.	600	1
*	CEL-SCI Corp.	12,500	1
*	Histogenics Corp.	500	1
*	Alliqua BioMedical Inc.	1,300	1
*	TearLab Corp. Class A	1,300	1
*	Microbot Medical Inc.	90	1
*	Apricus Biosciences Inc.	411	1
*	Milestone Scientific Inc.	200	—
*	Arcadia Biosciences Inc.	200	—
*	Biosante Pharmaceutical Inc CVR	14,250	—
*,^	Basic Energy Services Warrants Expire 12/31/49	2,068	—
*	NuPathe Inc. CVR	6,287	—
			2,246,240
Industrials (7.8%)
	General Electric Co.	6,989,620	220,872
	3M Co.	474,668	84,761
	Boeing Co.	463,141	72,102
	Honeywell International Inc.	596,518	69,107
	Union Pacific Corp.	649,088	67,297
	United Technologies Corp.	612,478	67,140
	United Parcel Service Inc. Class B	539,870	61,891
	Accenture plc Class A	487,350	57,083
	Lockheed Martin Corp.	195,457	48,853
	Caterpillar Inc.	458,303	42,503
	Danaher Corp.	488,957	38,060
*	PayPal Holdings Inc.	898,336	35,457
	General Dynamics Corp.	204,570	35,321
	Automatic Data Processing Inc.	340,617	35,009
	FedEx Corp.	187,405	34,895
	Raytheon Co.	232,438	33,006
	Northrop Grumman Corp.	140,235	32,616
	Illinois Tool Works Inc.	249,692	30,577
	Emerson Electric Co.	509,174	28,386
	CSX Corp.	739,199	26,559
	Norfolk Southern Corp.	230,537	24,914
	Waste Management Inc.	350,014	24,819
	Eaton Corp. plc	359,393	24,112
	Deere & Co.	233,580	24,068
	Johnson Controls International plc	537,249	22,129
	Fidelity National Information Services Inc.	257,967	19,513
	TE Connectivity Ltd.	280,379	19,425
*	Fiserv Inc.	172,988	18,385
	Cummins Inc.	131,494	17,971
	PACCAR Inc.	274,753	17,557
	Amphenol Corp. Class A	241,525	16,230
	Sherwin-Williams Co.	58,423	15,701
	Paychex Inc.	254,698	15,506
	Ingersoll-Rand plc	203,016	15,234
	Parker-Hannifin Corp.	105,297	14,742
	Roper Technologies Inc.	79,940	14,635
	Rockwell Automation Inc.	102,674	13,799
	Vulcan Materials Co.	105,819	13,243
	Fortive Corp.	243,878	13,079
	Agilent Technologies Inc.	256,579	11,690
	Martin Marietta Materials Inc.	50,321	11,148
	Waste Connections Inc.	137,077	10,773
	Republic Services Inc. Class A	188,267	10,741
	Fastenal Co.	226,196	10,627
	WestRock Co.	198,665	10,086

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
TransDigm Group Inc.	40,321	10,038
* FleetCor Technologies Inc.	69,341	9,813
* Verisk Analytics Inc. Class A	119,162	9,672
Rockwell Collins Inc.	103,473	9,598
Textron Inc.	195,049	9,472
^ WW Grainger Inc.	40,436	9,391
Dover Corp.	122,417	9,173
AMETEK Inc.	186,989	9,088
Masco Corp.	269,246	8,514
L-3 Communications Holdings Inc.	55,502	8,442
Global Payments Inc.	121,300	8,419
* Mettler-Toledo International Inc.	19,847	8,307
Acuity Brands Inc.	34,979	8,075
CH Robinson Worldwide Inc.	109,830	8,046
Ball Corp.	106,498	7,995
Cintas Corp.	64,920	7,502
Alliance Data Systems Corp.	32,521	7,431
Expeditors International of Washington Inc.	139,958	7,412
* Vantiv Inc. Class A	123,292	7,351
Pentair plc	129,415	7,256
Kansas City Southern	84,797	7,195
Fortune Brands Home & Security Inc.	132,119	7,063
* United Rentals Inc.	66,829	7,056
Sealed Air Corp.	154,569	7,008
Xylem Inc.	138,692	6,868
Huntington Ingalls Industries Inc.	36,571	6,736
JB Hunt Transport Services Inc.	68,831	6,681
* HD Supply Holdings Inc.	156,660	6,660
Total System Services Inc.	130,875	6,417
Packaging Corp. of America	74,022	6,279
Broadridge Financial Solutions Inc.	93,169	6,177
Xerox Corp.	699,897	6,110
* Trimble Inc.	196,673	5,930
Valspar Corp.	57,186	5,925
Spirit AeroSystems Holdings Inc. Class A	101,472	5,921
* Crown Holdings Inc.	110,835	5,827
Fluor Corp.	110,851	5,822
AO Smith Corp.	122,286	5,790
Wabtec Corp.	68,071	5,651
* Jacobs Engineering Group Inc.	98,806	5,632
Carlisle Cos. Inc.	50,181	5,534
Jack Henry & Associates Inc.	60,913	5,408
* Sensata Technologies Holding NV	135,350	5,272
Lennox International Inc.	34,096	5,222
Owens Corning	100,727	5,193
* Arrow Electronics Inc.	72,713	5,184
* Stericycle Inc.	67,275	5,183
IDEX Corp.	56,803	5,116
Hubbell Inc. Class B	43,119	5,032
Allegion plc	78,043	4,995
Avnet Inc.	104,897	4,994
Flowserve Corp.	103,193	4,958
* Keysight Technologies Inc.	134,555	4,921
* CoStar Group Inc.	25,811	4,865
ManpowerGroup Inc.	53,985	4,798
Robert Half International Inc.	96,459	4,705
Macquarie Infrastructure Corp.	57,464	4,695
* Berry Plastics Group Inc.	95,479	4,653
* Old Dominion Freight Line Inc.	54,142	4,645
PerkinElmer Inc.	86,338	4,503
Toro Co.	80,168	4,485
B/E Aerospace Inc.	74,347	4,475
* AECOM	122,235	4,444
Nordson Corp.	39,189	4,391

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Donaldson Co. Inc.	102,581	4,317
MDU Resources Group Inc.	146,985	4,229
Sonoco Products Co.	77,769	4,098
* Quanta Services Inc.	116,795	4,070
Orbital ATK Inc.	46,094	4,044
Cognex Corp.	62,974	4,006
Booz Allen Hamilton Holding Corp. Class A	109,989	3,967
* First Data Corp. Class A	278,482	3,952
FLIR Systems Inc.	106,972	3,871
Hexcel Corp.	74,500	3,832
Allison Transmission Holdings Inc.	111,826	3,767
Oshkosh Corp.	57,021	3,684
AptarGroup Inc.	49,894	3,665
Lincoln Electric Holdings Inc.	47,324	3,628
Graco Inc.	43,219	3,591
Bemis Co. Inc.	74,746	3,574
Eagle Materials Inc.	36,090	3,556
EMCOR Group Inc.	48,520	3,433
* XPO Logistics Inc.	79,253	3,421
* WEX Inc.	30,341	3,386
Trinity Industries Inc.	121,082	3,361
* Genesee & Wyoming Inc. Class A	47,920	3,326
* Zebra Technologies Corp.	38,589	3,309
MSC Industrial Direct Co. Inc. Class A	35,508	3,281
Graphic Packaging Holding Co.	259,924	3,244
AGCO Corp.	54,992	3,182
Ryder System Inc.	42,402	3,156
Curtiss-Wright Corp.	31,373	3,086
CLARCOR Inc.	37,280	3,074
Jabil Circuit Inc.	128,529	3,042
Watsco Inc.	20,465	3,031
HEICO Corp. Class A	43,161	2,931
* Teledyne Technologies Inc.	23,669	2,911
MAXIMUS Inc.	51,645	2,881
BWX Technologies Inc.	71,423	2,835
* Euronet Worldwide Inc.	38,400	2,781
Air Lease Corp. Class A	80,741	2,772
Woodward Inc.	40,082	2,768
ITT Inc.	71,133	2,744
Crane Co.	37,613	2,713
National Instruments Corp.	86,614	2,669
* Kirby Corp.	40,077	2,665
* Genpact Ltd.	109,338	2,661
Littelfuse Inc.	17,510	2,657
Landstar System Inc.	31,143	2,656
* IPG Photonics Corp.	26,890	2,654
Deluxe Corp.	36,854	2,639
World Fuel Services Corp.	57,392	2,635
* Coherent Inc.	19,030	2,614
Regal Beloit Corp.	37,619	2,605
* CoreLogic Inc.	70,636	2,602
* USG Corp.	89,758	2,592
Terex Corp.	80,914	2,551
Belden Inc.	33,553	2,509
Valmont Industries Inc.	17,663	2,489
EnerSys	31,852	2,488
* Colfax Corp.	67,697	2,432
* Clean Harbors Inc.	41,584	2,314
* Owens-Illinois Inc.	132,905	2,314
* TransUnion	74,232	2,296
* WESCO International Inc.	33,210	2,210
* Generac Holdings Inc.	53,579	2,183
Timken Co.	54,974	2,182
* WageWorks Inc.	28,800	2,088

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
* Sanmina Corp.	56,876	2,085
GATX Corp.	32,895	2,026
* Esterline Technologies Corp.	22,577	2,014
* KLX Inc.	43,880	1,979
Kennametal Inc.	63,245	1,977
* MasTec Inc.	51,483	1,969
KBR Inc.	117,265	1,957
Barnes Group Inc.	41,035	1,946
* Louisiana-Pacific Corp.	100,424	1,901
* Cardtronics plc Class A	34,783	1,898
* Universal Display Corp.	33,551	1,889
* Moog Inc. Class A	28,553	1,875
Joy Global Inc.	66,465	1,861
* Anixter International Inc.	22,898	1,856
Silgan Holdings Inc.	36,102	1,848
John Bean Technologies Corp.	21,229	1,825
Granite Construction Inc.	32,888	1,809
* Summit Materials Inc. Class A	75,387	1,793
Universal Forest Products Inc.	17,447	1,783
Tetra Tech Inc.	41,214	1,778
* Itron Inc.	28,179	1,771
* Masonite International Corp.	26,692	1,756
* Cimpress NV	18,607	1,705
MSA Safety Inc.	24,576	1,704
Convergys Corp.	69,336	1,703
* RBC Bearings Inc.	18,295	1,698
* On Assignment Inc.	38,016	1,679
Mueller Industries Inc.	41,884	1,674
Vishay Intertechnology Inc.	103,238	1,672
CEB Inc.	27,467	1,665
ABM Industries Inc.	40,343	1,648
Applied Industrial Technologies Inc.	27,478	1,632
Simpson Manufacturing Co. Inc.	36,578	1,600
* Armstrong World Industries Inc.	37,793	1,580
* LifeLock Inc.	65,614	1,569
* FTI Consulting Inc.	34,783	1,568
UniFirst Corp.	10,894	1,565
Mueller Water Products Inc. Class A	117,058	1,558
* Rexnord Corp.	78,990	1,547
Covanta Holding Corp.	99,004	1,544
* Swift Transportation Co.	62,238	1,516
* Trex Co. Inc.	23,368	1,505
Knight Transportation Inc.	45,067	1,489
* AMN Healthcare Services Inc.	38,506	1,481
* NeuStar Inc. Class A	43,959	1,468
Brink's Co.	34,982	1,443
* DigitalGlobe Inc.	50,357	1,443
Apogee Enterprises Inc.	26,076	1,397
* Ambarella Inc.	24,765	1,341
Brady Corp. Class A	35,669	1,339
AZZ Inc.	20,592	1,316
* Headwaters Inc.	55,058	1,295
Watts Water Technologies Inc. Class A	19,771	1,289
* Knowles Corp.	74,961	1,253
Matson Inc.	35,357	1,251
Franklin Electric Co. Inc.	31,617	1,230
* Navistar International Corp.	38,700	1,214
* ExlService Holdings Inc.	24,061	1,214
* II-VI Inc.	40,912	1,213
Korn/Ferry International	41,192	1,212
Methode Electronics Inc.	28,436	1,176
Actuant Corp. Class A	45,167	1,172
Forward Air Corp.	24,340	1,153
* MACOM Technology Solutions Holdings Inc.	24,901	1,152

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
* Atlas Air Worldwide Holdings Inc.	22,062	1,151
* Gibraltar Industries Inc.	27,543	1,147
AAON Inc.	34,521	1,141
* OSI Systems Inc.	14,859	1,131
Exponent Inc.	18,665	1,126
G&K Services Inc. Class A	11,463	1,106
Otter Tail Corp.	27,027	1,103
Triumph Group Inc.	41,233	1,093
Greif Inc. Class A	21,128	1,084
Aircastle Ltd.	51,876	1,082
* Benchmark Electronics Inc.	35,435	1,081
* Rogers Corp.	14,040	1,078
* Fabrinet	26,535	1,069
* TopBuild Corp.	29,919	1,065
Mobile Mini Inc.	35,040	1,060
* Advisory Board Co.	31,592	1,050
* Hub Group Inc. Class A	23,773	1,040
EnPro Industries Inc.	15,322	1,032
Comfort Systems USA Inc.	30,768	1,025
* SPX FLOW Inc.	31,838	1,021
Cubic Corp.	21,102	1,012
RR Donnelley & Sons Co.	61,429	1,003
Astec Industries Inc.	14,671	990
* TriNet Group Inc.	38,299	981
* Tutor Perini Corp.	34,811	975
* Plexus Corp.	18,023	974
Insperity Inc.	13,680	971
Albany International Corp.	20,829	964
* Aerojet Rocketdyne Holdings Inc.	53,723	964
* TASER International Inc.	39,465	957
* Proto Labs Inc.	18,600	955
* Navigant Consulting Inc.	36,077	944
* Veeco Instruments Inc.	32,218	939
* Huron Consulting Group Inc.	18,471	936
* TriMas Corp.	39,802	935
* TTM Technologies Inc.	68,452	933
* Smith & Wesson Holding Corp.	43,887	925
Werner Enterprises Inc.	34,243	923
Greenbrier Cos. Inc.	22,181	922
* American Woodmark Corp.	12,224	920
* Imperva Inc.	23,900	918
Griffon Corp.	34,954	916
* Team Inc.	23,203	911
AAR Corp.	27,194	899
* Continental Building Products Inc.	38,744	895
* Sykes Enterprises Inc.	30,844	890
* Patrick Industries Inc.	11,627	887
US Ecology Inc.	18,045	887
Standex International Corp.	10,093	887
Tennant Co.	12,287	875
* Meritor Inc.	70,387	874
* Builders FirstSource Inc.	79,357	871
* TrueBlue Inc.	35,029	863
Harsco Corp.	62,616	852
* BMC Stock Holdings Inc.	42,990	838
ESCO Technologies Inc.	14,780	837
* Integer Holdings Corp.	28,423	837
EVERTEC Inc.	47,131	837
Primoris Services Corp.	36,655	835
Multi-Color Corp.	10,675	828
CIRCOR International Inc.	12,589	817
Sturm Ruger & Co. Inc.	15,487	816
ManTech International Corp. Class A	19,300	815
* Saia Inc.	17,607	777

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Wesco Aircraft Holdings Inc.	51,893	776
	Encore Wire Corp.	17,850	774
*	Wabash National Corp.	48,874	773
*	ICF International Inc.	13,685	755
	Badger Meter Inc.	20,344	752
	Federal Signal Corp.	48,147	752
	General Cable Corp.	39,375	750
*	PHH Corp.	49,470	750
*,^	US Concrete Inc.	11,344	743
*	Lydall Inc.	11,506	712
	Quanex Building Products Corp.	34,633	703
	Advanced Drainage Systems Inc.	33,901	698
	Argan Inc.	9,579	676
*	Babcock & Wilcox Enterprises Inc.	40,238	668
	Essendant Inc.	31,220	652
	LSC Communications Inc.	21,844	648
	Materion Corp.	16,337	647
*	Air Transport Services Group Inc.	39,988	638
*	Aegion Corp. Class A	26,897	637
	H&E Equipment Services Inc.	27,304	635
	McGrath RentCorp	16,187	634
	MTS Systems Corp.	11,188	634
	Raven Industries Inc.	24,535	618
	Viad Corp.	13,956	615
	CTS Corp.	27,399	614
	Altra Industrial Motion Corp.	16,394	605
	Sun Hydraulics Corp.	15,094	603
	Quad/Graphics Inc.	22,233	598
	Triton International Ltd.	37,587	594
*	NCI Building Systems Inc.	36,828	576
	Heartland Express Inc.	28,163	573
	Kelly Services Inc. Class A	24,851	570
	Schnitzer Steel Industries Inc.	22,117	568
	ArcBest Corp.	20,105	556
*	Manitowoc Co. Inc.	92,952	556
	Lindsay Corp.	7,447	556
*	SPX Corp.	23,414	555
*	Paylocity Holding Corp.	18,468	554
*	PGT Innovations Inc.	48,104	551
	Insteel Industries Inc.	15,434	550
	Douglas Dynamics Inc.	16,304	549
*	Inovalon Holdings Inc. Class A	52,852	544
*	Installed Building Products Inc.	13,159	543
	Kaman Corp.	11,059	541
*	CBIZ Inc.	39,419	540
*	Thermon Group Holdings Inc.	27,820	531
*	Donnelley Financial Solutions Inc.	22,519	517
*	Aerovironment Inc.	18,888	507
*	Armstrong Flooring Inc.	25,296	504
	Cass Information Systems Inc.	6,796	500
*	FARO Technologies Inc.	13,577	489
	Global Brass & Copper Holdings Inc.	14,054	482
	Resources Connection Inc.	25,033	482
*	Engility Holdings Inc.	14,120	476
*	Astronics Corp.	13,286	450
*	Echo Global Logistics Inc.	17,755	445
*	Ply Gem Holdings Inc.	27,164	441
	Kforce Inc.	19,045	440
*	MYR Group Inc.	11,666	440
	Gorman-Rupp Co.	13,737	425
*	DXP Enterprises Inc.	12,121	421
*	Horizon Global Corp.	17,483	420
*	RPX Corp.	37,900	409
*	Atkore International Group Inc.	17,000	406

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Hyster-Yale Materials Handling Inc.	6,368	406
	Kimball International Inc. Class B	22,950	403
	NN Inc.	21,032	401
	Heidrick & Struggles International Inc.	16,050	388
	Columbus McKinnon Corp.	14,143	382
*	Novanta Inc.	17,803	374
	Ennis Inc.	21,318	370
	Kadant Inc.	6,037	369
*	TimkenSteel Corp.	23,836	369
	TeleTech Holdings Inc.	11,973	365
*	Cross Country Healthcare Inc.	23,347	364
*	InnerWorkings Inc.	36,647	361
*	Kratos Defense & Security Solutions Inc.	48,634	360
*	Cotiviti Holdings Inc.	10,150	349
*	YRC Worldwide Inc.	26,166	347
	American Railcar Industries Inc.	7,386	335
	AVX Corp.	21,243	332
*	Casella Waste Systems Inc. Class A	26,416	328
*	GP Strategies Corp.	11,233	321
*	Bazaarvoice Inc.	65,552	318
*	Mistras Group Inc.	12,356	317
	CECO Environmental Corp.	22,044	308
	Spartan Motors Inc.	33,165	307
	Myers Industries Inc.	21,277	304
	Park-Ohio Holdings Corp.	7,129	304
*	Energy Recovery Inc.	28,699	297
	Daktronics Inc.	27,400	293
	Park Electrochemical Corp.	15,647	292
*	Evolent Health Inc. Class A	19,470	288
*	Great Lakes Dredge & Dock Corp.	68,477	288
*	International Seaways Inc.	20,276	285
*	Multi Packaging Solutions International Ltd.	19,788	282
*	Overseas Shipholding Group Inc. Class A	73,401	281
	Mesa Laboratories Inc.	2,276	279
*	ServiceSource International Inc.	48,600	276
*	Landec Corp.	19,722	272
	AEP Industries Inc.	2,300	267
*	Milacron Holdings Corp.	13,952	260
*	MINDBODY Inc. Class A	12,156	259
*,^	Energous Corp.	15,100	254
*	Hudson Technologies Inc.	31,470	252
*	DHI Group Inc.	40,300	252
	Marten Transport Ltd.	10,709	250
*	Acacia Research Corp.	37,973	247
*	Vicor Corp.	16,344	247
*	Lionbridge Technologies Inc.	42,174	245
*	Roadrunner Transportation Systems Inc.	23,000	239
	VSE Corp.	6,092	237
	Powell Industries Inc.	6,054	236
*	Kimball Electronics Inc.	12,970	236
	Textainer Group Holdings Ltd.	30,786	229
	Omega Flex Inc.	4,103	229
*	Sterling Construction Co. Inc.	26,800	227
*	Era Group Inc.	13,176	224
	CRA International Inc.	6,014	220
	Landauer Inc.	4,500	216
*	NV5 Global Inc.	6,400	214
*	Ducommun Inc.	8,059	206
	FreightCar America Inc.	13,596	203
	LSI Industries Inc.	20,279	198
	Alamo Group Inc.	2,471	188
	NVE Corp.	2,568	183
	Allied Motion Technologies Inc.	8,545	183
*	ARC Document Solutions Inc.	35,257	179

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	EnerNOC Inc.	29,640	178
*	Kemet Corp.	26,148	173
*	Franklin Covey Co.	8,466	171
*	Covenant Transportation Group Inc. Class A	8,813	170
*	GMS Inc.	5,800	170
*	Heritage-Crystal Clean Inc.	10,812	170
	Celadon Group Inc.	23,724	170
*	Orion Group Holdings Inc.	16,911	168
*	Willdan Group Inc.	7,300	165
*	Advanced Emissions Solutions Inc.	17,790	164
	Barrett Business Services Inc.	2,491	160
*	CyberOptics Corp.	6,073	159
	NACCO Industries Inc. Class A	1,723	156
	Greif Inc. Class B	2,303	156
	DMC Global Inc.	9,400	149
*	Control4 Corp.	14,232	145
*	Planet Payment Inc.	35,142	143
	Bel Fuse Inc. Class B	4,639	143
*	Vishay Precision Group Inc.	7,362	139
*	Sparton Corp.	5,792	138
*	Everi Holdings Inc.	61,700	134
*	CDI Corp.	17,700	131
*	Astronics Corp. Class B	3,886	131
*	Radiant Logistics Inc.	32,300	126
*,^	Workhorse Group Inc.	17,800	126
*	Maxwell Technologies Inc.	24,300	124
	Black Box Corp.	8,000	122
*	Perma-Fix Environmental Services	31,060	121
*	Electro Scientific Industries Inc.	20,434	121
*	Hill International Inc.	27,630	120
*	Layne Christensen Co.	10,908	119
*	Commercial Vehicle Group Inc.	21,300	118
*	PAM Transportation Services Inc.	4,524	118
*	IES Holdings Inc.	6,083	116
	Supreme Industries Inc. Class A	7,400	116
	Graham Corp.	5,223	116
	B. Riley Financial Inc.	5,986	110
*,^	MicroVision Inc.	80,185	101
*	Manitex International Inc.	14,720	101
*	Neff Corp. Class A	7,088	100
	Crawford & Co. Class B	7,923	100
	United States Lime & Minerals Inc.	1,299	98
*	Northwest Pipe Co.	5,697	98
	BG Staffing Inc.	6,200	97
*	TRC Cos. Inc.	8,885	94
^	Eagle Bulk Shipping Inc.	15,988	94
*	Advanced Disposal Services Inc.	4,103	91
*	Mattersight Corp.	24,291	90
*	Aqua Metals Inc.	6,700	88
*	UFP Technologies Inc.	3,007	77
	Hurco Cos. Inc.	2,292	76
*	ALJ Regional Holdings Inc.	16,841	74
*	Lincoln Educational Services Corp.	38,180	73
	Ecology and Environment Inc.	6,894	73
*	USA Truck Inc.	8,261	72
	National Research Corp. Class A	3,665	70
	Miller Industries Inc.	2,593	69
*	Goldfield Corp.	12,579	64
*	CUI Global Inc.	8,956	62
*	Intevac Inc.	7,098	61
*,^	ExOne Co.	6,486	61
*	Key Technology Inc.	5,155	60
	Hardinge Inc.	5,155	57
*	Arotech Corp.	16,200	57

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Lawson Products Inc.	2,290	55
	LB Foster Co. Class A	4,000	54
*	CAI International Inc.	6,000	52
*	Asure Software Inc.	6,100	52
*	PRGX Global Inc.	8,704	51
*	Willis Lease Finance Corp.	1,997	51
*	Air T Inc.	2,182	50
*	General Finance Corp.	8,663	48
*	LightPath Technologies Inc. Class A	30,559	47
*	Ameresco Inc. Class A	8,078	44
*	Boise Cascade Co.	1,963	44
*	Iteris Inc.	12,125	44
*	Vertex Energy Inc.	32,782	43
*	Blue Bird Corp.	2,640	41
*	PFSweb Inc.	4,540	39
*	Gencor Industries Inc.	2,445	38
*	Image Sensing Systems Inc.	9,563	35
*	Nuvectra Corp.	6,952	35
*,^	Patriot National Inc.	7,513	35
	Universal Logistics Holdings Inc.	1,952	32
	Chicago Rivet & Machine Co.	720	30
*	Aspen Aerogels Inc.	7,200	30
*	Information Services Group Inc.	8,116	30
*	LMI Aerospace Inc.	3,307	29
*	Cenveo Inc.	4,000	28
*	Ultralife Corp.	5,625	28
*	AMREP Corp.	3,574	27
*	Rand Logistics Inc.	30,512	25
*	Frequency Electronics Inc.	2,277	25
*	eMagin Corp.	10,132	22
*	Revolution Lighting Technologies Inc.	3,914	22
*	Ballantyne Strong Inc.	2,500	20
*	Research Frontiers Inc.	10,444	19
	National Research Corp. Class B	443	18
*	Fuel Tech Inc.	15,677	18
*	Napco Security Technologies Inc.	2,048	17
*	Cemtrex Inc.	2,300	17
*	Synthesis Energy Systems Inc.	16,709	17
*	Broadwind Energy Inc.	3,900	16
*,^	EnSync Inc.	21,779	16
*	StarTek Inc.	1,800	15
*	Continental Materials Corp.	632	15
*	CPI Aerostructures Inc.	1,572	15
*	Patriot Transportation Holding Inc.	608	14
	Hudson Global Inc.	9,231	13
*	Forterra Inc.	566	12
*	ClearSign Combustion Corp.	3,200	11
*	Orion Energy Systems Inc.	4,989	11
*	Wireless Telecom Group Inc.	5,630	11
*	IEC Electronics Corp.	2,900	10
*	Sharps Compliance Corp.	2,564	10
*	Perceptron Inc.	1,426	9
	EnviroStar Inc.	600	9
*	Power Solutions International Inc.	1,100	8
*	Applied DNA Sciences Inc.	4,328	8
*,^	Energy Focus Inc.	1,880	8
*	Capstone Turbine Corp.	11,600	8
*	ModusLink Global Solutions Inc.	5,216	8
*	American DG Energy Inc.	25,428	7
*	Digital Ally Inc.	1,400	6
*	Twin Disc Inc.	353	5
*	Turtle Beach Corp.	3,800	5
	BlueLinx Holdings Inc.	630	5
	Universal Technical Institute Inc.	1,600	5

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	Odyssey Marine Exploration Inc.	1,300	4
*	Volt Information Sciences Inc.	600	4
	Eastern Co.	156	3
	Houston Wire & Cable Co.	469	3
*	Payment Data Systems Inc.	1,400	3
*	IntriCon Corp.	300	2
*	Luna Innovations Inc.	1,000	1
*	GEE Group Inc.	200	1
*	SIFCO Industries Inc.	100	1
*	ENGlobal Corp.	300	1
*	Bagger Dave's Burger Tavern Inc.	11,200	1
*	CryoPort Inc.	200	1
*	Astrotech Corp.	400	1
			2,371,827
Oil & Gas (4.2%)
	Exxon Mobil Corp.	3,242,584	292,676
	Chevron Corp.	1,477,783	173,935
	Schlumberger Ltd.	1,087,887	91,328
	ConocoPhillips	978,289	49,051
	EOG Resources Inc.	434,960	43,974
	Occidental Petroleum Corp.	496,868	35,392
	Halliburton Co.	643,283	34,795
	Anadarko Petroleum Corp.	437,118	30,480
	Phillips 66	350,979	30,328
	Valero Energy Corp.	360,237	24,611
	Pioneer Natural Resources Co.	134,838	24,280
	Spectra Energy Corp.	552,544	22,704
	Kinder Morgan Inc.	1,076,611	22,297
	Baker Hughes Inc.	334,518	21,734
	Marathon Petroleum Corp.	416,337	20,963
	Apache Corp.	300,808	19,092
	Williams Cos. Inc.	593,097	18,469
	Devon Energy Corp.	393,027	17,950
*	Concho Resources Inc.	113,258	15,018
	Hess Corp.	228,126	14,210
	Noble Energy Inc.	343,926	13,090
	Marathon Oil Corp.	671,166	11,618
	National Oilwell Varco Inc.	299,490	11,213
	Cimarex Energy Co.	76,326	10,373
	EQT Corp.	138,732	9,073
	Cabot Oil & Gas Corp.	373,638	8,728
	Tesoro Corp.	94,138	8,232
	Targa Resources Corp.	126,960	7,119
*	Diamondback Energy Inc.	69,222	6,996
*	Cheniere Energy Inc.	163,213	6,762
*	Newfield Exploration Co.	162,005	6,561
*	FMC Technologies Inc.	175,815	6,247
	Helmerich & Payne Inc.	79,026	6,117
	Range Resources Corp.	169,946	5,839
	OGE Energy Corp.	153,664	5,140
	HollyFrontier Corp.	142,709	4,675
*	Energen Corp.	80,081	4,618
*	Parsley Energy Inc. Class A	128,965	4,545
*	Southwestern Energy Co.	395,370	4,278
*	Transocean Ltd.	284,010	4,186
	Murphy Oil Corp.	133,369	4,152
	Core Laboratories NV	34,308	4,118
*	Chesapeake Energy Corp.	564,007	3,959
*	WPX Energy Inc.	270,831	3,946
*,^	Continental Resources Inc.	76,369	3,936
*	Antero Resources Corp.	165,709	3,919
*	QEP Resources Inc.	198,167	3,648
*	RSP Permian Inc.	80,981	3,613
*	Weatherford International plc	709,400	3,540

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Nabors Industries Ltd.	215,115	3,528
*	PDC Energy Inc.	45,254	3,285
	Patterson-UTI Energy Inc.	108,970	2,933
*	Rice Energy Inc.	127,500	2,722
*	Oasis Petroleum Inc.	179,786	2,722
	SM Energy Co.	77,456	2,671
*	Whiting Petroleum Corp.	218,388	2,625
	Western Refining Inc.	64,458	2,440
*	Callon Petroleum Co.	157,121	2,415
	Ensco plc Class A	243,692	2,369
	PBF Energy Inc. Class A	84,495	2,356
	Oceaneering International Inc.	80,228	2,263
	Superior Energy Services Inc.	121,981	2,059
*	Rowan Cos. plc Class A	103,276	1,951
*	Matador Resources Co.	75,124	1,935
	SemGroup Corp. Class A	45,828	1,913
*	Carrizo Oil & Gas Inc.	51,083	1,908
*	Dril-Quip Inc.	29,136	1,750
*	Laredo Petroleum Inc.	119,515	1,690
*	Gulfport Energy Corp.	77,167	1,670
*	NOW Inc.	80,152	1,641
*	Oil States International Inc.	39,195	1,529
*	MRC Global Inc.	71,617	1,451
*	Synergy Resources Corp.	156,595	1,395
*	McDermott International Inc.	185,149	1,368
	Noble Corp. plc	209,202	1,238
*	Denbury Resources Inc.	333,007	1,225
	Delek US Holdings Inc.	49,619	1,194
*	Unit Corp.	43,329	1,164
*	Forum Energy Technologies Inc.	50,000	1,100
*,^	Diamond Offshore Drilling Inc.	55,736	987
*	SEACOR Holdings Inc.	13,266	946
	Green Plains Inc.	32,876	916
*	Chart Industries Inc.	21,832	786
*	Helix Energy Solutions Group Inc.	81,555	719
	Archrock Inc.	52,611	694
	Atwood Oceanics Inc.	52,627	691
	California Resources Corp.	32,442	691
^	RPC Inc.	33,929	672
*	Exterran Corp.	27,246	651
*	Par Pacific Holdings Inc.	37,152	540
*	Bill Barrett Corp.	68,953	482
*,^	Clayton Williams Energy Inc.	3,988	476
*	TETRA Technologies Inc.	93,154	468
*	Newpark Resources Inc.	60,200	452
*	Sanchez Energy Corp.	47,200	426
*	Flotek Industries Inc.	45,166	424
	Bristow Group Inc.	20,538	421
	CVR Energy Inc.	16,521	419
*	Cobalt International Energy Inc.	343,155	419
*	Ring Energy Inc.	32,202	418
*	Matrix Service Co.	18,160	412
*	Resolute Energy Corp.	9,867	406
*	Parker Drilling Co.	155,294	404
*	Renewable Energy Group Inc.	41,500	403
*	REX American Resources Corp.	3,880	383
	Alon USA Energy Inc.	32,440	369
*	Abraxas Petroleum Corp.	134,400	345
*	Pioneer Energy Services Corp.	48,200	330
	Panhandle Oil and Gas Inc. Class A	13,386	315
*	SunPower Corp. Class A	47,235	312
*	Tesco Corp.	35,637	294
*	Natural Gas Services Group Inc.	8,711	280
*	Jones Energy Inc. Class A	51,670	258

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Trecora Resources	18,615	258
	Evolution Petroleum Corp.	25,428	254
*	Eclipse Resources Corp.	93,800	250
*	Pacific Ethanol Inc.	25,200	239
*,^	EP Energy Corp. Class A	36,211	237
*	Extraction Oil & Gas Inc.	11,790	236
*	Hornbeck Offshore Services Inc.	30,100	217
*	Contango Oil & Gas Co.	21,731	203
*	CARBO Ceramics Inc.	18,900	198
*	Independence Contract Drilling Inc.	28,650	192
*,^	Plug Power Inc.	146,760	176
*	First Solar Inc.	5,262	169
*	Northern Oil and Gas Inc.	58,526	161
*	Tidewater Inc.	46,100	157
*,^	W&T Offshore Inc.	55,700	154
*	Gastar Exploration Inc.	97,512	151
*	Geospace Technologies Corp.	6,800	138
*,^	Harvest Natural Resources Inc.	21,550	133
^	Comstock Resources Inc.	13,380	132
*	Green Brick Partners Inc.	12,800	129
*	PHI Inc.	6,743	122
*	EXCO Resources Inc.	129,720	113
*	Approach Resources Inc.	33,400	112
*	Dawson Geophysical Co.	13,044	105
*	Willbros Group Inc.	31,800	103
*,^	Amyris Inc.	129,000	94
	Gulf Island Fabrication Inc.	7,619	91
*	TPI Composites Inc.	5,300	85
*	Centennial Resource Development Inc. Class A	3,769	74
*,^	Bonanza Creek Energy Inc.	63,574	65
*	TerraVia Holdings Inc.	55,501	64
	Adams Resources & Energy Inc.	1,582	63
*,^	FuelCell Energy Inc.	26,140	46
*	Enphase Energy Inc.	40,786	41
*	PetroQuest Energy Inc.	9,033	30
*	Rex Energy Corp.	56,200	27
*	ION Geophysical Corp.	3,500	21
*	Halcon Resources Corp.	2,100	20
*	VAALCO Energy Inc.	15,401	16
*	PrimeEnergy Corp.	141	8
*	MagneGas Corp.	15,700	7
*	Torchlight Energy Resources Inc.	4,400	5
*	Superior Drilling Products Inc.	3,000	4
*	Zion Oil & Gas Inc.	2,230	3
*,^	Basic Energy Services Inc.	75	3
*	Lonestar Resources US Inc. Class A	300	3
*	Mitcham Industries Inc.	500	2
*	Ideal Power Inc.	600	2
*	Aemetis Inc.	1,100	2
*	Eco-Stim Energy Solutions Inc.	600	1
			1,266,363
Technology (9.7%)
	Apple Inc.	3,981,868	461,180
	Microsoft Corp.	5,781,277	359,249
*	Facebook Inc. Class A	1,819,218	209,301
*	Alphabet Inc. Class A	227,904	180,603
*	Alphabet Inc.	232,031	179,086
	Intel Corp.	3,704,855	134,375
	Cisco Systems Inc.	3,932,691	118,846
	International Business Machines Corp.	672,258	111,588
	Oracle Corp.	2,419,948	93,047
	QUALCOMM Inc.	1,153,957	75,238
	Texas Instruments Inc.	787,335	57,452
	Broadcom Ltd.	295,034	52,153

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	NVIDIA Corp.	396,801	42,355
*	Adobe Systems Inc.	391,569	40,312
*	salesforce.com Inc.	506,866	34,700
	Hewlett Packard Enterprise Co.	1,307,454	30,254
	Applied Materials Inc.	847,161	27,338
*	Cognizant Technology Solutions Corp. Class A	475,867	26,663
*	Yahoo! Inc.	679,275	26,268
	Intuit Inc.	189,368	21,703
	HP Inc.	1,343,493	19,937
	Corning Inc.	796,744	19,337
*	Micron Technology Inc.	814,036	17,844
	Analog Devices Inc.	242,864	17,637
	Western Digital Corp.	221,472	15,049
	Lam Research Corp.	127,790	13,511
*	Autodesk Inc.	166,857	12,349
	Xilinx Inc.	198,659	11,993
	Symantec Corp.	483,132	11,542
	Linear Technology Corp.	185,077	11,540
*	Cerner Corp.	239,540	11,347
	Skyworks Solutions Inc.	147,689	11,026
	Microchip Technology Inc.	170,211	10,919
	Motorola Solutions Inc.	129,434	10,729
*	Citrix Systems Inc.	115,689	10,332
*	Red Hat Inc.	143,240	9,984
	Harris Corp.	96,691	9,908
	KLA-Tencor Corp.	122,631	9,649
*	Dell Technologies Inc. Class V	173,378	9,531
*	ServiceNow Inc.	123,190	9,158
	Seagate Technology plc	233,453	8,911
*	Akamai Technologies Inc.	130,661	8,712
	Maxim Integrated Products Inc.	223,393	8,616
*	Palo Alto Networks Inc.	67,487	8,439
	Juniper Networks Inc.	286,975	8,110
	CA Inc.	247,729	7,870
	NetApp Inc.	219,443	7,740
*	F5 Networks Inc.	51,418	7,441
*	Synopsys Inc.	117,148	6,895
	CDK Global Inc.	114,221	6,818
*	Advanced Micro Devices Inc.	595,828	6,757
	CDW Corp.	129,010	6,720
	Computer Sciences Corp.	109,941	6,533
*	Gartner Inc.	62,343	6,301
*	ANSYS Inc.	67,605	6,253
*	Workday Inc. Class A	88,592	5,855
*	Cadence Design Systems Inc.	226,748	5,719
*	CommScope Holding Co. Inc.	152,529	5,674
*	VeriSign Inc.	72,907	5,546
	Leidos Holdings Inc.	108,327	5,540
*	Splunk Inc.	105,912	5,417
*	Qorvo Inc.	102,263	5,392
*,^	VMware Inc. Class A	61,115	4,812
*	Microsemi Corp.	88,878	4,797
*	ARRIS International plc	151,127	4,553
	Marvell Technology Group Ltd.	318,104	4,412
	Brocade Communications Systems Inc.	348,278	4,350
*	ON Semiconductor Corp.	332,111	4,238
	CSRA Inc.	131,059	4,173
*	PTC Inc.	89,840	4,157
	Teradyne Inc.	162,439	4,126
*	NCR Corp.	97,567	3,957
*	IAC/InterActiveCorp	60,908	3,946
*	Ultimate Software Group Inc.	21,628	3,944
	Garmin Ltd.	80,866	3,921
	SS&C Technologies Holdings Inc.	136,256	3,897

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
* Tyler Technologies Inc.	26,292	3,754
* Fortinet Inc.	117,367	3,535
* Aspen Technology Inc.	62,159	3,399
* Nuance Communications Inc.	224,255	3,341
* athenahealth Inc.	31,561	3,319
Mentor Graphics Corp.	83,757	3,090
* Manhattan Associates Inc.	57,374	3,043
* Arista Networks Inc.	31,094	3,009
j2 Global Inc.	36,769	3,008
SYNNEX Corp.	24,128	2,920
* Teradata Corp.	103,648	2,816
* Guidewire Software Inc.	57,007	2,812
* Cirrus Logic Inc.	48,869	2,763
* ViaSat Inc.	41,620	2,756
* Veeva Systems Inc. Class A	67,444	2,745
* Cavium Inc.	43,785	2,734
Fair Isaac Corp.	22,856	2,725
DST Systems Inc.	24,992	2,678
* Ciena Corp.	109,354	2,669
Cypress Semiconductor Corp.	232,612	2,661
* Finisar Corp.	86,879	2,630
MKS Instruments Inc.	41,842	2,485
Science Applications International Corp.	28,943	2,454
* EPAM Systems Inc.	38,050	2,447
* Integrated Device Technology Inc.	102,656	2,419
Blackbaud Inc.	37,630	2,408
* CACI International Inc. Class A	19,256	2,394
* Tech Data Corp.	27,422	2,322
InterDigital Inc.	25,028	2,286
* Proofpoint Inc.	31,391	2,218
Intersil Corp. Class A	99,253	2,213
Monolithic Power Systems Inc.	26,453	2,167
* Medidata Solutions Inc.	42,922	2,132
* NetScout Systems Inc.	67,290	2,120
* Cree Inc.	79,857	2,107
* Ellie Mae Inc.	24,200	2,025
* Silicon Laboratories Inc.	30,884	2,007
* Entegris Inc.	110,458	1,977
* Dycom Industries Inc.	24,080	1,933
* Tableau Software Inc. Class A	45,200	1,905
* TiVo Corp.	90,555	1,893
Pitney Bowes Inc.	123,586	1,877
* ACI Worldwide Inc.	99,637	1,808
LogMeIn Inc.	18,597	1,796
* Verint Systems Inc.	49,123	1,732
* Cornerstone OnDemand Inc.	40,365	1,708
* Electronics For Imaging Inc.	38,617	1,694
* Tessera Holding Corp.	37,703	1,666
* Allscripts Healthcare Solutions Inc.	160,339	1,637
Cogent Communications Holdings Inc.	39,423	1,630
* Lumentum Holdings Inc.	41,474	1,603
* Twitter Inc.	97,100	1,583
* Paycom Software Inc.	34,756	1,581
* VeriFone Systems Inc.	88,298	1,566
* Synaptics Inc.	29,123	1,560
* Semtech Corp.	49,318	1,556
* CommVault Systems Inc.	29,746	1,529
* EchoStar Corp. Class A	28,627	1,471
* FireEye Inc.	121,827	1,450
* MicroStrategy Inc. Class A	7,317	1,444
Diebold Nixdorf Inc.	56,993	1,433
* Zendesk Inc.	66,245	1,404
* Viavi Solutions Inc.	166,621	1,363
* Advanced Energy Industries Inc.	24,769	1,356

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	GoDaddy Inc. Class A	38,342	1,340
	Power Integrations Inc.	19,625	1,332
	Plantronics Inc.	23,376	1,280
*	NETGEAR Inc.	23,314	1,267
*	Inphi Corp.	28,270	1,261
*	RealPage Inc.	41,727	1,252
*	Synchronoss Technologies Inc.	31,565	1,209
*	Square Inc.	88,604	1,208
*	Rambus Inc.	86,714	1,194
	NIC Inc.	49,827	1,191
	CSG Systems International Inc.	24,456	1,184
*	HubSpot Inc.	24,991	1,175
*	3D Systems Corp.	85,970	1,143
*	Envestnet Inc.	32,295	1,138
*	Insight Enterprises Inc.	27,701	1,120
*	Gigamon Inc.	24,500	1,116
	Cabot Microelectronics Corp.	17,507	1,106
*	Oclaro Inc.	120,823	1,081
*	SPS Commerce Inc.	14,231	995
	Progress Software Corp.	31,025	991
*	MaxLinear Inc.	45,138	984
	Pegasystems Inc.	26,972	971
*	BroadSoft Inc.	23,445	967
	West Corp.	38,803	961
*	2U Inc.	31,802	959
*	Infinera Corp.	112,300	953
*,^	Ubiquiti Networks Inc.	16,454	951
*	Mercury Systems Inc.	31,201	943
*	Callidus Software Inc.	52,970	890
*	Web.com Group Inc.	41,782	884
*	Ixia	54,869	883
*	RingCentral Inc. Class A	42,852	883
	Ebix Inc.	15,452	882
*	InvenSense Inc.	67,600	865
	Brooks Automation Inc.	50,193	857
*	Super Micro Computer Inc.	30,131	845
	ADTRAN Inc.	37,233	832
*	ScanSource Inc.	20,238	817
*	Premier Inc. Class A	26,538	806
*	New Relic Inc.	28,454	804
*	Diodes Inc.	30,676	787
*	Bottomline Technologies de Inc.	29,643	742
	Inteliquent Inc.	31,544	723
*	Shutterstock Inc.	15,200	722
*	Qualys Inc.	22,028	697
*	Cray Inc.	32,867	680
*	Q2 Holdings Inc.	22,752	656
*	Amkor Technology Inc.	61,999	654
*	Photronics Inc.	57,874	654
*	FormFactor Inc.	56,663	635
*	Virtusa Corp.	24,920	626
*,^	Match Group Inc.	36,306	621
*	Lattice Semiconductor Corp.	83,927	618
	Monotype Imaging Holdings Inc.	30,818	612
*	Quality Systems Inc.	44,100	580
*,^	Gogo Inc.	62,343	575
	Syntel Inc.	28,088	556
*	Applied Micro Circuits Corp.	66,959	552
*	Intralinks Holdings Inc.	40,422	546
*	CEVA Inc.	16,076	539
*	Unisys Corp.	33,900	507
*	Pure Storage Inc. Class A	43,887	496
*	Nanometrics Inc.	19,633	492
*	ePlus Inc.	4,220	486

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Five9 Inc.	34,058	483
*	Perficient Inc.	26,666	466
*,^	Acacia Communications Inc.	7,350	454
*	PROS Holdings Inc.	20,464	440
*	Nimble Storage Inc.	55,295	438
*	Actua Corp.	30,830	432
*	Ultratech Inc.	17,803	427
*	Box Inc.	30,581	424
*	Blucora Inc.	28,677	423
*,^	Twilio Inc. Class A	14,436	416
*	Exar Corp.	38,335	413
*	CalAmp Corp.	28,088	407
*	Barracuda Networks Inc.	18,600	399
*	Endurance International Group Holdings Inc.	42,720	397
*	ShoreTel Inc.	55,087	394
	Cohu Inc.	27,773	386
*	Extreme Networks Inc.	75,374	379
*	Benefitfocus Inc.	12,755	379
*	Axcelis Technologies Inc.	23,797	346
*	Harmonic Inc.	67,100	335
	Hackett Group Inc.	18,781	332
*	VASCO Data Security International Inc.	23,843	325
*	Boingo Wireless Inc.	26,577	324
*	LivePerson Inc.	42,755	323
*	Silver Spring Networks Inc.	24,200	322
*	Alarm.com Holdings Inc.	11,350	316
*	PDF Solutions Inc.	13,876	313
*	Digi International Inc.	22,736	313
*	Rudolph Technologies Inc.	13,100	306
*	NeoPhotonics Corp.	28,296	306
*	Xcerra Corp.	40,013	306
*	Carbonite Inc.	18,212	299
*	A10 Networks Inc.	35,813	298
*	CommerceHub Inc.	19,745	297
*	Vocera Communications Inc.	15,966	295
*	KEYW Holding Corp.	25,000	295
*	Applied Optoelectronics Inc.	12,550	294
*	Calix Inc.	36,592	282
*	Hortonworks Inc.	33,822	281
*	ChannelAdvisor Corp.	19,132	275
	Comtech Telecommunications Corp.	23,122	274
*	Alpha & Omega Semiconductor Ltd.	12,823	273
*	Loral Space & Communications Inc.	6,599	271
	IXYS Corp.	22,464	267
*	Impinj Inc.	7,540	266
*	Digimarc Corp.	8,814	264
*	DSP Group Inc.	20,216	264
*	RigNet Inc.	11,300	262
*	Workiva Inc.	16,900	231
	Computer Programs & Systems Inc.	9,500	224
*	Immersion Corp.	20,949	223
*	Rapid7 Inc.	17,553	214
*	Kopin Corp.	72,876	207
	Forrester Research Inc.	4,801	206
	Preformed Line Products Co.	3,527	205
*	Instructure Inc.	10,200	199
*	Vectrus Inc.	8,238	196
*	Sonus Networks Inc.	30,000	189
*	Brightcove Inc.	23,361	188
*	Telenav Inc.	26,591	187
*	Tangoe Inc.	23,649	186
*,^	MeetMe Inc.	36,749	181
*,^	Appfolio Inc.	7,260	173
	American Software Inc. Class A	16,647	172

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Xactly Corp.	15,300	168
*	Mitek Systems Inc.	27,100	167
*	Sigma Designs Inc.	27,700	166
	PC Connection Inc.	5,891	165
	EMCORE Corp.	18,881	164
	QAD Inc. Class A	5,320	162
*	Quantum Corp.	194,228	162
*	Tremor Video Inc.	64,725	161
*	Zix Corp.	32,571	161
*	Ultra Clean Holdings Inc.	15,596	151
*	CommerceHub Inc. Class A	9,972	150
*	GigPeak Inc.	59,092	149
*	Aerohive Networks Inc.	24,827	141
*	Rosetta Stone Inc.	15,800	141
*	Jive Software Inc.	31,673	138
*	Model N Inc.	15,525	137
*	MobileIron Inc.	36,400	136
*,^	Tobira Therapeutics Inc. CVR	9,469	130
*	Exa Corp.	8,351	128
*	Park City Group Inc.	9,825	125
*	Dyax Corp CVR Exp. 12/31/2019	112,113	124
*	Radisys Corp.	27,955	124
*	Agilysys Inc.	11,474	119
*	Castlight Health Inc. Class B	23,900	118
*	Amber Road Inc.	13,000	118
*	AXT Inc.	24,300	117
*	KVH Industries Inc.	9,261	109
*	iPass Inc.	64,042	106
*	USA Technologies Inc.	23,506	101
*	inTEST Corp.	21,900	101
*	Leap Wireless International Inc. CVR	39,632	100
*	ARI Network Services Inc.	18,460	100
*	Numerex Corp. Class A	13,385	99
*	Marin Software Inc.	40,800	96
*	NetSol Technologies Inc.	18,320	95
*	Key Tronic Corp.	10,986	86
*,^	VirnetX Holding Corp.	38,200	84
*	Rightside Group Ltd.	9,960	82
*	SecureWorks Corp. Class A	7,500	79
	Simulations Plus Inc.	8,096	78
*	Covisint Corp.	40,926	78
*	PAR Technology Corp.	13,813	77
*	Seachange International Inc.	33,108	76
*	QuickLogic Corp.	51,440	71
*	Datalink Corp.	6,028	68
*	Limelight Networks Inc.	26,921	68
*	VOXX International Corp. Class A	14,054	66
*	Edgewater Technology Inc.	8,642	65
*	Pixelworks Inc.	23,098	65
*	Westell Technologies Inc. Class A	89,345	58
	GlobalSCAPE Inc.	14,200	58
*	SITO Mobile Ltd.	15,633	58
*	Clearfield Inc.	2,785	58
	Concurrent Computer Corp.	10,521	56
	Systemax Inc.	6,200	54
*,^	Neonode Inc.	29,427	54
*	Amtech Systems Inc.	12,631	54
*	Internap Corp.	34,300	53
*,^	Inseego Corp.	21,112	51
*	Icad Inc.	15,448	50
*	CVD Equipment Corp.	5,349	46
*	ADDvantage Technologies Group Inc.	24,575	43
*,^	Nutanix Inc.	1,528	41
*	Imation Corp.	48,677	40

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Ciber Inc.	58,200	37
	PC-Tel Inc.	6,670	36
	AstroNova Inc.	2,500	36
*	Rocket Fuel Inc.	20,800	36
*,^	Netlist Inc.	33,001	34
	NCI Inc. Class A	2,404	34
*	Guidance Software Inc.	4,266	30
	Computer Task Group Inc.	6,500	27
*	Apptio Inc. Class A	1,439	27
*	Support.com Inc.	28,938	25
*	BSQUARE Corp.	4,000	23
*	Determine Inc.	12,197	23
*	Qumu Corp.	9,333	22
*,^	FalconStor Software Inc.	43,535	20
*	Datawatch Corp.	3,554	20
*	BroadVision Inc.	4,181	19
*	Ooma Inc.	1,998	18
*	GSI Technology Inc.	2,874	18
*	MoSys Inc.	76,876	18
	QAD Inc. Class B	677	17
*	Resonant Inc.	3,300	17
*	Coupa Software Inc.	630	16
	Evolving Systems Inc.	3,774	15
*,^	ParkerVision Inc.	8,400	15
*	FORM Holdings Corp.	7,203	15
*	Synacor Inc.	4,800	15
*	eGain Corp.	6,651	14
*	Sunworks Inc.	6,576	13
*	Intermolecular Inc.	11,600	11
*	Aviat Networks Inc.	700	10
*,^	NXT-ID Inc.	3,500	10
*	Blackline Inc.	318	9
*	Great Elm Capital Group Inc.	1,848	7
	TESSCO Technologies Inc.	481	6
*	Aehr Test Systems	2,500	6
*	Smith Micro Software Inc.	3,802	6
*	WidePoint Corp.	6,600	5
*	ID Systems Inc.	900	5
*	DASAN Zhone Solutions Inc.	4,187	4
*	SharpSpring Inc.	600	3
*	Adesto Technologies Corp.	1,600	3
*	Pendrell Corp.	434	3
*	Inuvo Inc.	1,600	3
*	Cinedigm Corp. Class A	1,800	3
*	MRV Communications Inc.	300	2
*	Xplore Technologies Corp.	1,000	2
*	ARC Group Worldwide Inc.	400	2
*	Data I/O Corp.	400	2
*	Identiv Inc.	400	1
	Communications Systems Inc.	200	1
*	Streamline Health Solutions Inc.	700	1
	TransAct Technologies Inc.	100	1
	RELM Wireless Corp.	100	—
			2,971,471
Telecommunications (1.4%)
	AT&T Inc.	4,846,692	206,130
	Verizon Communications Inc.	3,033,601	161,934
*	T-Mobile US Inc.	231,140	13,293
*	Level 3 Communications Inc.	231,481	13,046
*	SBA Communications Corp. Class A	106,176	10,964
	CenturyLink Inc.	236,853	5,632
*,^	Sprint Corp.	481,773	4,057
*	Zayo Group Holdings Inc.	116,988	3,844
	Telephone & Data Systems Inc.	96,186	2,777

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Consolidated Communications Holdings Inc.	60,498	1,624
* Vonage Holdings Corp.	176,477	1,209
Cincinnati Bell Inc.	53,572	1,197
ATN International Inc.	14,028	1,124
* Iridium Communications Inc.	112,464	1,080
* United States Cellular Corp.	24,597	1,075
Shenandoah Telecommunications Co.	36,882	1,007
Windstream Holdings Inc.	134,728	988
* 8x8 Inc.	67,972	972
* General Communication Inc. Class A	39,543	769
* ORBCOMM Inc.	89,671	742
* FairPoint Communications Inc.	35,320	660
EarthLink Holdings Corp.	98,600	556
* GTT Communications Inc.	18,991	546
Spok Holdings Inc.	21,042	437
IDT Corp. Class B	21,156	392
* Lumos Networks Corp.	24,680	385
* Globalstar Inc.	208,132	329
* Straight Path Communications Inc. Class B	7,678	260
* Hawaiian Telcom Holdco Inc.	9,405	233
* HC2 Holdings Inc.	37,800	224
* pdvWireless Inc.	9,248	209
* Intelsat SA	63,120	169
* Alaska Communications Systems Group Inc.	58,205	95
Frontier Communications Corp.	3,022	10
* Chelsea Therapeutics International Ltd. CVR Exp.12/31/2016	53,188	6
* Pareteum Corp.	4,900	1
		437,976
Utilities (1.9%)
Duke Energy Corp.	577,118	44,796
NextEra Energy Inc.	368,224	43,988
Southern Co.	790,513	38,885
Dominion Resources Inc.	493,932	37,830
American Electric Power Co. Inc.	405,058	25,502
PG&E Corp.	402,042	24,432
Edison International	259,653	18,692
Exelon Corp.	522,135	18,531
Consolidated Edison Inc.	251,478	18,529
PPL Corp.	534,733	18,208
Public Service Enterprise Group Inc.	398,699	17,495
Xcel Energy Inc.	426,696	17,367
Sempra Energy	164,616	16,567
WEC Energy Group Inc.	256,002	15,015
Eversource Energy	260,871	14,408
DTE Energy Co.	140,481	13,839
Entergy Corp.	150,192	11,035
FirstEnergy Corp.	344,505	10,669
American Water Works Co. Inc.	141,804	10,261
Ameren Corp.	193,351	10,143
ONEOK Inc.	166,739	9,572
CMS Energy Corp.	227,757	9,479
CenterPoint Energy Inc.	316,863	7,808
SCANA Corp.	99,374	7,282
AES Corp.	616,786	7,167
Pinnacle West Capital Corp.	85,646	6,683
Alliant Energy Corp.	176,286	6,679
UGI Corp.	135,317	6,235
Atmos Energy Corp.	80,091	5,939
Westar Energy Inc. Class A	104,603	5,894
NiSource Inc.	263,103	5,825
Great Plains Energy Inc.	163,052	4,459
Aqua America Inc.	144,500	4,341
National Fuel Gas Co.	61,612	3,490
NRG Energy Inc.	282,230	3,460

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

					Market
					Value
				Shares	($000)
	Vectren Corp.			62,126	3,240
	Portland General Electric Co.			72,963	3,161
	WGL Holdings Inc.			41,210	3,144
	IDACORP Inc.			38,485	3,100
	Hawaiian Electric Industries Inc.			87,320	2,888
	New Jersey Resources Corp.			73,672	2,615
	ONE Gas Inc.			40,797	2,609
	Southwest Gas Holdings Inc.			33,921	2,599
	Black Hills Corp.			42,134	2,585
	PNM Resources Inc.			70,210	2,408
	Spire Inc.			36,740	2,372
	ALLETE Inc.			35,011	2,247
	Ormat Technologies Inc.			41,778	2,240
	Avista Corp.			54,014	2,160
	NorthWestern Corp.			37,935	2,157
	Avangrid Inc.			55,546	2,104
	South Jersey Industries Inc.			61,194	2,062
	MGE Energy Inc.			24,118	1,575
	El Paso Electric Co.			30,336	1,411
	American States Water Co.			28,718	1,308
	California Water Service Group			36,932	1,252
	Northwest Natural Gas Co.			20,607	1,232
*	TerraForm Power Inc. Class A			86,401	1,107
	Chesapeake Utilities Corp.			13,051	874
	Empire District Electric Co.			23,203	791
	SJW Group			11,883	665
	Middlesex Water Co.			10,526	452
*	Sunrun Inc.			68,555	364
	Unitil Corp.			7,314	332
	York Water Co.			7,146	273
*	Atlantic Power Corp.			103,002	258
	Connecticut Water Service Inc.			4,514	252
	Artesian Resources Corp. Class A			6,304	201
*	Cadiz Inc.			10,257	128
*	Pure Cycle Corp.			19,761	109
	Genie Energy Ltd. Class B			12,877	74
	Delta Natural Gas Co. Inc.			2,204	65
*	US Geothermal Inc.			14,479	59
	Spark Energy Inc. Class A			700	21
	Gas Natural Inc.			280	4

					577,003

Total Common Stocks (Cost $9,018,338)					18,250,180

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (25.4%)
U.S. Government Securities (16.1%)
	United States Treasury Note/Bond	0.875%	1/31/18	1,465	1,464
	United States Treasury Note/Bond	1.000%	2/15/18	26,000	26,008
	United States Treasury Note/Bond	3.500%	2/15/18	31,600	32,479
	United States Treasury Note/Bond	0.750%	2/28/18	64,755	64,583
	United States Treasury Note/Bond	2.750%	2/28/18	5,000	5,101
	United States Treasury Note/Bond	1.000%	3/15/18	18,403	18,409
	United States Treasury Note/Bond	0.875%	3/31/18	18,062	18,039
	United States Treasury Note/Bond	2.875%	3/31/18	6,159	6,302
	United States Treasury Note/Bond	0.750%	4/15/18	23,024	22,952
	United States Treasury Note/Bond	0.625%	4/30/18	26,028	25,898
	United States Treasury Note/Bond	0.750%	4/30/18	4,649	4,634
	United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,076
3	United States Treasury Note/Bond	0.875%	5/31/18	139,961	139,698
	United States Treasury Note/Bond	1.000%	5/31/18	28,887	28,873

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.375%	5/31/18	885	901
United States Treasury Note/Bond	1.125%	6/15/18	2,769	2,772
United States Treasury Note/Bond	0.625%	6/30/18	1,443	1,434
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,333
United States Treasury Note/Bond	2.375%	6/30/18	14,935	15,222
United States Treasury Note/Bond	0.875%	7/15/18	14,505	14,457
United States Treasury Note/Bond	0.750%	7/31/18	68,425	68,051
United States Treasury Note/Bond	1.375%	7/31/18	251	252
United States Treasury Note/Bond	2.250%	7/31/18	6,701	6,822
United States Treasury Note/Bond	0.750%	8/31/18	9,110	9,053
United States Treasury Note/Bond	1.500%	8/31/18	575	579
United States Treasury Note/Bond	1.000%	9/15/18	5,468	5,456
United States Treasury Note/Bond	0.750%	9/30/18	10,194	10,125
United States Treasury Note/Bond	1.375%	9/30/18	35,100	35,232
United States Treasury Note/Bond	0.875%	10/15/18	18,750	18,659
United States Treasury Note/Bond	1.250%	10/31/18	16,844	16,870
United States Treasury Note/Bond	1.750%	10/31/18	32,800	33,148
United States Treasury Note/Bond	1.250%	11/15/18	8,553	8,566
United States Treasury Note/Bond	3.750%	11/15/18	671	703
United States Treasury Note/Bond	1.000%	11/30/18	31,866	31,761
United States Treasury Note/Bond	1.250%	11/30/18	8,275	8,285
United States Treasury Note/Bond	1.375%	11/30/18	1,488	1,493
United States Treasury Note/Bond	1.250%	12/15/18	10,000	10,011
United States Treasury Note/Bond	1.250%	12/31/18	6,100	6,107
United States Treasury Note/Bond	1.375%	12/31/18	6,375	6,395
United States Treasury Note/Bond	1.500%	12/31/18	11,530	11,595
United States Treasury Note/Bond	1.125%	1/15/19	4,041	4,033
United States Treasury Note/Bond	1.250%	1/31/19	10,475	10,478
United States Treasury Note/Bond	1.500%	1/31/19	8,425	8,471
United States Treasury Note/Bond	0.750%	2/15/19	52,566	52,040
United States Treasury Note/Bond	2.750%	2/15/19	5,220	5,383
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,149
United States Treasury Note/Bond	1.375%	2/28/19	17,375	17,421
United States Treasury Note/Bond	1.500%	2/28/19	32,590	32,768
United States Treasury Note/Bond	1.000%	3/15/19	76,767	76,359
United States Treasury Note/Bond	1.500%	3/31/19	22,250	22,361
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,816
United States Treasury Note/Bond	0.875%	4/15/19	56,330	55,811
United States Treasury Note/Bond	1.250%	4/30/19	10,297	10,287
United States Treasury Note/Bond	1.625%	4/30/19	36,004	36,280
United States Treasury Note/Bond	0.875%	5/15/19	20,496	20,294
United States Treasury Note/Bond	3.125%	5/15/19	19,835	20,672
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,500
United States Treasury Note/Bond	1.500%	5/31/19	26,796	26,917
United States Treasury Note/Bond	0.875%	6/15/19	17,000	16,819
United States Treasury Note/Bond	1.000%	6/30/19	6,502	6,450
United States Treasury Note/Bond	1.625%	6/30/19	25,287	25,473
United States Treasury Note/Bond	0.750%	7/15/19	54,930	54,132
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,210
United States Treasury Note/Bond	1.625%	7/31/19	32,861	33,087
United States Treasury Note/Bond	0.750%	8/15/19	12,451	12,258
United States Treasury Note/Bond	3.625%	8/15/19	18,900	19,996
United States Treasury Note/Bond	8.125%	8/15/19	5,535	6,491
United States Treasury Note/Bond	1.000%	8/31/19	14,175	14,038
United States Treasury Note/Bond	1.625%	8/31/19	9,946	10,013
United States Treasury Note/Bond	0.875%	9/15/19	16,055	15,847
United States Treasury Note/Bond	1.000%	9/30/19	15,000	14,841
United States Treasury Note/Bond	1.750%	9/30/19	19,330	19,514
United States Treasury Note/Bond	1.000%	10/15/19	13,655	13,508
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,783
United States Treasury Note/Bond	1.500%	10/31/19	55,715	55,845
United States Treasury Note/Bond	1.000%	11/15/19	158,585	156,628
United States Treasury Note/Bond	3.375%	11/15/19	24,504	25,844
United States Treasury Note/Bond	1.000%	11/30/19	26,025	25,704

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.500%	11/30/19	35,106	35,166
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,064
United States Treasury Note/Bond	1.625%	12/31/19	28,033	28,160
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,690
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,797
United States Treasury Note/Bond	8.500%	2/15/20	3,269	3,963
United States Treasury Note/Bond	1.375%	2/29/20	14,143	14,072
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,854
United States Treasury Note/Bond	1.375%	3/31/20	20,250	20,139
United States Treasury Note/Bond	1.125%	4/30/20	18,800	18,536
United States Treasury Note/Bond	1.375%	4/30/20	25,267	25,097
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,782
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,686
United States Treasury Note/Bond	1.500%	5/31/20	25,018	24,928
United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,706
United States Treasury Note/Bond	1.875%	6/30/20	23,525	23,742
United States Treasury Note/Bond	1.625%	7/31/20	1,115	1,114
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,346
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,300
United States Treasury Note/Bond	1.375%	8/31/20	14,177	14,022
United States Treasury Note/Bond	1.375%	10/31/20	44,079	43,507
United States Treasury Note/Bond	1.750%	10/31/20	32,911	32,957
United States Treasury Note/Bond	2.625%	11/15/20	56,233	58,087
United States Treasury Note/Bond	1.625%	11/30/20	22,750	22,643
United States Treasury Note/Bond	2.000%	11/30/20	19,950	20,146
United States Treasury Note/Bond	1.750%	12/31/20	10,644	10,636
United States Treasury Note/Bond	2.375%	12/31/20	22,442	22,975
United States Treasury Note/Bond	1.375%	1/31/21	27,457	27,006
United States Treasury Note/Bond	2.125%	1/31/21	19,996	20,252
United States Treasury Note/Bond	3.625%	2/15/21	12,358	13,256
United States Treasury Note/Bond	7.875%	2/15/21	400	496
United States Treasury Note/Bond	1.125%	2/28/21	19,237	18,708
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,363
United States Treasury Note/Bond	1.250%	3/31/21	52,060	50,815
United States Treasury Note/Bond	2.250%	3/31/21	12,000	12,212
United States Treasury Note/Bond	1.375%	4/30/21	1,039	1,019
United States Treasury Note/Bond	2.250%	4/30/21	12,075	12,281
United States Treasury Note/Bond	3.125%	5/15/21	29,512	31,075
United States Treasury Note/Bond	1.375%	5/31/21	18,030	17,661
United States Treasury Note/Bond	2.000%	5/31/21	27,003	27,151
United States Treasury Note/Bond	1.125%	6/30/21	51,329	49,653
United States Treasury Note/Bond	2.125%	6/30/21	38,700	39,087
United States Treasury Note/Bond	1.125%	7/31/21	29,345	28,346
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,891
United States Treasury Note/Bond	2.125%	8/15/21	23,005	23,203
United States Treasury Note/Bond	1.125%	8/31/21	16,257	15,698
United States Treasury Note/Bond	2.000%	8/31/21	6,175	6,194
United States Treasury Note/Bond	1.125%	9/30/21	21,860	21,074
United States Treasury Note/Bond	2.125%	9/30/21	17,325	17,463
United States Treasury Note/Bond	1.250%	10/31/21	43,150	41,815
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,549
United States Treasury Note/Bond	2.000%	11/15/21	54,050	54,152
United States Treasury Note/Bond	8.000%	11/15/21	10,770	13,781
United States Treasury Note/Bond	1.750%	11/30/21	53,980	53,542
United States Treasury Note/Bond	1.875%	11/30/21	15,600	15,542
United States Treasury Note/Bond	2.000%	12/31/21	15,000	15,042
United States Treasury Note/Bond	2.125%	12/31/21	22,700	22,874
United States Treasury Note/Bond	1.500%	1/31/22	8,475	8,276
United States Treasury Note/Bond	2.000%	2/15/22	6,453	6,457
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,280
United States Treasury Note/Bond	1.750%	3/31/22	17,879	17,628
United States Treasury Note/Bond	1.750%	4/30/22	10,100	9,952
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,316
United States Treasury Note/Bond	1.875%	5/31/22	18,550	18,385

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,609
United States Treasury Note/Bond	2.000%	7/31/22	13,095	13,034
United States Treasury Note/Bond	1.625%	8/15/22	11,985	11,680
United States Treasury Note/Bond	1.875%	8/31/22	10,439	10,309
United States Treasury Note/Bond	1.750%	9/30/22	14,600	14,310
United States Treasury Note/Bond	1.875%	10/31/22	18,380	18,119
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,067
United States Treasury Note/Bond	2.000%	11/30/22	5,080	5,042
United States Treasury Note/Bond	2.125%	12/31/22	23,429	23,392
United States Treasury Note/Bond	1.750%	1/31/23	27,583	26,928
United States Treasury Note/Bond	2.000%	2/15/23	14,085	13,957
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,415
United States Treasury Note/Bond	1.500%	2/28/23	29,080	27,939
United States Treasury Note/Bond	1.500%	3/31/23	28,225	27,096
United States Treasury Note/Bond	1.625%	4/30/23	4,285	4,140
United States Treasury Note/Bond	1.750%	5/15/23	36,043	35,063
United States Treasury Note/Bond	1.625%	5/31/23	23,885	23,053
United States Treasury Note/Bond	1.375%	6/30/23	25,610	24,302
United States Treasury Note/Bond	1.250%	7/31/23	26,360	24,787
United States Treasury Note/Bond	2.500%	8/15/23	34,410	34,985
United States Treasury Note/Bond	6.250%	8/15/23	16,980	21,201
United States Treasury Note/Bond	1.375%	8/31/23	22,170	20,985
United States Treasury Note/Bond	1.375%	9/30/23	20,410	19,307
United States Treasury Note/Bond	1.625%	10/31/23	58,585	56,297
United States Treasury Note/Bond	2.750%	11/15/23	26,256	27,089
United States Treasury Note/Bond	2.125%	11/30/23	54,445	54,028
United States Treasury Note/Bond	2.250%	12/31/23	15,000	14,991
United States Treasury Note/Bond	2.750%	2/15/24	10,774	11,117
United States Treasury Note/Bond	2.500%	5/15/24	65,279	66,187
United States Treasury Note/Bond	2.375%	8/15/24	33,710	33,831
United States Treasury Note/Bond	2.250%	11/15/24	36,046	35,787
United States Treasury Note/Bond	7.500%	11/15/24	675	928
United States Treasury Note/Bond	2.000%	2/15/25	61,048	59,350
United States Treasury Note/Bond	2.125%	5/15/25	41,761	40,893
United States Treasury Note/Bond	2.000%	8/15/25	23,772	22,995
United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,571
United States Treasury Note/Bond	2.250%	11/15/25	30,347	29,920
United States Treasury Note/Bond	1.625%	2/15/26	16,105	15,025
United States Treasury Note/Bond	6.000%	2/15/26	4,345	5,610
United States Treasury Note/Bond	1.625%	5/15/26	50,448	46,980
United States Treasury Note/Bond	1.500%	8/15/26	71,545	65,709
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,232
United States Treasury Note/Bond	2.000%	11/15/26	49,950	47,991
United States Treasury Note/Bond	6.500%	11/15/26	5,910	7,992
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,389
United States Treasury Note/Bond	5.500%	8/15/28	15,445	19,965
United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,552
United States Treasury Note/Bond	5.250%	2/15/29	11,313	14,438
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,098
United States Treasury Note/Bond	6.250%	5/15/30	9,570	13,515
United States Treasury Note/Bond	5.375%	2/15/31	18,200	24,197
United States Treasury Note/Bond	4.500%	2/15/36	21,000	26,535
United States Treasury Note/Bond	4.750%	2/15/37	11,925	15,493
United States Treasury Note/Bond	5.000%	5/15/37	4,403	5,903
United States Treasury Note/Bond	4.375%	2/15/38	20,742	25,733
United States Treasury Note/Bond	4.500%	5/15/38	8,000	10,086
United States Treasury Note/Bond	3.500%	2/15/39	14,301	15,610
United States Treasury Note/Bond	4.250%	5/15/39	8,883	10,768
United States Treasury Note/Bond	4.500%	8/15/39	8,684	10,889
United States Treasury Note/Bond	4.375%	11/15/39	11,686	14,401
United States Treasury Note/Bond	4.625%	2/15/40	13,760	17,557
United States Treasury Note/Bond	4.375%	5/15/40	5,950	7,338
United States Treasury Note/Bond	3.875%	8/15/40	11,185	12,823
United States Treasury Note/Bond	4.250%	11/15/40	10,317	12,503

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.750%	2/15/41	15,588	20,289
United States Treasury Note/Bond	4.375%	5/15/41	12,450	15,382
United States Treasury Note/Bond	3.750%	8/15/41	9,000	10,122
United States Treasury Note/Bond	3.125%	11/15/41	13,128	13,302
United States Treasury Note/Bond	3.125%	2/15/42	7,773	7,876
United States Treasury Note/Bond	3.000%	5/15/42	6,425	6,361
United States Treasury Note/Bond	2.750%	8/15/42	23,725	22,372
United States Treasury Note/Bond	2.750%	11/15/42	73,183	68,975
United States Treasury Note/Bond	3.125%	2/15/43	1,942	1,964
United States Treasury Note/Bond	2.875%	5/15/43	28,760	27,731
United States Treasury Note/Bond	3.625%	8/15/43	36,486	40,397
United States Treasury Note/Bond	3.750%	11/15/43	23,554	26,664
United States Treasury Note/Bond	3.625%	2/15/44	29,063	32,160
United States Treasury Note/Bond	3.375%	5/15/44	11,816	12,512
United States Treasury Note/Bond	3.125%	8/15/44	13,001	13,133
United States Treasury Note/Bond	3.000%	11/15/44	16,069	15,843
United States Treasury Note/Bond	2.500%	2/15/45	36,593	32,533
United States Treasury Note/Bond	3.000%	5/15/45	20,139	19,831
United States Treasury Note/Bond	2.875%	8/15/45	27,867	26,765
United States Treasury Note/Bond	3.000%	11/15/45	5,078	4,999
United States Treasury Note/Bond	2.500%	2/15/46	39,339	34,895
United States Treasury Note/Bond	2.500%	5/15/46	51,805	45,953
United States Treasury Note/Bond	2.250%	8/15/46	30,445	25,550
United States Treasury Note/Bond	2.875%	11/15/46	22,050	21,244
				4,933,818
Agency Bonds and Notes (0.9%)
4 AID-Israel	5.500%	12/4/23	375	446
4 AID-Israel	5.500%	4/26/24	1,400	1,677
4 AID-Jordan	1.945%	6/23/19	600	605
4 AID-Jordan	2.503%	10/30/20	750	765
4 AID-Jordan	2.578%	6/30/22	320	324
4 AID-Tunisia	2.452%	7/24/21	250	253
4 AID-Tunisia	1.416%	8/5/21	200	192
4 AID-Ukraine	1.844%	5/16/19	350	351
4 AID-Ukraine	1.847%	5/29/20	700	694
4 AID-Ukraine	1.471%	9/29/21	675	655
2 Federal Farm Credit Banks	1.110%	2/20/18	425	426
2 Federal Farm Credit Banks	0.750%	4/18/18	1,500	1,494
2 Federal Farm Credit Banks	1.100%	6/1/18	400	400
2 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,305
2 Federal Farm Credit Banks	3.500%	12/20/23	500	534
2 Federal Home Loan Banks	1.375%	3/9/18	2,200	2,210
2 Federal Home Loan Banks	0.875%	3/19/18	3,550	3,545
2 Federal Home Loan Banks	1.125%	4/25/18	2,000	2,002
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,663
2 Federal Home Loan Banks	0.875%	6/29/18	3,950	3,935
2 Federal Home Loan Banks	0.625%	8/7/18	2,000	1,983
2 Federal Home Loan Banks	5.375%	8/15/18	225	240
2 Federal Home Loan Banks	0.875%	10/1/18	6,000	5,967
2 Federal Home Loan Banks	1.250%	1/16/19	5,000	4,998
2 Federal Home Loan Banks	1.125%	6/21/19	4,300	4,272
2 Federal Home Loan Banks	0.875%	8/5/19	2,000	1,971
2 Federal Home Loan Banks	1.000%	9/26/19	4,000	3,951
2 Federal Home Loan Banks	1.375%	11/15/19	1,575	1,569
2 Federal Home Loan Banks	1.875%	3/13/20	500	504
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,237
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,930
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,130
2 Federal Home Loan Banks	1.375%	2/18/21	1,600	1,568
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,847
2 Federal Home Loan Banks	1.125%	7/14/21	3,000	2,892
2 Federal Home Loan Banks	1.875%	11/29/21	6,000	5,957
2 Federal Home Loan Banks	2.125%	3/10/23	3,155	3,129
2 Federal Home Loan Banks	2.875%	6/14/24	2,000	2,047

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Banks	5.375%	8/15/24	815	973
2 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,629
5 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,796
5 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	3,629	3,625
5 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	6,000	5,977
5 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	2,866
5 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	10,000	9,944
5 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,712
5 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	5,000	4,975
5 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,926
5 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	2,837	2,798
5 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,163	1,157
5 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,904
5 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,884
5 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	8,000	7,693
5 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,840
5 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	373
5 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,040
5 Federal National Mortgage Assn.	0.875%	2/8/18	4,290	4,287
5 Federal National Mortgage Assn.	0.875%	3/28/18	2,000	1,997
5 Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,485
5 Federal National Mortgage Assn.	1.125%	7/20/18	3,000	2,999
5 Federal National Mortgage Assn.	1.875%	9/18/18	9,997	10,115
5 Federal National Mortgage Assn.	1.125%	10/19/18	3,000	2,996
5 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,403
5 Federal National Mortgage Assn.	1.125%	12/14/18	4,119	4,110
5 Federal National Mortgage Assn.	1.375%	1/28/19	2,000	2,004
5 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,049
5 Federal National Mortgage Assn.	1.000%	2/26/19	1,875	1,863
5 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,034
5 Federal National Mortgage Assn.	0.875%	8/2/19	2,000	1,971
5 Federal National Mortgage Assn.	1.000%	8/28/19	6,350	6,276
5 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,055
5 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	1,057
5 Federal National Mortgage Assn.	1.000%	10/24/19	2,500	2,466
5 Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,812
5 Federal National Mortgage Assn.	1.625%	1/21/20	2,000	2,004
5 Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,977
5 Federal National Mortgage Assn.	1.500%	11/30/20	4,000	3,955
5 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,004
5 Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,862
5 Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,934
5 Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,915
5 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,015
5 Federal National Mortgage Assn.	2.125%	4/24/26	2,100	1,981
5 Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,664
5 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,011
5 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,930
5 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,763
5 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,676
2 Financing Corp.	9.800%	4/6/18	500	553
2 Financing Corp.	9.650%	11/2/18	475	546
Private Export Funding Corp.	1.875%	7/15/18	300	302
Private Export Funding Corp.	4.375%	3/15/19	350	372
Private Export Funding Corp.	1.450%	8/15/19	350	349
Private Export Funding Corp.	2.250%	3/15/20	650	659
Private Export Funding Corp.	2.300%	9/15/20	175	177
Private Export Funding Corp.	4.300%	12/15/21	175	192
Private Export Funding Corp.	2.800%	5/15/22	200	205
Private Export Funding Corp.	2.050%	11/15/22	4,175	4,100
Private Export Funding Corp.	3.550%	1/15/24	725	769
Private Export Funding Corp.	2.450%	7/15/24	525	517
Private Export Funding Corp.	3.250%	6/15/25	175	181
2 Tennessee Valley Authority	4.500%	4/1/18	655	682

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Tennessee Valley Authority	1.750%	10/15/18	600	606
2	Tennessee Valley Authority	3.875%	2/15/21	905	976
2	Tennessee Valley Authority	1.875%	8/15/22	425	416
2	Tennessee Valley Authority	2.875%	9/15/24	954	971
2	Tennessee Valley Authority	6.750%	11/1/25	3,520	4,601
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,822
2	Tennessee Valley Authority	4.650%	6/15/35	500	583
2	Tennessee Valley Authority	5.880%	4/1/36	285	371
2	Tennessee Valley Authority	5.500%	6/15/38	225	286
2	Tennessee Valley Authority	5.250%	9/15/39	425	528
2	Tennessee Valley Authority	3.500%	12/15/42	950	924
2	Tennessee Valley Authority	5.375%	4/1/56	580	725
2	Tennessee Valley Authority	4.625%	9/15/60	519	572
2	Tennessee Valley Authority	4.250%	9/15/65	700	713
					274,148
Conventional Mortgage-Backed Securities (8.3%)
5,6	Fannie Mae Pool	2.000%	10/1/28–8/1/31	3,615	3,535
5,6,7	Fannie Mae Pool	2.500%	3/1/27–10/1/46	92,492	92,798
5,6,7	Fannie Mae Pool	3.000%	1/1/26–1/1/47	286,269	287,626
5,6,7	Fannie Mae Pool	3.500%	9/1/25–1/1/47	279,607	288,067
5,6,7	Fannie Mae Pool	4.000%	7/1/18–1/1/47	176,567	186,374
5,6,7	Fannie Mae Pool	4.500%	1/1/18–1/1/47	82,473	88,860
5,6,7	Fannie Mae Pool	5.000%	3/1/17–1/1/47	42,395	46,149
5,6	Fannie Mae Pool	5.500%	8/1/17–4/1/40	33,765	37,595
5,6	Fannie Mae Pool	6.000%	1/1/17–5/1/41	24,358	27,656
5,6	Fannie Mae Pool	6.500%	3/1/17–10/1/39	6,780	7,676
5,6	Fannie Mae Pool	7.000%	12/1/22–11/1/37	2,605	3,022
5,6	Fannie Mae Pool	7.500%	11/1/22–12/1/32	209	235
5,6	Fannie Mae Pool	8.000%	12/1/22–10/1/30	48	51
5,6	Fannie Mae Pool	8.500%	11/1/18–7/1/30	31	38
5,6	Fannie Mae Pool	9.000%	7/1/22–6/1/26	10	11
5,6	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	2
5,6	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	2,387	2,339
5,6,7	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	65,258	65,430
5,6,7	Freddie Mac Gold Pool	3.000%	10/1/26–1/1/47	194,978	195,731
5,6,7	Freddie Mac Gold Pool	3.500%	9/1/25–1/1/47	176,862	181,936
5,6,7	Freddie Mac Gold Pool	4.000%	7/1/18–1/1/47	106,126	111,691
5,6,7	Freddie Mac Gold Pool	4.500%	1/1/18–1/1/47	48,517	52,068
5,6	Freddie Mac Gold Pool	5.000%	4/1/17–10/1/41	25,037	27,165
5,6	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	19,316	21,443
5,6	Freddie Mac Gold Pool	6.000%	1/1/17–5/1/40	11,835	13,388
5,6	Freddie Mac Gold Pool	6.500%	5/1/17–3/1/39	3,077	3,462
5,6	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	851	991
5,6	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	136	156
5,6	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	96	111
5,6	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	16	19
5,6	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	9	9
6	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	13,735	13,949
6,7	Ginnie Mae I Pool	3.500%	11/15/25–1/1/47	14,498	15,140
6,7	Ginnie Mae I Pool	4.000%	10/15/24–1/1/47	22,052	23,471
6	Ginnie Mae I Pool	4.500%	8/15/18–1/15/42	23,149	25,186
6	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	14,820	16,268
6	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	7,533	8,450
6	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	5,300	6,009
6	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,518	1,688
6	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	621	710
6	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	198	217
6	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	123	141
6	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	19	21
6	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	17	20
6	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	1	2

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	4,986	4,960
6,7	Ginnie Mae II Pool	3.000%	2/20/27–1/1/47	186,444	189,327
6,7	Ginnie Mae II Pool	3.500%	9/20/25–1/1/47	254,742	265,366
6,7	Ginnie Mae II Pool	4.000%	9/20/25–1/1/47	115,147	122,574
6,7	Ginnie Mae II Pool	4.500%	11/20/35–1/1/47	48,741	52,621
6	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	24,240	26,340
6	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	7,653	8,461
6	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	3,466	3,901
6	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,068	1,222
6	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	184	219
					2,531,897
Nonconventional Mortgage-Backed Securities (0.1%)
5,6	Fannie Mae Pool	2.102%	3/1/43	627	632
5,6	Fannie Mae Pool	2.179%	6/1/42	985	1,022
5,6	Fannie Mae Pool	2.188%	6/1/43	483	489
5,6	Fannie Mae Pool	2.197%	10/1/42	287	291
5,6	Fannie Mae Pool	2.207%	9/1/42	337	350
5,6,8	Fannie Mae Pool	2.241%	4/1/37	55	57
5,6	Fannie Mae Pool	2.258%	7/1/43	644	645
5,6,8	Fannie Mae Pool	2.420%	5/1/42	624	648
5,6	Fannie Mae Pool	2.428%	5/1/43	1,165	1,176
5,6	Fannie Mae Pool	2.441%	9/1/43	78	79
5,6	Fannie Mae Pool	2.444%	10/1/42	480	487
5,6,8	Fannie Mae Pool	2.551%	12/1/41	207	213
5,6,8	Fannie Mae Pool	2.552%	9/1/37	173	184
5,6,8	Fannie Mae Pool	2.639%	2/1/36	84	85
5,6,8	Fannie Mae Pool	2.685%	12/1/40	67	70
5,6,8	Fannie Mae Pool	2.715%	8/1/37–12/1/43	978	1,001
5,6,8	Fannie Mae Pool	2.738%	12/1/40	180	189
5,6	Fannie Mae Pool	2.743%	1/1/42	333	343
5,6,8	Fannie Mae Pool	2.748%	1/1/37	180	193
5,6,8	Fannie Mae Pool	2.754%	2/1/41	62	62
5,6,8	Fannie Mae Pool	2.779%	1/1/40	119	124
5,6	Fannie Mae Pool	2.783%	3/1/42	442	454
5,6,8	Fannie Mae Pool	2.801%	1/1/35	159	170
5,6,8	Fannie Mae Pool	2.802%	7/1/42	185	199
5,6,8	Fannie Mae Pool	2.842%	5/1/42	112	117
5,6,8	Fannie Mae Pool	2.846%	5/1/40	51	53
5,6,8	Fannie Mae Pool	2.854%	8/1/35	153	163
5,6,8	Fannie Mae Pool	2.901%	3/1/41	194	204
5,6,8	Fannie Mae Pool	2.910%	9/1/40–12/1/40	146	153
5,6,8	Fannie Mae Pool	2.915%	6/1/36	5	5
5,6,8	Fannie Mae Pool	2.917%	1/1/42	178	187
5,6,8	Fannie Mae Pool	2.941%	9/1/43	545	548
5,6,8	Fannie Mae Pool	2.945%	7/1/39	20	21
5,6,8	Fannie Mae Pool	2.950%	7/1/37	27	28
5,6,8	Fannie Mae Pool	2.958%	2/1/42	850	902
5,6,8	Fannie Mae Pool	2.963%	8/1/40	61	64
5,6,8	Fannie Mae Pool	2.969%	3/1/41	151	161
5,6,8	Fannie Mae Pool	2.972%	3/1/42	249	267
5,6,8	Fannie Mae Pool	2.982%	9/1/34	56	59
5,6,8	Fannie Mae Pool	3.000%	5/1/41	124	131
5,6,8	Fannie Mae Pool	3.033%	12/1/33	41	43
5,6,8	Fannie Mae Pool	3.041%	5/1/40	28	29
5,6	Fannie Mae Pool	3.064%	2/1/41	166	174
5,6	Fannie Mae Pool	3.074%	2/1/41	59	62
5,6,8	Fannie Mae Pool	3.076%	7/1/36	28	28
5,6,8	Fannie Mae Pool	3.090%	8/1/39	37	40
5,6,8	Fannie Mae Pool	3.108%	11/1/34	77	82
5,6,8	Fannie Mae Pool	3.110%	11/1/36	202	214
5,6,8	Fannie Mae Pool	3.112%	10/1/40	103	109
5,6,8	Fannie Mae Pool	3.130%	10/1/39	53	55
5,6,8	Fannie Mae Pool	3.190%	2/1/42	195	208

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6,8	Fannie Mae Pool	3.195%	11/1/39	34	36
5,6,8	Fannie Mae Pool	3.222%	12/1/40	72	76
5,6,8	Fannie Mae Pool	3.285%	11/1/41	177	187
5,6,8	Fannie Mae Pool	3.286%	10/1/40	89	93
5,6,8	Fannie Mae Pool	3.289%	12/1/39	108	113
5,6,8	Fannie Mae Pool	3.290%	11/1/41	148	158
5,6,8	Fannie Mae Pool	3.301%	12/1/41	176	186
5,6,8	Fannie Mae Pool	3.310%	11/1/39	53	55
5,6,8	Fannie Mae Pool	3.315%	11/1/40	48	51
5,6	Fannie Mae Pool	3.345%	8/1/42	312	317
5,6,8	Fannie Mae Pool	3.435%	11/1/33	51	55
5,6	Fannie Mae Pool	3.583%	4/1/41	115	118
5,6	Fannie Mae Pool	3.587%	7/1/41	350	365
5,6	Fannie Mae Pool	3.612%	6/1/41	46	48
5,6	Fannie Mae Pool	3.760%	6/1/41	242	254
5,6,8	Fannie Mae Pool	3.768%	11/1/39	59	62
5,6,8	Fannie Mae Pool	3.780%	9/1/40	189	200
5,6,8	Fannie Mae Pool	3.796%	8/1/39	170	176
5,6,8	Fannie Mae Pool	4.429%	10/1/37	95	99
5,6	Fannie Mae Pool	5.188%	3/1/38	12	13
5,6	Fannie Mae Pool	5.541%	4/1/37	111	117
5,6	Fannie Mae Pool	5.860%	12/1/37	111	118
5,6,8	Freddie Mac Non Gold Pool	2.235%	10/1/37	5	5
5,6	Freddie Mac Non Gold Pool	2.353%	5/1/42	79	80
5,6,8	Freddie Mac Non Gold Pool	2.500%	1/1/38	30	32
5,6	Freddie Mac Non Gold Pool	2.543%	11/1/43	470	478
5,6,8	Freddie Mac Non Gold Pool	2.590%	7/1/35	84	89
5,6,8	Freddie Mac Non Gold Pool	2.602%	1/1/35	14	15
5,6,8	Freddie Mac Non Gold Pool	2.643%	12/1/40	175	181
5,6,8	Freddie Mac Non Gold Pool	2.652%	2/1/37	35	37
5,6	Freddie Mac Non Gold Pool	2.695%	2/1/42	96	100
5,6	Freddie Mac Non Gold Pool	2.740%	2/1/42	237	243
5,6,8	Freddie Mac Non Gold Pool	2.755%	12/1/40	62	64
5,6	Freddie Mac Non Gold Pool	2.762%	1/1/41	154	160
5,6,8	Freddie Mac Non Gold Pool	2.770%	1/1/37	135	142
5,6,8	Freddie Mac Non Gold Pool	2.797%	11/1/34	53	56
5,6,8	Freddie Mac Non Gold Pool	2.799%	3/1/37	15	15
5,6,8	Freddie Mac Non Gold Pool	2.813%	10/1/36	44	47
5,6,8	Freddie Mac Non Gold Pool	2.852%	5/1/36	42	44
5,6,8	Freddie Mac Non Gold Pool	2.875%	5/1/38	9	10
5,6	Freddie Mac Non Gold Pool	2.901%	12/1/41	274	286
5,6,8	Freddie Mac Non Gold Pool	2.967%	12/1/35	83	88
5,6,8	Freddie Mac Non Gold Pool	2.972%	2/1/36	47	49
5,6,8	Freddie Mac Non Gold Pool	2.984%	3/1/41	41	43
5,6,8	Freddie Mac Non Gold Pool	3.005%	5/1/40	39	41
5,6,8	Freddie Mac Non Gold Pool	3.022%	2/1/41	42	45
5,6,8	Freddie Mac Non Gold Pool	3.035%	2/1/41	130	138
5,6	Freddie Mac Non Gold Pool	3.051%	1/1/41	45	47
5,6,8	Freddie Mac Non Gold Pool	3.054%	12/1/36	53	57
5,6,8	Freddie Mac Non Gold Pool	3.074%	5/1/40	28	29
5,6,8	Freddie Mac Non Gold Pool	3.076%	10/1/37	44	46
5,6,8	Freddie Mac Non Gold Pool	3.130%	6/1/40–6/1/41	112	116
5,6,8	Freddie Mac Non Gold Pool	3.131%	6/1/40	52	54
5,6,8	Freddie Mac Non Gold Pool	3.212%	12/1/34	68	72
5,6,8	Freddie Mac Non Gold Pool	3.224%	12/1/36	44	46
5,6,8	Freddie Mac Non Gold Pool	3.363%	11/1/40	66	68
5,6,8	Freddie Mac Non Gold Pool	3.380%	11/1/40	30	31
5,6	Freddie Mac Non Gold Pool	3.428%	3/1/42	270	280
5,6	Freddie Mac Non Gold Pool	3.580%	6/1/40	85	90
5,6	Freddie Mac Non Gold Pool	3.696%	9/1/40	220	231
5,6	Freddie Mac Non Gold Pool	4.506%	9/1/37	181	187
5,6	Freddie Mac Non Gold Pool	5.233%	3/1/38	96	101
5,6	Freddie Mac Non Gold Pool	5.791%	5/1/37	173	180
6,8	Ginnie Mae II Pool	2.000%	10/20/38–3/20/43	2,456	2,536

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6,8	Ginnie Mae II Pool	2.125%	7/20/38–6/20/43	792	816
6,8	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	1,117	1,143
6,8	Ginnie Mae II Pool	2.625%	5/20/41	73	75
6,8	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	1,271	1,316
6,8	Ginnie Mae II Pool	3.500%	10/20/41–12/20/43	561	585
6,8	Ginnie Mae II Pool	4.000%	10/20/41	71	74

					26,835

Total U.S. Government and Agency Obligations (Cost $7,799,449)					7,766,698

Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
6	AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	110	113
6	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	80	80
6	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	90	90
6	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	150
6	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	237	238
6	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	150
6	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	178	178
6	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	125	125
6	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	125
6	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	325	326
6	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	175
6	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	425
6	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	550
6	American Express Credit Account Master Trust 2014-3	1.490%	4/15/20	625	626
6	American Express Credit Account Master Trust 2014-4	1.430%	6/15/20	325	326
6	AmeriCredit Automobile Receivables Trust 2014-1	0.900%	2/8/19	8	8
6	AmeriCredit Automobile Receivables Trust 2014-1	1.680%	7/8/19	50	50
6	AmeriCredit Automobile Receivables Trust 2014-2	0.940%	2/8/19	44	44
6	AmeriCredit Automobile Receivables Trust 2014-3	1.150%	6/10/19	117	117
6	AmeriCredit Automobile Receivables Trust 2015-2	1.270%	1/8/20	273	273
6	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	300	299
6	Banc of America Commercial Mortgage Trust 2006-2	5.667%	5/10/45	19	19
6	Banc of America Commercial Mortgage Trust 2008-1	6.235%	2/10/51	941	963
6	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.429%	9/15/48	175	182
6	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.705%	9/15/48	300	311
	Bank of Nova Scotia	2.125%	9/11/19	900	902
	Bank of Nova Scotia	1.850%	4/14/20	1,800	1,770
	Bank of Nova Scotia	1.875%	4/26/21	600	585
6	Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	300
6	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	520
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	903	922
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.471%	1/12/45	151	152
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	335	336
6	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	1,082	1,098
6	BMW Vehicle Lease Trust 2015-1	1.240%	12/20/17	291	291
6	BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	400	400
6	BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	125	125
6	BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	155	155
6	BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	250
6	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	125
6	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	95
6	Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	11	11
6	Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
6	Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	100
6	Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	800	801
6	Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	151
6	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	425	426

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	225	226
6 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	226
6 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	325	325
6 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	200	200
6 Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	225	223
6 Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	550	567
6 Capital One Multi-Asset Execution Trust 2014-A2	1.260%	1/15/20	150	150
6 Capital One Multi-Asset Execution Trust 2014-A5	1.480%	7/15/20	525	526
6 Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	875	876
6 Capital One Multi-asset Execution Trust 2015-A5	1.600%	5/17/21	400	400
6 Capital One Multi-asset Execution Trust 2015-A8	2.050%	8/15/23	600	599
6 Capital One Multi-Asset Execution Trust 2016-A3	1.340%	4/15/22	575	568
6 Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	775	765
6 Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	650	649
6 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	71	71
6 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	11	11
6 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
6 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	120
6 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	143	143
6 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	125	125
6 Carmax Auto Owner Trust 2015-2	1.370%	3/16/20	250	250
6 Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	100	100
6 Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	100	100
6 Carmax Auto Owner Trust 2015-4	1.830%	6/15/21	150	150
6 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	325	323
6 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	113
6 CD 2007-CD5 Commercial Mortgage Trust	5.886%	11/15/44	1,215	1,232
6 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	599
6 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	615
6 CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.170%	8/1/19	32	33
6 CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	81	86
6 CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	813
6 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	441
6 CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	544
6 CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	399
6 CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	950	934
6 Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	596
6 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,291
6 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,049
6 Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,450
6 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	920
6 Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,076
6 Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	801
6 Chase Issuance Trust 2015-A2	1.590%	2/18/20	1,830	1,834
6 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	597
6 Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,224
6 Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	767
6 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	686
6 Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	765
6 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	567
6 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,092
6 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,411
6 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	876
6 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	762
6 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,118
6 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,255
6 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	769
6 Citigroup Commercial Mortgage Trust 2007-C6	5.711%	12/10/49	1,141	1,151
6 Citigroup Commercial Mortgage Trust 2008-C7	6.136%	12/10/49	1,099	1,122
6 Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	614
6 Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	102
6 Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	102
6 Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	225	231
6 Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	245

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	383
6	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	75	79
6	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	294
6	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	108
6	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	111
6	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	129	131
6	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	75	78
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	133
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	134
6	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	210
6	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	157
6	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	311
6	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	670
6	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	797
6	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	328
6	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	150	152
6	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	649
6	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	316
6	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	364
6	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	443
6	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	225	225
6	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	425	416
6	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	800	820
6	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	250	242
6	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.484%	4/15/47	692	694
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	148
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	197
6,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	232
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	353
6	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	172
6	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	204
6	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	211
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	275
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	355
6	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	216
6	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	128
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	132
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	184
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	133
6	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	79
6	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	54
6	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	77
6	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	53
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	450	485
6	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	160
6	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	186
6	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	153
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	233
6	COMM 2013-CCRE9 Mortgage Trust	4.232%	7/10/45	365	395
6	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	234
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	248
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	280
6	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	155
6	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	359
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	296
6	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	348
6	COMM 2014-CCRE14 Mortgage Trust	4.602%	2/10/47	175	189
6	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	333
6	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	119
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	223
6	COMM 2014-CCRE15 Mortgage Trust	4.711%	2/10/47	105	114
6	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	225	230
6	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	105
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	175	185

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	105
6	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	183
6	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	131
6	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	157
6	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	680
6	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	155
6	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	328
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	642
6	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	128
6	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	345
6	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	436
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	184
6	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	91
6	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	82
6	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	212
6	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	59
	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	39
6	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	127
6	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	364
6	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	232
6	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	169
6	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	520
6	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	434
6	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	440
6	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	822
6	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	230
6	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	200	204
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	581
6	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	201
6	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	258
6	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	383
6	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	178
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	443
6	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	873
6	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	412
6	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	411
6	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	77
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	427
6	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	203
6	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	622
6	Comm 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	518
6	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	410
6	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	205
6	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	182
6	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	244	243
6	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	561
6	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	233
6	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	335
6	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	440
6	CSAIL 2015-C3 Commercial Mortgage Trust	4.110%	8/15/48	200	205
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	206
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	325	337
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	800
6	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	302
6	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	325	316
6	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	886
6	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	1,350	1,351
6	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,177
6	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,046
6	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	823
6	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	825
6	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,200	1,199
5,6	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	144	153
5,6	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	600	632

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,250	1,313
5,6	Fannie Mae-Aces 2012-M9	1.553%	4/25/22	94	93
5,6	Fannie Mae-Aces 2013-M12	2.399%	3/25/23	983	967
5,6	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	74	74
5,6	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	442
5,6	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	1,284	1,302
5,6	Fannie Mae-Aces 2014-M1	3.251%	7/25/23	1,675	1,721
5,6	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	825	828
5,6	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,250	1,253
5,6	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	122	123
5,6	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	160	162
5,6	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	482
5,6	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	441	447
5,6	Fannie Mae-Aces 2014-M3	3.472%	1/25/24	600	619
5,6	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	650
5,6	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,175	1,195
5,6	Fannie Mae-Aces 2014-M7	3.248%	6/25/24	1,258	1,306
5,6	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	184	185
5,6	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	655
5,6	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	196	196
5,6	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	777
5,6	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	294	295
5,6	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,054
5,6	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	351
5,6	Fannie Mae-Aces 2015-M12	2.792%	5/25/25	850	833
5,6	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,024
5,6	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	765	741
5,6	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	389
5,6	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	500	499
5,6	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	225	225
5,6	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	735
5,6	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	386	386
5,6	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	425	423
5,6	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	865
5,6	Fannie Mae-Aces 2016-M12	2.449%	9/25/26	950	921
5,6	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	710
5,6	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	392
5,6	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	388
5,6	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	769
5,6	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	577
5,6	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	194
5,6	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	289
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	319	326
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	374	383
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	306	307
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	606	611
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	685	693
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	1,775	1,881
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.184%	12/25/20	800	861
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	524	560
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,450	1,480
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	585	581
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	100	100

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	915	918
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	1,275	1,287
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	1,275	1,293
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,308
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	974	996
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,317
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	1,001	1,027
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	1,057	1,086
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,208	1,276
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,375	1,464
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	50	53
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	361	369
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,475	1,545
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	257	260
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	850	881
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	369	373
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	1,025	1,055
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	1,000	1,027
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	186	185
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	700	694
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	189	190
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	600	610
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	404	408
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	675	683
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	650	668
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	219	221
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	525	543
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	825	849
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	450	455
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	750	777
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	450	457
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	275	277

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	700	692
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	1,000	977
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	575	557
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	1,025	990
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	9/25/49	500	488
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	800	809
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	1,000	1,027
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	400	385
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	473	471
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	1,250	1,271
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	400	407
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	1,739	1,769
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K704	2.412%	8/25/18	246	250
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	374	379
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	575	580
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	100	100
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	554	552
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	1,675	1,663
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	800	798
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	2,000	2,013
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	1,630	1,688
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,400	1,454
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	8/25/47	229	231
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	1,300	1,345
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	790	794
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	819
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	397	394
5,6	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	800	798
5,6	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	486
5,6	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	525	537
5,6	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	500	497
6	Fifth Third Auto Trust 2014-1	0.680%	4/16/18	6	6
6	Fifth Third Auto Trust 2014-1	1.140%	10/15/20	175	175

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Fifth Third Auto Trust 2014-2	0.890%	11/15/18	53	53
6 Fifth Third Auto Trust 2014-2	1.380%	12/15/20	100	100
6 Fifth Third Auto Trust 2015-1	1.420%	3/16/20	425	425
6 Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	306	306
6 Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	75	75
6 Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	300	300
6 Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	200	200
6 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	48	48
6 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	49	49
6 Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	16	16
6 Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	100
6 Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	38	38
6 Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
6 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	117	117
6 Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
6 Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	174	174
6 Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
6 Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	270	270
6 Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	100
6 Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	200	200
6 Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	100
6 Ford Credit Floorplan Master Owner Trust A Series
2014-1	1.200%	2/15/19	450	450
6 Ford Credit Floorplan Master Owner Trust A Series
2014-4	1.400%	8/15/19	850	851
6 Ford Credit Floorplan Master Owner Trust A Series
2016-1	1.760%	2/15/21	800	798
6 GM Financial Automobile Leasing Trust 2015-2	1.680%	12/20/18	400	401
6 GM Financial Automobile Leasing Trust 2015-2	1.850%	7/22/19	200	201
6 GM Financial Automobile Leasing Trust 2015-3	1.690%	3/20/19	200	200
6 GM Financial Automobile Leasing Trust 2015-3	1.810%	11/20/19	200	200
6 GM Financial Automobile Leasing Trust 2016-1	1.790%	3/20/20	425	424
6 GM Financial Automobile Leasing Trust 2016-2	1.620%	9/20/19	375	374
6 GM Financial Automobile Leasing Trust 2016-3	1.610%	12/20/19	275	274
6 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	153
6 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	782
6 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	458
6 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	327
6 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	249
6 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	93
6 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	278
6 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	119
6 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	194
6 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	141
6 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	730
6 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	215
6 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	106
6 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	135
6 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	875
6 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	291
6 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	182
6 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	157
6 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	499
6 GS Mortgage Securities Trust 2014-GC24	4.507%	9/10/47	125	132
6 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	128
6 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	258
6 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	832
6 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	129
6 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	131
6 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	507
6 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	305
6 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	455
6 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	439
6 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	183

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	408
6 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	406
6 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	297
6 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	751
6 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	279
6 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	203
6 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	131	131
6 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	18	18
6 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	135
6 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	54	54
6 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
6 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	145	145
6 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	257	257
6 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	100	100
6 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	400	399
6 Huntington Auto Trust 2015-1	1.240%	9/16/19	351	350
6 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	43	43
6 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	57	57
6 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	277	277
6 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	32	32
6 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	118	117
6 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
6 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
6 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	150	150
6 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	100
6 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	325	322
6 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	245
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.925%	4/17/45	15	15
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.794%	2/12/51	958	973
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP12	5.882%	2/15/51	1,393	1,407
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C6	3.507%	5/15/45	550	574
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C8	2.829%	10/15/45	1,735	1,757
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-CIBX	3.483%	6/15/45	433	448
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C10	3.142%	12/15/47	146	147
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C10	3.372%	12/15/47	109	110
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	3.674%	12/15/46	150	157
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	3.881%	12/15/46	200	210
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.166%	12/15/46	300	322
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.517%	12/15/46	150	161
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.910%	12/15/46	150	164
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-LC11	2.960%	4/15/46	673	672
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2014-C20	2.872%	7/15/47	175	179
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2014-C20	3.805%	7/15/47	75	79
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP3	2.870%	8/15/49	975	944
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP4	3.648%	12/15/49	400	408

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP4	3.870%	12/15/49	325	332
6 JPMBB Commercial Mortgage Securities Trust 2013-
C12	3.664%	7/15/45	122	127
6 JPMBB Commercial Mortgage Securities Trust 2013-
C12	4.025%	7/15/45	81	85
6 JPMBB Commercial Mortgage Securities Trust 2013-
C14	3.761%	8/15/46	240	253
6 JPMBB Commercial Mortgage Securities Trust 2013-
C14	4.133%	8/15/46	790	845
6 JPMBB Commercial Mortgage Securities Trust 2013-
C14	4.409%	8/15/46	220	236
6 JPMBB Commercial Mortgage Securities Trust 2013-
C15	2.977%	11/15/45	507	517
6 JPMBB Commercial Mortgage Securities Trust 2013-
C15	3.659%	11/15/45	65	68
6 JPMBB Commercial Mortgage Securities Trust 2013-
C15	4.131%	11/15/45	435	465
6 JPMBB Commercial Mortgage Securities Trust 2013-
C15	4.420%	11/15/45	275	293
6 JPMBB Commercial Mortgage Securities Trust 2013-
C17	3.003%	1/15/47	250	255
6 JPMBB Commercial Mortgage Securities Trust 2013-
C17	3.705%	1/15/47	188	198
6 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.199%	1/15/47	625	671
6 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.458%	1/15/47	125	134
6 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.887%	1/15/47	188	204
6 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.079%	2/15/47	474	506
6 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.439%	2/15/47	93	99
6 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.814%	2/15/47	113	123
6 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.046%	4/15/47	175	179
6 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.669%	4/15/47	225	234
6 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.996%	4/15/47	225	239
6 JPMBB Commercial Mortgage Securities Trust 2014-
C19	4.243%	4/15/47	175	184
6 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.428%	8/15/47	109	113
6 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.775%	8/15/47	100	105
6 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.996%	8/15/47	75	78
6 JPMBB Commercial Mortgage Securities Trust 2014-
C22	3.801%	9/15/47	650	676
6 JPMBB Commercial Mortgage Securities Trust 2014-
C22	4.110%	9/15/47	175	181
6 JPMBB Commercial Mortgage Securities Trust 2014-
C23	3.934%	9/15/47	319	337
6 JPMBB Commercial Mortgage Securities Trust 2014-
C23	4.202%	9/15/47	188	197
6 JPMBB Commercial Mortgage Securities Trust 2014-
C24	2.940%	11/15/47	200	205
6 JPMBB Commercial Mortgage Securities Trust 2014-
C24	3.638%	11/15/47	150	155
6 JPMBB Commercial Mortgage Securities Trust 2014-
C24	3.914%	11/15/47	300	309

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 JPMBB Commercial Mortgage Securities Trust 2014-
C25	3.672%	11/15/47	750	778
6 JPMBB Commercial Mortgage Securities Trust 2014-
C25	4.065%	11/15/47	200	208
6 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.018%	1/15/48	400	410
6 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.494%	1/15/48	600	615
6 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.800%	1/15/48	200	205
6 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.951%	1/15/48	200	204
6 JPMBB Commercial Mortgage Securities Trust 2015-
C27	2.734%	2/15/48	325	330
6 JPMBB Commercial Mortgage Securities Trust 2015-
C27	3.017%	2/15/48	409	416
6 JPMBB Commercial Mortgage Securities Trust 2015-
C27	3.179%	2/15/48	218	218
6 JPMBB Commercial Mortgage Securities Trust 2015-
C28	2.773%	10/15/48	400	408
6 JPMBB Commercial Mortgage Securities Trust 2015-
C28	3.227%	10/15/48	500	500
6 JPMBB Commercial Mortgage Securities Trust 2015-
C28	3.532%	10/15/48	100	100
6 JPMBB Commercial Mortgage Securities Trust 2015-
C29	2.921%	5/15/48	400	407
6 JPMBB Commercial Mortgage Securities Trust 2015-
C29	3.304%	5/15/48	215	222
6 JPMBB Commercial Mortgage Securities Trust 2015-
C29	3.611%	5/15/48	350	359
6 JPMBB Commercial Mortgage Securities Trust 2015-
C30	3.559%	7/15/48	425	441
6 JPMBB Commercial Mortgage Securities Trust 2015-
C30	3.822%	7/15/48	425	441
6 JPMBB Commercial Mortgage Securities Trust 2015-
C30	4.226%	7/15/48	200	209
6 JPMBB Commercial Mortgage Securities Trust 2015-
C31	3.540%	8/15/48	203	211
6 JPMBB Commercial Mortgage Securities Trust 2015-
C31	3.801%	8/15/48	218	226
6 JPMBB Commercial Mortgage Securities Trust 2015-
C32	3.358%	11/15/48	425	437
6 JPMBB Commercial Mortgage Securities Trust 2015-
C32	3.598%	11/15/48	425	435
6 JPMBB Commercial Mortgage Securities Trust 2015-
C33	3.770%	12/15/48	300	311
6 JPMBB Commercial Mortgage Securities Trust 2016-
C1	3.316%	3/15/49	325	332
6 JPMCC Commercial Mortgage Securities Trust 2015-
JP1	3.914%	1/15/49	325	340
6 JPMDB Commercial Mortgage Securities Trust 2016-
C2	3.144%	6/15/49	300	298
6 JPMDB Commercial Mortgage Securities Trust 2016-
C2	3.484%	6/15/49	150	151
6 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	277	277
6 LB-UBS Commercial Mortgage Trust 2008-C1	6.113%	4/15/41	927	962
6 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	625	625
6 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	200	200
6 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	125	125
6 Mercedes-Benz Auto Receivables Trust 2014-1	0.870%	10/15/18	76	76
6 Mercedes-Benz Auto Receivables Trust 2014-1	1.310%	11/16/20	75	75
6 Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	250	250
6 Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	75	75
6 Merrill Lynch Mortgage Trust 2007-C1	5.826%	6/12/50	1,763	1,784

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Morgan Stanley Bank of America Merrill Lynch Trust
2012-C5	3.176%	8/15/45	175	181
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C10	4.084%	7/15/46	2,000	2,129
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C11	4.170%	8/15/46	240	256
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C11	4.370%	8/15/46	120	129
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12	3.001%	10/15/46	320	326
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12	4.259%	10/15/46	445	478
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	2.936%	11/15/46	150	153
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	4.039%	11/15/46	300	318
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	4.739%	11/15/46	150	164
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7	2.918%	2/15/46	179	181
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7	3.214%	2/15/46	36	36
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8	3.134%	12/15/48	225	229
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8	3.376%	12/15/48	100	103
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9	3.102%	5/15/46	150	152
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9	3.456%	5/15/46	125	127
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	2.916%	2/15/47	175	179
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	3.669%	2/15/47	394	411
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	4.064%	2/15/47	375	399
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	4.640%	2/15/47	150	162
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	2.849%	6/15/47	75	76
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	3.477%	6/15/47	75	78
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	3.892%	6/15/47	325	341
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	4.323%	6/15/47	125	133
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	3.194%	10/15/47	400	411
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	3.923%	10/15/47	100	105
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	4.443%	10/15/47	125	132
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.101%	12/15/47	400	410
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.326%	12/15/47	225	233
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.526%	12/15/47	275	281
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20	3.069%	2/15/48	200	201
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20	3.249%	2/15/48	725	726
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22	3.040%	4/15/48	425	432

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22	3.306%	4/15/48	325	327
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22	3.883%	4/15/48	200	198
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C23	2.982%	7/15/50	225	230
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C23	3.398%	7/15/50	150	155
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C23	3.719%	7/15/50	450	464
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C25	3.383%	10/15/48	475	486
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C25	3.635%	10/15/48	250	258
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C26	3.323%	10/15/48	275	285
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C26	3.531%	10/15/48	300	308
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27	3.557%	12/15/47	200	209
6 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27	3.753%	12/15/47	250	259
6 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C28	3.288%	1/15/49	300	306
6 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C28	3.544%	1/15/49	800	815
6 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C30	2.860%	9/15/49	800	769
6 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C31	3.102%	11/15/49	950	927
6 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C32	3.720%	12/15/49	800	818
6 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C32	3.994%	12/15/49	325	333
6 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	71	71
6 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	3	3
6 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,027	1,029
6 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,285	1,307
6 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	96	96
6 Morgan Stanley Capital I Trust 2007-TOP27	5.643%	6/11/42	1,080	1,093
6 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	670
6 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	233
6 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	313
6 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	394
6 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	309
6 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	767
6 Morgan Stanley Capital I Trust 2016-UB12	3.596%	12/15/49	825	839
9 National Australia Bank Ltd.	2.250%	3/16/21	625	620
6 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	37	37
6 Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	300	301
6 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	200	200
6 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	350	348
6 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	179	179
6 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	96	96
6 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	41	41
6 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	225
6 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	39	39
6 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	200
6 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	131	131
6 Nissan Auto Receivables 2015-A Owner Trust	1.050%	10/15/19	320	319
6 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	250	250
6 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	125
6 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	125	125
6 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	200	199

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	350	346
6 Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	275	269
6 Nissan Master Owner Trust Receivables Series 2016-A	1.540%	6/15/21	375	372
Royal Bank of Canada	2.200%	9/23/19	1,800	1,810
6 Royal Bank of Canada	2.000%	10/1/19	2,000	2,003
Royal Bank of Canada	2.100%	10/14/20	3,950	3,928
6 Royal Bank of Canada	1.875%	2/5/21	475	471
Royal Bank of Canada	2.300%	3/22/21	650	645
6 Synchrony Capital Credit Card Master Note Trust Series
2012-7	1.760%	9/15/22	409	406
6 Synchrony Credit Card Master Note Trust 2014-1	1.610%	11/15/20	250	251
6 Synchrony Credit Card Master Note Trust 2015-2	1.600%	4/15/21	225	225
6 Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	362	360
6 Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	550	543
6 TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.474%	8/15/39	25	25
9 Toronto-Dominion Bank	2.250%	3/15/21	2,000	1,988
6 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
6 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	25	25
6 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
6 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	625	625
6 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	401
6 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	400	400
6 Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	350	350
6 Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	200	199
6 Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	250	248
6 Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	300	298
6 Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	175	172
6 UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	295
6 UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	178
6 UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	76
6 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	57	57
6 Volkswagen Auto Loan Enhanced Trust 2013-2	0.700%	4/20/18	20	20
6 Volkswagen Auto Loan Enhanced Trust 2013-2	1.160%	3/20/20	75	75
6 Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/18	105	105
6 Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	225	225
6 Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	435	433
6 Volkswagen Auto Loan Enhanced Trust 2014-2	1.390%	5/20/21	200	199
6 Wachovia Bank Commercial Mortgage Trust Series
2005-C21	5.290%	10/15/44	4	4
6 Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	225	229
6 Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	125	127
6 Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	104
6 Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	300	313
6 Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	52
6 Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	250	256
6 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	307
6 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	406
6 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	205
6 Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	400	404
6 Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	199
6 Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	179
6 Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	1,025	1,030
6 Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	639
6 Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	122
6 Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	425	437
6 Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	644
6 Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	112	113
6 Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	825	823
6 Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	203
6 Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	175	181
6 Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	287
6 Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	240
6 Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	175	178
6 Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	125	126

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	175	175
6 Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	338
6 Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	208
6 Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	12/15/47	300	312
6 Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	525	501
6 Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	218	222
6 Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	475	486
6 Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	150	152
6 Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	325	318
6 Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	325	337
6 Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	350	345
6 Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	614	594
6 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	470
6 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	313
6 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	264
6 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	179
6 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	370
6 WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	255
6 WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	111
6 WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	53
6 WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	224
6 WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	45
6 WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	411
6 WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	206
6 WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	168
6 WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	696
6 WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	172
6 WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	290	296
6 WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	191
6 WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	196
6 WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	318
6 WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	102
6 WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	105
6 WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	107
6 WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	106
6 WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	108
6 WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	100	102
6 WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	209
6 WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,538
6 WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	53
6 WFRBS Commercial Mortgage Trust 2013-C18	4.664%	12/15/46	75	82
6 WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	250	255
6 WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	156
6 WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	187
6 WFRBS Commercial Mortgage Trust 2013-UBS1	4.627%	3/15/46	50	55
6 WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	52
6 WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	78
6 WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	186
6 WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	53
6 WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	100	102
6 WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	105
6 WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	132
6 WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	133
6 WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	440
6 WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	600	625
6 WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	105
6 WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	249	260
6 WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	132
6 WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	80
6 WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	120	122
6 WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	312
6 WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	769
6 WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	319
6 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	13	13

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
6 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	69	69
6 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	200
6 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	200	200
6 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	200
6 World Omni Automobile Lease Securitization Trust
2014-A	1.160%	9/15/17	83	83
6 World Omni Automobile Lease Securitization Trust
2014-A	1.370%	1/15/20	50	50
6 World Omni Automobile Lease Securitization Trust
2015-A	1.540%	10/15/18	225	225

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $306,995)				307,330

Corporate Bonds (11.1%)
Finance (3.5%)
Banking (2.4%)
American Express Co.	7.000%	3/19/18	2,200	2,339
American Express Co.	2.650%	12/2/22	800	787
American Express Co.	3.625%	12/5/24	750	753
American Express Co.	4.050%	12/3/42	121	117
American Express Credit Corp.	2.375%	3/24/17	825	827
American Express Credit Corp.	2.125%	7/27/18	550	553
American Express Credit Corp.	2.125%	3/18/19	2,200	2,205
American Express Credit Corp.	2.250%	8/15/19	300	301
American Express Credit Corp.	2.375%	5/26/20	1,485	1,487
American Express Credit Corp.	2.600%	9/14/20	650	655
American Express Credit Corp.	2.250%	5/5/21	735	726
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,644
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	800	802
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	301
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	250	246
Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	300	299
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	801
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,300	2,262
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	297
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	776
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	953
Bank of America Corp.	6.000%	9/1/17	376	387
Bank of America Corp.	5.750%	12/1/17	785	813
Bank of America Corp.	2.000%	1/11/18	2,650	2,655
Bank of America Corp.	6.875%	4/25/18	4,330	4,598
Bank of America Corp.	5.650%	5/1/18	4,450	4,671
Bank of America Corp.	2.600%	1/15/19	5,369	5,414
Bank of America Corp.	5.490%	3/15/19	200	212
Bank of America Corp.	2.650%	4/1/19	2,450	2,475
Bank of America Corp.	7.625%	6/1/19	1,124	1,262
Bank of America Corp.	2.250%	4/21/20	1,000	993
Bank of America Corp.	5.625%	7/1/20	1,460	1,605
Bank of America Corp.	2.625%	10/19/20	550	549
Bank of America Corp.	2.151%	11/9/20	500	493
Bank of America Corp.	5.875%	1/5/21	145	161
Bank of America Corp.	2.625%	4/19/21	2,500	2,478
Bank of America Corp.	5.000%	5/13/21	1,205	1,309
Bank of America Corp.	5.700%	1/24/22	500	561
Bank of America Corp.	2.503%	10/21/22	1,300	1,256
Bank of America Corp.	3.300%	1/11/23	5,400	5,403
Bank of America Corp.	4.100%	7/24/23	1,000	1,044
Bank of America Corp.	4.125%	1/22/24	1,400	1,449
Bank of America Corp.	4.000%	4/1/24	1,750	1,801
Bank of America Corp.	4.200%	8/26/24	1,500	1,525
Bank of America Corp.	4.000%	1/22/25	3,240	3,236
Bank of America Corp.	3.950%	4/21/25	1,500	1,486
Bank of America Corp.	3.875%	8/1/25	2,500	2,539

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	4.450%	3/3/26	725	745
Bank of America Corp.	4.250%	10/22/26	1,225	1,233
Bank of America Corp.	3.248%	10/21/27	1,000	953
Bank of America Corp.	4.183%	11/25/27	1,200	1,196
Bank of America Corp.	6.110%	1/29/37	910	1,062
Bank of America Corp.	7.750%	5/14/38	2,000	2,762
Bank of America Corp.	5.875%	2/7/42	1,150	1,388
Bank of America Corp.	5.000%	1/21/44	3,200	3,474
Bank of America Corp.	4.875%	4/1/44	550	595
Bank of America Corp.	4.750%	4/21/45	350	354
Bank of America NA	1.650%	3/26/18	2,375	2,375
Bank of America NA	1.750%	6/5/18	1,350	1,350
Bank of America NA	2.050%	12/7/18	1,000	1,005
Bank of America NA	6.000%	10/15/36	350	421
Bank of Montreal	1.450%	4/9/18	500	499
Bank of Montreal	1.400%	4/10/18	850	848
Bank of Montreal	1.800%	7/31/18	1,000	1,001
Bank of Montreal	1.350%	8/28/18	400	398
Bank of Montreal	2.375%	1/25/19	575	580
Bank of Montreal	1.500%	7/18/19	1,200	1,184
Bank of Montreal	2.100%	12/12/19	675	675
Bank of Montreal	1.900%	8/27/21	1,500	1,452
Bank of Montreal	2.550%	11/6/22	450	444
Bank of New York Mellon Corp.	1.969%	6/20/17	200	201
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,100
Bank of New York Mellon Corp.	2.100%	1/15/19	325	326
Bank of New York Mellon Corp.	2.200%	3/4/19	225	226
Bank of New York Mellon Corp.	5.450%	5/15/19	350	377
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,916
Bank of New York Mellon Corp.	4.600%	1/15/20	400	427
Bank of New York Mellon Corp.	2.600%	8/17/20	300	302
Bank of New York Mellon Corp.	2.450%	11/27/20	750	747
Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,953
Bank of New York Mellon Corp.	3.550%	9/23/21	625	652
Bank of New York Mellon Corp.	2.200%	8/16/23	825	785
Bank of New York Mellon Corp.	3.650%	2/4/24	150	154
Bank of New York Mellon Corp.	3.250%	9/11/24	600	602
Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,151
Bank of New York Mellon Corp.	2.450%	8/17/26	500	463
Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	944
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,620
Bank of Nova Scotia	1.700%	6/11/18	500	500
Bank of Nova Scotia	2.050%	10/30/18	450	452
Bank of Nova Scotia	1.950%	1/15/19	625	625
Bank of Nova Scotia	2.050%	6/5/19	550	550
Bank of Nova Scotia	1.650%	6/14/19	300	297
Bank of Nova Scotia	4.375%	1/13/21	105	112
Bank of Nova Scotia	2.450%	3/22/21	3,100	3,078
Bank of Nova Scotia	2.800%	7/21/21	1,375	1,383
Bank of Nova Scotia	4.500%	12/16/25	1,250	1,282
Barclays Bank plc	5.140%	10/14/20	105	111
Barclays plc	2.000%	3/16/18	350	350
Barclays plc	2.750%	11/8/19	475	473
Barclays plc	2.875%	6/8/20	750	744
Barclays plc	3.250%	1/12/21	1,000	1,000
Barclays plc	3.200%	8/10/21	850	841
Barclays plc	4.375%	9/11/24	950	935
Barclays plc	3.650%	3/16/25	3,000	2,903
Barclays plc	4.375%	1/12/26	1,200	1,216
Barclays plc	5.200%	5/12/26	1,300	1,323
Barclays plc	5.250%	8/17/45	950	1,020
BB&T Corp.	2.150%	3/22/17	450	451
BB&T Corp.	1.450%	1/12/18	550	549
BB&T Corp.	2.050%	6/19/18	350	352

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BB&T Corp.	2.250%	2/1/19	200	201
	BB&T Corp.	6.850%	4/30/19	2,125	2,351
	BB&T Corp.	2.050%	5/10/21	800	785
	Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,347
	Bear Stearns Cos. LLC	7.250%	2/1/18	2,085	2,205
	Bear Stearns Cos. LLC	4.650%	7/2/18	40	42
	BNP Paribas SA	2.700%	8/20/18	150	152
	BNP Paribas SA	2.400%	12/12/18	875	882
	BNP Paribas SA	2.450%	3/17/19	600	603
	BNP Paribas SA	2.375%	5/21/20	1,000	992
	BNP Paribas SA	5.000%	1/15/21	2,810	3,051
	BNP Paribas SA	3.250%	3/3/23	675	678
	BNP Paribas SA	4.250%	10/15/24	500	500
	BPCE SA	2.500%	12/10/18	650	656
	BPCE SA	2.500%	7/15/19	700	704
	BPCE SA	2.250%	1/27/20	675	669
	BPCE SA	2.650%	2/3/21	825	824
	BPCE SA	2.750%	12/2/21	500	496
	BPCE SA	4.000%	4/15/24	1,200	1,245
	BPCE SA	3.375%	12/2/26	250	246
	Branch Banking & Trust Co.	1.450%	5/10/19	650	643
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,638
	Branch Banking & Trust Co.	3.800%	10/30/26	400	411
	Canadian Imperial Bank of Commerce	1.600%	9/6/19	700	692
	Capital One Bank USA NA	1.300%	6/5/17	550	550
	Capital One Bank USA NA	2.150%	11/21/18	300	301
	Capital One Bank USA NA	2.300%	6/5/19	900	903
	Capital One Bank USA NA	8.800%	7/15/19	625	716
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,128
	Capital One Financial Corp.	2.450%	4/24/19	1,800	1,813
	Capital One Financial Corp.	4.750%	7/15/21	280	302
	Capital One Financial Corp.	3.500%	6/15/23	82	82
	Capital One Financial Corp.	3.750%	4/24/24	1,000	1,013
	Capital One Financial Corp.	4.200%	10/29/25	500	500
	Capital One Financial Corp.	3.750%	7/28/26	250	242
	Capital One NA	1.650%	2/5/18	2,000	1,996
	Capital One NA	1.500%	3/22/18	600	598
	Capital One NA	2.400%	9/5/19	350	351
	Capital One NA	1.850%	9/13/19	825	814
	Capital One NA	2.950%	7/23/21	510	512
	Capital One NA	2.250%	9/13/21	675	658
6,9	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,951
	Citigroup Inc.	1.800%	2/5/18	800	800
	Citigroup Inc.	1.700%	4/27/18	1,500	1,495
	Citigroup Inc.	6.125%	5/15/18	1,406	1,483
	Citigroup Inc.	2.150%	7/30/18	1,750	1,756
	Citigroup Inc.	2.500%	9/26/18	1,825	1,841
	Citigroup Inc.	2.050%	12/7/18	4,850	4,848
	Citigroup Inc.	2.550%	4/8/19	225	227
	Citigroup Inc.	2.050%	6/7/19	650	648
	Citigroup Inc.	2.500%	7/29/19	575	579
	Citigroup Inc.	2.400%	2/18/20	675	673
	Citigroup Inc.	5.375%	8/9/20	470	512
	Citigroup Inc.	2.700%	3/30/21	2,650	2,641
	Citigroup Inc.	2.350%	8/2/21	1,300	1,269
	Citigroup Inc.	2.900%	12/8/21	1,300	1,287
	Citigroup Inc.	4.050%	7/30/22	125	129
	Citigroup Inc.	3.500%	5/15/23	475	473
	Citigroup Inc.	3.875%	10/25/23	725	745
	Citigroup Inc.	3.750%	6/16/24	2,975	3,025
	Citigroup Inc.	4.000%	8/5/24	725	725
	Citigroup Inc.	3.875%	3/26/25	1,100	1,090
	Citigroup Inc.	3.300%	4/27/25	1,000	979
	Citigroup Inc.	4.400%	6/10/25	4,475	4,554

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	5.500%	9/13/25	1,000	1,098
Citigroup Inc.	3.700%	1/12/26	1,000	993
Citigroup Inc.	4.600%	3/9/26	975	1,003
Citigroup Inc.	3.400%	5/1/26	975	946
Citigroup Inc.	3.200%	10/21/26	1,300	1,236
Citigroup Inc.	4.300%	11/20/26	1,250	1,260
Citigroup Inc.	4.450%	9/29/27	2,275	2,314
Citigroup Inc.	6.625%	1/15/28	800	950
Citigroup Inc.	4.125%	7/25/28	975	958
Citigroup Inc.	6.000%	10/31/33	425	481
Citigroup Inc.	6.125%	8/25/36	1,149	1,333
Citigroup Inc.	8.125%	7/15/39	1,099	1,624
Citigroup Inc.	5.875%	1/30/42	1,100	1,298
Citigroup Inc.	5.300%	5/6/44	725	775
Citigroup Inc.	4.650%	7/30/45	1,000	1,052
Citizens Bank NA	1.600%	12/4/17	325	325
Citizens Bank NA	2.300%	12/3/18	500	502
Citizens Bank NA	2.500%	3/14/19	1,000	1,008
Citizens Bank NA	2.450%	12/4/19	325	326
Citizens Financial Group Inc.	4.300%	12/3/25	400	405
Comerica Bank	4.000%	7/27/25	200	198
Commonwealth Bank of Australia	1.900%	9/18/17	250	251
Commonwealth Bank of Australia	1.625%	3/12/18	2,225	2,223
Commonwealth Bank of Australia	2.500%	9/20/18	900	910
Commonwealth Bank of Australia	1.750%	11/2/18	650	649
Commonwealth Bank of Australia	2.250%	3/13/19	225	226
Commonwealth Bank of Australia	2.050%	3/15/19	475	474
Commonwealth Bank of Australia	2.300%	9/6/19	500	501
Commonwealth Bank of Australia	2.400%	11/2/20	650	645
Commonwealth Bank of Australia	2.550%	3/15/21	625	622
Compass Bank	1.850%	9/29/17	225	225
Compass Bank	2.750%	9/29/19	225	223
Cooperatieve Rabobank UA	1.700%	3/19/18	1,025	1,025
Cooperatieve Rabobank UA	2.250%	1/14/19	1,000	1,004
Cooperatieve Rabobank UA	2.250%	1/14/20	2,825	2,813
Cooperatieve Rabobank UA	4.500%	1/11/21	635	681
Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,772
Cooperatieve Rabobank UA	3.875%	2/8/22	1,225	1,291
Cooperatieve Rabobank UA	3.950%	11/9/22	1,975	2,021
Cooperatieve Rabobank UA	4.625%	12/1/23	1,675	1,761
Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,037
Cooperatieve Rabobank UA	4.375%	8/4/25	750	768
Cooperatieve Rabobank UA	3.750%	7/21/26	1,300	1,270
Cooperatieve Rabobank UA	5.250%	5/24/41	335	392
Cooperatieve Rabobank UA	5.750%	12/1/43	700	810
Cooperatieve Rabobank UA	5.250%	8/4/45	950	1,031
Credit Suisse AG	6.000%	2/15/18	975	1,013
Credit Suisse AG	1.700%	4/27/18	1,300	1,297
Credit Suisse AG	2.300%	5/28/19	3,450	3,459
Credit Suisse AG	5.300%	8/13/19	475	512
Credit Suisse AG	5.400%	1/14/20	200	214
Credit Suisse AG	3.000%	10/29/21	800	807
Credit Suisse AG	3.625%	9/9/24	1,825	1,838
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	800	797
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,630	2,657
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	2,000	2,015
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	1,185	1,174
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,464
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,347
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	972
Credit Suisse USA Inc.	7.125%	7/15/32	465	606
Deutsche Bank AG	6.000%	9/1/17	2,360	2,416
Deutsche Bank AG	1.875%	2/13/18	800	795
Deutsche Bank AG	2.500%	2/13/19	650	645

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Bank AG	2.850%	5/10/19	725	723
Deutsche Bank AG	2.950%	8/20/20	400	393
Deutsche Bank AG	3.125%	1/13/21	325	319
Deutsche Bank AG	3.375%	5/12/21	650	642
9 Deutsche Bank AG	4.250%	10/14/21	1,100	1,103
Deutsche Bank AG	3.700%	5/30/24	875	847
Deutsche Bank AG	4.100%	1/13/26	400	393
Discover Bank	2.000%	2/21/18	1,100	1,100
Discover Bank	2.600%	11/13/18	1,200	1,209
Discover Bank	7.000%	4/15/20	250	277
Discover Bank	3.200%	8/9/21	350	352
Discover Bank	4.250%	3/13/26	1,125	1,139
Discover Bank	3.450%	7/27/26	500	483
Discover Financial Services	3.850%	11/21/22	225	228
Discover Financial Services	3.950%	11/6/24	350	347
Discover Financial Services	3.750%	3/4/25	375	364
Fifth Third Bancorp	3.500%	3/15/22	825	846
Fifth Third Bancorp	4.300%	1/16/24	475	489
Fifth Third Bancorp	8.250%	3/1/38	710	995
Fifth Third Bank	2.150%	8/20/18	500	503
Fifth Third Bank	2.300%	3/15/19	500	502
Fifth Third Bank	2.375%	4/25/19	600	604
Fifth Third Bank	1.625%	9/27/19	500	494
Fifth Third Bank	2.250%	6/14/21	500	494
Fifth Third Bank	2.875%	10/1/21	1,435	1,448
Fifth Third Bank	3.850%	3/15/26	1,500	1,505
First Horizon National Corp.	3.500%	12/15/20	300	302
First Niagara Financial Group Inc.	6.750%	3/19/20	725	817
First Republic Bank	4.375%	8/1/46	200	182
FirstMerit Bank NA	4.270%	11/25/26	450	450
FirstMerit Corp.	4.350%	2/4/23	125	126
Goldman Sachs Capital I	6.345%	2/15/34	900	1,063
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,381
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,232
Goldman Sachs Group Inc.	6.150%	4/1/18	100	105
Goldman Sachs Group Inc.	2.900%	7/19/18	3,425	3,472
Goldman Sachs Group Inc.	2.625%	1/31/19	1,600	1,616
Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,238
Goldman Sachs Group Inc.	2.550%	10/23/19	4,250	4,276
Goldman Sachs Group Inc.	2.300%	12/13/19	1,350	1,348
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,418
Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,122
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,871
Goldman Sachs Group Inc.	2.750%	9/15/20	975	979
Goldman Sachs Group Inc.	2.625%	4/25/21	500	496
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,834
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,942
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,388
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,018
Goldman Sachs Group Inc.	4.000%	3/3/24	3,400	3,511
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,347
Goldman Sachs Group Inc.	3.500%	1/23/25	3,225	3,178
Goldman Sachs Group Inc.	3.750%	2/25/26	2,600	2,602
Goldman Sachs Group Inc.	3.500%	11/16/26	1,500	1,469
Goldman Sachs Group Inc.	5.950%	1/15/27	630	717
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,594
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,328
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,394
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,588
Goldman Sachs Group Inc.	4.800%	7/8/44	2,975	3,119
Goldman Sachs Group Inc.	5.150%	5/22/45	2,500	2,618
Goldman Sachs Group Inc.	4.750%	10/21/45	500	525
HSBC Bank USA NA	4.875%	8/24/20	950	1,007
HSBC Bank USA NA	5.875%	11/1/34	675	780

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Bank USA NA	5.625%	8/15/35	625	706
HSBC Bank USA NA	7.000%	1/15/39	300	395
HSBC Holdings plc	3.400%	3/8/21	1,651	1,677
HSBC Holdings plc	5.100%	4/5/21	3,560	3,852
HSBC Holdings plc	2.950%	5/25/21	2,000	1,992
HSBC Holdings plc	2.650%	1/5/22	1,800	1,759
HSBC Holdings plc	4.875%	1/14/22	225	242
HSBC Holdings plc	4.000%	3/30/22	700	724
HSBC Holdings plc	3.600%	5/25/23	800	803
HSBC Holdings plc	4.250%	3/14/24	1,000	1,013
HSBC Holdings plc	4.250%	8/18/25	750	752
HSBC Holdings plc	4.300%	3/8/26	4,070	4,201
HSBC Holdings plc	3.900%	5/25/26	2,000	2,003
HSBC Holdings plc	4.375%	11/23/26	1,000	1,004
HSBC Holdings plc	7.625%	5/17/32	400	518
HSBC Holdings plc	7.350%	11/27/32	400	495
HSBC Holdings plc	6.500%	5/2/36	1,485	1,806
HSBC Holdings plc	6.500%	9/15/37	2,160	2,683
HSBC Holdings plc	6.800%	6/1/38	550	692
HSBC Holdings plc	6.100%	1/14/42	200	247
HSBC Holdings plc	5.250%	3/14/44	3,000	3,202
HSBC USA Inc.	1.625%	1/16/18	2,175	2,171
HSBC USA Inc.	2.000%	8/7/18	975	975
HSBC USA Inc.	2.625%	9/24/18	850	860
HSBC USA Inc.	2.375%	11/13/19	1,300	1,301
HSBC USA Inc.	2.350%	3/5/20	1,175	1,165
HSBC USA Inc.	2.750%	8/7/20	500	500
HSBC USA Inc.	5.000%	9/27/20	645	687
Huntington Bancshares Inc.	2.600%	8/2/18	175	177
Huntington Bancshares Inc.	7.000%	12/15/20	450	509
Huntington Bancshares Inc.	3.150%	3/14/21	650	659
Huntington Bancshares Inc.	2.300%	1/14/22	325	315
Huntington National Bank	1.375%	4/24/17	1,100	1,100
Huntington National Bank	2.000%	6/30/18	250	250
Huntington National Bank	2.200%	11/6/18	500	501
Huntington National Bank	2.400%	4/1/20	250	249
Huntington National Bank	2.875%	8/20/20	800	808
Intesa Sanpaolo SPA	3.875%	1/16/18	525	532
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,629
Intesa Sanpaolo SPA	5.250%	1/12/24	625	653
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,423
JPMorgan Chase & Co.	1.800%	1/25/18	75	75
JPMorgan Chase & Co.	1.700%	3/1/18	1,620	1,620
JPMorgan Chase & Co.	1.625%	5/15/18	1,785	1,782
JPMorgan Chase & Co.	2.350%	1/28/19	775	781
JPMorgan Chase & Co.	1.850%	3/22/19	1,465	1,460
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,492
JPMorgan Chase & Co.	2.250%	1/23/20	3,825	3,816
JPMorgan Chase & Co.	2.750%	6/23/20	3,615	3,643
JPMorgan Chase & Co.	4.400%	7/22/20	730	775
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,241
JPMorgan Chase & Co.	2.550%	3/1/21	800	795
JPMorgan Chase & Co.	4.625%	5/10/21	835	898
JPMorgan Chase & Co.	2.400%	6/7/21	400	396
JPMorgan Chase & Co.	2.295%	8/15/21	1,000	981
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,071
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,878
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,451
JPMorgan Chase & Co.	2.972%	1/15/23	1,300	1,294
JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,660
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,313
JPMorgan Chase & Co.	2.700%	5/18/23	2,000	1,948
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,631
JPMorgan Chase & Co.	3.625%	5/13/24	275	279

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	2,018
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,558
JPMorgan Chase & Co.	3.300%	4/1/26	3,800	3,729
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,094
JPMorgan Chase & Co.	2.950%	10/1/26	1,950	1,859
JPMorgan Chase & Co.	4.125%	12/15/26	3,475	3,533
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	966
JPMorgan Chase & Co.	6.400%	5/15/38	2,410	3,116
JPMorgan Chase & Co.	5.500%	10/15/40	950	1,115
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,137
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,405
JPMorgan Chase & Co.	5.625%	8/16/43	900	1,033
JPMorgan Chase & Co.	4.950%	6/1/45	250	267
JPMorgan Chase Bank NA	6.000%	10/1/17	1,660	1,713
JPMorgan Chase Bank NA	1.450%	9/21/18	145	144
JPMorgan Chase Bank NA	1.650%	9/23/19	1,000	990
KeyBank NA	1.650%	2/1/18	450	450
KeyBank NA	1.700%	6/1/18	500	500
KeyBank NA	2.350%	3/8/19	500	503
KeyBank NA	2.500%	12/15/19	300	303
KeyBank NA	2.250%	3/16/20	500	497
KeyBank NA	2.500%	11/22/21	300	298
KeyBank NA	3.300%	6/1/25	500	496
KeyCorp	2.300%	12/13/18	400	402
KeyCorp	5.100%	3/24/21	1,310	1,428
Lloyds Bank plc	4.200%	3/28/17	400	403
Lloyds Bank plc	2.300%	11/27/18	800	804
Lloyds Bank plc	2.400%	3/17/20	125	124
Lloyds Bank plc	6.375%	1/21/21	1,875	2,136
Lloyds Banking Group plc	4.500%	11/4/24	500	507
Lloyds Banking Group plc	4.582%	12/10/25	3,050	3,068
Lloyds Banking Group plc	5.300%	12/1/45	200	206
Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,557
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	806
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	472
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,387
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	2,550	2,552
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,697
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	192
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,843
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	656
Morgan Stanley	5.950%	12/28/17	1,110	1,155
Morgan Stanley	1.875%	1/5/18	1,100	1,102
Morgan Stanley	6.625%	4/1/18	3,235	3,417
Morgan Stanley	2.125%	4/25/18	2,925	2,937
Morgan Stanley	2.200%	12/7/18	500	502
Morgan Stanley	2.500%	1/24/19	1,675	1,688
Morgan Stanley	7.300%	5/13/19	1,390	1,549
Morgan Stanley	2.375%	7/23/19	2,500	2,507
Morgan Stanley	5.625%	9/23/19	1,715	1,856
Morgan Stanley	5.500%	1/26/20	525	569
Morgan Stanley	2.650%	1/27/20	1,600	1,607
Morgan Stanley	2.800%	6/16/20	3,600	3,621
Morgan Stanley	5.500%	7/24/20	650	710
Morgan Stanley	5.750%	1/25/21	1,335	1,478
Morgan Stanley	2.500%	4/21/21	1,600	1,581
Morgan Stanley	5.500%	7/28/21	1,575	1,745
Morgan Stanley	2.625%	11/17/21	2,200	2,167
Morgan Stanley	4.875%	11/1/22	875	937
Morgan Stanley	3.750%	2/25/23	950	972
Morgan Stanley	4.100%	5/22/23	2,025	2,076
Morgan Stanley	3.875%	4/29/24	4,700	4,807
Morgan Stanley	3.700%	10/23/24	2,550	2,576
Morgan Stanley	4.000%	7/23/25	1,900	1,939

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	5.000%	11/24/25	1,000	1,067
Morgan Stanley	3.875%	1/27/26	1,800	1,813
Morgan Stanley	3.125%	7/27/26	1,650	1,565
Morgan Stanley	4.350%	9/8/26	2,780	2,833
Morgan Stanley	3.950%	4/23/27	745	736
Morgan Stanley	7.250%	4/1/32	705	953
Morgan Stanley	6.375%	7/24/42	1,200	1,533
Morgan Stanley	4.300%	1/27/45	2,500	2,475
MUFG Americas Holdings Corp.	1.625%	2/9/18	850	847
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	741
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	281
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	336
MUFG Union Bank NA	2.125%	6/16/17	125	125
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,213
MUFG Union Bank NA	2.250%	5/6/19	300	301
National Australia Bank Ltd.	2.750%	3/9/17	425	426
National Australia Bank Ltd.	2.300%	7/25/18	750	756
National Australia Bank Ltd.	2.000%	1/14/19	300	300
National Australia Bank Ltd.	1.375%	7/12/19	650	638
National Australia Bank Ltd.	2.625%	1/14/21	200	200
National Australia Bank Ltd.	1.875%	7/12/21	650	628
National Australia Bank Ltd.	3.000%	1/20/23	325	323
National Australia Bank Ltd.	3.375%	1/14/26	150	149
National Australia Bank Ltd.	2.500%	7/12/26	950	878
National Bank of Canada	1.450%	11/7/17	225	225
National City Corp.	6.875%	5/15/19	310	340
Northern Trust Co.	6.500%	8/15/18	75	81
Northern Trust Corp.	3.450%	11/4/20	300	313
Northern Trust Corp.	2.375%	8/2/22	825	813
Northern Trust Corp.	3.950%	10/30/25	525	550
People's United Bank NA	4.000%	7/15/24	275	271
People's United Financial Inc.	3.650%	12/6/22	350	351
PNC Bank NA	1.500%	2/23/18	425	425
PNC Bank NA	1.600%	6/1/18	500	499
PNC Bank NA	1.850%	7/20/18	500	501
PNC Bank NA	1.800%	11/5/18	1,000	1,001
PNC Bank NA	1.700%	12/7/18	400	399
PNC Bank NA	1.950%	3/4/19	300	300
PNC Bank NA	2.250%	7/2/19	600	604
PNC Bank NA	1.450%	7/29/19	200	197
PNC Bank NA	2.400%	10/18/19	600	605
PNC Bank NA	2.300%	6/1/20	630	629
PNC Bank NA	2.600%	7/21/20	270	272
PNC Bank NA	2.450%	11/5/20	800	801
PNC Bank NA	2.150%	4/29/21	650	641
PNC Bank NA	2.550%	12/9/21	400	399
PNC Bank NA	2.950%	1/30/23	1,100	1,091
PNC Bank NA	3.800%	7/25/23	700	724
PNC Bank NA	3.300%	10/30/24	350	352
PNC Bank NA	2.950%	2/23/25	750	733
PNC Bank NA	3.250%	6/1/25	575	573
PNC Bank NA	4.200%	11/1/25	825	872
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,786
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,479
PNC Funding Corp.	6.700%	6/10/19	50	55
PNC Funding Corp.	5.125%	2/8/20	770	833
PNC Funding Corp.	4.375%	8/11/20	800	850
PNC Funding Corp.	3.300%	3/8/22	1,680	1,726
Regions Bank	6.450%	6/26/37	500	554
Regions Financial Corp.	3.200%	2/8/21	200	203
Royal Bank of Canada	1.500%	1/16/18	1,375	1,378
Royal Bank of Canada	2.200%	7/27/18	2,375	2,392
Royal Bank of Canada	1.800%	7/30/18	1,000	1,003
Royal Bank of Canada	2.000%	12/10/18	650	652

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Royal Bank of Canada	1.500%	7/29/19	600	592
Royal Bank of Canada	2.350%	10/30/20	950	948
Royal Bank of Canada	2.500%	1/19/21	800	800
Royal Bank of Canada	4.650%	1/27/26	750	797
Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,398
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	224
Santander Bank NA	2.000%	1/12/18	375	374
Santander Holdings USA Inc.	3.450%	8/27/18	625	633
Santander Holdings USA Inc.	2.700%	5/24/19	1,225	1,224
Santander Holdings USA Inc.	2.650%	4/17/20	250	246
Santander Holdings USA Inc.	4.500%	7/17/25	500	496
Santander Issuances SAU	5.179%	11/19/25	1,700	1,711
Santander UK Group Holdings plc	2.875%	10/16/20	975	966
Santander UK Group Holdings plc	3.125%	1/8/21	800	799
Santander UK Group Holdings plc	2.875%	8/5/21	825	816
Santander UK plc	1.375%	3/13/17	800	800
Santander UK plc	3.050%	8/23/18	525	533
Santander UK plc	2.500%	3/14/19	2,350	2,360
Santander UK plc	2.350%	9/10/19	675	675
Santander UK plc	2.375%	3/16/20	750	743
Santander UK plc	4.000%	3/13/24	1,200	1,246
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	999
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	2,500	2,414
Societe Generale SA	2.625%	10/1/18	750	759
State Street Corp.	4.956%	3/15/18	1,025	1,053
State Street Corp.	1.350%	5/15/18	150	150
State Street Corp.	4.375%	3/7/21	615	662
State Street Corp.	1.950%	5/19/21	500	489
State Street Corp.	3.100%	5/15/23	400	400
State Street Corp.	3.300%	12/16/24	1,000	1,008
State Street Corp.	3.550%	8/18/25	385	392
State Street Corp.	2.650%	5/19/26	500	474
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,071
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	3,000	2,997
Sumitomo Mitsui Banking Corp.	1.762%	10/19/18	400	398
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	528
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	649
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	297
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	327
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	78
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	755
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	931
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,279
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	943
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,253
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	995
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,800	1,666
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	620
SunTrust Bank	7.250%	3/15/18	75	80
SunTrust Bank	2.750%	5/1/23	250	243
SunTrust Bank	3.300%	5/15/26	725	699
SunTrust Banks Inc.	2.350%	11/1/18	475	479
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,008
SunTrust Banks Inc.	2.900%	3/3/21	300	303
SunTrust Banks Inc.	2.700%	1/27/22	500	500
SVB Financial Group	3.500%	1/29/25	225	216
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,374
Svenska Handelsbanken AB	2.500%	1/25/19	775	783
Svenska Handelsbanken AB	2.250%	6/17/19	850	853
Svenska Handelsbanken AB	1.500%	9/6/19	925	909
Svenska Handelsbanken AB	2.450%	3/30/21	650	645
Svenska Handelsbanken AB	1.875%	9/7/21	925	896
Synchrony Financial	2.600%	1/15/19	650	653
Synchrony Financial	3.000%	8/15/19	200	202

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Synchrony Financial	2.700%	2/3/20	1,050	1,046
Synchrony Financial	3.750%	8/15/21	300	308
Synchrony Financial	4.250%	8/15/24	2,750	2,798
Synchrony Financial	3.700%	8/4/26	500	480
Toronto-Dominion Bank	1.625%	3/13/18	500	501
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,670
Toronto-Dominion Bank	1.750%	7/23/18	1,550	1,551
Toronto-Dominion Bank	2.125%	7/2/19	500	501
Toronto-Dominion Bank	1.450%	8/13/19	650	640
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,356
Toronto-Dominion Bank	2.500%	12/14/20	400	401
Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,968
Toronto-Dominion Bank	1.800%	7/13/21	650	630
UBS AG	1.375%	6/1/17	825	825
UBS AG	1.800%	3/26/18	2,700	2,700
UBS AG	5.750%	4/25/18	135	142
UBS AG	2.375%	8/14/19	380	382
UBS AG	2.350%	3/26/20	350	348
UBS AG	4.875%	8/4/20	250	270
US Bancorp	2.200%	4/25/19	1,100	1,109
US Bancorp	2.350%	1/29/21	600	600
US Bancorp	4.125%	5/24/21	915	980
US Bancorp	3.000%	3/15/22	575	584
US Bancorp	2.950%	7/15/22	375	376
US Bancorp	3.600%	9/11/24	150	153
US Bancorp	3.100%	4/27/26	1,500	1,456
US Bank NA	1.350%	1/26/18	900	899
US Bank NA	1.400%	4/26/19	500	495
US Bank NA	2.125%	10/28/19	1,000	1,003
US Bank NA	2.800%	1/27/25	1,050	1,021
Wachovia Bank NA	5.850%	2/1/37	425	496
Wachovia Corp.	5.750%	2/1/18	985	1,026
Wachovia Corp.	6.605%	10/1/25	1,000	1,154
Wachovia Corp.	7.500%	4/15/35	150	193
Wachovia Corp.	5.500%	8/1/35	200	221
Wachovia Corp.	6.550%	10/15/35	100	120
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,723
Wells Fargo & Co.	2.150%	1/15/19	500	504
Wells Fargo & Co.	2.600%	7/22/20	2,150	2,162
Wells Fargo & Co.	2.550%	12/7/20	1,500	1,498
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,078
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,775
Wells Fargo & Co.	2.100%	7/26/21	3,300	3,207
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,644
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,685
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,602
Wells Fargo & Co.	3.000%	4/22/26	4,025	3,814
Wells Fargo & Co.	4.100%	6/3/26	4,875	4,936
Wells Fargo & Co.	3.000%	10/23/26	2,275	2,159
Wells Fargo & Co.	4.300%	7/22/27	1,600	1,644
Wells Fargo & Co.	5.375%	11/2/43	1,000	1,102
Wells Fargo & Co.	5.606%	1/15/44	1,500	1,686
Wells Fargo & Co.	4.650%	11/4/44	1,225	1,206
Wells Fargo & Co.	3.900%	5/1/45	2,350	2,200
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,326
Wells Fargo & Co.	4.400%	6/14/46	1,300	1,238
Wells Fargo & Co.	4.750%	12/7/46	3,500	3,533
Wells Fargo Bank NA	1.650%	1/22/18	625	625
Wells Fargo Bank NA	1.750%	5/24/19	975	969
Wells Fargo Bank NA	2.150%	12/6/19	2,000	1,991
Wells Fargo Bank NA	5.950%	8/26/36	550	643
Wells Fargo Bank NA	6.600%	1/15/38	605	773
6 Wells Fargo Capital X	5.950%	12/1/86	425	442
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,848

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Westpac Banking Corp.	2.250%	7/30/18	250	252
Westpac Banking Corp.	1.950%	11/23/18	1,000	1,002
Westpac Banking Corp.	2.250%	1/17/19	875	879
Westpac Banking Corp.	1.650%	5/13/19	725	718
Westpac Banking Corp.	1.600%	8/19/19	975	963
Westpac Banking Corp.	4.875%	11/19/19	930	997
Westpac Banking Corp.	2.600%	11/23/20	975	976
Westpac Banking Corp.	2.100%	5/13/21	3,100	3,029
Westpac Banking Corp.	2.000%	8/19/21	1,000	969
Westpac Banking Corp.	2.850%	5/13/26	2,450	2,341
Westpac Banking Corp.	2.700%	8/19/26	650	613
6 Westpac Banking Corp.	4.322%	11/23/31	1,500	1,499
Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	353
Affiliated Managers Group Inc.	3.500%	8/1/25	750	714
Ameriprise Financial Inc.	7.300%	6/28/19	200	225
Ameriprise Financial Inc.	5.300%	3/15/20	125	135
Ameriprise Financial Inc.	4.000%	10/15/23	825	860
Ameriprise Financial Inc.	3.700%	10/15/24	350	357
Apollo Investment Corp.	5.250%	3/3/25	200	196
BGC Partners Inc.	5.375%	12/9/19	175	182
BGC Partners Inc.	5.125%	5/27/21	200	203
BlackRock Inc.	5.000%	12/10/19	475	516
BlackRock Inc.	4.250%	5/24/21	475	512
BlackRock Inc.	3.375%	6/1/22	475	491
BlackRock Inc.	3.500%	3/18/24	1,000	1,030
Brookfield Asset Management Inc.	4.000%	1/15/25	550	535
Brookfield Asset Management Inc.	7.375%	3/1/33	150	178
Brookfield Finance Inc.	4.250%	6/2/26	150	149
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,243
CME Group Inc.	3.000%	9/15/22	875	894
CME Group Inc.	3.000%	3/15/25	300	298
CME Group Inc.	5.300%	9/15/43	425	491
E*TRADE Financial Corp.	5.375%	11/15/22	350	371
E*TRADE Financial Corp.	4.625%	9/15/23	300	306
Eaton Vance Corp.	3.625%	6/15/23	200	203
Franklin Resources Inc.	4.625%	5/20/20	225	241
Franklin Resources Inc.	2.800%	9/15/22	575	577
Franklin Resources Inc.	2.850%	3/30/25	125	121
Intercontinental Exchange Inc.	2.500%	10/15/18	425	430
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,212
Intercontinental Exchange Inc.	4.000%	10/15/23	350	366
Intercontinental Exchange Inc.	3.750%	12/1/25	1,000	1,020
Invesco Finance plc	3.125%	11/30/22	500	503
Invesco Finance plc	4.000%	1/30/24	650	675
Invesco Finance plc	5.375%	11/30/43	900	977
Janus Capital Group Inc.	4.875%	8/1/25	250	256
Jefferies Group LLC	5.125%	4/13/18	320	330
Jefferies Group LLC	8.500%	7/15/19	455	517
Jefferies Group LLC	6.875%	4/15/21	620	706
Jefferies Group LLC	5.125%	1/20/23	300	310
Jefferies Group LLC	6.250%	1/15/36	320	324
Jefferies Group LLC	6.500%	1/20/43	250	257
Lazard Group LLC	4.250%	11/14/20	75	78
Lazard Group LLC	3.750%	2/13/25	100	98
Lazard Group LLC	3.625%	3/1/27	350	333
Legg Mason Inc.	2.700%	7/15/19	175	176
Legg Mason Inc.	3.950%	7/15/24	150	151
Legg Mason Inc.	4.750%	3/15/26	150	154
Legg Mason Inc.	5.625%	1/15/44	450	440
Leucadia National Corp.	5.500%	10/18/23	475	502
Leucadia National Corp.	6.625%	10/23/43	125	123
Nasdaq Inc.	5.550%	1/15/20	650	701

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nasdaq Inc.	3.850%	6/30/26	300	297
Nomura Holdings Inc.	2.750%	3/19/19	625	631
Nomura Holdings Inc.	6.700%	3/4/20	900	1,007
OM Asset Management plc	4.800%	7/27/26	200	189
Raymond James Financial Inc.	4.950%	7/15/46	250	236
Stifel Financial Corp.	3.500%	12/1/20	175	175
Stifel Financial Corp.	4.250%	7/18/24	575	569
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	110
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	605
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	456
Finance Companies (0.1%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	3.750%	5/15/19	808	823
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	4.250%	7/1/20	650	670
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	4.625%	10/30/20	651	679
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	4.500%	5/15/21	780	805
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	5.000%	10/1/21	745	790
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	3.950%	2/1/22	675	682
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	4.625%	7/1/22	475	489
Air Lease Corp.	2.125%	1/15/18	300	300
Air Lease Corp.	3.375%	1/15/19	425	431
Air Lease Corp.	4.750%	3/1/20	275	291
Air Lease Corp.	3.875%	4/1/21	1,875	1,934
Air Lease Corp.	3.375%	6/1/21	25	25
Air Lease Corp.	3.750%	2/1/22	1,975	2,027
Air Lease Corp.	4.250%	9/15/24	75	76
Ares Capital Corp.	4.875%	11/30/18	875	906
Ares Capital Corp.	3.875%	1/15/20	1,425	1,443
FS Investment Corp.	4.000%	7/15/19	250	250
FS Investment Corp.	4.750%	5/15/22	150	149
GATX Corp.	2.375%	7/30/18	150	151
GATX Corp.	2.500%	7/30/19	150	150
GATX Corp.	4.750%	6/15/22	275	294
GATX Corp.	3.250%	3/30/25	375	360
GATX Corp.	5.200%	3/15/44	150	148
GATX Corp.	4.500%	3/30/45	150	135
GE Capital International Funding Co.	2.342%	11/15/20	8,120	8,110
GE Capital International Funding Co.	3.373%	11/15/25	2,212	2,241
GE Capital International Funding Co.	4.418%	11/15/35	6,907	7,229
HSBC Finance Corp.	6.676%	1/15/21	2,811	3,158
International Lease Finance Corp.	3.875%	4/15/18	415	423
9 International Lease Finance Corp.	7.125%	9/1/18	829	894
International Lease Finance Corp.	5.875%	4/1/19	488	519
International Lease Finance Corp.	6.250%	5/15/19	613	658
International Lease Finance Corp.	8.250%	12/15/20	775	903
International Lease Finance Corp.	4.625%	4/15/21	325	337
International Lease Finance Corp.	8.625%	1/15/22	450	541
International Lease Finance Corp.	5.875%	8/15/22	540	585
Prospect Capital Corp.	5.000%	7/15/19	175	176
Prospect Capital Corp.	5.875%	3/15/23	150	151
Insurance (0.6%)
ACE Capital Trust II	9.700%	4/1/30	75	110
AEGON Funding Co. LLC	5.750%	12/15/20	664	733
Aetna Inc.	1.700%	6/7/18	1,100	1,099
Aetna Inc.	2.200%	3/15/19	250	251
Aetna Inc.	1.900%	6/7/19	1,150	1,147
Aetna Inc.	3.950%	9/1/20	75	79

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Aetna Inc.	4.125%	6/1/21	320	338
Aetna Inc.	2.400%	6/15/21	825	819
Aetna Inc.	2.750%	11/15/22	650	637
Aetna Inc.	2.800%	6/15/23	500	492
Aetna Inc.	3.500%	11/15/24	495	502
Aetna Inc.	3.200%	6/15/26	3,300	3,260
Aetna Inc.	4.250%	6/15/36	750	751
Aetna Inc.	6.625%	6/15/36	500	633
Aetna Inc.	6.750%	12/15/37	350	453
Aetna Inc.	4.500%	5/15/42	500	493
Aetna Inc.	4.125%	11/15/42	200	189
Aetna Inc.	4.375%	6/15/46	1,815	1,813
Aflac Inc.	2.400%	3/16/20	150	151
Aflac Inc.	4.000%	2/15/22	325	343
Aflac Inc.	3.625%	6/15/23	1,000	1,033
Aflac Inc.	3.625%	11/15/24	80	82
Aflac Inc.	3.250%	3/17/25	300	298
Aflac Inc.	2.875%	10/15/26	600	573
Aflac Inc.	6.450%	8/15/40	79	104
Aflac Inc.	4.000%	10/15/46	150	143
Alleghany Corp.	5.625%	9/15/20	100	108
Alleghany Corp.	4.950%	6/27/22	425	460
Alleghany Corp.	4.900%	9/15/44	375	361
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	200	216
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	2,450	2,443
Allstate Corp.	3.150%	6/15/23	700	709
Allstate Corp.	3.280%	12/15/26	350	351
Allstate Corp.	5.550%	5/9/35	105	123
Allstate Corp.	4.500%	6/15/43	425	451
Allstate Corp.	4.200%	12/15/46	1,700	1,735
6 Allstate Corp.	6.500%	5/15/67	700	794
Alterra Finance LLC	6.250%	9/30/20	95	106
American Financial Group Inc.	9.875%	6/15/19	100	117
American Financial Group Inc.	3.500%	8/15/26	300	288
American International Group Inc.	5.850%	1/16/18	600	626
American International Group Inc.	2.300%	7/16/19	650	653
American International Group Inc.	3.375%	8/15/20	425	437
American International Group Inc.	6.400%	12/15/20	1,160	1,320
American International Group Inc.	4.875%	6/1/22	1,425	1,550
American International Group Inc.	4.125%	2/15/24	650	674
American International Group Inc.	3.750%	7/10/25	1,950	1,958
American International Group Inc.	3.875%	1/15/35	800	748
American International Group Inc.	4.700%	7/10/35	325	334
American International Group Inc.	6.250%	5/1/36	600	713
American International Group Inc.	4.500%	7/16/44	1,725	1,703
American International Group Inc.	4.375%	1/15/55	525	480
6 American International Group Inc.	8.175%	5/15/68	400	505
Anthem Inc.	1.875%	1/15/18	425	425
Anthem Inc.	7.000%	2/15/19	145	159
Anthem Inc.	2.250%	8/15/19	550	547
Anthem Inc.	4.350%	8/15/20	450	474
Anthem Inc.	3.700%	8/15/21	445	460
Anthem Inc.	3.125%	5/15/22	550	548
Anthem Inc.	3.300%	1/15/23	750	748
Anthem Inc.	3.500%	8/15/24	1,275	1,267
Anthem Inc.	5.950%	12/15/34	300	342
Anthem Inc.	5.850%	1/15/36	150	168
Anthem Inc.	6.375%	6/15/37	630	756
Anthem Inc.	4.625%	5/15/42	575	576
Anthem Inc.	4.650%	1/15/43	650	652
Anthem Inc.	5.100%	1/15/44	400	426
Anthem Inc.	4.650%	8/15/44	525	531
Anthem Inc.	4.850%	8/15/54	175	178
Aon Corp.	5.000%	9/30/20	990	1,062

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Aon Corp.	8.205%	1/1/27	50	64
Aon Corp.	6.250%	9/30/40	150	181
Aon plc	2.800%	3/15/21	550	549
Aon plc	4.000%	11/27/23	350	363
Aon plc	3.500%	6/14/24	425	426
Aon plc	3.875%	12/15/25	525	534
Aon plc	4.450%	5/24/43	125	120
Aon plc	4.600%	6/14/44	625	615
Aon plc	4.750%	5/15/45	300	303
Arch Capital Finance LLC	4.011%	12/15/26	250	253
Arch Capital Finance LLC	5.031%	12/15/46	100	105
Arch Capital Group Ltd.	7.350%	5/1/34	500	649
Arch Capital Group US Inc.	5.144%	11/1/43	275	290
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	489
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	205
Assurant Inc.	4.000%	3/15/23	225	226
Assurant Inc.	6.750%	2/15/34	550	661
AXA SA	8.600%	12/15/30	830	1,143
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,088
AXIS Specialty Finance plc	2.650%	4/1/19	150	151
AXIS Specialty Finance plc	5.150%	4/1/45	150	148
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	550	550
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	175
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,623
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	529
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	500	500
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	1,225	1,252
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	514
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	305
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	159
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	419
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	282
Berkshire Hathaway Inc.	3.000%	2/11/23	225	227
Berkshire Hathaway Inc.	2.750%	3/15/23	1,450	1,445
Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,644
Berkshire Hathaway Inc.	4.500%	2/11/43	925	984
Brown & Brown Inc.	4.200%	9/15/24	300	304
Chubb Corp.	5.750%	5/15/18	395	417
Chubb Corp.	6.000%	5/11/37	375	465
Chubb INA Holdings Inc.	5.800%	3/15/18	1,125	1,181
Chubb INA Holdings Inc.	5.900%	6/15/19	340	371
Chubb INA Holdings Inc.	2.300%	11/3/20	250	250
Chubb INA Holdings Inc.	2.875%	11/3/22	650	653
Chubb INA Holdings Inc.	2.700%	3/13/23	350	346
Chubb INA Holdings Inc.	3.350%	5/15/24	275	279
Chubb INA Holdings Inc.	3.150%	3/15/25	700	697
Chubb INA Holdings Inc.	3.350%	5/3/26	950	960
Chubb INA Holdings Inc.	4.150%	3/13/43	225	226
Chubb INA Holdings Inc.	4.350%	11/3/45	800	842
Cigna Corp.	5.125%	6/15/20	100	107
Cigna Corp.	4.375%	12/15/20	150	159
Cigna Corp.	4.500%	3/15/21	385	409
Cigna Corp.	4.000%	2/15/22	490	510
Cigna Corp.	3.250%	4/15/25	1,675	1,624
Cigna Corp.	6.150%	11/15/36	325	377
Cigna Corp.	5.875%	3/15/41	235	268
Cigna Corp.	5.375%	2/15/42	190	210
Cincinnati Financial Corp.	6.125%	11/1/34	325	375
CNA Financial Corp.	7.350%	11/15/19	1,102	1,250
CNA Financial Corp.	5.875%	8/15/20	145	159
CNA Financial Corp.	5.750%	8/15/21	175	195
Coventry Health Care Inc.	5.450%	6/15/21	390	431
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	181
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	292

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
First American Financial Corp.	4.300%	2/1/23	100	98
First American Financial Corp.	4.600%	11/15/24	350	344
Hanover Insurance Group Inc.	4.500%	4/15/26	300	303
Hartford Financial Services Group Inc.	6.300%	3/15/18	600	629
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	323
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	111
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	29
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	704
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	461
Horace Mann Educators Corp.	4.500%	12/1/25	200	198
Humana Inc.	7.200%	6/15/18	50	54
Humana Inc.	2.625%	10/1/19	150	151
Humana Inc.	3.150%	12/1/22	400	398
Humana Inc.	3.850%	10/1/24	450	459
Humana Inc.	8.150%	6/15/38	325	441
Humana Inc.	4.625%	12/1/42	265	253
Humana Inc.	4.950%	10/1/44	400	418
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,100	1,120
Kemper Corp.	4.350%	2/15/25	500	494
Lender Processing Services Inc / Black Knight Lending
Solutions Inc	5.750%	4/15/23	344	359
Lincoln National Corp.	8.750%	7/1/19	100	115
Lincoln National Corp.	6.250%	2/15/20	305	337
Lincoln National Corp.	4.200%	3/15/22	600	634
Lincoln National Corp.	4.000%	9/1/23	225	234
Lincoln National Corp.	3.350%	3/9/25	200	199
Lincoln National Corp.	3.625%	12/12/26	250	249
Lincoln National Corp.	6.150%	4/7/36	24	28
Lincoln National Corp.	6.300%	10/9/37	25	29
Loews Corp.	2.625%	5/15/23	175	170
Loews Corp.	3.750%	4/1/26	750	762
Loews Corp.	6.000%	2/1/35	200	238
Loews Corp.	4.125%	5/15/43	475	452
Manulife Financial Corp.	4.900%	9/17/20	475	511
Manulife Financial Corp.	4.150%	3/4/26	925	967
Manulife Financial Corp.	5.375%	3/4/46	500	572
Markel Corp.	4.900%	7/1/22	575	621
Markel Corp.	3.625%	3/30/23	175	175
Markel Corp.	5.000%	3/30/43	125	126
Markel Corp.	5.000%	4/5/46	350	351
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	227
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	100
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	497
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	592
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	369
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,350	2,367
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	381
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,240
MetLife Inc.	6.817%	8/15/18	580	624
MetLife Inc.	7.717%	2/15/19	105	117
MetLife Inc.	4.750%	2/8/21	305	331
MetLife Inc.	3.048%	12/15/22	725	727
MetLife Inc.	4.368%	9/15/23	500	538
MetLife Inc.	3.600%	4/10/24	750	770
MetLife Inc.	3.000%	3/1/25	500	491
MetLife Inc.	6.500%	12/15/32	250	312
MetLife Inc.	6.375%	6/15/34	505	633
MetLife Inc.	5.700%	6/15/35	675	796
MetLife Inc.	5.875%	2/6/41	440	533
MetLife Inc.	4.125%	8/13/42	475	463
MetLife Inc.	4.875%	11/13/43	600	647
MetLife Inc.	4.721%	12/15/44	1,200	1,271
MetLife Inc.	4.050%	3/1/45	1,000	956
MetLife Inc.	4.600%	5/13/46	130	136

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 MetLife Inc.	6.400%	12/15/66	1,505	1,625
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	26
Old Republic International Corp.	4.875%	10/1/24	450	466
Old Republic International Corp.	3.875%	8/26/26	825	786
OneBeacon US Holdings Inc.	4.600%	11/9/22	350	349
PartnerRe Finance B LLC	5.500%	6/1/20	200	217
Principal Financial Group Inc.	3.125%	5/15/23	200	197
Principal Financial Group Inc.	3.400%	5/15/25	1,500	1,486
Principal Financial Group Inc.	3.100%	11/15/26	300	288
Principal Financial Group Inc.	4.350%	5/15/43	125	123
Principal Financial Group Inc.	4.300%	11/15/46	350	341
6 Principal Financial Group Inc.	4.700%	5/15/55	925	905
ProAssurance Corp.	5.300%	11/15/23	100	107
Progressive Corp.	3.750%	8/23/21	2,445	2,579
Progressive Corp.	2.450%	1/15/27	350	325
Progressive Corp.	6.625%	3/1/29	150	192
Progressive Corp.	3.700%	1/26/45	250	232
Protective Life Corp.	7.375%	10/15/19	100	113
Protective Life Corp.	8.450%	10/15/39	175	231
Prudential Financial Inc.	6.000%	12/1/17	130	135
Prudential Financial Inc.	2.300%	8/15/18	825	833
Prudential Financial Inc.	7.375%	6/15/19	455	512
Prudential Financial Inc.	2.350%	8/15/19	225	227
Prudential Financial Inc.	5.375%	6/21/20	430	470
Prudential Financial Inc.	4.500%	11/15/20	75	80
Prudential Financial Inc.	3.500%	5/15/24	450	459
Prudential Financial Inc.	5.750%	7/15/33	1,545	1,753
Prudential Financial Inc.	5.400%	6/13/35	295	329
Prudential Financial Inc.	5.900%	3/17/36	775	904
Prudential Financial Inc.	5.700%	12/14/36	505	583
Prudential Financial Inc.	6.625%	12/1/37	500	634
Prudential Financial Inc.	6.625%	6/21/40	250	317
Prudential Financial Inc.	5.625%	5/12/41	105	121
6 Prudential Financial Inc.	5.875%	9/15/42	525	550
6 Prudential Financial Inc.	5.625%	6/15/43	975	1,010
Prudential Financial Inc.	5.100%	8/15/43	225	243
Prudential Financial Inc.	4.600%	5/15/44	1,500	1,552
6 Prudential Financial Inc.	5.375%	5/15/45	650	663
Reinsurance Group of America Inc.	6.450%	11/15/19	275	303
Reinsurance Group of America Inc.	5.000%	6/1/21	2,450	2,648
Reinsurance Group of America Inc.	4.700%	9/15/23	250	265
Reinsurance Group of America Inc.	3.950%	9/15/26	100	99
StanCorp Financial Group Inc.	5.000%	8/15/22	50	52
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	307
Torchmark Corp.	3.800%	9/15/22	200	203
Transatlantic Holdings Inc.	8.000%	11/30/39	625	796
Travelers Cos. Inc.	5.800%	5/15/18	910	961
Travelers Cos. Inc.	3.900%	11/1/20	330	349
Travelers Cos. Inc.	6.750%	6/20/36	475	633
Travelers Cos. Inc.	6.250%	6/15/37	145	186
Travelers Cos. Inc.	5.350%	11/1/40	130	153
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,077
Travelers Cos. Inc.	4.300%	8/25/45	250	258
Trinity Acquisition plc	6.125%	8/15/43	525	561
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,530
UnitedHealth Group Inc.	1.900%	7/16/18	1,000	1,004
UnitedHealth Group Inc.	1.625%	3/15/19	325	324
UnitedHealth Group Inc.	2.300%	12/15/19	50	50
UnitedHealth Group Inc.	2.700%	7/15/20	950	965
UnitedHealth Group Inc.	4.700%	2/15/21	165	178
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,636
UnitedHealth Group Inc.	2.875%	12/15/21	500	506
UnitedHealth Group Inc.	2.875%	3/15/22	525	532
UnitedHealth Group Inc.	3.350%	7/15/22	1,550	1,592

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	2.750%	2/15/23	400	397
UnitedHealth Group Inc.	2.875%	3/15/23	200	200
UnitedHealth Group Inc.	3.750%	7/15/25	2,000	2,068
UnitedHealth Group Inc.	3.450%	1/15/27	600	609
UnitedHealth Group Inc.	4.625%	7/15/35	300	326
UnitedHealth Group Inc.	6.500%	6/15/37	200	255
UnitedHealth Group Inc.	6.625%	11/15/37	325	425
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,901
UnitedHealth Group Inc.	5.950%	2/15/41	240	298
UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,238
UnitedHealth Group Inc.	4.375%	3/15/42	325	329
UnitedHealth Group Inc.	3.950%	10/15/42	400	389
UnitedHealth Group Inc.	4.250%	3/15/43	75	76
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,448
UnitedHealth Group Inc.	4.200%	1/15/47	775	783
Unum Group	5.625%	9/15/20	50	54
Unum Group	3.000%	5/15/21	450	448
Unum Group	4.000%	3/15/24	200	201
Unum Group	5.750%	8/15/42	200	215
Validus Holdings Ltd.	8.875%	1/26/40	150	195
Voya Financial Inc.	2.900%	2/15/18	515	520
Voya Financial Inc.	3.650%	6/15/26	250	244
Voya Financial Inc.	5.700%	7/15/43	350	381
Voya Financial Inc.	4.800%	6/15/46	300	291
Willis Towers Watson plc	5.750%	3/15/21	265	288
WR Berkley Corp.	5.375%	9/15/20	50	53
WR Berkley Corp.	4.625%	3/15/22	225	241
XLIT Ltd.	5.750%	10/1/21	545	604
XLIT Ltd.	6.375%	11/15/24	100	116
XLIT Ltd.	4.450%	3/31/25	200	198
XLIT Ltd.	5.250%	12/15/43	100	103
XLIT Ltd.	5.500%	3/31/45	300	282
Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	249
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	316
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	76
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	307
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	247
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	199
American Campus Communities Operating Partnership
LP	3.350%	10/1/20	250	253
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	250	254
AvalonBay Communities Inc.	2.850%	3/15/23	200	196
AvalonBay Communities Inc.	4.200%	12/15/23	175	184
AvalonBay Communities Inc.	3.500%	11/15/24	250	250
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,295
AvalonBay Communities Inc.	2.950%	5/11/26	250	238
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
Boston Properties LP	3.700%	11/15/18	920	947
Boston Properties LP	5.625%	11/15/20	325	357
Boston Properties LP	4.125%	5/15/21	190	199
Boston Properties LP	3.850%	2/1/23	950	972
Boston Properties LP	3.125%	9/1/23	1,375	1,345
Boston Properties LP	2.750%	10/1/26	475	434
Brandywine Operating Partnership LP	4.950%	4/15/18	725	750
Brandywine Operating Partnership LP	4.100%	10/1/24	250	245
Brandywine Operating Partnership LP	4.550%	10/1/29	175	171
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,446
Brixmor Operating Partnership LP	4.125%	6/15/26	400	398
Camden Property Trust	4.250%	1/15/24	1,100	1,136
9 Care Capital Properties LP	5.125%	8/15/26	100	97
CBL & Associates LP	5.250%	12/1/23	600	587

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CBL & Associates LP	4.600%	10/15/24	175	163
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	99
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,064
Corporate Office Properties LP	3.700%	6/15/21	200	203
Corporate Office Properties LP	3.600%	5/15/23	200	192
CubeSmart LP	4.375%	12/15/23	350	365
CubeSmart LP	4.000%	11/15/25	160	162
CubeSmart LP	3.125%	9/1/26	425	397
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	201
DDR Corp.	7.875%	9/1/20	500	580
DDR Corp.	3.500%	1/15/21	225	227
DDR Corp.	4.625%	7/15/22	675	712
DDR Corp.	3.375%	5/15/23	400	388
DDR Corp.	4.250%	2/1/26	250	250
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,291
Digital Realty Trust LP	3.950%	7/1/22	900	919
Digital Realty Trust LP	3.625%	10/1/22	1,580	1,589
Duke Realty LP	3.625%	4/15/23	875	882
Duke Realty LP	3.250%	6/30/26	75	72
EPR Properties	5.750%	8/15/22	75	81
EPR Properties	5.250%	7/15/23	400	414
EPR Properties	4.500%	4/1/25	300	294
EPR Properties	4.750%	12/15/26	500	495
Equity CommonWealth	6.650%	1/15/18	1,175	1,200
ERP Operating LP	2.375%	7/1/19	375	377
ERP Operating LP	4.750%	7/15/20	215	230
ERP Operating LP	4.625%	12/15/21	69	75
ERP Operating LP	3.000%	4/15/23	625	613
ERP Operating LP	3.375%	6/1/25	350	347
ERP Operating LP	2.850%	11/1/26	300	281
ERP Operating LP	4.500%	7/1/44	550	555
ERP Operating LP	4.500%	6/1/45	350	351
Essex Portfolio LP	5.200%	3/15/21	175	190
Essex Portfolio LP	3.375%	1/15/23	1,150	1,148
Essex Portfolio LP	3.250%	5/1/23	50	49
Essex Portfolio LP	3.500%	4/1/25	200	196
Essex Portfolio LP	3.375%	4/15/26	300	288
Federal Realty Investment Trust	3.000%	8/1/22	175	175
Federal Realty Investment Trust	2.750%	6/1/23	325	316
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,010
Federal Realty Investment Trust	3.625%	8/1/46	100	87
HCP Inc.	2.625%	2/1/20	1,800	1,799
HCP Inc.	5.375%	2/1/21	80	87
HCP Inc.	3.150%	8/1/22	150	148
HCP Inc.	4.000%	12/1/22	2,135	2,182
HCP Inc.	3.400%	2/1/25	400	382
HCP Inc.	6.750%	2/1/41	175	204
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	159
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	99
Healthcare Realty Trust Inc.	3.875%	5/1/25	375	368
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	176
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	100
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	451
Highwoods Realty LP	3.200%	6/15/21	500	501
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,024
Hospitality Properties Trust	4.500%	6/15/23	374	371
Hospitality Properties Trust	4.650%	3/15/24	100	99
Hospitality Properties Trust	4.500%	3/15/25	125	121
Hospitality Properties Trust	5.250%	2/15/26	225	227
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,225
Host Hotels & Resorts LP	3.750%	10/15/23	240	235
Host Hotels & Resorts LP	4.000%	6/15/25	175	172
Kilroy Realty LP	4.800%	7/15/18	800	828
Kilroy Realty LP	3.800%	1/15/23	100	101

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kimco Realty Corp.	6.875%	10/1/19	50	56
Kimco Realty Corp.	3.200%	5/1/21	500	506
Kimco Realty Corp.	3.125%	6/1/23	550	542
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,199
Kite Realty Group LP	4.000%	10/1/26	725	691
Lexington Realty Trust	4.400%	6/15/24	200	195
Liberty Property LP	3.375%	6/15/23	575	568
Liberty Property LP	4.400%	2/15/24	325	341
Liberty Property LP	3.750%	4/1/25	725	728
Mack-Cali Realty LP	4.500%	4/18/22	225	225
Mid-America Apartments LP	4.300%	10/15/23	350	364
Mid-America Apartments LP	3.750%	6/15/24	200	199
National Retail Properties Inc.	5.500%	7/15/21	50	55
National Retail Properties Inc.	3.800%	10/15/22	500	514
National Retail Properties Inc.	3.900%	6/15/24	275	280
National Retail Properties Inc.	4.000%	11/15/25	450	456
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	276
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	170
Omega Healthcare Investors Inc.	5.250%	1/15/26	2,250	2,301
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	951
Piedmont Operating Partnership LP	3.400%	6/1/23	125	118
Piedmont Operating Partnership LP	4.450%	3/15/24	275	271
Post Apartment Homes LP	3.375%	12/1/22	100	99
ProLogis LP	2.750%	2/15/19	875	888
Realty Income Corp.	2.000%	1/31/18	575	576
Realty Income Corp.	6.750%	8/15/19	935	1,045
Realty Income Corp.	3.250%	10/15/22	100	100
Realty Income Corp.	3.875%	7/15/24	250	253
Realty Income Corp.	4.125%	10/15/26	125	128
Realty Income Corp.	3.000%	1/15/27	400	374
Regency Centers LP	3.750%	6/15/24	525	527
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	150	153
Retail Properties of America Inc.	4.000%	3/15/25	475	452
Select Income REIT	2.850%	2/1/18	175	176
Select Income REIT	4.150%	2/1/22	225	222
Select Income REIT	4.500%	2/1/25	250	241
Senior Housing Properties Trust	3.250%	5/1/19	475	476
Senior Housing Properties Trust	4.750%	5/1/24	175	176
Simon Property Group LP	2.200%	2/1/19	2,700	2,722
Simon Property Group LP	5.650%	2/1/20	1,250	1,364
Simon Property Group LP	4.375%	3/1/21	555	593
Simon Property Group LP	4.125%	12/1/21	525	559
Simon Property Group LP	2.350%	1/30/22	500	493
Simon Property Group LP	3.375%	3/15/22	250	257
Simon Property Group LP	2.750%	2/1/23	400	394
Simon Property Group LP	3.750%	2/1/24	500	517
Simon Property Group LP	3.300%	1/15/26	100	99
Simon Property Group LP	3.250%	11/30/26	600	587
Simon Property Group LP	6.750%	2/1/40	300	400
Simon Property Group LP	4.750%	3/15/42	225	238
Simon Property Group LP	4.250%	11/30/46	500	490
Sovran Acquisition LP	3.500%	7/1/26	1,175	1,112
9 Spirit Realty LP	4.450%	9/15/26	275	258
Tanger Properties LP	3.875%	12/1/23	125	126
Tanger Properties LP	3.750%	12/1/24	200	199
Tanger Properties LP	3.125%	9/1/26	375	350
UDR Inc.	4.250%	6/1/18	400	413
UDR Inc.	3.700%	10/1/20	150	154
UDR Inc.	4.625%	1/10/22	125	133
UDR Inc.	2.950%	9/1/26	600	558
Ventas Realty LP	3.125%	6/15/23	850	831
Ventas Realty LP	3.750%	5/1/24	200	201
Ventas Realty LP	5.700%	9/30/43	450	510
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	326

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	596
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,568	1,683
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	148
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	504
VEREIT Operating Partnership LP	4.875%	6/1/26	1,350	1,370
Vornado Realty LP	2.500%	6/30/19	275	275
Vornado Realty LP	5.000%	1/15/22	100	108
Washington Prime Group LP	3.850%	4/1/20	200	200
Washington REIT	4.950%	10/1/20	125	131
Washington REIT	3.950%	10/15/22	100	99
Weingarten Realty Investors	3.375%	10/15/22	200	198
Weingarten Realty Investors	3.500%	4/15/23	250	248
Weingarten Realty Investors	4.450%	1/15/24	75	78
Welltower Inc.	2.250%	3/15/18	575	577
Welltower Inc.	4.125%	4/1/19	300	311
Welltower Inc.	4.950%	1/15/21	750	806
Welltower Inc.	5.250%	1/15/22	425	466
Welltower Inc.	3.750%	3/15/23	325	331
Welltower Inc.	4.500%	1/15/24	125	132
Welltower Inc.	4.000%	6/1/25	1,125	1,148
Welltower Inc.	4.250%	4/1/26	450	466
Welltower Inc.	6.500%	3/15/41	200	238
Welltower Inc.	5.125%	3/15/43	175	178
WP Carey Inc.	4.600%	4/1/24	300	303
WP Carey Inc.	4.000%	2/1/25	200	192
WP Carey Inc.	4.250%	10/1/26	300	289
				1,054,177
Industrial (6.8%)
Basic Industry (0.4%)
Agrium Inc.	6.750%	1/15/19	1,350	1,465
Agrium Inc.	3.150%	10/1/22	2,310	2,299
Agrium Inc.	3.500%	6/1/23	275	279
Agrium Inc.	3.375%	3/15/25	550	534
Agrium Inc.	4.125%	3/15/35	250	229
Agrium Inc.	4.900%	6/1/43	125	125
Agrium Inc.	5.250%	1/15/45	500	523
Air Products & Chemicals Inc.	3.000%	11/3/21	190	195
Air Products & Chemicals Inc.	2.750%	2/3/23	200	198
Air Products & Chemicals Inc.	3.350%	7/31/24	700	714
Airgas Inc.	3.050%	8/1/20	200	203
Airgas Inc.	3.650%	7/15/24	750	773
Albemarle Corp.	3.000%	12/1/19	250	255
Albemarle Corp.	4.500%	12/15/20	50	53
Albemarle Corp.	4.150%	12/1/24	300	307
Albemarle Corp.	5.450%	12/1/44	325	348
Barrick Gold Corp.	4.100%	5/1/23	480	491
Barrick Gold Corp.	5.250%	4/1/42	500	488
Barrick North America Finance LLC	4.400%	5/30/21	461	487
Barrick North America Finance LLC	7.500%	9/15/38	25	29
Barrick North America Finance LLC	5.700%	5/30/41	750	768
Barrick North America Finance LLC	5.750%	5/1/43	1,200	1,272
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	100	105
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	301
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	494
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	1,600	1,647
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,025	1,027
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	817
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,175
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,675
Braskem Finance Ltd.	6.450%	2/3/24	200	211
Cabot Corp.	2.550%	1/15/18	550	552
Cabot Corp.	3.700%	7/15/22	50	51

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	207
Domtar Corp.	6.250%	9/1/42	50	49
Domtar Corp.	6.750%	2/15/44	400	408
Dow Chemical Co.	8.550%	5/15/19	1,810	2,069
Dow Chemical Co.	4.250%	11/15/20	1,630	1,725
Dow Chemical Co.	4.125%	11/15/21	2,035	2,150
Dow Chemical Co.	3.000%	11/15/22	700	696
Dow Chemical Co.	3.500%	10/1/24	600	604
Dow Chemical Co.	7.375%	11/1/29	100	130
Dow Chemical Co.	4.250%	10/1/34	350	342
Dow Chemical Co.	9.400%	5/15/39	760	1,168
Dow Chemical Co.	5.250%	11/15/41	375	402
Dow Chemical Co.	4.375%	11/15/42	900	871
Dow Chemical Co.	4.625%	10/1/44	500	497
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,189
Eastman Chemical Co.	2.700%	1/15/20	400	401
Eastman Chemical Co.	3.600%	8/15/22	317	324
Eastman Chemical Co.	4.800%	9/1/42	400	394
Eastman Chemical Co.	4.650%	10/15/44	1,000	989
Ecolab Inc.	1.550%	1/12/18	500	501
Ecolab Inc.	2.000%	1/14/19	200	200
Ecolab Inc.	2.250%	1/12/20	200	199
Ecolab Inc.	4.350%	12/8/21	463	498
Ecolab Inc.	3.250%	1/14/23	200	203
Ecolab Inc.	2.700%	11/1/26	600	569
Ecolab Inc.	5.500%	12/8/41	625	729
Ecolab Inc.	3.700%	11/1/46	400	362
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	742
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	320
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,473
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	370
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	73
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	611
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	470
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	117
Fibria Overseas Finance Ltd.	5.250%	5/12/24	250	254
FMC Corp.	3.950%	2/1/22	150	152
FMC Corp.	4.100%	2/1/24	750	749
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,779
Goldcorp Inc.	2.125%	3/15/18	1,100	1,098
Goldcorp Inc.	3.700%	3/15/23	600	589
Goldcorp Inc.	5.450%	6/9/44	550	538
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	49
International Paper Co.	7.500%	8/15/21	910	1,091
International Paper Co.	4.750%	2/15/22	413	445
International Paper Co.	3.650%	6/15/24	400	405
International Paper Co.	3.800%	1/15/26	350	353
International Paper Co.	3.000%	2/15/27	1,500	1,410
International Paper Co.	5.000%	9/15/35	150	158
International Paper Co.	7.300%	11/15/39	805	1,025
International Paper Co.	6.000%	11/15/41	300	336
International Paper Co.	4.800%	6/15/44	500	493
International Paper Co.	5.150%	5/15/46	525	547
International Paper Co.	4.400%	8/15/47	850	802
LYB International Finance BV	4.000%	7/15/23	500	522
LYB International Finance BV	5.250%	7/15/43	500	536
LYB International Finance BV	4.875%	3/15/44	400	412
LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,795
LyondellBasell Industries NV	6.000%	11/15/21	3,175	3,592
LyondellBasell Industries NV	4.625%	2/26/55	950	876
Meadwestvaco Corp.	7.950%	2/15/31	300	397
Monsanto Co.	2.125%	7/15/19	800	798
Monsanto Co.	2.750%	7/15/21	600	595
Monsanto Co.	2.200%	7/15/22	175	166

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monsanto Co.	2.850%	4/15/25	250	237
Monsanto Co.	4.200%	7/15/34	400	382
Monsanto Co.	5.875%	4/15/38	375	414
Monsanto Co.	3.600%	7/15/42	250	208
Monsanto Co.	4.400%	7/15/44	400	386
Monsanto Co.	3.950%	4/15/45	1,300	1,134
Monsanto Co.	4.700%	7/15/64	600	540
Mosaic Co.	3.750%	11/15/21	1,115	1,142
Mosaic Co.	4.250%	11/15/23	1,500	1,509
Mosaic Co.	5.450%	11/15/33	100	99
Mosaic Co.	4.875%	11/15/41	130	113
Mosaic Co.	5.625%	11/15/43	150	144
Newmont Mining Corp.	5.125%	10/1/19	475	508
Newmont Mining Corp.	5.875%	4/1/35	325	352
Newmont Mining Corp.	6.250%	10/1/39	500	552
Newmont Mining Corp.	4.875%	3/15/42	950	897
Nucor Corp.	5.850%	6/1/18	875	922
Nucor Corp.	4.125%	9/15/22	200	212
Nucor Corp.	4.000%	8/1/23	325	339
Nucor Corp.	6.400%	12/1/37	325	405
Nucor Corp.	5.200%	8/1/43	400	451
Packaging Corp. of America	3.900%	6/15/22	275	282
Packaging Corp. of America	4.500%	11/1/23	425	449
Packaging Corp. of America	3.650%	9/15/24	500	499
Placer Dome Inc.	6.450%	10/15/35	375	395
Plum Creek Timberlands LP	4.700%	3/15/21	275	291
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,284
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	235
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	300	301
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	200	215
PPG Industries Inc.	2.300%	11/15/19	700	702
PPG Industries Inc.	3.600%	11/15/20	27	28
Praxair Inc.	4.500%	8/15/19	175	186
Praxair Inc.	4.050%	3/15/21	875	927
Praxair Inc.	3.000%	9/1/21	325	330
Praxair Inc.	2.450%	2/15/22	850	842
Praxair Inc.	2.650%	2/5/25	500	483
Praxair Inc.	3.550%	11/7/42	300	278
Rayonier Inc.	3.750%	4/1/22	125	124
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	226
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	352
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	477
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	426	492
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	186
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,046
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,303
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	290
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	646
Rio Tinto Finance USA plc	3.500%	3/22/22	26	27
Rio Tinto Finance USA plc	4.750%	3/22/42	625	669
Rohm & Haas Co.	7.850%	7/15/29	300	404
RPM International Inc.	6.125%	10/15/19	75	82
RPM International Inc.	3.450%	11/15/22	250	248
Sherwin-Williams Co.	3.450%	8/1/25	900	887
Sherwin-Williams Co.	4.550%	8/1/45	270	266
Southern Copper Corp.	5.375%	4/16/20	200	217
Southern Copper Corp.	3.500%	11/8/22	1,600	1,592
Southern Copper Corp.	3.875%	4/23/25	650	636
Southern Copper Corp.	7.500%	7/27/35	425	490
Southern Copper Corp.	6.750%	4/16/40	250	268
Southern Copper Corp.	5.875%	4/23/45	2,650	2,600
Syngenta Finance NV	3.125%	3/28/22	250	248
Syngenta Finance NV	4.375%	3/28/42	150	133
Vale Canada Ltd.	7.200%	9/15/32	100	99

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vale Overseas Ltd.	5.625%	9/15/19	1,050	1,108
Vale Overseas Ltd.	5.875%	6/10/21	3,000	3,131
Vale Overseas Ltd.	4.375%	1/11/22	1,045	1,027
Vale Overseas Ltd.	6.250%	8/10/26	400	417
Vale Overseas Ltd.	8.250%	1/17/34	375	414
Vale Overseas Ltd.	6.875%	11/21/36	735	726
Vale Overseas Ltd.	6.875%	11/10/39	860	840
Vale SA	5.625%	9/11/42	2,550	2,254
Valspar Corp.	7.250%	6/15/19	350	387
Valspar Corp.	4.200%	1/15/22	25	26
Valspar Corp.	3.950%	1/15/26	600	598
Westlake Chemical Corp.	3.600%	7/15/22	50	50
9 Westlake Chemical Corp.	3.600%	8/15/26	600	573
9 Westlake Chemical Corp.	5.000%	8/15/46	600	592
Westrock MWV LLC	8.200%	1/15/30	500	652
WestRock RKT Co.	3.500%	3/1/20	1,725	1,754
WestRock RKT Co.	4.900%	3/1/22	250	271
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,209
Weyerhaeuser Co.	8.500%	1/15/25	150	193
Weyerhaeuser Co.	7.375%	3/15/32	625	789
Weyerhaeuser Co.	6.875%	12/15/33	125	151
Worthington Industries Inc.	4.550%	4/15/26	100	98
Yamana Gold Inc.	4.950%	7/15/24	640	626
Capital Goods (0.6%)
3M Co.	1.375%	8/7/18	225	225
3M Co.	2.000%	8/7/20	325	324
3M Co.	1.625%	9/19/21	450	438
3M Co.	3.000%	8/7/25	350	352
3M Co.	2.250%	9/19/26	800	746
3M Co.	6.375%	2/15/28	350	448
3M Co.	5.700%	3/15/37	255	320
3M Co.	3.125%	9/19/46	500	442
ABB Finance USA Inc.	2.875%	5/8/22	375	377
ABB Finance USA Inc.	4.375%	5/8/42	150	157
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	220
Bemis Co. Inc.	3.100%	9/15/26	300	286
Boeing Capital Corp.	4.700%	10/27/19	125	135
Boeing Co.	0.950%	5/15/18	125	124
Boeing Co.	6.000%	3/15/19	550	599
Boeing Co.	4.875%	2/15/20	525	569
Boeing Co.	1.650%	10/30/20	350	343
Boeing Co.	2.200%	10/30/22	2,000	1,953
Boeing Co.	2.850%	10/30/24	200	200
Boeing Co.	2.600%	10/30/25	1,300	1,258
Boeing Co.	2.250%	6/15/26	250	234
Boeing Co.	6.625%	2/15/38	100	135
Boeing Co.	6.875%	3/15/39	250	351
Boeing Co.	5.875%	2/15/40	295	372
Boeing Co.	3.500%	3/1/45	300	275
Boeing Co.	3.375%	6/15/46	750	680
Carlisle Cos. Inc.	3.750%	11/15/22	175	173
Caterpillar Financial Services Corp.	1.500%	2/23/18	1,100	1,099
Caterpillar Financial Services Corp.	1.300%	3/1/18	325	324
Caterpillar Financial Services Corp.	1.800%	11/13/18	550	551
Caterpillar Financial Services Corp.	7.150%	2/15/19	435	482
Caterpillar Financial Services Corp.	1.350%	5/18/19	750	738
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	502
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	301
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	743
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	499
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	768
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	200
9 Caterpillar Financial Services Corp.	1.931%	10/1/21	875	842

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	736
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	202
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	188
Caterpillar Inc.	3.900%	5/27/21	720	758
Caterpillar Inc.	2.600%	6/26/22	125	124
Caterpillar Inc.	3.400%	5/15/24	750	769
Caterpillar Inc.	6.050%	8/15/36	720	899
Caterpillar Inc.	5.200%	5/27/41	500	575
Caterpillar Inc.	3.803%	8/15/42	1,329	1,279
Caterpillar Inc.	4.300%	5/15/44	1,000	1,039
Crane Co.	2.750%	12/15/18	550	559
Crane Co.	4.450%	12/15/23	400	411
CRH America Inc.	5.750%	1/15/21	985	1,089
Deere & Co.	2.600%	6/8/22	700	694
Deere & Co.	5.375%	10/16/29	455	544
Deere & Co.	8.100%	5/15/30	550	796
Deere & Co.	7.125%	3/3/31	400	541
Deere & Co.	3.900%	6/9/42	1,000	997
Dover Corp.	4.300%	3/1/21	145	154
Dover Corp.	6.600%	3/15/38	350	459
Dover Corp.	5.375%	3/1/41	480	561
Eaton Corp.	5.600%	5/15/18	550	578
Eaton Corp.	2.750%	11/2/22	575	568
Eaton Corp.	4.000%	11/2/32	815	806
Eaton Corp.	4.150%	11/2/42	75	73
Eaton Electric Holdings LLC	3.875%	12/15/20	150	155
Embraer Netherlands Finance BV	5.050%	6/15/25	650	646
9 Embraer Overseas Ltd.	5.696%	9/16/23	350	366
Emerson Electric Co.	5.250%	10/15/18	525	558
Emerson Electric Co.	4.875%	10/15/19	125	135
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	12/1/21	450	454
Emerson Electric Co.	2.625%	2/15/23	300	297
Emerson Electric Co.	3.150%	6/1/25	450	455
Emerson Electric Co.	6.000%	8/15/32	150	181
Emerson Electric Co.	6.125%	4/15/39	125	158
Emerson Electric Co.	5.250%	11/15/39	135	155
Exelis Inc.	5.550%	10/1/21	200	220
FLIR Systems Inc.	3.125%	6/15/21	200	200
Flowserve Corp.	3.500%	9/15/22	1,325	1,324
Flowserve Corp.	4.000%	11/15/23	375	379
9 Fortive Corp.	1.800%	6/15/19	100	99
9 Fortive Corp.	2.350%	6/15/21	700	690
9 Fortive Corp.	3.150%	6/15/26	585	575
9 Fortive Corp.	4.300%	6/15/46	375	369
Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	277
Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	255
General Dynamics Corp.	3.875%	7/15/21	250	265
General Dynamics Corp.	2.250%	11/15/22	900	885
General Dynamics Corp.	1.875%	8/15/23	350	331
General Dynamics Corp.	2.125%	8/15/26	350	322
General Dynamics Corp.	3.600%	11/15/42	125	118
General Electric Capital Corp.	5.625%	5/1/18	200	211
General Electric Capital Corp.	6.000%	8/7/19	1,283	1,418
General Electric Capital Corp.	2.100%	12/11/19	100	101
General Electric Capital Corp.	5.500%	1/8/20	2,739	3,005
General Electric Capital Corp.	2.200%	1/9/20	644	646
General Electric Capital Corp.	5.550%	5/4/20	780	867
General Electric Capital Corp.	4.375%	9/16/20	806	866
General Electric Capital Corp.	4.625%	1/7/21	490	531
General Electric Capital Corp.	5.300%	2/11/21	714	791
General Electric Capital Corp.	4.650%	10/17/21	1,369	1,499
General Electric Capital Corp.	3.150%	9/7/22	318	325
General Electric Capital Corp.	3.100%	1/9/23	841	853

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Capital Corp.	3.450%	5/15/24	338	347
General Electric Capital Corp.	6.750%	3/15/32	1,885	2,499
General Electric Capital Corp.	6.150%	8/7/37	573	737
General Electric Capital Corp.	5.875%	1/14/38	2,187	2,748
General Electric Capital Corp.	6.875%	1/10/39	1,305	1,838
General Electric Co.	2.700%	10/9/22	1,900	1,898
General Electric Co.	3.375%	3/11/24	2,000	2,055
General Electric Co.	4.125%	10/9/42	2,050	2,068
General Electric Co.	4.500%	3/11/44	1,600	1,708
Harris Corp.	1.999%	4/27/18	225	225
Harris Corp.	2.700%	4/27/20	250	249
Harris Corp.	4.400%	12/15/20	1,400	1,477
Harris Corp.	3.832%	4/27/25	550	558
Harris Corp.	4.854%	4/27/35	350	366
Harris Corp.	6.150%	12/15/40	125	142
Harris Corp.	5.054%	4/27/45	325	341
Honeywell International Inc.	1.400%	10/30/19	475	471
Honeywell International Inc.	4.250%	3/1/21	805	869
Honeywell International Inc.	1.850%	11/1/21	750	732
Honeywell International Inc.	3.350%	12/1/23	1,325	1,359
Honeywell International Inc.	2.500%	11/1/26	400	378
Honeywell International Inc.	5.700%	3/15/37	105	129
Honeywell International Inc.	5.375%	3/1/41	1,355	1,647
Hubbell Inc.	3.350%	3/1/26	300	298
Illinois Tool Works Inc.	6.250%	4/1/19	450	492
Illinois Tool Works Inc.	3.375%	9/15/21	105	109
Illinois Tool Works Inc.	3.500%	3/1/24	430	444
Illinois Tool Works Inc.	2.650%	11/15/26	700	667
Illinois Tool Works Inc.	4.875%	9/15/41	105	118
Illinois Tool Works Inc.	3.900%	9/1/42	1,725	1,723
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	750	809
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	325	331
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	950	1,003
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	382
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	100	101
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	254
John Deere Capital Corp.	1.350%	1/16/18	1,500	1,499
John Deere Capital Corp.	1.750%	8/10/18	325	326
John Deere Capital Corp.	5.750%	9/10/18	530	565
John Deere Capital Corp.	1.950%	1/8/19	900	904
John Deere Capital Corp.	2.250%	4/17/19	150	151
John Deere Capital Corp.	1.250%	10/9/19	2,300	2,259
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,950
John Deere Capital Corp.	2.050%	3/10/20	750	746
John Deere Capital Corp.	2.450%	9/11/20	275	276
John Deere Capital Corp.	3.900%	7/12/21	125	133
John Deere Capital Corp.	3.150%	10/15/21	305	312
John Deere Capital Corp.	2.750%	3/15/22	75	75
John Deere Capital Corp.	2.800%	1/27/23	275	274
John Deere Capital Corp.	2.800%	3/6/23	1,000	998
John Deere Capital Corp.	3.350%	6/12/24	700	714
John Deere Capital Corp.	3.400%	9/11/25	325	334
John Deere Capital Corp.	2.650%	6/10/26	300	289
Johnson Controls International plc	5.000%	3/30/20	200	214
Johnson Controls International plc	4.250%	3/1/21	345	366
Johnson Controls International plc	3.750%	12/1/21	175	181
Johnson Controls International plc	0.000%	7/2/24	300	306
Johnson Controls International plc	3.900%	2/14/26	600	616
Johnson Controls International plc	6.000%	1/15/36	275	316
Johnson Controls International plc	5.700%	3/1/41	205	232
Johnson Controls International plc	5.250%	12/1/41	100	107
Johnson Controls International plc	0.000%	7/2/44	200	198
Johnson Controls International plc	5.125%	9/14/45	300	316
Johnson Controls International plc	0.000%	7/2/64	300	279

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kennametal Inc.	2.650%	11/1/19	200	198
Kennametal Inc.	3.875%	2/15/22	125	124
L3 Technologies Inc.	5.200%	10/15/19	825	888
L3 Technologies Inc.	4.750%	7/15/20	925	983
L3 Technologies Inc.	4.950%	2/15/21	575	619
L3 Technologies Inc.	3.950%	5/28/24	120	122
L3 Technologies Inc.	3.850%	12/15/26	200	199
Lafarge SA	7.125%	7/15/36	300	362
Leggett & Platt Inc.	3.800%	11/15/24	400	402
Legrand France SA	8.500%	2/15/25	250	323
Lennox International Inc.	3.000%	11/15/23	100	97
Lockheed Martin Corp.	1.850%	11/23/18	275	276
Lockheed Martin Corp.	4.250%	11/15/19	855	909
Lockheed Martin Corp.	2.500%	11/23/20	575	580
Lockheed Martin Corp.	3.350%	9/15/21	875	903
Lockheed Martin Corp.	3.100%	1/15/23	270	272
Lockheed Martin Corp.	2.900%	3/1/25	375	365
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,221
Lockheed Martin Corp.	3.600%	3/1/35	550	522
Lockheed Martin Corp.	4.500%	5/15/36	350	372
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,144
Lockheed Martin Corp.	5.500%	11/15/39	680	796
Lockheed Martin Corp.	5.720%	6/1/40	316	381
Lockheed Martin Corp.	3.800%	3/1/45	100	95
Lockheed Martin Corp.	4.700%	5/15/46	1,450	1,577
Martin Marietta Materials Inc.	6.600%	4/15/18	400	421
Mohawk Industries Inc.	3.850%	2/1/23	550	563
Northrop Grumman Corp.	1.750%	6/1/18	725	727
Northrop Grumman Corp.	5.050%	8/1/19	245	263
Northrop Grumman Corp.	3.500%	3/15/21	125	129
Northrop Grumman Corp.	3.250%	8/1/23	1,000	1,018
Northrop Grumman Corp.	3.200%	2/1/27	1,100	1,087
Northrop Grumman Corp.	5.050%	11/15/40	475	527
Northrop Grumman Corp.	4.750%	6/1/43	950	1,033
Owens Corning	4.200%	12/15/22	950	986
Owens Corning	4.200%	12/1/24	250	256
Owens Corning	3.400%	8/15/26	500	475
Parker-Hannifin Corp.	5.500%	5/15/18	1,725	1,816
Parker-Hannifin Corp.	3.500%	9/15/22	225	233
Parker-Hannifin Corp.	6.250%	5/15/38	75	96
Pentair Finance SA	2.650%	12/1/19	500	498
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,648
Precision Castparts Corp.	2.250%	6/15/20	300	301
Precision Castparts Corp.	2.500%	1/15/23	925	909
Precision Castparts Corp.	3.250%	6/15/25	700	705
Precision Castparts Corp.	3.900%	1/15/43	175	171
Precision Castparts Corp.	4.375%	6/15/45	350	369
Raytheon Co.	6.750%	3/15/18	125	133
Raytheon Co.	3.125%	10/15/20	425	438
Raytheon Co.	2.500%	12/15/22	1,425	1,417
Raytheon Co.	3.150%	12/15/24	500	503
Raytheon Co.	7.200%	8/15/27	75	101
Raytheon Co.	4.875%	10/15/40	225	253
Raytheon Co.	4.700%	12/15/41	925	1,019
Republic Services Inc.	3.800%	5/15/18	735	754
Republic Services Inc.	5.500%	9/15/19	525	571
Republic Services Inc.	5.000%	3/1/20	500	537
Republic Services Inc.	5.250%	11/15/21	1,650	1,830
Republic Services Inc.	3.550%	6/1/22	1,300	1,348
Republic Services Inc.	3.200%	3/15/25	500	492
Republic Services Inc.	6.200%	3/1/40	475	594
Republic Services Inc.	5.700%	5/15/41	500	598
Rockwell Automation Inc.	6.700%	1/15/28	200	256
Rockwell Automation Inc.	6.250%	12/1/37	325	401

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rockwell Collins Inc.	5.250%	7/15/19	50	54
Rockwell Collins Inc.	3.100%	11/15/21	675	676
Rockwell Collins Inc.	4.800%	12/15/43	235	244
Roper Technologies Inc.	2.050%	10/1/18	1,175	1,178
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,730
Snap-on Inc.	6.125%	9/1/21	300	347
Sonoco Products Co.	4.375%	11/1/21	1,940	2,025
Sonoco Products Co.	5.750%	11/1/40	765	853
Spirit AeroSystems Inc.	3.850%	6/15/26	335	327
Stanley Black & Decker Inc.	1.622%	11/17/18	300	298
Stanley Black & Decker Inc.	2.451%	11/17/18	400	404
Stanley Black & Decker Inc.	3.400%	12/1/21	450	464
Stanley Black & Decker Inc.	5.200%	9/1/40	150	162
Textron Inc.	7.250%	10/1/19	650	733
Textron Inc.	4.300%	3/1/24	625	650
Textron Inc.	3.875%	3/1/25	200	201
Textron Inc.	4.000%	3/15/26	300	300
Timken CO	3.875%	9/1/24	200	195
United Technologies Corp.	1.500%	11/1/19	400	397
United Technologies Corp.	4.500%	4/15/20	445	477
United Technologies Corp.	1.950%	11/1/21	900	881
United Technologies Corp.	3.100%	6/1/22	1,600	1,640
United Technologies Corp.	2.650%	11/1/26	1,075	1,028
United Technologies Corp.	6.700%	8/1/28	200	260
United Technologies Corp.	7.500%	9/15/29	100	139
United Technologies Corp.	5.400%	5/1/35	400	465
United Technologies Corp.	6.050%	6/1/36	285	356
United Technologies Corp.	6.125%	7/15/38	1,000	1,283
United Technologies Corp.	5.700%	4/15/40	625	762
United Technologies Corp.	4.500%	6/1/42	2,725	2,910
United Technologies Corp.	4.150%	5/15/45	50	50
United Technologies Corp.	3.750%	11/1/46	450	423
Valmont Industries Inc.	5.000%	10/1/44	290	254
Valmont Industries Inc.	5.250%	10/1/54	250	217
Vulcan Materials Co.	7.500%	6/15/21	400	471
Vulcan Materials Co.	4.500%	4/1/25	250	261
9 Wabtec Corp.	3.450%	11/15/26	700	673
Waste Management Inc.	6.100%	3/15/18	1,100	1,157
Waste Management Inc.	4.600%	3/1/21	275	295
Waste Management Inc.	2.400%	5/15/23	350	338
Waste Management Inc.	3.500%	5/15/24	700	721
Waste Management Inc.	3.125%	3/1/25	250	249
Waste Management Inc.	3.900%	3/1/35	250	247
Waste Management Inc.	4.100%	3/1/45	500	494
WW Grainger Inc.	4.600%	6/15/45	1,050	1,120
WW Grainger Inc.	3.750%	5/15/46	325	303
Xylem Inc.	4.375%	11/1/46	400	393
Communication (1.1%)
21st Century Fox America Inc.	6.900%	3/1/19	660	725
21st Century Fox America Inc.	5.650%	8/15/20	500	550
21st Century Fox America Inc.	4.500%	2/15/21	671	717
21st Century Fox America Inc.	3.000%	9/15/22	500	497
21st Century Fox America Inc.	4.000%	10/1/23	275	285
21st Century Fox America Inc.	3.700%	10/15/25	400	404
21st Century Fox America Inc.	6.550%	3/15/33	392	477
21st Century Fox America Inc.	6.200%	12/15/34	975	1,142
21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,788
21st Century Fox America Inc.	8.150%	10/17/36	385	522
21st Century Fox America Inc.	6.150%	3/1/37	970	1,133
21st Century Fox America Inc.	6.900%	8/15/39	425	531
21st Century Fox America Inc.	6.150%	2/15/41	350	413
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,810
21st Century Fox America Inc.	4.750%	9/15/44	450	447

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
9 21st Century Fox America Inc.	4.750%	11/15/46	200	200
9 Activision Blizzard Inc.	2.300%	9/15/21	400	388
9 Activision Blizzard Inc.	3.400%	9/15/26	1,600	1,502
America Movil SAB de CV	5.000%	10/16/19	850	911
America Movil SAB de CV	5.000%	3/30/20	1,460	1,556
America Movil SAB de CV	3.125%	7/16/22	1,050	1,037
America Movil SAB de CV	6.375%	3/1/35	200	232
America Movil SAB de CV	6.125%	11/15/37	300	343
America Movil SAB de CV	6.125%	3/30/40	2,710	3,113
America Movil SAB de CV	4.375%	7/16/42	425	393
American Tower Corp.	4.500%	1/15/18	1,400	1,437
American Tower Corp.	2.800%	6/1/20	600	601
American Tower Corp.	5.050%	9/1/20	155	166
American Tower Corp.	3.300%	2/15/21	600	607
American Tower Corp.	5.900%	11/1/21	3,249	3,639
American Tower Corp.	2.250%	1/15/22	350	335
American Tower Corp.	5.000%	2/15/24	2,150	2,307
American Tower Corp.	4.000%	6/1/25	425	425
American Tower Corp.	3.375%	10/15/26	639	604
American Tower Corp.	3.125%	1/15/27	325	299
AT&T Corp.	8.250%	11/15/31	931	1,279
AT&T Inc.	5.500%	2/1/18	2,385	2,475
AT&T Inc.	5.600%	5/15/18	250	262
AT&T Inc.	2.375%	11/27/18	1,050	1,058
AT&T Inc.	5.800%	2/15/19	225	241
AT&T Inc.	2.300%	3/11/19	625	627
AT&T Inc.	5.875%	10/1/19	1,880	2,054
AT&T Inc.	5.200%	3/15/20	1,150	1,235
AT&T Inc.	2.450%	6/30/20	1,950	1,933
AT&T Inc.	4.600%	2/15/21	425	449
AT&T Inc.	5.000%	3/1/21	925	994
AT&T Inc.	4.450%	5/15/21	485	512
AT&T Inc.	3.875%	8/15/21	5,815	5,991
AT&T Inc.	3.000%	2/15/22	600	595
AT&T Inc.	3.000%	6/30/22	2,000	1,961
AT&T Inc.	2.625%	12/1/22	875	837
AT&T Inc.	3.600%	2/17/23	2,650	2,659
AT&T Inc.	4.450%	4/1/24	575	598
AT&T Inc.	3.950%	1/15/25	2,225	2,225
AT&T Inc.	3.400%	5/15/25	3,500	3,359
AT&T Inc.	4.125%	2/17/26	1,100	1,110
AT&T Inc.	6.450%	6/15/34	795	898
AT&T Inc.	4.500%	5/15/35	800	772
AT&T Inc.	6.500%	9/1/37	348	409
AT&T Inc.	6.300%	1/15/38	710	802
AT&T Inc.	6.550%	2/15/39	610	710
AT&T Inc.	6.350%	3/15/40	275	313
AT&T Inc.	5.350%	9/1/40	2,555	2,600
AT&T Inc.	6.375%	3/1/41	1,225	1,409
AT&T Inc.	5.550%	8/15/41	160	167
AT&T Inc.	5.150%	3/15/42	825	821
AT&T Inc.	4.300%	12/15/42	1,773	1,585
AT&T Inc.	4.800%	6/15/44	2,550	2,413
AT&T Inc.	4.350%	6/15/45	1,325	1,173
AT&T Inc.	4.750%	5/15/46	2,250	2,131
AT&T Inc.	5.650%	2/15/47	750	805
AT&T Inc.	4.500%	3/9/48	2,918	2,626
AT&T Inc.	4.550%	3/9/49	1,187	1,066
AT&T Mobility LLC	7.125%	12/15/31	400	495
Bellsouth Capital Funding Corp.	7.875%	2/15/30	278	347
BellSouth LLC	6.875%	10/15/31	206	240
BellSouth LLC	6.550%	6/15/34	211	231
BellSouth LLC	6.000%	11/15/34	94	97
BellSouth Telecommunications LLC	6.375%	6/1/28	790	878

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
British Telecommunications plc	5.950%	1/15/18	1,440	1,500
British Telecommunications plc	2.350%	2/14/19	200	201
British Telecommunications plc	9.125%	12/15/30	1,778	2,694
CBS Corp.	2.300%	8/15/19	350	351
CBS Corp.	5.750%	4/15/20	360	397
CBS Corp.	4.300%	2/15/21	550	583
CBS Corp.	3.375%	3/1/22	725	737
CBS Corp.	3.700%	8/15/24	575	579
CBS Corp.	3.500%	1/15/25	500	493
CBS Corp.	2.900%	1/15/27	500	462
CBS Corp.	7.875%	7/30/30	300	405
CBS Corp.	5.500%	5/15/33	200	208
CBS Corp.	4.850%	7/1/42	475	465
CBS Corp.	4.900%	8/15/44	650	649
CBS Corp.	4.600%	1/15/45	650	626
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	1,016
Charter Communications Operating LLC / Charter
Communications Operating Capital	3.579%	7/23/20	850	866
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.464%	7/23/22	750	786
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.908%	7/23/25	3,650	3,834
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.384%	10/23/35	1,375	1,566
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.484%	10/23/45	2,275	2,626
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.834%	10/23/55	325	379
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,492
Comcast Cable Communications LLC	8.875%	5/1/17	850	871
Comcast Corp.	5.700%	5/15/18	1,475	1,557
Comcast Corp.	5.700%	7/1/19	1,305	1,428
Comcast Corp.	3.125%	7/15/22	100	102
Comcast Corp.	2.750%	3/1/23	1,625	1,609
Comcast Corp.	3.600%	3/1/24	350	361
Comcast Corp.	3.375%	8/15/25	1,000	1,004
Comcast Corp.	3.150%	3/1/26	3,000	2,955
Comcast Corp.	4.250%	1/15/33	2,450	2,537
Comcast Corp.	7.050%	3/15/33	1,125	1,506
Comcast Corp.	5.650%	6/15/35	1,450	1,721
Comcast Corp.	6.500%	11/15/35	1,075	1,380
Comcast Corp.	3.200%	7/15/36	650	582
Comcast Corp.	6.450%	3/15/37	900	1,154
Comcast Corp.	6.950%	8/15/37	1,220	1,659
Comcast Corp.	6.400%	5/15/38	600	768
Comcast Corp.	4.650%	7/15/42	1,410	1,462
Comcast Corp.	4.500%	1/15/43	225	231
Comcast Corp.	4.750%	3/1/44	665	710
Comcast Corp.	4.600%	8/15/45	925	961
Comcast Corp.	3.400%	7/15/46	925	799
Crown Castle International Corp.	3.400%	2/15/21	1,600	1,620
Crown Castle International Corp.	2.250%	9/1/21	300	289
Crown Castle International Corp.	4.875%	4/15/22	550	587
Crown Castle International Corp.	5.250%	1/15/23	1,000	1,084
Crown Castle International Corp.	4.450%	2/15/26	1,200	1,238
Crown Castle International Corp.	3.700%	6/15/26	650	637
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	350
Deutsche Telekom International Finance BV	6.000%	7/8/19	675	738
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,750	4,039
Discovery Communications LLC	5.050%	6/1/20	1,150	1,234
Discovery Communications LLC	4.375%	6/15/21	655	690
Discovery Communications LLC	3.300%	5/15/22	125	124
Discovery Communications LLC	3.250%	4/1/23	500	489
Discovery Communications LLC	3.450%	3/15/25	1,000	952

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Discovery Communications LLC	4.900%	3/11/26	500	526
Discovery Communications LLC	4.875%	4/1/43	125	115
Electronic Arts Inc.	3.700%	3/1/21	475	490
Electronic Arts Inc.	4.800%	3/1/26	375	395
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,475
Grupo Televisa SAB	6.625%	3/18/25	450	510
Grupo Televisa SAB	4.625%	1/30/26	1,000	1,010
Grupo Televisa SAB	8.500%	3/11/32	50	61
Grupo Televisa SAB	6.625%	1/15/40	500	527
Grupo Televisa SAB	6.125%	1/31/46	550	546
GTE Corp.	6.940%	4/15/28	400	495
Historic TW Inc.	6.625%	5/15/29	76	93
Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	501
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	839
Koninklijke KPN NV	8.375%	10/1/30	600	799
Moody's Corp.	2.750%	7/15/19	400	404
Moody's Corp.	4.500%	9/1/22	1,300	1,387
Moody's Corp.	5.250%	7/15/44	275	301
NBCUniversal Media LLC	5.150%	4/30/20	925	1,012
NBCUniversal Media LLC	4.375%	4/1/21	205	221
NBCUniversal Media LLC	2.875%	1/15/23	1,250	1,247
NBCUniversal Media LLC	6.400%	4/30/40	350	452
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,313
NBCUniversal Media LLC	4.450%	1/15/43	400	407
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	219
Omnicom Group Inc.	6.250%	7/15/19	175	193
Omnicom Group Inc.	4.450%	8/15/20	500	531
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,130
Omnicom Group Inc.	3.650%	11/1/24	900	901
Omnicom Group Inc.	3.600%	4/15/26	1,950	1,924
Orange SA	5.375%	7/8/19	1,025	1,104
Orange SA	1.625%	11/3/19	800	787
Orange SA	4.125%	9/14/21	902	952
Orange SA	9.000%	3/1/31	2,235	3,362
Orange SA	5.375%	1/13/42	575	645
Orange SA	5.500%	2/6/44	435	500
Pacific Bell Telephone Co.	7.125%	3/15/26	200	240
Qwest Corp.	6.750%	12/1/21	410	447
Qwest Corp.	7.250%	9/15/25	175	186
Qwest Corp.	6.875%	9/15/33	1,018	963
Qwest Corp.	7.125%	11/15/43	550	523
RELX Capital Inc.	8.625%	1/15/19	259	291
RELX Capital Inc.	3.125%	10/15/22	705	696
Rogers Communications Inc.	6.800%	8/15/18	950	1,023
Rogers Communications Inc.	3.000%	3/15/23	230	228
Rogers Communications Inc.	4.100%	10/1/23	225	235
Rogers Communications Inc.	3.625%	12/15/25	475	480
Rogers Communications Inc.	4.500%	3/15/43	540	527
Rogers Communications Inc.	5.000%	3/15/44	950	1,014
S&P Global Inc.	2.500%	8/15/18	350	353
S&P Global Inc.	3.300%	8/14/20	450	457
S&P Global Inc.	4.000%	6/15/25	450	460
S&P Global Inc.	4.400%	2/15/26	875	921
9 S&P Global Inc.	2.950%	1/22/27	625	582
S&P Global Inc.	6.550%	11/15/37	350	415
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	507
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	326
Scripps Networks Interactive Inc.	3.900%	11/15/24	250	254
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,039
Telefonica Emisiones SAU	5.877%	7/15/19	910	987
Telefonica Emisiones SAU	5.134%	4/27/20	705	754
Telefonica Emisiones SAU	5.462%	2/16/21	350	383
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,047
Telefonica Emisiones SAU	7.045%	6/20/36	1,485	1,717

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Telefonica Europe BV	8.250%	9/15/30	750	977
TELUS Corp.	2.800%	2/16/27	1,150	1,074
Thomson Reuters Corp.	6.500%	7/15/18	50	53
Thomson Reuters Corp.	4.700%	10/15/19	125	132
Thomson Reuters Corp.	4.300%	11/23/23	600	625
Thomson Reuters Corp.	3.850%	9/29/24	1,500	1,519
Thomson Reuters Corp.	3.350%	5/15/26	500	485
Thomson Reuters Corp.	5.500%	8/15/35	350	372
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,554
Thomson Reuters Corp.	5.650%	11/23/43	1,375	1,500
Time Warner Cable LLC	6.750%	7/1/18	475	507
Time Warner Cable LLC	8.750%	2/14/19	1,250	1,409
Time Warner Cable LLC	8.250%	4/1/19	700	787
Time Warner Cable LLC	5.000%	2/1/20	2,045	2,166
Time Warner Cable LLC	4.125%	2/15/21	500	517
Time Warner Cable LLC	4.000%	9/1/21	850	872
Time Warner Cable LLC	6.550%	5/1/37	550	623
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,757
Time Warner Cable LLC	6.750%	6/15/39	1,600	1,866
Time Warner Cable LLC	5.875%	11/15/40	700	744
Time Warner Cable LLC	5.500%	9/1/41	750	767
Time Warner Cable LLC	4.500%	9/15/42	800	722
Time Warner Cos. Inc.	7.570%	2/1/24	1,000	1,231
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,234
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,005
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	856
Time Warner Inc.	2.100%	6/1/19	550	549
Time Warner Inc.	4.875%	3/15/20	1,240	1,324
Time Warner Inc.	4.700%	1/15/21	700	749
Time Warner Inc.	4.750%	3/29/21	600	642
Time Warner Inc.	4.000%	1/15/22	205	213
Time Warner Inc.	4.050%	12/15/23	75	77
Time Warner Inc.	3.550%	6/1/24	525	520
Time Warner Inc.	3.600%	7/15/25	825	816
Time Warner Inc.	3.875%	1/15/26	350	350
Time Warner Inc.	3.800%	2/15/27	2,000	1,987
Time Warner Inc.	7.625%	4/15/31	635	860
Time Warner Inc.	7.700%	5/1/32	1,390	1,883
Time Warner Inc.	6.200%	3/15/40	150	173
Time Warner Inc.	6.100%	7/15/40	825	941
Time Warner Inc.	6.250%	3/29/41	325	378
Time Warner Inc.	5.375%	10/15/41	205	217
Time Warner Inc.	4.900%	6/15/42	250	248
Time Warner Inc.	5.350%	12/15/43	125	133
Time Warner Inc.	4.650%	6/1/44	525	502
Time Warner Inc.	4.850%	7/15/45	200	199
Verizon Communications Inc.	5.500%	2/15/18	925	964
Verizon Communications Inc.	6.100%	4/15/18	155	164
Verizon Communications Inc.	3.650%	9/14/18	3,630	3,749
Verizon Communications Inc.	1.375%	8/15/19	1,125	1,107
Verizon Communications Inc.	2.625%	2/21/20	1,223	1,233
Verizon Communications Inc.	4.500%	9/15/20	1,105	1,181
Verizon Communications Inc.	3.450%	3/15/21	300	308
Verizon Communications Inc.	4.600%	4/1/21	2,040	2,186
Verizon Communications Inc.	1.750%	8/15/21	950	909
Verizon Communications Inc.	3.000%	11/1/21	3,300	3,324
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,071
Verizon Communications Inc.	2.450%	11/1/22	2,925	2,822
Verizon Communications Inc.	5.150%	9/15/23	5,515	6,081
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,352
Verizon Communications Inc.	3.500%	11/1/24	1,000	995
Verizon Communications Inc.	2.625%	8/15/26	2,025	1,863
Verizon Communications Inc.	7.750%	12/1/30	615	824
Verizon Communications Inc.	6.400%	9/15/33	563	679

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	5.050%	3/15/34	845	890
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,163
Verizon Communications Inc.	5.850%	9/15/35	500	570
Verizon Communications Inc.	4.272%	1/15/36	1,744	1,677
Verizon Communications Inc.	6.250%	4/1/37	775	915
Verizon Communications Inc.	6.400%	2/15/38	835	996
Verizon Communications Inc.	6.900%	4/15/38	225	274
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,551
Verizon Communications Inc.	6.000%	4/1/41	445	511
Verizon Communications Inc.	4.750%	11/1/41	625	613
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,077
Verizon Communications Inc.	6.550%	9/15/43	1,898	2,352
Verizon Communications Inc.	4.125%	8/15/46	2,480	2,239
Verizon Communications Inc.	4.862%	8/21/46	2,567	2,597
Verizon Communications Inc.	4.522%	9/15/48	2,716	2,586
Verizon Communications Inc.	5.012%	8/21/54	4,363	4,329
Verizon Communications Inc.	4.672%	3/15/55	4,302	4,050
Viacom Inc.	2.500%	9/1/18	175	176
Viacom Inc.	2.200%	4/1/19	625	619
Viacom Inc.	5.625%	9/15/19	750	807
Viacom Inc.	2.750%	12/15/19	825	821
Viacom Inc.	3.875%	12/15/21	495	499
Viacom Inc.	3.125%	6/15/22	75	73
Viacom Inc.	4.250%	9/1/23	1,375	1,377
Viacom Inc.	3.875%	4/1/24	625	604
Viacom Inc.	4.850%	12/15/34	375	334
Viacom Inc.	6.875%	4/30/36	940	1,019
Viacom Inc.	4.375%	3/15/43	1,212	965
Viacom Inc.	5.850%	9/1/43	1,075	1,053
Viacom Inc.	5.250%	4/1/44	150	136
Vodafone Group plc	1.500%	2/19/18	1,450	1,445
Vodafone Group plc	4.625%	7/15/18	125	130
Vodafone Group plc	5.450%	6/10/19	775	833
Vodafone Group plc	2.500%	9/26/22	450	429
Vodafone Group plc	2.950%	2/19/23	670	649
Vodafone Group plc	7.875%	2/15/30	425	553
Vodafone Group plc	6.250%	11/30/32	350	400
Vodafone Group plc	6.150%	2/27/37	605	685
Vodafone Group plc	4.375%	2/19/43	2,200	1,940
Walt Disney Co.	1.100%	12/1/17	850	849
Walt Disney Co.	1.650%	1/8/19	350	350
Walt Disney Co.	1.850%	5/30/19	725	728
Walt Disney Co.	2.150%	9/17/20	1,100	1,103
Walt Disney Co.	2.300%	2/12/21	550	553
Walt Disney Co.	2.350%	12/1/22	25	25
Walt Disney Co.	3.150%	9/17/25	500	505
Walt Disney Co.	3.000%	2/13/26	670	667
Walt Disney Co.	1.850%	7/30/26	670	601
Walt Disney Co.	4.375%	8/16/41	225	237
Walt Disney Co.	4.125%	12/1/41	350	355
Walt Disney Co.	3.700%	12/1/42	450	432
Walt Disney Co.	4.125%	6/1/44	1,400	1,444
WPP Finance 2010	4.750%	11/21/21	1,496	1,620
WPP Finance 2010	3.750%	9/19/24	525	527
WPP Finance 2010	5.125%	9/7/42	1,050	1,046
Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	107
Advance Auto Parts Inc.	4.500%	1/15/22	175	183
Advance Auto Parts Inc.	4.500%	12/1/23	400	415
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,330
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	300
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,600	1,588
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	598

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amazon.com Inc.	2.600%	12/5/19	900	918
Amazon.com Inc.	3.300%	12/5/21	2,575	2,667
Amazon.com Inc.	2.500%	11/29/22	475	470
Amazon.com Inc.	3.800%	12/5/24	400	420
Amazon.com Inc.	4.800%	12/5/34	975	1,072
Amazon.com Inc.	4.950%	12/5/44	975	1,111
American Honda Finance Corp.	1.550%	12/11/17	1,700	1,701
American Honda Finance Corp.	1.600%	7/13/18	500	501
American Honda Finance Corp.	2.125%	10/10/18	450	454
American Honda Finance Corp.	1.200%	7/12/19	800	784
American Honda Finance Corp.	2.250%	8/15/19	800	805
American Honda Finance Corp.	2.450%	9/24/20	725	728
American Honda Finance Corp.	1.650%	7/12/21	500	481
American Honda Finance Corp.	1.700%	9/9/21	850	818
American Honda Finance Corp.	2.300%	9/9/26	250	232
Automatic Data Processing Inc.	2.250%	9/15/20	650	652
Automatic Data Processing Inc.	3.375%	9/15/25	675	690
AutoNation Inc.	6.750%	4/15/18	250	264
AutoNation Inc.	5.500%	2/1/20	180	194
AutoNation Inc.	3.350%	1/15/21	500	502
AutoNation Inc.	4.500%	10/1/25	500	504
AutoZone Inc.	7.125%	8/1/18	750	811
AutoZone Inc.	3.700%	4/15/22	600	620
AutoZone Inc.	2.875%	1/15/23	200	196
AutoZone Inc.	3.125%	7/15/23	275	272
AutoZone Inc.	3.250%	4/15/25	260	255
AutoZone Inc.	3.125%	4/21/26	300	288
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	101
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	176
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	480
Best Buy Co. Inc.	5.500%	3/15/21	125	137
Block Financial LLC	4.125%	10/1/20	313	319
Block Financial LLC	5.500%	11/1/22	300	316
Block Financial LLC	5.250%	10/1/25	350	355
BorgWarner Inc.	4.625%	9/15/20	50	53
BorgWarner Inc.	3.375%	3/15/25	250	246
BorgWarner Inc.	4.375%	3/15/45	500	481
Carnival Corp.	3.950%	10/15/20	450	474
Coach Inc.	4.250%	4/1/25	450	449
Costco Wholesale Corp.	1.700%	12/15/19	850	848
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Costco Wholesale Corp.	2.250%	2/15/22	300	296
Cummins Inc.	3.650%	10/1/23	350	362
Cummins Inc.	7.125%	3/1/28	150	194
Cummins Inc.	4.875%	10/1/43	400	445
CVS Health Corp.	1.900%	7/20/18	4,500	4,514
CVS Health Corp.	2.250%	12/5/18	375	378
CVS Health Corp.	2.800%	7/20/20	500	507
CVS Health Corp.	2.125%	6/1/21	1,700	1,668
CVS Health Corp.	3.500%	7/20/22	950	974
CVS Health Corp.	2.750%	12/1/22	975	961
CVS Health Corp.	4.750%	12/1/22	250	271
CVS Health Corp.	3.375%	8/12/24	660	661
CVS Health Corp.	3.875%	7/20/25	2,457	2,532
CVS Health Corp.	2.875%	6/1/26	1,250	1,189
CVS Health Corp.	5.300%	12/5/43	500	562
CVS Health Corp.	5.125%	7/20/45	3,350	3,726
Daimler Finance North America LLC	8.500%	1/18/31	1,205	1,805
Delphi Automotive plc	3.150%	11/19/20	350	355
Delphi Automotive plc	4.250%	1/15/26	700	723
Delphi Automotive plc	4.400%	10/1/46	225	206
Delphi Corp.	4.150%	3/15/24	475	490
Dollar General Corp.	3.250%	4/15/23	800	791
Dollar General Corp.	4.150%	11/1/25	500	513

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DR Horton Inc.	3.750%	3/1/19	300	307
DR Horton Inc.	4.375%	9/15/22	250	256
DR Horton Inc.	4.750%	2/15/23	300	308
DR Horton Inc.	5.750%	8/15/23	700	753
eBay Inc.	2.500%	3/9/18	100	101
eBay Inc.	2.200%	8/1/19	1,100	1,099
eBay Inc.	3.250%	10/15/20	125	128
eBay Inc.	2.875%	8/1/21	450	449
eBay Inc.	3.800%	3/9/22	500	516
eBay Inc.	2.600%	7/15/22	1,000	967
eBay Inc.	3.450%	8/1/24	800	787
eBay Inc.	4.000%	7/15/42	400	333
Expedia Inc.	5.950%	8/15/20	1,750	1,906
Expedia Inc.	4.500%	8/15/24	435	439
Expedia Inc.	5.000%	2/15/26	200	206
Ford Motor Co.	4.346%	12/8/26	1,100	1,110
Ford Motor Co.	6.625%	10/1/28	575	675
Ford Motor Co.	6.375%	2/1/29	275	313
Ford Motor Co.	7.450%	7/16/31	2,425	3,039
Ford Motor Co.	4.750%	1/15/43	950	898
Ford Motor Co.	7.400%	11/1/46	300	392
Ford Motor Co.	5.291%	12/8/46	1,000	1,012
Ford Motor Credit Co. LLC	4.250%	2/3/17	650	651
Ford Motor Credit Co. LLC	2.145%	1/9/18	2,000	2,003
Ford Motor Credit Co. LLC	2.375%	1/16/18	163	164
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,150	2,232
Ford Motor Credit Co. LLC	2.875%	10/1/18	390	395
Ford Motor Credit Co. LLC	2.551%	10/5/18	625	628
Ford Motor Credit Co. LLC	2.021%	5/3/19	200	198
Ford Motor Credit Co. LLC	1.897%	8/12/19	400	393
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	749
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	891
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,100	1,109
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	851
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,509
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,375	1,517
Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,808
Ford Motor Credit Co. LLC	4.250%	9/20/22	575	592
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	875
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	487
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	902
General Motors Co.	3.500%	10/2/18	425	433
General Motors Co.	4.875%	10/2/23	980	1,024
General Motors Co.	4.000%	4/1/25	325	318
General Motors Co.	5.000%	4/1/35	680	662
General Motors Co.	6.600%	4/1/36	100	113
General Motors Co.	6.250%	10/2/43	1,060	1,158
General Motors Co.	5.200%	4/1/45	1,995	1,901
General Motors Co.	6.750%	4/1/46	665	773
General Motors Financial Co. Inc.	3.000%	9/25/17	155	156
General Motors Financial Co. Inc.	3.250%	5/15/18	335	339
General Motors Financial Co. Inc.	6.750%	6/1/18	825	875
General Motors Financial Co. Inc.	3.100%	1/15/19	1,150	1,161
General Motors Financial Co. Inc.	2.400%	5/9/19	2,000	1,987
General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,044
General Motors Financial Co. Inc.	2.350%	10/4/19	500	494
General Motors Financial Co. Inc.	3.150%	1/15/20	555	557
General Motors Financial Co. Inc.	3.200%	7/13/20	1,600	1,603
General Motors Financial Co. Inc.	3.700%	11/24/20	975	990
General Motors Financial Co. Inc.	4.200%	3/1/21	625	643
General Motors Financial Co. Inc.	3.200%	7/6/21	850	838
General Motors Financial Co. Inc.	4.375%	9/25/21	375	387
General Motors Financial Co. Inc.	3.450%	4/10/22	1,515	1,493
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	983

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Motors Financial Co. Inc.	4.250%	5/15/23	525	529
General Motors Financial Co. Inc.	4.000%	1/15/25	650	633
General Motors Financial Co. Inc.	5.250%	3/1/26	575	598
General Motors Financial Co. Inc.	4.000%	10/6/26	600	575
Harley-Davidson Inc.	3.500%	7/28/25	400	400
Harley-Davidson Inc.	4.625%	7/28/45	800	793
Harman International Industries Inc.	4.150%	5/15/25	275	284
Home Depot Inc.	2.250%	9/10/18	725	734
Home Depot Inc.	2.000%	6/15/19	1,300	1,311
Home Depot Inc.	2.000%	4/1/21	2,175	2,158
Home Depot Inc.	4.400%	4/1/21	600	650
Home Depot Inc.	2.625%	6/1/22	840	843
Home Depot Inc.	2.700%	4/1/23	600	598
Home Depot Inc.	3.750%	2/15/24	900	945
Home Depot Inc.	3.350%	9/15/25	500	512
Home Depot Inc.	3.000%	4/1/26	1,500	1,493
Home Depot Inc.	5.875%	12/16/36	2,245	2,820
Home Depot Inc.	5.950%	4/1/41	275	347
Home Depot Inc.	4.200%	4/1/43	1,250	1,285
Home Depot Inc.	4.875%	2/15/44	1,250	1,410
Home Depot Inc.	4.250%	4/1/46	620	647
Home Depot Inc.	3.500%	9/15/56	1,000	881
Hyatt Hotels Corp.	3.375%	7/15/23	800	787
Kohl's Corp.	4.000%	11/1/21	845	885
Kohl's Corp.	4.250%	7/17/25	625	625
Kohl's Corp.	5.550%	7/17/45	300	285
Lear Corp.	5.250%	1/15/25	700	733
Lowe's Cos. Inc.	4.625%	4/15/20	445	477
Lowe's Cos. Inc.	3.750%	4/15/21	205	216
Lowe's Cos. Inc.	3.800%	11/15/21	250	265
Lowe's Cos. Inc.	3.120%	4/15/22	450	460
Lowe's Cos. Inc.	3.875%	9/15/23	300	317
Lowe's Cos. Inc.	3.125%	9/15/24	300	301
Lowe's Cos. Inc.	3.375%	9/15/25	475	482
Lowe's Cos. Inc.	2.500%	4/15/26	900	852
Lowe's Cos. Inc.	6.875%	2/15/28	192	251
Lowe's Cos. Inc.	5.500%	10/15/35	850	1,000
Lowe's Cos. Inc.	5.800%	4/15/40	1,280	1,570
Lowe's Cos. Inc.	5.125%	11/15/41	100	113
Lowe's Cos. Inc.	4.650%	4/15/42	1,225	1,297
Lowe's Cos. Inc.	5.000%	9/15/43	100	111
Lowe's Cos. Inc.	4.250%	9/15/44	225	226
Lowe's Cos. Inc.	4.375%	9/15/45	475	488
Lowe's Cos. Inc.	3.700%	4/15/46	850	791
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	317
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	154
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	504
Macy's Retail Holdings Inc.	4.375%	9/1/23	1,250	1,284
Macy's Retail Holdings Inc.	3.625%	6/1/24	75	73
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	537
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	714
Macy's Retail Holdings Inc.	6.375%	3/15/37	475	502
Macy's Retail Holdings Inc.	5.125%	1/15/42	275	254
Magna International Inc.	3.625%	6/15/24	450	455
Magna International Inc.	4.150%	10/1/25	300	311
Marriott International Inc.	3.375%	10/15/20	850	876
Marriott International Inc.	2.875%	3/1/21	500	502
Marriott International Inc.	3.125%	10/15/21	350	353
Marriott International Inc.	2.300%	1/15/22	400	387
Marriott International Inc.	3.125%	2/15/23	250	244
Marriott International Inc.	3.750%	3/15/25	525	520
Marriott International Inc.	3.750%	10/1/25	200	200
Marriott International Inc.	3.125%	6/15/26	595	562
Marriott International Inc.	4.500%	10/1/34	175	170

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mastercard Inc.	2.000%	4/1/19	250	252
Mastercard Inc.	2.000%	11/21/21	350	345
Mastercard Inc.	3.375%	4/1/24	625	643
Mastercard Inc.	2.950%	11/21/26	510	504
Mastercard Inc.	3.800%	11/21/46	350	342
McDonald's Corp.	5.800%	10/15/17	550	569
McDonald's Corp.	5.350%	3/1/18	880	917
McDonald's Corp.	2.100%	12/7/18	200	201
McDonald's Corp.	1.875%	5/29/19	250	249
McDonald's Corp.	2.750%	12/9/20	725	732
McDonald's Corp.	2.625%	1/15/22	410	408
McDonald's Corp.	3.375%	5/26/25	1,480	1,484
McDonald's Corp.	3.700%	1/30/26	1,125	1,140
McDonald's Corp.	4.700%	12/9/35	575	608
McDonald's Corp.	6.300%	3/1/38	100	125
McDonald's Corp.	5.700%	2/1/39	375	431
McDonald's Corp.	3.700%	2/15/42	1,225	1,091
McDonald's Corp.	3.625%	5/1/43	275	240
McDonald's Corp.	4.600%	5/26/45	1,125	1,149
McDonald's Corp.	4.875%	12/9/45	1,125	1,197
Metropolitan Museum of Art New York Revenue	3.400%	7/1/45	225	204
NIKE Inc.	2.250%	5/1/23	50	49
NIKE Inc.	2.375%	11/1/26	2,000	1,883
NIKE Inc.	3.625%	5/1/43	125	118
NIKE Inc.	3.875%	11/1/45	925	907
NIKE Inc.	3.375%	11/1/46	250	225
Nordstrom Inc.	4.750%	5/1/20	750	800
Nordstrom Inc.	4.000%	10/15/21	585	612
Nordstrom Inc.	6.950%	3/15/28	200	243
Nordstrom Inc.	5.000%	1/15/44	272	269
NVR Inc.	3.950%	9/15/22	400	407
O'Reilly Automotive Inc.	4.875%	1/14/21	50	54
O'Reilly Automotive Inc.	4.625%	9/15/21	300	322
O'Reilly Automotive Inc.	3.800%	9/1/22	255	264
O'Reilly Automotive Inc.	3.850%	6/15/23	300	308
O'Reilly Automotive Inc.	3.550%	3/15/26	200	199
PACCAR Financial Corp.	1.450%	3/9/18	250	250
PACCAR Financial Corp.	1.750%	8/14/18	75	75
PACCAR Financial Corp.	1.300%	5/10/19	900	890
PACCAR Financial Corp.	1.200%	8/12/19	160	157
PACCAR Financial Corp.	2.200%	9/15/19	150	151
PACCAR Financial Corp.	2.500%	8/14/20	225	226
PACCAR Financial Corp.	2.250%	2/25/21	200	198
Priceline Group Inc.	3.650%	3/15/25	100	99
Priceline Group Inc.	3.600%	6/1/26	1,300	1,283
QVC Inc.	3.125%	4/1/19	625	632
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	74
QVC Inc.	4.850%	4/1/24	725	728
QVC Inc.	4.450%	2/15/25	300	288
QVC Inc.	5.950%	3/15/43	325	292
Ralph Lauren Corp.	2.125%	9/26/18	200	202
Ralph Lauren Corp.	2.625%	8/18/20	225	227
Ross Stores Inc.	3.375%	9/15/24	150	151
Signet UK Finance plc	4.700%	6/15/24	250	238
Staples Inc.	4.375%	1/12/23	300	300
Starbucks Corp.	2.100%	2/4/21	350	349
Starbucks Corp.	2.700%	6/15/22	350	351
Starbucks Corp.	3.850%	10/1/23	800	851
Starbucks Corp.	2.450%	6/15/26	400	379
Starbucks Corp.	4.300%	6/15/45	175	182
Target Corp.	6.000%	1/15/18	315	329
Target Corp.	2.300%	6/26/19	1,550	1,572
Target Corp.	3.875%	7/15/20	145	153

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Target Corp.	2.900%	1/15/22	900	916
Target Corp.	3.500%	7/1/24	925	958
Target Corp.	2.500%	4/15/26	200	190
Target Corp.	6.350%	11/1/32	363	461
Target Corp.	6.500%	10/15/37	450	597
Target Corp.	7.000%	1/15/38	300	418
Target Corp.	4.000%	7/1/42	1,150	1,143
Target Corp.	3.625%	4/15/46	800	737
Tiffany & Co.	4.900%	10/1/44	175	163
TJX Cos. Inc.	2.750%	6/15/21	400	407
TJX Cos. Inc.	2.500%	5/15/23	700	685
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,289
Toyota Motor Credit Corp.	1.375%	1/10/18	825	825
Toyota Motor Credit Corp.	1.450%	1/12/18	300	300
Toyota Motor Credit Corp.	1.200%	4/6/18	1,000	996
Toyota Motor Credit Corp.	1.550%	7/13/18	500	500
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,131
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,005
Toyota Motor Credit Corp.	1.700%	2/19/19	800	797
Toyota Motor Credit Corp.	1.400%	5/20/19	1,500	1,483
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,004
Toyota Motor Credit Corp.	2.150%	3/12/20	1,250	1,244
Toyota Motor Credit Corp.	4.250%	1/11/21	300	322
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	979
Toyota Motor Credit Corp.	2.750%	5/17/21	500	506
Toyota Motor Credit Corp.	3.400%	9/15/21	305	316
Toyota Motor Credit Corp.	3.300%	1/12/22	950	979
Toyota Motor Credit Corp.	2.800%	7/13/22	500	504
Toyota Motor Credit Corp.	2.625%	1/10/23	550	542
Toyota Motor Credit Corp.	2.250%	10/18/23	300	287
Under Armour Inc.	3.250%	6/15/26	420	396
VF Corp.	3.500%	9/1/21	405	422
VF Corp.	6.450%	11/1/37	300	378
Visa Inc.	1.200%	12/14/17	2,200	2,200
Visa Inc.	2.200%	12/14/20	2,200	2,205
Visa Inc.	2.800%	12/14/22	1,500	1,504
Visa Inc.	3.150%	12/14/25	2,725	2,736
Visa Inc.	4.150%	12/14/35	900	938
Visa Inc.	4.300%	12/14/45	2,450	2,575
Wal-Mart Stores Inc.	5.800%	2/15/18	655	687
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,220
Wal-Mart Stores Inc.	1.950%	12/15/18	750	756
Wal-Mart Stores Inc.	3.625%	7/8/20	550	578
Wal-Mart Stores Inc.	3.250%	10/25/20	1,635	1,694
Wal-Mart Stores Inc.	4.250%	4/15/21	1,215	1,312
Wal-Mart Stores Inc.	2.550%	4/11/23	575	570
Wal-Mart Stores Inc.	3.300%	4/22/24	225	231
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,900
Wal-Mart Stores Inc.	5.250%	9/1/35	455	541
Wal-Mart Stores Inc.	6.500%	8/15/37	2,310	3,120
Wal-Mart Stores Inc.	6.200%	4/15/38	1,300	1,712
Wal-Mart Stores Inc.	5.000%	10/25/40	1,265	1,448
Wal-Mart Stores Inc.	5.625%	4/15/41	1,615	1,995
Wal-Mart Stores Inc.	4.000%	4/11/43	1,120	1,120
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,813
Wal-Mart Stores Inc.	4.300%	4/22/44	450	474
Walgreen Co.	5.250%	1/15/19	231	244
Walgreen Co.	3.100%	9/15/22	800	798
Walgreen Co.	4.400%	9/15/42	300	288
Walgreens Boots Alliance Inc.	1.750%	11/17/17	800	798
Walgreens Boots Alliance Inc.	1.750%	5/30/18	800	800
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	608
Walgreens Boots Alliance Inc.	2.600%	6/1/21	1,000	991
Walgreens Boots Alliance Inc.	3.300%	11/18/21	2,000	2,036

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walgreens Boots Alliance Inc.	3.100%	6/1/23	450	446
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,040
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,325	1,299
Walgreens Boots Alliance Inc.	4.500%	11/18/34	600	600
Walgreens Boots Alliance Inc.	4.800%	11/18/44	980	1,002
Walgreens Boots Alliance Inc.	4.650%	6/1/46	575	583
Western Union Co.	6.200%	11/17/36	425	441
Western Union Co.	6.200%	6/21/40	150	153
Wyndham Worldwide Corp.	2.950%	3/1/17	425	426
Wyndham Worldwide Corp.	2.500%	3/1/18	250	252
Wyndham Worldwide Corp.	4.250%	3/1/22	500	516
Wyndham Worldwide Corp.	3.900%	3/1/23	175	175
Consumer Noncyclical (1.8%)
Abbott Laboratories	5.125%	4/1/19	646	689
Abbott Laboratories	2.350%	11/22/19	2,500	2,500
Abbott Laboratories	2.000%	3/15/20	750	739
Abbott Laboratories	2.900%	11/30/21	2,500	2,492
Abbott Laboratories	2.550%	3/15/22	1,250	1,219
Abbott Laboratories	3.400%	11/30/23	1,650	1,637
Abbott Laboratories	2.950%	3/15/25	100	96
Abbott Laboratories	3.750%	11/30/26	2,600	2,579
Abbott Laboratories	4.750%	11/30/36	1,275	1,295
Abbott Laboratories	6.150%	11/30/37	350	416
Abbott Laboratories	6.000%	4/1/39	200	238
Abbott Laboratories	5.300%	5/27/40	310	331
Abbott Laboratories	4.900%	11/30/46	2,800	2,868
AbbVie Inc.	1.800%	5/14/18	1,950	1,951
AbbVie Inc.	2.000%	11/6/18	1,675	1,678
AbbVie Inc.	2.500%	5/14/20	2,375	2,375
AbbVie Inc.	2.300%	5/14/21	625	611
AbbVie Inc.	2.900%	11/6/22	2,450	2,422
AbbVie Inc.	3.200%	11/6/22	900	898
AbbVie Inc.	2.850%	5/14/23	775	751
AbbVie Inc.	3.600%	5/14/25	2,420	2,384
AbbVie Inc.	3.200%	5/14/26	1,300	1,235
AbbVie Inc.	4.500%	5/14/35	1,495	1,470
AbbVie Inc.	4.300%	5/14/36	650	619
AbbVie Inc.	4.400%	11/6/42	1,714	1,611
AbbVie Inc.	4.700%	5/14/45	2,207	2,164
AbbVie Inc.	4.450%	5/14/46	1,000	956
Actavis Funding SCS	2.350%	3/12/18	2,850	2,865
Actavis Funding SCS	2.450%	6/15/19	325	326
Actavis Funding SCS	3.000%	3/12/20	2,437	2,469
Actavis Funding SCS	3.450%	3/15/22	1,957	1,962
Actavis Funding SCS	3.850%	6/15/24	750	756
Actavis Funding SCS	3.800%	3/15/25	2,557	2,554
Actavis Funding SCS	4.550%	3/15/35	1,550	1,522
Actavis Funding SCS	4.850%	6/15/44	1,795	1,773
Actavis Funding SCS	4.750%	3/15/45	1,275	1,253
Actavis Inc.	3.250%	10/1/22	1,300	1,291
Actavis Inc.	4.625%	10/1/42	1,125	1,083
Agilent Technologies Inc.	5.000%	7/15/20	200	216
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,001
Agilent Technologies Inc.	3.875%	7/15/23	300	309
Agilent Technologies Inc.	3.050%	9/22/26	450	429
Allergan Inc.	1.350%	3/15/18	175	174
Allergan Inc.	2.800%	3/15/23	225	215
6 Allina Health System	4.805%	11/15/45	175	187
Altria Group Inc.	9.250%	8/6/19	613	722
Altria Group Inc.	2.625%	1/14/20	950	959
Altria Group Inc.	4.750%	5/5/21	950	1,035
Altria Group Inc.	2.850%	8/9/22	1,150	1,150
Altria Group Inc.	2.950%	5/2/23	200	199

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Altria Group Inc.	4.000%	1/31/24	100	105
Altria Group Inc.	2.625%	9/16/26	350	331
Altria Group Inc.	4.250%	8/9/42	635	625
Altria Group Inc.	4.500%	5/2/43	650	658
Altria Group Inc.	5.375%	1/31/44	1,325	1,528
Altria Group Inc.	3.875%	9/16/46	800	737
AmerisourceBergen Corp.	3.500%	11/15/21	2,850	2,929
AmerisourceBergen Corp.	3.400%	5/15/24	300	301
AmerisourceBergen Corp.	3.250%	3/1/25	375	370
AmerisourceBergen Corp.	4.250%	3/1/45	400	384
Amgen Inc.	5.700%	2/1/19	780	838
Amgen Inc.	2.200%	5/22/19	1,600	1,611
Amgen Inc.	2.125%	5/1/20	495	491
Amgen Inc.	3.450%	10/1/20	275	284
Amgen Inc.	4.100%	6/15/21	1,360	1,435
Amgen Inc.	1.850%	8/19/21	500	480
Amgen Inc.	3.875%	11/15/21	3,315	3,469
Amgen Inc.	2.700%	5/1/22	225	223
Amgen Inc.	3.625%	5/15/22	625	645
Amgen Inc.	2.250%	8/19/23	800	754
Amgen Inc.	3.625%	5/22/24	1,000	1,015
Amgen Inc.	2.600%	8/19/26	1,500	1,377
Amgen Inc.	4.950%	10/1/41	100	103
Amgen Inc.	4.400%	5/1/45	525	501
9 Amgen Inc.	4.563%	6/15/48	2,259	2,173
9 Amgen Inc.	4.663%	6/15/51	4,514	4,346
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	259
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,138
Anheuser-Busch Cos. LLC	6.500%	5/1/42	325	414
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	625	623
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	3,000	3,005
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,808
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	4,610	4,627
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	488
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	3,945	4,012
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	413
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	8,500	8,618
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,770	5,012
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	943
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	475	491
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	7,865	8,496
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,358
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	424
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,001
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,445
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,850	1,819
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,106
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	313
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,050	1,139
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,582
Archer-Daniels-Midland Co.	5.450%	3/15/18	120	125
Archer-Daniels-Midland Co.	4.479%	3/1/21	631	682
Archer-Daniels-Midland Co.	2.500%	8/11/26	1,000	948
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	334
Archer-Daniels-Midland Co.	4.535%	3/26/42	350	368
Archer-Daniels-Midland Co.	4.016%	4/16/43	400	390
Ascension Health	3.945%	11/15/46	475	452
6 Ascension Health	4.847%	11/15/53	250	270
AstraZeneca plc	1.750%	11/16/18	700	700
AstraZeneca plc	1.950%	9/18/19	625	623
AstraZeneca plc	2.375%	11/16/20	1,400	1,395
AstraZeneca plc	3.375%	11/16/25	1,250	1,239
AstraZeneca plc	6.450%	9/15/37	1,705	2,198
AstraZeneca plc	4.375%	11/16/45	900	896

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Baxalta Inc.	2.000%	6/22/18	225	225
Baxalta Inc.	2.875%	6/23/20	675	674
Baxalta Inc.	3.600%	6/23/22	325	327
Baxalta Inc.	4.000%	6/23/25	1,150	1,150
Baxalta Inc.	5.250%	6/23/45	705	752
Baxter International Inc.	1.700%	8/15/21	400	384
Baxter International Inc.	2.600%	8/15/26	500	460
Baxter International Inc.	3.500%	8/15/46	425	357
Beam Suntory Inc.	1.750%	6/15/18	350	348
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	49
Becton Dickinson & Co.	1.800%	12/15/17	851	853
Becton Dickinson & Co.	2.675%	12/15/19	676	686
Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,537
Becton Dickinson & Co.	3.125%	11/8/21	440	451
Becton Dickinson & Co.	3.300%	3/1/23	550	551
Becton Dickinson & Co.	3.734%	12/15/24	636	649
Becton Dickinson & Co.	6.000%	5/15/39	400	466
Becton Dickinson & Co.	4.685%	12/15/44	800	828
Biogen Inc.	6.875%	3/1/18	225	238
Biogen Inc.	2.900%	9/15/20	1,460	1,475
Biogen Inc.	3.625%	9/15/22	1,225	1,255
Biogen Inc.	4.050%	9/15/25	1,225	1,256
Biogen Inc.	5.200%	9/15/45	1,675	1,790
Boston Scientific Corp.	2.650%	10/1/18	1,600	1,612
Boston Scientific Corp.	6.000%	1/15/20	525	575
Boston Scientific Corp.	3.375%	5/15/22	200	203
Boston Scientific Corp.	4.125%	10/1/23	125	129
Boston Scientific Corp.	3.850%	5/15/25	300	300
Boston Scientific Corp.	7.000%	11/15/35	200	245
Boston Scientific Corp.	7.375%	1/15/40	400	497
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	174
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,163
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	129
Bristol-Myers Squibb Co.	5.875%	11/15/36	402	498
Bristol-Myers Squibb Co.	6.125%	5/1/38	85	108
Bristol-Myers Squibb Co.	3.250%	8/1/42	465	413
Bristol-Myers Squibb Co.	4.500%	3/1/44	205	221
Brown-Forman Corp.	1.000%	1/15/18	350	348
Brown-Forman Corp.	2.250%	1/15/23	100	97
Brown-Forman Corp.	3.750%	1/15/43	150	138
Brown-Forman Corp.	4.500%	7/15/45	325	337
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	888
Bunge Ltd. Finance Corp.	3.250%	8/15/26	300	288
Campbell Soup Co.	3.300%	3/19/25	700	702
Campbell Soup Co.	3.800%	8/2/42	200	179
Cardinal Health Inc.	1.700%	3/15/18	250	250
Cardinal Health Inc.	1.950%	6/15/18	800	799
Cardinal Health Inc.	4.625%	12/15/20	590	632
Cardinal Health Inc.	3.200%	3/15/23	325	327
Cardinal Health Inc.	3.750%	9/15/25	325	334
Cardinal Health Inc.	4.600%	3/15/43	175	174
Cardinal Health Inc.	4.500%	11/15/44	225	222
Cardinal Health Inc.	4.900%	9/15/45	450	474
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	200
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	194
6 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	575
Celgene Corp.	2.125%	8/15/18	475	477
Celgene Corp.	2.300%	8/15/18	600	603
Celgene Corp.	2.250%	5/15/19	450	450
Celgene Corp.	2.875%	8/15/20	950	959
Celgene Corp.	3.950%	10/15/20	800	835
Celgene Corp.	3.250%	8/15/22	500	503
Celgene Corp.	3.550%	8/15/22	625	639

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Celgene Corp.	4.000%	8/15/23	450	465
Celgene Corp.	3.625%	5/15/24	650	651
Celgene Corp.	3.875%	8/15/25	1,575	1,595
Celgene Corp.	5.700%	10/15/40	75	83
Celgene Corp.	5.250%	8/15/43	750	788
Celgene Corp.	4.625%	5/15/44	650	636
Celgene Corp.	5.000%	8/15/45	1,325	1,383
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	148
Church & Dwight Co. Inc.	2.450%	12/15/19	400	399
City of Hope	5.623%	11/15/43	250	294
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	307
Clorox Co.	3.800%	11/15/21	2,575	2,705
Clorox Co.	3.500%	12/15/24	600	610
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	349
Coca-Cola Co.	1.150%	4/1/18	757	755
Coca-Cola Co.	1.650%	11/1/18	425	426
Coca-Cola Co.	1.375%	5/30/19	400	397
Coca-Cola Co.	1.875%	10/27/20	750	742
Coca-Cola Co.	2.450%	11/1/20	800	808
Coca-Cola Co.	3.150%	11/15/20	1,052	1,089
Coca-Cola Co.	1.550%	9/1/21	800	775
Coca-Cola Co.	3.300%	9/1/21	1,210	1,259
Coca-Cola Co.	3.200%	11/1/23	1,650	1,691
Coca-Cola Co.	2.875%	10/27/25	1,025	1,007
Coca-Cola Co.	2.550%	6/1/26	325	312
Coca-Cola Co.	2.250%	9/1/26	1,000	938
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	617
Coca-Cola Enterprises Inc.	4.500%	9/1/21	200	213
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	395
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,224
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	705
Colgate-Palmolive Co.	1.750%	3/15/19	1,200	1,203
Colgate-Palmolive Co.	2.450%	11/15/21	2,515	2,519
Colgate-Palmolive Co.	1.950%	2/1/23	500	480
Colgate-Palmolive Co.	2.100%	5/1/23	275	265
Colgate-Palmolive Co.	3.250%	3/15/24	375	386
Colgate-Palmolive Co.	4.000%	8/15/45	375	384
Conagra Brands Inc.	3.250%	9/15/22	1,500	1,503
Conagra Brands Inc.	3.200%	1/25/23	1,133	1,128
Conagra Brands Inc.	7.125%	10/1/26	205	247
Conagra Brands Inc.	7.000%	10/1/28	100	120
Constellation Brands Inc.	3.875%	11/15/19	275	285
Constellation Brands Inc.	3.750%	5/1/21	350	363
Constellation Brands Inc.	6.000%	5/1/22	425	479
Constellation Brands Inc.	4.250%	5/1/23	1,000	1,032
Constellation Brands Inc.	4.750%	11/15/24	375	398
Constellation Brands Inc.	4.750%	12/1/25	500	531
Constellation Brands Inc.	3.700%	12/6/26	400	390
Covidien International Finance SA	4.200%	6/15/20	400	425
Covidien International Finance SA	3.200%	6/15/22	1,500	1,527
CR Bard Inc.	1.375%	1/15/18	1,825	1,818
CR Bard Inc.	4.400%	1/15/21	90	96
CR Bard Inc.	3.000%	5/15/26	325	310
Danaher Corp.	1.650%	9/15/18	600	600
Danaher Corp.	2.400%	9/15/20	600	603
Danaher Corp.	3.350%	9/15/25	500	512
Danaher Corp.	4.375%	9/15/45	1,200	1,258
Delhaize America LLC	9.000%	4/15/31	175	246
Diageo Capital plc	4.828%	7/15/20	500	542
Diageo Capital plc	2.625%	4/29/23	2,000	1,976
Diageo Capital plc	5.875%	9/30/36	250	303
Diageo Investment Corp.	2.875%	5/11/22	300	301
Diageo Investment Corp.	4.250%	5/11/42	650	648
Dignity Health California GO	2.637%	11/1/19	200	201

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dignity Health California GO	3.125%	11/1/22	150	146
Dignity Health California GO	3.812%	11/1/24	100	99
Dignity Health California GO	4.500%	11/1/42	550	504
Dignity Health California GO	5.267%	11/1/64	225	218
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	464	494
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	100	101
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	496
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	2,375	2,426
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	248
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	275	254
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	275	274
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	200	276
Edwards Lifesciences Corp.	2.875%	10/15/18	375	380
Eli Lilly & Co.	1.250%	3/1/18	650	648
Eli Lilly & Co.	1.950%	3/15/19	750	753
Eli Lilly & Co.	2.750%	6/1/25	525	515
Eli Lilly & Co.	3.700%	3/1/45	1,200	1,132
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	389
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	221
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	181
Estee Lauder Cos. Inc.	3.700%	8/15/42	775	715
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	386
Express Scripts Holding Co.	3.300%	2/25/21	175	178
Express Scripts Holding Co.	4.750%	11/15/21	850	912
Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,251
Express Scripts Holding Co.	3.000%	7/15/23	825	794
Express Scripts Holding Co.	4.500%	2/25/26	980	1,008
Express Scripts Holding Co.	3.400%	3/1/27	1,000	937
Express Scripts Holding Co.	6.125%	11/15/41	134	152
Express Scripts Holding Co.	4.800%	7/15/46	1,525	1,458
Flowers Foods Inc.	4.375%	4/1/22	325	341
Flowers Foods Inc.	3.500%	10/1/26	250	238
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	308
Genentech Inc.	5.250%	7/15/35	200	233
General Mills Inc.	5.650%	2/15/19	1,650	1,773
General Mills Inc.	2.200%	10/21/19	200	201
General Mills Inc.	3.150%	12/15/21	425	433
General Mills Inc.	3.650%	2/15/24	325	337
General Mills Inc.	5.400%	6/15/40	245	278
Gilead Sciences Inc.	1.850%	9/4/18	650	652
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,403
Gilead Sciences Inc.	2.350%	2/1/20	600	602
Gilead Sciences Inc.	2.550%	9/1/20	1,125	1,133
Gilead Sciences Inc.	4.500%	4/1/21	300	325
Gilead Sciences Inc.	4.400%	12/1/21	4,502	4,840
Gilead Sciences Inc.	3.250%	9/1/22	625	636
Gilead Sciences Inc.	2.500%	9/1/23	500	481
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,539
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,148
Gilead Sciences Inc.	3.650%	3/1/26	4,315	4,365
Gilead Sciences Inc.	4.600%	9/1/35	500	518
Gilead Sciences Inc.	5.650%	12/1/41	600	692
Gilead Sciences Inc.	4.800%	4/1/44	1,450	1,507
Gilead Sciences Inc.	4.500%	2/1/45	975	971
Gilead Sciences Inc.	4.750%	3/1/46	1,600	1,657
Gilead Sciences Inc.	4.150%	3/1/47	1,250	1,186
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,051
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	75
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	350
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,895	2,488
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	309
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	201
Hasbro Inc.	3.150%	5/15/21	200	201
Hasbro Inc.	6.350%	3/15/40	400	462

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hasbro Inc.	5.100%	5/15/44	300	301
Hershey Co.	1.600%	8/21/18	215	216
Hershey Co.	4.125%	12/1/20	215	230
Hershey Co.	2.625%	5/1/23	250	245
Hershey Co.	3.200%	8/21/25	170	171
Hershey Co.	2.300%	8/15/26	325	301
Hillshire Brands Co.	4.100%	9/15/20	175	183
Hormel Foods Corp.	4.125%	4/15/21	75	80
Ingredion Inc.	4.625%	11/1/20	50	53
Ingredion Inc.	3.200%	10/1/26	400	389
Ingredion Inc.	6.625%	4/15/37	75	90
JM Smucker Co.	1.750%	3/15/18	225	225
JM Smucker Co.	2.500%	3/15/20	325	327
JM Smucker Co.	3.500%	10/15/21	735	760
JM Smucker Co.	3.000%	3/15/22	250	252
JM Smucker Co.	3.500%	3/15/25	700	704
JM Smucker Co.	4.250%	3/15/35	400	403
JM Smucker Co.	4.375%	3/15/45	425	421
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	331
Johnson & Johnson	1.125%	11/21/17	300	300
Johnson & Johnson	5.150%	7/15/18	125	132
Johnson & Johnson	1.650%	12/5/18	275	276
Johnson & Johnson	1.125%	3/1/19	500	495
Johnson & Johnson	1.875%	12/5/19	300	301
Johnson & Johnson	2.950%	9/1/20	400	412
Johnson & Johnson	1.650%	3/1/21	750	736
Johnson & Johnson	2.450%	12/5/21	200	202
Johnson & Johnson	2.050%	3/1/23	350	339
Johnson & Johnson	6.730%	11/15/23	245	304
Johnson & Johnson	3.375%	12/5/23	650	680
Johnson & Johnson	2.450%	3/1/26	1,225	1,170
Johnson & Johnson	6.950%	9/1/29	975	1,327
Johnson & Johnson	4.950%	5/15/33	550	637
Johnson & Johnson	4.375%	12/5/33	700	766
Johnson & Johnson	3.550%	3/1/36	350	348
Johnson & Johnson	5.950%	8/15/37	645	844
Johnson & Johnson	5.850%	7/15/38	325	423
Johnson & Johnson	4.500%	9/1/40	419	466
Johnson & Johnson	3.700%	3/1/46	1,350	1,327
Kaiser Foundation Hospitals	3.500%	4/1/22	100	103
Kaiser Foundation Hospitals	4.875%	4/1/42	400	435
Kellogg Co.	3.250%	5/21/18	875	893
Kellogg Co.	4.150%	11/15/19	250	263
Kellogg Co.	4.000%	12/15/20	570	599
Kellogg Co.	2.650%	12/1/23	250	242
Kellogg Co.	3.250%	4/1/26	950	924
Kellogg Co.	7.450%	4/1/31	200	259
Kellogg Co.	4.500%	4/1/46	750	731
Kimberly-Clark Corp.	1.400%	2/15/19	400	397
Kimberly-Clark Corp.	1.850%	3/1/20	1,325	1,316
Kimberly-Clark Corp.	3.625%	8/1/20	250	262
Kimberly-Clark Corp.	2.150%	8/15/20	100	100
Kimberly-Clark Corp.	3.875%	3/1/21	560	594
Kimberly-Clark Corp.	2.400%	6/1/23	150	147
Kimberly-Clark Corp.	3.050%	8/15/25	100	100
Kimberly-Clark Corp.	2.750%	2/15/26	250	243
Kimberly-Clark Corp.	5.300%	3/1/41	825	986
Kimberly-Clark Corp.	3.700%	6/1/43	175	166
Kimberly-Clark Corp.	3.200%	7/30/46	400	347
Koninklijke Philips NV	5.750%	3/11/18	750	786
Koninklijke Philips NV	3.750%	3/15/22	825	861
Koninklijke Philips NV	5.000%	3/15/42	335	341
Kraft Foods Group Inc.	6.125%	8/23/18	1,060	1,128
Kraft Foods Group Inc.	5.375%	2/10/20	78	84

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kraft Foods Group Inc.	6.875%	1/26/39	725	918
Kraft Foods Group Inc.	6.500%	2/9/40	600	729
Kraft Foods Group Inc.	5.000%	6/4/42	1,780	1,825
Kraft Heinz Foods Co.	2.000%	7/2/18	765	765
Kraft Heinz Foods Co.	2.800%	7/2/20	1,000	1,006
Kraft Heinz Foods Co.	3.500%	7/15/22	250	254
Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,045
Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,731
Kraft Heinz Foods Co.	5.000%	7/15/35	650	681
Kraft Heinz Foods Co.	5.200%	7/15/45	1,275	1,330
Kraft Heinz Foods Co.	4.375%	6/1/46	2,575	2,412
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	250
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	376
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	230
Laboratory Corp. of America Holdings	3.600%	2/1/25	600	595
Laboratory Corp. of America Holdings	4.700%	2/1/45	600	591
Life Technologies Corp.	6.000%	3/1/20	485	527
Life Technologies Corp.	5.000%	1/15/21	275	294
Mattel Inc.	1.700%	3/15/18	125	125
Mattel Inc.	2.350%	5/6/19	500	501
Mattel Inc.	2.350%	8/15/21	225	219
Mattel Inc.	3.150%	3/15/23	75	73
Mattel Inc.	5.450%	11/1/41	380	381
6 Mayo Clinic	3.774%	11/15/43	625	590
6 Mayo Clinic	4.000%	11/15/47	150	143
6 Mayo Clinic	4.128%	11/15/52	125	122
McCormick & Co. Inc.	3.900%	7/15/21	100	105
McCormick & Co. Inc.	3.500%	9/1/23	175	179
McCormick & Co. Inc.	3.250%	11/15/25	150	148
McKesson Corp.	7.500%	2/15/19	740	819
McKesson Corp.	2.284%	3/15/19	700	703
McKesson Corp.	4.750%	3/1/21	485	518
McKesson Corp.	2.700%	12/15/22	250	243
McKesson Corp.	3.796%	3/15/24	100	103
McKesson Corp.	6.000%	3/1/41	1,025	1,182
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	669
Mead Johnson Nutrition Co.	3.000%	11/15/20	500	504
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	485
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	435
Mead Johnson Nutrition Co.	4.600%	6/1/44	325	310
Medco Health Solutions Inc.	4.125%	9/15/20	410	429
Medtronic Inc.	1.500%	3/15/18	500	499
Medtronic Inc.	1.375%	4/1/18	1,075	1,073
Medtronic Inc.	2.500%	3/15/20	2,806	2,830
Medtronic Inc.	4.125%	3/15/21	410	434
Medtronic Inc.	3.125%	3/15/22	400	408
Medtronic Inc.	3.150%	3/15/22	1,725	1,762
Medtronic Inc.	3.625%	3/15/24	1,650	1,714
Medtronic Inc.	3.500%	3/15/25	3,000	3,075
Medtronic Inc.	4.375%	3/15/35	1,592	1,677
Medtronic Inc.	5.550%	3/15/40	225	262
Medtronic Inc.	4.500%	3/15/42	438	456
Medtronic Inc.	4.625%	3/15/44	293	314
Medtronic Inc.	4.625%	3/15/45	3,125	3,371
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	146
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	112
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	433
Merck & Co. Inc.	1.100%	1/31/18	175	175
Merck & Co. Inc.	1.850%	2/10/20	1,000	997
Merck & Co. Inc.	3.875%	1/15/21	625	663
Merck & Co. Inc.	2.350%	2/10/22	100	99
Merck & Co. Inc.	2.400%	9/15/22	600	591
Merck & Co. Inc.	2.800%	5/18/23	3,825	3,814
Merck & Co. Inc.	2.750%	2/10/25	1,750	1,713

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merck & Co. Inc.	6.550%	9/15/37	260	348
Merck & Co. Inc.	3.600%	9/15/42	150	140
Merck & Co. Inc.	4.150%	5/18/43	805	822
Merck & Co. Inc.	3.700%	2/10/45	2,795	2,655
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	182
Molson Coors Brewing Co.	1.450%	7/15/19	275	271
Molson Coors Brewing Co.	2.100%	7/15/21	350	340
Molson Coors Brewing Co.	3.500%	5/1/22	75	77
Molson Coors Brewing Co.	3.000%	7/15/26	1,400	1,322
Molson Coors Brewing Co.	5.000%	5/1/42	275	287
Molson Coors Brewing Co.	4.200%	7/15/46	1,150	1,071
Mondelez International Inc.	6.500%	2/9/40	580	711
Mylan Inc.	2.600%	6/24/18	72	72
Mylan Inc.	2.550%	3/28/19	511	510
Mylan Inc.	4.200%	11/29/23	825	824
Mylan Inc.	5.400%	11/29/43	500	470
9 Mylan NV	2.500%	6/7/19	450	449
9 Mylan NV	3.150%	6/15/21	975	956
9 Mylan NV	3.950%	6/15/26	1,500	1,403
9 Mylan NV	5.250%	6/15/46	500	462
New York & Presbyterian Hospital	3.563%	8/1/36	175	167
New York & Presbyterian Hospital	4.024%	8/1/45	480	466
New York & Presbyterian Hospital	4.063%	8/1/56	225	210
New York & Presbyterian Hospital	4.763%	8/1/16	210	197
Newell Brands Inc.	2.050%	12/1/17	775	778
Newell Brands Inc.	2.150%	10/15/18	200	201
Newell Brands Inc.	2.600%	3/29/19	465	470
Newell Brands Inc.	2.875%	12/1/19	225	228
Newell Brands Inc.	3.150%	4/1/21	560	568
Newell Brands Inc.	3.850%	4/1/23	1,135	1,172
Newell Brands Inc.	4.000%	12/1/24	400	408
Newell Brands Inc.	3.900%	11/1/25	350	352
Newell Brands Inc.	4.200%	4/1/26	1,325	1,378
Newell Brands Inc.	5.375%	4/1/36	375	423
Newell Brands Inc.	5.500%	4/1/46	1,450	1,662
Northwell Healthcare Inc.	3.979%	11/1/46	600	548
Novant Health Inc.	5.850%	11/1/19	300	331
Novant Health Inc.	4.371%	11/1/43	475	467
Novartis Capital Corp.	4.400%	4/24/20	225	241
Novartis Capital Corp.	2.400%	9/21/22	1,000	987
Novartis Capital Corp.	3.400%	5/6/24	1,000	1,028
Novartis Capital Corp.	3.000%	11/20/25	900	892
Novartis Capital Corp.	4.400%	5/6/44	1,200	1,287
Novartis Capital Corp.	4.000%	11/20/45	1,200	1,208
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,443
NYU Hospitals Center	4.784%	7/1/44	375	386
Partners Healthcare System Inc.	4.117%	7/1/55	150	144
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	203
PepsiCo Inc.	1.250%	4/30/18	450	449
PepsiCo Inc.	5.000%	6/1/18	375	393
PepsiCo Inc.	2.250%	1/7/19	525	532
PepsiCo Inc.	1.350%	10/4/19	300	297
PepsiCo Inc.	1.850%	4/30/20	1,475	1,460
PepsiCo Inc.	2.150%	10/14/20	1,075	1,075
PepsiCo Inc.	3.125%	11/1/20	30	31
PepsiCo Inc.	3.000%	8/25/21	1,070	1,094
PepsiCo Inc.	1.700%	10/6/21	300	290
PepsiCo Inc.	2.750%	3/5/22	2,725	2,749
PepsiCo Inc.	3.600%	3/1/24	600	625
PepsiCo Inc.	2.750%	4/30/25	725	708
PepsiCo Inc.	3.500%	7/17/25	425	439
PepsiCo Inc.	2.375%	10/6/26	650	612
PepsiCo Inc.	5.500%	1/15/40	500	598
PepsiCo Inc.	4.875%	11/1/40	165	183

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PepsiCo Inc.	4.000%	3/5/42	741	734
PepsiCo Inc.	3.600%	8/13/42	725	671
PepsiCo Inc.	4.250%	10/22/44	525	538
PepsiCo Inc.	4.600%	7/17/45	785	852
PepsiCo Inc.	4.450%	4/14/46	575	610
PepsiCo Inc.	3.450%	10/6/46	600	543
PerkinElmer Inc.	5.000%	11/15/21	1,715	1,846
Perrigo Co. plc	2.300%	11/8/18	370	370
Perrigo Co. plc	4.000%	11/15/23	650	644
Perrigo Co. plc	5.300%	11/15/43	325	314
Perrigo Finance Unlimited Co.	3.500%	3/15/21	400	403
Perrigo Finance Unlimited Co.	3.500%	12/15/21	1,925	1,934
Perrigo Finance Unlimited Co.	3.900%	12/15/24	400	391
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	375
Perrigo Finance Unlimited Co.	4.900%	12/15/44	500	458
Pfizer Inc.	1.200%	6/1/18	700	698
Pfizer Inc.	2.100%	5/15/19	750	756
Pfizer Inc.	1.450%	6/3/19	1,725	1,714
Pfizer Inc.	1.700%	12/15/19	1,000	999
Pfizer Inc.	1.950%	6/3/21	900	889
Pfizer Inc.	2.200%	12/15/21	325	323
Pfizer Inc.	3.000%	6/15/23	450	456
Pfizer Inc.	3.400%	5/15/24	200	206
Pfizer Inc.	2.750%	6/3/26	800	773
Pfizer Inc.	3.000%	12/15/26	2,200	2,165
Pfizer Inc.	4.000%	12/15/36	1,650	1,682
Pfizer Inc.	7.200%	3/15/39	410	590
Pfizer Inc.	4.300%	6/15/43	1,500	1,539
Pfizer Inc.	4.400%	5/15/44	800	845
Pfizer Inc.	4.125%	12/15/46	1,250	1,271
Philip Morris International Inc.	1.250%	11/9/17	375	375
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,093
Philip Morris International Inc.	1.875%	2/25/21	475	464
Philip Morris International Inc.	4.125%	5/17/21	195	208
Philip Morris International Inc.	2.625%	3/6/23	1,050	1,032
Philip Morris International Inc.	2.125%	5/10/23	450	429
Philip Morris International Inc.	3.250%	11/10/24	875	879
Philip Morris International Inc.	3.375%	8/11/25	475	481
Philip Morris International Inc.	2.750%	2/25/26	450	431
Philip Morris International Inc.	6.375%	5/16/38	475	608
Philip Morris International Inc.	4.375%	11/15/41	2,595	2,609
Philip Morris International Inc.	4.500%	3/20/42	450	456
Philip Morris International Inc.	3.875%	8/21/42	75	70
Philip Morris International Inc.	4.125%	3/4/43	300	290
Philip Morris International Inc.	4.250%	11/10/44	600	592
Premier Health Partners	2.911%	11/15/26	200	184
6 Procter & Gamble - Esop	9.360%	1/1/21	527	613
Procter & Gamble Co.	1.900%	11/1/19	275	277
Procter & Gamble Co.	1.850%	2/2/21	400	396
Procter & Gamble Co.	1.700%	11/3/21	1,000	979
Procter & Gamble Co.	3.100%	8/15/23	1,100	1,126
Procter & Gamble Co.	2.700%	2/2/26	400	391
Procter & Gamble Co.	2.450%	11/3/26	500	476
Procter & Gamble Co.	5.550%	3/5/37	156	202
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	118
Quest Diagnostics Inc.	2.700%	4/1/19	650	656
Quest Diagnostics Inc.	4.750%	1/30/20	300	319
Quest Diagnostics Inc.	2.500%	3/30/20	160	159
Quest Diagnostics Inc.	4.250%	4/1/24	200	208
Quest Diagnostics Inc.	3.500%	3/30/25	225	222
Quest Diagnostics Inc.	3.450%	6/1/26	275	269
Quest Diagnostics Inc.	5.750%	1/30/40	61	65
Quest Diagnostics Inc.	4.700%	3/30/45	125	124
Reynolds American Inc.	2.300%	6/12/18	1,450	1,459

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Reynolds American Inc.	8.125%	6/23/19	450	513
Reynolds American Inc.	3.250%	6/12/20	680	697
Reynolds American Inc.	4.000%	6/12/22	600	627
Reynolds American Inc.	4.850%	9/15/23	75	81
Reynolds American Inc.	4.450%	6/12/25	2,106	2,220
Reynolds American Inc.	5.700%	8/15/35	500	574
Reynolds American Inc.	8.125%	5/1/40	400	538
Reynolds American Inc.	7.000%	8/4/41	75	90
Reynolds American Inc.	5.850%	8/15/45	1,310	1,548
RWJ Barnabas Health Inc.	3.949%	7/1/46	325	299
Sanofi	1.250%	4/10/18	650	649
Sanofi	4.000%	3/29/21	1,360	1,441
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	5,000	4,929
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	4,250	4,090
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	4,275	4,060
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	150	162
St. Jude Medical Inc.	2.000%	9/15/18	355	355
St. Jude Medical Inc.	2.800%	9/15/20	355	355
St. Jude Medical Inc.	3.250%	4/15/23	700	694
St. Jude Medical Inc.	4.750%	4/15/43	450	439
Stryker Corp.	2.000%	3/8/19	400	400
Stryker Corp.	4.375%	1/15/20	100	106
Stryker Corp.	2.625%	3/15/21	500	501
Stryker Corp.	3.375%	5/15/24	1,000	1,004
Stryker Corp.	3.375%	11/1/25	500	495
Stryker Corp.	3.500%	3/15/26	890	893
Stryker Corp.	4.375%	5/15/44	275	267
Stryker Corp.	4.625%	3/15/46	730	741
Sysco Corp.	5.250%	2/12/18	500	519
Sysco Corp.	1.900%	4/1/19	325	324
Sysco Corp.	2.600%	10/1/20	425	427
Sysco Corp.	2.500%	7/15/21	300	297
Sysco Corp.	3.750%	10/1/25	175	177
Sysco Corp.	3.300%	7/15/26	650	636
Sysco Corp.	5.375%	9/21/35	600	667
Sysco Corp.	4.850%	10/1/45	125	130
Sysco Corp.	4.500%	4/1/46	550	555
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	775	785
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,474
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	245
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	175	172
Teva Pharmaceutical Finance Netherlands III BV	1.400%	7/20/18	1,000	991
Teva Pharmaceutical Finance Netherlands III BV	1.700%	7/19/19	1,300	1,278
Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	2,750	2,630
Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	2,000	1,880
Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,275	2,094
Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	2,275	1,941
6 Texas Health Resources	4.330%	11/15/55	100	99
The Kroger Co.	2.300%	1/15/19	650	654
The Kroger Co.	1.500%	9/30/19	300	295
The Kroger Co.	6.150%	1/15/20	1,010	1,117
The Kroger Co.	3.300%	1/15/21	700	718
The Kroger Co.	2.600%	2/1/21	200	200
The Kroger Co.	2.950%	11/1/21	2,375	2,388
The Kroger Co.	3.850%	8/1/23	325	338
The Kroger Co.	4.000%	2/1/24	400	417
The Kroger Co.	2.650%	10/15/26	775	719
The Kroger Co.	7.700%	6/1/29	200	264
The Kroger Co.	8.000%	9/15/29	750	1,012
The Kroger Co.	6.900%	4/15/38	375	482
The Kroger Co.	5.150%	8/1/43	350	377
The Kroger Co.	3.875%	10/15/46	325	296
The Pepsi Bottling Group Inc.	7.000%	3/1/29	625	850
Thermo Fisher Scientific Inc.	2.150%	12/14/18	300	301

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	534
Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	722
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	605
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,568
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	465
Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	424
Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	753
Trinity Health Corp.	4.125%	12/1/45	225	217
Tupperware Brands Corp.	4.750%	6/1/21	300	320
Tyson Foods Inc.	2.650%	8/15/19	500	504
Tyson Foods Inc.	4.500%	6/15/22	725	770
Tyson Foods Inc.	3.950%	8/15/24	1,200	1,218
Tyson Foods Inc.	4.875%	8/15/34	1,300	1,332
Tyson Foods Inc.	5.150%	8/15/44	300	308
Unilever Capital Corp.	2.200%	3/6/19	150	151
Unilever Capital Corp.	2.100%	7/30/20	625	623
Unilever Capital Corp.	4.250%	2/10/21	805	864
Unilever Capital Corp.	1.375%	7/28/21	400	383
Unilever Capital Corp.	3.100%	7/30/25	550	551
Unilever Capital Corp.	2.000%	7/28/26	450	410
Whirlpool Corp.	2.400%	3/1/19	150	151
Whirlpool Corp.	4.850%	6/15/21	200	217
Whirlpool Corp.	4.700%	6/1/22	775	843
Whirlpool Corp.	4.000%	3/1/24	175	182
Whirlpool Corp.	3.700%	5/1/25	400	401
Whirlpool Corp.	5.150%	3/1/43	150	159
Whirlpool Corp.	4.500%	6/1/46	488	474
Whole Foods Market Inc.	5.200%	12/3/25	875	922
Wyeth LLC	7.250%	3/1/23	350	433
Wyeth LLC	6.450%	2/1/24	1,705	2,069
Wyeth LLC	6.500%	2/1/34	500	645
Wyeth LLC	6.000%	2/15/36	585	724
Wyeth LLC	5.950%	4/1/37	1,105	1,390
Zeneca Wilmington Inc.	7.000%	11/15/23	600	728
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	750	751
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	216
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	775	774
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	776
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	646
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,240
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	114	107
Zoetis Inc.	1.875%	2/1/18	75	75
Zoetis Inc.	3.450%	11/13/20	325	333
Zoetis Inc.	3.250%	2/1/23	1,000	995
Zoetis Inc.	4.500%	11/13/25	350	370
Zoetis Inc.	4.700%	2/1/43	550	532
Energy (1.1%)
Anadarko Finance Co.	7.500%	5/1/31	500	633
Anadarko Petroleum Corp.	8.700%	3/15/19	300	340
Anadarko Petroleum Corp.	6.950%	6/15/19	50	55
Anadarko Petroleum Corp.	4.850%	3/15/21	200	214
Anadarko Petroleum Corp.	5.550%	3/15/26	2,700	3,024
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,182
Anadarko Petroleum Corp.	7.950%	6/15/39	125	162
Anadarko Petroleum Corp.	6.200%	3/15/40	450	516
Anadarko Petroleum Corp.	4.500%	7/15/44	1,900	1,778
Anadarko Petroleum Corp.	6.600%	3/15/46	500	617
Apache Corp.	6.900%	9/15/18	500	541
Apache Corp.	3.625%	2/1/21	265	274
Apache Corp.	3.250%	4/15/22	862	878
Apache Corp.	6.000%	1/15/37	725	828
Apache Corp.	5.100%	9/1/40	850	890
Apache Corp.	5.250%	2/1/42	475	505

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	4.750%	4/15/43	900	929
Apache Corp.	4.250%	1/15/44	800	776
Apache Finance Canada Corp.	7.750%	12/15/29	225	292
Baker Hughes Inc.	5.125%	9/15/40	595	653
Boardwalk Pipelines LP	3.375%	2/1/23	325	309
Boardwalk Pipelines LP	4.950%	12/15/24	525	539
Boardwalk Pipelines LP	5.950%	6/1/26	700	760
BP Capital Markets plc	1.674%	2/13/18	375	375
BP Capital Markets plc	1.375%	5/10/18	750	747
BP Capital Markets plc	2.241%	9/26/18	900	907
BP Capital Markets plc	4.750%	3/10/19	600	635
BP Capital Markets plc	2.237%	5/10/19	125	126
BP Capital Markets plc	2.315%	2/13/20	375	376
BP Capital Markets plc	4.500%	10/1/20	1,425	1,525
BP Capital Markets plc	4.742%	3/11/21	1,010	1,097
BP Capital Markets plc	3.561%	11/1/21	2,775	2,895
BP Capital Markets plc	3.062%	3/17/22	450	454
BP Capital Markets plc	3.245%	5/6/22	1,076	1,096
BP Capital Markets plc	2.500%	11/6/22	325	318
BP Capital Markets plc	2.750%	5/10/23	1,825	1,792
BP Capital Markets plc	3.994%	9/26/23	350	367
BP Capital Markets plc	3.216%	11/28/23	1,500	1,501
BP Capital Markets plc	3.535%	11/4/24	2,335	2,363
BP Capital Markets plc	3.506%	3/17/25	1,100	1,108
BP Capital Markets plc	3.119%	5/4/26	600	582
BP Capital Markets plc	3.723%	11/28/28	1,000	1,013
Buckeye Partners LP	6.050%	1/15/18	25	26
Buckeye Partners LP	2.650%	11/15/18	100	101
Buckeye Partners LP	3.950%	12/1/26	2,200	2,142
Buckeye Partners LP	5.850%	11/15/43	250	258
Buckeye Partners LP	5.600%	10/15/44	175	177
Burlington Resources Finance Co.	7.400%	12/1/31	600	781
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,199
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	591
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	449
Canadian Natural Resources Ltd.	5.850%	2/1/35	500	527
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	570
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	850
Chevron Corp.	1.365%	3/2/18	575	574
Chevron Corp.	1.718%	6/24/18	1,250	1,254
Chevron Corp.	1.790%	11/16/18	1,000	1,004
Chevron Corp.	4.950%	3/3/19	475	507
Chevron Corp.	1.561%	5/16/19	800	796
Chevron Corp.	2.193%	11/15/19	1,800	1,817
Chevron Corp.	1.961%	3/3/20	2,452	2,442
Chevron Corp.	2.419%	11/17/20	600	603
Chevron Corp.	2.100%	5/16/21	1,200	1,188
Chevron Corp.	2.411%	3/3/22	475	471
Chevron Corp.	2.355%	12/5/22	3,825	3,750
Chevron Corp.	3.191%	6/24/23	1,175	1,202
Chevron Corp.	3.326%	11/17/25	200	204
Chevron Corp.	2.954%	5/16/26	1,250	1,227
Cimarex Energy Co.	4.375%	6/1/24	900	936
Columbia Pipeline Group Inc.	2.450%	6/1/18	350	352
Columbia Pipeline Group Inc.	3.300%	6/1/20	500	509
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,212
ConocoPhillips	5.200%	5/15/18	425	444
ConocoPhillips	6.000%	1/15/20	980	1,082
ConocoPhillips	5.900%	10/15/32	150	173
ConocoPhillips	5.900%	5/15/38	305	358
ConocoPhillips	6.500%	2/1/39	1,410	1,779
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	465
ConocoPhillips Co.	1.500%	5/15/18	500	498
ConocoPhillips Co.	2.200%	5/15/20	400	397

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConocoPhillips Co.	4.200%	3/15/21	1,000	1,061
ConocoPhillips Co.	2.875%	11/15/21	2,975	2,994
ConocoPhillips Co.	2.400%	12/15/22	1,500	1,447
ConocoPhillips Co.	3.350%	11/15/24	365	365
ConocoPhillips Co.	4.950%	3/15/26	2,693	2,966
ConocoPhillips Co.	4.150%	11/15/34	350	343
ConocoPhillips Co.	4.300%	11/15/44	500	496
ConocoPhillips Co.	5.950%	3/15/46	250	311
ConocoPhillips Holding Co.	6.950%	4/15/29	275	345
Devon Energy Corp.	4.000%	7/15/21	300	308
Devon Energy Corp.	3.250%	5/15/22	500	497
Devon Energy Corp.	7.950%	4/15/32	350	443
Devon Energy Corp.	5.600%	7/15/41	1,310	1,353
Devon Energy Corp.	4.750%	5/15/42	1,700	1,612
Devon Financing Co. LLC	7.875%	9/30/31	275	350
Dominion Gas Holdings LLC	2.800%	11/15/20	500	504
Dominion Gas Holdings LLC	3.550%	11/1/23	250	253
Dominion Gas Holdings LLC	3.600%	12/15/24	250	253
Dominion Gas Holdings LLC	4.800%	11/1/43	500	518
Dominion Gas Holdings LLC	4.600%	12/15/44	400	397
Enable Midstream Partners LP	2.400%	5/15/19	300	295
Enable Midstream Partners LP	3.900%	5/15/24	250	237
Enable Midstream Partners LP	5.000%	5/15/44	350	300
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,821
Enbridge Energy Partners LP	4.200%	9/15/21	325	338
Enbridge Energy Partners LP	5.875%	10/15/25	400	449
Enbridge Energy Partners LP	7.500%	4/15/38	300	356
Enbridge Energy Partners LP	5.500%	9/15/40	350	347
Enbridge Energy Partners LP	7.375%	10/15/45	500	621
Enbridge Inc.	4.250%	12/1/26	400	408
Enbridge Inc.	4.500%	6/10/44	525	484
Encana Corp.	6.500%	8/15/34	1,625	1,740
Encana Corp.	6.625%	8/15/37	500	540
Encana Corp.	6.500%	2/1/38	375	407
Energy Transfer Partners LP	2.500%	6/15/18	300	301
Energy Transfer Partners LP	9.700%	3/15/19	500	573
Energy Transfer Partners LP	9.000%	4/15/19	254	289
Energy Transfer Partners LP	4.150%	10/1/20	1,125	1,167
Energy Transfer Partners LP	4.650%	6/1/21	1,840	1,941
Energy Transfer Partners LP	5.200%	2/1/22	675	722
Energy Transfer Partners LP	3.600%	2/1/23	1,825	1,791
Energy Transfer Partners LP	4.050%	3/15/25	2,000	1,978
Energy Transfer Partners LP	4.750%	1/15/26	300	309
Energy Transfer Partners LP	4.900%	3/15/35	250	235
Energy Transfer Partners LP	6.625%	10/15/36	150	163
Energy Transfer Partners LP	7.500%	7/1/38	500	587
Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,181
Energy Transfer Partners LP	6.500%	2/1/42	300	325
Energy Transfer Partners LP	5.150%	2/1/43	425	397
Energy Transfer Partners LP	5.150%	3/15/45	250	239
Energy Transfer Partners LP	6.125%	12/15/45	400	425
EnLink Midstream Partners LP	4.400%	4/1/24	425	420
EnLink Midstream Partners LP	4.150%	6/1/25	400	384
EnLink Midstream Partners LP	4.850%	7/15/26	950	949
EnLink Midstream Partners LP	5.600%	4/1/44	425	404
Enterprise Products Operating LLC	6.650%	4/15/18	50	53
Enterprise Products Operating LLC	1.650%	5/7/18	450	449
Enterprise Products Operating LLC	6.500%	1/31/19	50	55
Enterprise Products Operating LLC	2.550%	10/15/19	300	303
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,442
Enterprise Products Operating LLC	4.050%	2/15/22	175	185
Enterprise Products Operating LLC	3.350%	3/15/23	350	354
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,110
Enterprise Products Operating LLC	3.750%	2/15/25	650	659

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enterprise Products Operating LLC	3.700%	2/15/26	400	402
Enterprise Products Operating LLC	3.950%	2/15/27	400	408
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,691
Enterprise Products Operating LLC	7.550%	4/15/38	450	579
Enterprise Products Operating LLC	5.950%	2/1/41	495	558
Enterprise Products Operating LLC	4.850%	8/15/42	850	851
Enterprise Products Operating LLC	4.450%	2/15/43	600	570
Enterprise Products Operating LLC	4.850%	3/15/44	1,450	1,464
Enterprise Products Operating LLC	5.100%	2/15/45	475	499
Enterprise Products Operating LLC	4.900%	5/15/46	800	818
Enterprise Products Operating LLC	4.950%	10/15/54	200	195
6 Enterprise Products Operating LLC	7.034%	1/15/68	600	619
EOG Resources Inc.	5.625%	6/1/19	925	999
EOG Resources Inc.	4.100%	2/1/21	150	158
EOG Resources Inc.	2.625%	3/15/23	2,700	2,616
EQT Corp.	8.125%	6/1/19	400	450
EQT Corp.	4.875%	11/15/21	600	640
EQT Midstream Partners LP	4.125%	12/1/26	500	487
Exxon Mobil Corp.	1.439%	3/1/18	2,500	2,502
Exxon Mobil Corp.	1.305%	3/6/18	2,000	1,999
Exxon Mobil Corp.	1.819%	3/15/19	237	238
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,409
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,501
Exxon Mobil Corp.	2.397%	3/6/22	750	745
Exxon Mobil Corp.	2.726%	3/1/23	3,000	3,002
Exxon Mobil Corp.	2.709%	3/6/25	100	98
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,344
Exxon Mobil Corp.	3.567%	3/6/45	650	609
Exxon Mobil Corp.	4.114%	3/1/46	1,800	1,839
FMC Technologies Inc.	3.450%	10/1/22	125	124
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	304
Halliburton Co.	2.000%	8/1/18	400	401
Halliburton Co.	5.900%	9/15/18	25	27
Halliburton Co.	3.250%	11/15/21	1,565	1,595
Halliburton Co.	3.500%	8/1/23	950	967
Halliburton Co.	3.800%	11/15/25	2,250	2,287
Halliburton Co.	4.850%	11/15/35	1,000	1,054
Halliburton Co.	6.700%	9/15/38	580	720
Halliburton Co.	7.450%	9/15/39	450	605
Halliburton Co.	4.500%	11/15/41	675	662
Halliburton Co.	4.750%	8/1/43	150	153
Halliburton Co.	5.000%	11/15/45	1,200	1,279
Hess Corp.	3.500%	7/15/24	200	192
Hess Corp.	4.300%	4/1/27	500	497
Hess Corp.	7.875%	10/1/29	150	180
Hess Corp.	7.125%	3/15/33	375	427
Hess Corp.	6.000%	1/15/40	1,325	1,369
Hess Corp.	5.600%	2/15/41	825	838
Hess Corp.	5.800%	4/1/47	350	363
Husky Energy Inc.	7.250%	12/15/19	505	574
Husky Energy Inc.	3.950%	4/15/22	300	310
Husky Energy Inc.	4.000%	4/15/24	500	508
Husky Energy Inc.	6.800%	9/15/37	300	355
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,184
Kerr-McGee Corp.	7.875%	9/15/31	150	192
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	782
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,213
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	821
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,048
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	180
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,125	1,152
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,207
Kinder Morgan Energy Partners LP	4.300%	5/1/24	425	434

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	4.250%	9/1/24	3,000	3,067
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	205
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	317
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	438
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	389
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,738
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,101
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	264
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,044
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	481
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	511
Kinder Morgan Inc.	2.000%	12/1/17	350	350
Kinder Morgan Inc.	3.050%	12/1/19	175	177
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,028
Kinder Morgan Inc.	7.800%	8/1/31	330	407
Kinder Morgan Inc.	7.750%	1/15/32	600	735
Kinder Morgan Inc.	5.300%	12/1/34	500	510
Kinder Morgan Inc.	5.550%	6/1/45	950	994
Kinder Morgan Inc.	5.050%	2/15/46	328	324
Magellan Midstream Partners LP	6.550%	7/15/19	625	692
Magellan Midstream Partners LP	3.200%	3/15/25	700	683
Magellan Midstream Partners LP	5.000%	3/1/26	450	493
Magellan Midstream Partners LP	4.200%	12/1/42	150	136
Magellan Midstream Partners LP	5.150%	10/15/43	350	364
Magellan Midstream Partners LP	4.200%	3/15/45	100	91
Magellan Midstream Partners LP	4.250%	9/15/46	300	281
Marathon Oil Corp.	5.900%	3/15/18	225	235
Marathon Oil Corp.	2.700%	6/1/20	500	494
Marathon Oil Corp.	2.800%	11/1/22	900	856
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,191
Marathon Oil Corp.	5.200%	6/1/45	300	282
Marathon Petroleum Corp.	2.700%	12/14/18	450	456
Marathon Petroleum Corp.	3.400%	12/15/20	400	409
Marathon Petroleum Corp.	6.500%	3/1/41	1,250	1,331
Marathon Petroleum Corp.	4.750%	9/15/44	250	221
Marathon Petroleum Corp.	5.000%	9/15/54	500	423
MPLX LP	4.500%	7/15/23	1,200	1,218
MPLX LP	4.875%	12/1/24	1,000	1,022
MPLX LP	4.875%	6/1/25	500	512
Nabors Industries Inc.	6.150%	2/15/18	870	906
Nabors Industries Inc.	9.250%	1/15/19	125	139
Nabors Industries Inc.	5.000%	9/15/20	100	103
Nabors Industries Inc.	4.625%	9/15/21	1,000	1,017
National Fuel Gas Co.	6.500%	4/15/18	750	785
National Fuel Gas Co.	3.750%	3/1/23	500	486
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,458
National Oilwell Varco Inc.	3.950%	12/1/42	300	228
Noble Energy Inc.	8.250%	3/1/19	1,690	1,899
Noble Energy Inc.	4.150%	12/15/21	875	914
Noble Energy Inc.	6.000%	3/1/41	1,250	1,383
Noble Energy Inc.	5.250%	11/15/43	450	457
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,806
Occidental Petroleum Corp.	3.125%	2/15/22	750	767
Occidental Petroleum Corp.	3.500%	6/15/25	750	761
Occidental Petroleum Corp.	3.400%	4/15/26	400	402
Occidental Petroleum Corp.	4.625%	6/15/45	750	782
Occidental Petroleum Corp.	4.400%	4/15/46	700	709
Oceaneering International Inc.	4.650%	11/15/24	300	295
ONEOK Partners LP	8.625%	3/1/19	400	451
ONEOK Partners LP	4.900%	3/15/25	450	482
ONEOK Partners LP	6.650%	10/1/36	360	408
ONEOK Partners LP	6.125%	2/1/41	1,400	1,537
Petro-Canada	6.050%	5/15/18	1,350	1,425
Petro-Canada	7.875%	6/15/26	100	125

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petro-Canada	5.350%	7/15/33	450	497
Petro-Canada	5.950%	5/15/35	500	588
Petro-Canada	6.800%	5/15/38	250	324
Phillips 66	4.300%	4/1/22	1,175	1,261
Phillips 66	4.650%	11/15/34	300	312
Phillips 66	5.875%	5/1/42	900	1,062
Phillips 66	4.875%	11/15/44	1,695	1,782
Phillips 66 Partners LP	2.646%	2/15/20	135	135
Phillips 66 Partners LP	3.605%	2/15/25	350	342
Phillips 66 Partners LP	3.550%	10/1/26	1,000	966
Phillips 66 Partners LP	4.680%	2/15/45	150	139
Phillips 66 Partners LP	4.900%	10/1/46	400	384
Pioneer Natural Resources Co.	6.875%	5/1/18	500	531
Pioneer Natural Resources Co.	7.500%	1/15/20	100	114
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,117
Pioneer Natural Resources Co.	4.450%	1/15/26	1,350	1,429
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	53
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	925	1,054
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,683	1,591
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	2,069
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	300	310
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	350	353
Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	205	225
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	350	382
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,350	1,122
Regency Energy Partners LP / Regency Energy Finance
Corp.	6.500%	7/15/21	902	929
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.875%	3/1/22	1,200	1,314
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.000%	10/1/22	1,050	1,108
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.500%	4/15/23	500	519
Regency Energy Partners LP / Regency Energy Finance
Corp.	4.500%	11/1/23	200	203
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	445	482
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	350	340
Schlumberger Investment SA	3.650%	12/1/23	790	826
Shell International Finance BV	1.900%	8/10/18	400	402
Shell International Finance BV	1.625%	11/10/18	1,000	1,000
Shell International Finance BV	2.000%	11/15/18	1,550	1,559
Shell International Finance BV	1.375%	5/10/19	650	642
Shell International Finance BV	1.375%	9/12/19	2,700	2,662
Shell International Finance BV	4.300%	9/22/19	1,500	1,591
Shell International Finance BV	4.375%	3/25/20	625	666
Shell International Finance BV	2.125%	5/11/20	400	399
Shell International Finance BV	2.250%	11/10/20	400	399
Shell International Finance BV	1.875%	5/10/21	1,500	1,466
Shell International Finance BV	1.750%	9/12/21	1,000	970
Shell International Finance BV	2.375%	8/21/22	1,025	1,001
Shell International Finance BV	2.250%	1/6/23	175	169
Shell International Finance BV	3.400%	8/12/23	400	410
Shell International Finance BV	3.250%	5/11/25	400	399
Shell International Finance BV	2.875%	5/10/26	2,000	1,929
Shell International Finance BV	4.125%	5/11/35	2,150	2,181
Shell International Finance BV	6.375%	12/15/38	820	1,050
Shell International Finance BV	5.500%	3/25/40	1,250	1,452
Shell International Finance BV	3.625%	8/21/42	450	406
Shell International Finance BV	4.550%	8/12/43	1,000	1,037
Shell International Finance BV	4.375%	5/11/45	2,900	2,944
Shell International Finance BV	4.000%	5/10/46	1,500	1,432
Shell International Finance BV	3.750%	9/12/46	1,200	1,103
Southern Natural Gas Co. LLC	8.000%	3/1/32	350	438

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	1,250	1,325
Spectra Energy Capital LLC	6.200%	4/15/18	850	891
Spectra Energy Capital LLC	8.000%	10/1/19	165	188
Spectra Energy Capital LLC	7.500%	9/15/38	175	212
Spectra Energy Partners LP	2.950%	9/25/18	75	76
Spectra Energy Partners LP	3.500%	3/15/25	800	780
Spectra Energy Partners LP	3.375%	10/15/26	250	239
Spectra Energy Partners LP	4.500%	3/15/45	700	664
Suncor Energy Inc.	6.100%	6/1/18	100	106
Suncor Energy Inc.	6.500%	6/15/38	1,540	1,953
Suncor Energy Inc.	6.850%	6/1/39	310	406
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,685
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	403
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	336
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	467
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	276
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	918
Texas Eastern Transmission LP	7.000%	7/15/32	500	610
Tosco Corp.	8.125%	2/15/30	1,350	1,847
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,224
Total Capital Canada Ltd.	2.750%	7/15/23	425	421
Total Capital International SA	2.100%	6/19/19	2,200	2,210
Total Capital International SA	2.750%	6/19/21	3,300	3,333
Total Capital International SA	2.875%	2/17/22	1,400	1,412
Total Capital International SA	2.700%	1/25/23	700	693
Total Capital International SA	3.700%	1/15/24	1,425	1,485
Total Capital International SA	3.750%	4/10/24	250	261
Total Capital SA	2.125%	8/10/18	850	856
Total Capital SA	4.450%	6/24/20	425	456
Total Capital SA	4.125%	1/28/21	512	545
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	321
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,773
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	978
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	621
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	919
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	149
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,204
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	249
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,400	1,554
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	242
Valero Energy Corp.	9.375%	3/15/19	425	489
Valero Energy Corp.	3.650%	3/15/25	100	99
Valero Energy Corp.	3.400%	9/15/26	1,520	1,456
Valero Energy Corp.	7.500%	4/15/32	675	830
Valero Energy Corp.	6.625%	6/15/37	855	992
Valero Energy Corp.	4.900%	3/15/45	400	395
Valero Energy Partners LP	4.375%	12/15/26	200	202
Western Gas Partners LP	5.375%	6/1/21	1,350	1,451
Western Gas Partners LP	3.950%	6/1/25	300	296
Western Gas Partners LP	5.450%	4/1/44	600	617
Williams Partners LP	5.250%	3/15/20	1,395	1,492
Williams Partners LP	4.000%	11/15/21	400	410
Williams Partners LP	3.600%	3/15/22	750	753
Williams Partners LP	3.350%	8/15/22	500	492
Williams Partners LP	4.500%	11/15/23	560	575
Williams Partners LP	3.900%	1/15/25	1,200	1,176
Williams Partners LP	4.000%	9/15/25	1,100	1,086
Williams Partners LP	6.300%	4/15/40	475	507
Williams Partners LP	5.800%	11/15/43	700	715
Williams Partners LP	5.400%	3/4/44	300	290
Williams Partners LP	4.900%	1/15/45	325	300
Williams Partners LP	5.100%	9/15/45	950	902
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	450	455

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	500	503
XTO Energy Inc.	5.500%	6/15/18	400	422
Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	897
CBRE Services Inc.	5.000%	3/15/23	500	514
CBRE Services Inc.	5.250%	3/15/25	275	282
CBRE Services Inc.	4.875%	3/1/26	375	375
Cintas Corp. No 2	6.125%	12/1/17	400	416
Cintas Corp. No 2	3.250%	6/1/22	150	152
Dartmouth College New Hampshire GO	3.474%	6/1/46	800	746
6 Duke University	3.199%	10/1/38	200	183
6 Duke University Revenue	3.299%	10/1/46	500	450
Fluor Corp.	3.375%	9/15/21	150	153
Fluor Corp.	3.500%	12/15/24	1,000	1,009
George Washington University District of Columbia GO	3.545%	9/15/46	175	150
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	754
6 Johns Hopkins University Maryland GO	4.083%	7/1/53	500	499
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	479
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	699
Massachusetts Institute of Technology GO	3.885%	7/1/16	350	298
6 Northwestern University Illinois GO	3.688%	12/1/38	300	298
6 Northwestern University Illinois GO	4.643%	12/1/44	350	394
President & Fellows of Harvard College Massachusetts
GO	3.619%	10/1/37	500	494
6 Rice University Texas GO	3.574%	5/15/45	250	238
6 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	300	287
University of Pennsylvania GO	4.674%	9/1/12	625	614
6 University of Southern California GO	3.028%	10/1/39	500	443
Wesleyan University Connecticut GO	4.781%	7/1/16	150	142
Yale University Connecticut GO	2.086%	4/15/19	150	151
Technology (0.8%)
Adobe Systems Inc.	4.750%	2/1/20	325	348
Adobe Systems Inc.	3.250%	2/1/25	900	898
Alphabet Inc.	3.625%	5/19/21	350	371
Alphabet Inc.	1.998%	8/15/26	1,000	913
Altera Corp.	2.500%	11/15/18	625	639
Altera Corp.	4.100%	11/15/23	750	802
Amphenol Corp.	2.550%	1/30/19	1,650	1,669
Amphenol Corp.	3.125%	9/15/21	250	253
Amphenol Corp.	4.000%	2/1/22	75	78
Analog Devices Inc.	2.500%	12/5/21	300	297
Analog Devices Inc.	2.875%	6/1/23	1,375	1,356
Analog Devices Inc.	3.125%	12/5/23	400	397
Analog Devices Inc.	3.500%	12/5/26	700	693
Apple Inc.	1.000%	5/3/18	1,300	1,294
Apple Inc.	2.100%	5/6/19	1,650	1,666
Apple Inc.	1.100%	8/2/19	1,100	1,082
Apple Inc.	1.550%	2/7/20	1,550	1,532
Apple Inc.	2.000%	5/6/20	700	700
Apple Inc.	2.250%	2/23/21	3,200	3,193
Apple Inc.	2.850%	5/6/21	1,825	1,860
Apple Inc.	1.550%	8/4/21	1,400	1,351
Apple Inc.	2.150%	2/9/22	2,500	2,447
Apple Inc.	2.700%	5/13/22	2,500	2,507
Apple Inc.	2.400%	5/3/23	4,515	4,396
Apple Inc.	3.450%	5/6/24	930	958
Apple Inc.	2.500%	2/9/25	1,300	1,245
Apple Inc.	3.200%	5/13/25	1,300	1,305
Apple Inc.	3.250%	2/23/26	2,950	2,955
Apple Inc.	4.500%	2/23/36	1,500	1,604
Apple Inc.	3.850%	5/4/43	2,000	1,917
Apple Inc.	4.450%	5/6/44	1,150	1,191
Apple Inc.	3.450%	2/9/45	1,275	1,128

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apple Inc.	4.650%	2/23/46	4,650	5,018
Apple Inc.	3.850%	8/4/46	2,500	2,398
Applied Materials Inc.	2.625%	10/1/20	475	479
Applied Materials Inc.	4.300%	6/15/21	2,185	2,347
Applied Materials Inc.	3.900%	10/1/25	1,000	1,051
Applied Materials Inc.	5.100%	10/1/35	350	386
Applied Materials Inc.	5.850%	6/15/41	125	150
Arrow Electronics Inc.	3.000%	3/1/18	200	202
Arrow Electronics Inc.	3.500%	4/1/22	325	322
Arrow Electronics Inc.	4.500%	3/1/23	400	408
Arrow Electronics Inc.	4.000%	4/1/25	400	389
Autodesk Inc.	3.125%	6/15/20	225	227
Autodesk Inc.	3.600%	12/15/22	100	100
Autodesk Inc.	4.375%	6/15/25	175	179
AVNET Inc.	4.625%	4/15/26	800	776
Baidu Inc.	2.750%	6/9/19	350	353
Baidu Inc.	3.500%	11/28/22	1,500	1,502
Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	260
Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	309
CA Inc.	5.375%	12/1/19	205	221
CA Inc.	3.600%	8/1/20	800	819
CA Inc.	4.500%	8/15/23	150	156
Cadence Design Systems Inc.	4.375%	10/15/24	125	123
Cisco Systems Inc.	1.400%	2/28/18	1,050	1,050
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,654
Cisco Systems Inc.	1.600%	2/28/19	1,800	1,797
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,336
Cisco Systems Inc.	4.450%	1/15/20	2,775	2,973
Cisco Systems Inc.	2.450%	6/15/20	1,000	1,012
Cisco Systems Inc.	2.200%	2/28/21	2,750	2,743
Cisco Systems Inc.	2.900%	3/4/21	225	230
Cisco Systems Inc.	2.200%	9/20/23	500	481
Cisco Systems Inc.	3.625%	3/4/24	400	418
Cisco Systems Inc.	2.950%	2/28/26	550	544
Cisco Systems Inc.	2.500%	9/20/26	1,150	1,092
Cisco Systems Inc.	5.900%	2/15/39	425	540
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,478
Corning Inc.	1.500%	5/8/18	875	872
Corning Inc.	6.625%	5/15/19	50	55
Corning Inc.	2.900%	5/15/22	625	628
Corning Inc.	3.700%	11/15/23	500	508
Corning Inc.	4.700%	3/15/37	175	172
Corning Inc.	5.750%	8/15/40	340	376
9 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	3.480%	6/1/19	2,450	2,502
9 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	2,975	3,078
9 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	5.450%	6/15/23	3,350	3,556
9 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.020%	6/15/26	3,425	3,704
9 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.100%	7/15/36	1,095	1,303
9 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	1,425	1,764
Equifax Inc.	2.300%	6/1/21	2,575	2,516
Equifax Inc.	3.250%	6/1/26	350	338
Fidelity National Information Services Inc.	2.000%	4/15/18	100	100
Fidelity National Information Services Inc.	2.850%	10/15/18	300	305
Fidelity National Information Services Inc.	3.625%	10/15/20	3,800	3,932
Fidelity National Information Services Inc.	5.000%	3/15/22	350	360
Fidelity National Information Services Inc.	3.500%	4/15/23	625	630
Fidelity National Information Services Inc.	3.875%	6/5/24	325	331
Fidelity National Information Services Inc.	5.000%	10/15/25	1,450	1,572
Fidelity National Information Services Inc.	3.000%	8/15/26	1,000	938
Fidelity National Information Services Inc.	4.500%	8/15/46	375	356
Fiserv Inc.	2.700%	6/1/20	525	525
Fiserv Inc.	3.850%	6/1/25	700	712
Flex Ltd.	4.625%	2/15/20	275	286
Flex Ltd.	5.000%	2/15/23	500	529

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hewlett Packard Enterprise Co.	2.850%	10/5/18	2,300	2,318
Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,125	2,159
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,625	1,698
Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,500	2,563
Hewlett Packard Enterprise Co.	6.200%	10/15/35	350	356
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,450	1,450
HP Inc.	3.750%	12/1/20	113	117
HP Inc.	4.300%	6/1/21	150	157
HP Inc.	4.375%	9/15/21	1,300	1,367
HP Inc.	4.650%	12/9/21	2,175	2,314
HP Inc.	6.000%	9/15/41	610	614
Intel Corp.	2.450%	7/29/20	500	506
Intel Corp.	1.700%	5/19/21	200	195
Intel Corp.	3.300%	10/1/21	575	597
Intel Corp.	3.100%	7/29/22	625	641
Intel Corp.	2.700%	12/15/22	700	702
Intel Corp.	3.700%	7/29/25	500	524
Intel Corp.	2.600%	5/19/26	775	747
Intel Corp.	4.000%	12/15/32	475	488
Intel Corp.	4.800%	10/1/41	1,255	1,379
Intel Corp.	4.250%	12/15/42	775	783
Intel Corp.	4.900%	7/29/45	1,150	1,280
Intel Corp.	4.100%	5/19/46	875	871
International Business Machines Corp.	1.250%	2/8/18	2,555	2,549
International Business Machines Corp.	1.950%	2/12/19	675	678
International Business Machines Corp.	1.800%	5/17/19	2,000	2,002
International Business Machines Corp.	1.625%	5/15/20	270	266
International Business Machines Corp.	2.900%	11/1/21	200	204
International Business Machines Corp.	1.875%	8/1/22	900	860
International Business Machines Corp.	2.875%	11/9/22	700	703
International Business Machines Corp.	3.375%	8/1/23	600	613
International Business Machines Corp.	3.625%	2/12/24	1,400	1,452
International Business Machines Corp.	3.450%	2/19/26	1,000	1,020
International Business Machines Corp.	5.600%	11/30/39	1,114	1,350
International Business Machines Corp.	4.000%	6/20/42	753	752
International Business Machines Corp.	4.700%	2/19/46	1,000	1,089
Jabil Circuit Inc.	5.625%	12/15/20	250	268
Juniper Networks Inc.	3.125%	2/26/19	250	254
Juniper Networks Inc.	3.300%	6/15/20	475	482
Juniper Networks Inc.	4.600%	3/15/21	360	384
Juniper Networks Inc.	4.350%	6/15/25	200	202
Juniper Networks Inc.	5.950%	3/15/41	150	153
Keysight Technologies Inc.	3.300%	10/30/19	350	355
Keysight Technologies Inc.	4.550%	10/30/24	325	321
KLA-Tencor Corp.	3.375%	11/1/19	100	102
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,083
KLA-Tencor Corp.	4.650%	11/1/24	400	422
Lam Research Corp.	2.750%	3/15/20	325	325
Lam Research Corp.	2.800%	6/15/21	450	446
Lam Research Corp.	3.800%	3/15/25	425	424
Maxim Integrated Products Inc.	3.375%	3/15/23	50	49
Microsoft Corp.	1.000%	5/1/18	400	399
Microsoft Corp.	1.300%	11/3/18	2,400	2,395
Microsoft Corp.	4.200%	6/1/19	460	488
Microsoft Corp.	1.100%	8/8/19	1,775	1,752
Microsoft Corp.	3.000%	10/1/20	250	258
Microsoft Corp.	2.000%	11/3/20	1,975	1,977
Microsoft Corp.	1.550%	8/8/21	1,950	1,887
Microsoft Corp.	2.375%	2/12/22	1,600	1,592
Microsoft Corp.	2.650%	11/3/22	2,150	2,154
Microsoft Corp.	2.125%	11/15/22	225	219
Microsoft Corp.	2.375%	5/1/23	225	221
Microsoft Corp.	2.000%	8/8/23	2,050	1,957
Microsoft Corp.	3.625%	12/15/23	750	788

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Microsoft Corp.	2.700%	2/12/25	925	905
Microsoft Corp.	3.125%	11/3/25	2,000	2,018
Microsoft Corp.	2.400%	8/8/26	2,700	2,536
Microsoft Corp.	3.500%	2/12/35	1,325	1,267
Microsoft Corp.	4.200%	11/3/35	575	604
Microsoft Corp.	3.450%	8/8/36	2,075	1,970
Microsoft Corp.	5.200%	6/1/39	229	267
Microsoft Corp.	4.500%	10/1/40	125	133
Microsoft Corp.	5.300%	2/8/41	600	718
Microsoft Corp.	3.500%	11/15/42	850	782
Microsoft Corp.	3.750%	5/1/43	185	176
Microsoft Corp.	4.875%	12/15/43	350	390
Microsoft Corp.	3.750%	2/12/45	400	379
Microsoft Corp.	4.450%	11/3/45	2,650	2,807
Microsoft Corp.	3.700%	8/8/46	3,375	3,171
Microsoft Corp.	4.000%	2/12/55	2,000	1,889
Microsoft Corp.	4.750%	11/3/55	650	707
Microsoft Corp.	3.950%	8/8/56	1,600	1,497
Motorola Solutions Inc.	3.750%	5/15/22	400	403
Motorola Solutions Inc.	3.500%	3/1/23	1,100	1,073
Motorola Solutions Inc.	4.000%	9/1/24	500	500
Motorola Solutions Inc.	7.500%	5/15/25	75	89
Motorola Solutions Inc.	5.500%	9/1/44	300	287
NetApp Inc.	3.375%	6/15/21	900	910
NVIDIA Corp.	2.200%	9/16/21	665	648
NVIDIA Corp.	3.200%	9/16/26	690	660
Oracle Corp.	5.750%	4/15/18	1,415	1,494
Oracle Corp.	2.375%	1/15/19	525	532
Oracle Corp.	5.000%	7/8/19	1,175	1,266
Oracle Corp.	2.250%	10/8/19	2,850	2,878
Oracle Corp.	1.900%	9/15/21	5,300	5,177
Oracle Corp.	2.500%	5/15/22	1,250	1,237
Oracle Corp.	2.500%	10/15/22	1,700	1,678
Oracle Corp.	2.400%	9/15/23	1,720	1,661
Oracle Corp.	3.400%	7/8/24	2,350	2,387
Oracle Corp.	2.950%	5/15/25	1,000	977
Oracle Corp.	2.650%	7/15/26	2,925	2,768
Oracle Corp.	3.250%	5/15/30	275	267
Oracle Corp.	4.300%	7/8/34	1,350	1,392
Oracle Corp.	3.900%	5/15/35	1,350	1,324
Oracle Corp.	3.850%	7/15/36	1,475	1,436
Oracle Corp.	6.500%	4/15/38	625	815
Oracle Corp.	6.125%	7/8/39	645	813
Oracle Corp.	5.375%	7/15/40	1,375	1,588
Oracle Corp.	4.500%	7/8/44	775	795
Oracle Corp.	4.125%	5/15/45	400	389
Oracle Corp.	4.000%	7/15/46	2,500	2,384
Oracle Corp.	4.375%	5/15/55	1,000	983
Pitney Bowes Inc.	3.375%	10/1/21	1,050	1,016
Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,030
QUALCOMM Inc.	1.400%	5/18/18	1,000	998
QUALCOMM Inc.	2.250%	5/20/20	1,000	999
QUALCOMM Inc.	3.000%	5/20/22	1,275	1,288
QUALCOMM Inc.	3.450%	5/20/25	975	991
QUALCOMM Inc.	4.650%	5/20/35	475	499
QUALCOMM Inc.	4.800%	5/20/45	1,200	1,280
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,487
Seagate HDD Cayman	4.750%	1/1/25	750	709
Seagate HDD Cayman	4.875%	6/1/27	465	417
Symantec Corp.	4.200%	9/15/20	75	77
Symantec Corp.	3.950%	6/15/22	400	394
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	477
Texas Instruments Inc.	1.650%	8/3/19	1,000	997
Total System Services Inc.	2.375%	6/1/18	545	547

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Total System Services Inc.	3.800%	4/1/21	725	748
Total System Services Inc.	4.800%	4/1/26	675	723
Trimble Navigation Ltd.	4.750%	12/1/24	225	226
Tyco Electronics Group SA	6.550%	10/1/17	355	368
Tyco Electronics Group SA	2.350%	8/1/19	200	201
Tyco Electronics Group SA	3.500%	2/3/22	750	771
Tyco Electronics Group SA	3.450%	8/1/24	350	352
Tyco Electronics Group SA	7.125%	10/1/37	700	909
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,339
Verisk Analytics Inc.	5.500%	6/15/45	350	369
Xerox Corp.	6.350%	5/15/18	1,580	1,665
Xerox Corp.	2.750%	3/15/19	250	250
Xerox Corp.	5.625%	12/15/19	650	699
Xerox Corp.	2.800%	5/15/20	300	295
Xerox Corp.	4.500%	5/15/21	835	868
Xilinx Inc.	2.125%	3/15/19	325	324
Xilinx Inc.	3.000%	3/15/21	1,275	1,286
Transportation (0.2%)
6 American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	1,497	1,595
6 American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	230	237
6 American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	979	1,043
6 American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	443	445
6 American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	836	822
6 American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	129	125
6 American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	278	280
6 American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	224	229
6 American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	499	500
6 American Airlines 2016-2 Class AA Pass Through Trust	3.200%	6/15/28	1,000	969
6 American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	150	145
American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	225	216
6 BNSF Funding Trust I	6.613%	12/15/55	325	373
Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	657
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	286
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	436
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	428
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	435
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	408
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	631
Burlington Northern Santa Fe LLC	3.850%	9/1/23	275	291
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	420
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	411
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	249
Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,096
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	890
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	160
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	512
Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	548
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	423
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,086
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	597
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	207
Burlington Northern Santa Fe LLC	4.450%	3/15/43	350	364
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	572
Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	334
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	637
Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	303
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	327
Burlington Northern Santa Fe LLC	3.900%	8/1/46	600	584
Canadian National Railway Co.	5.550%	3/1/19	265	286
Canadian National Railway Co.	2.850%	12/15/21	550	558
Canadian National Railway Co.	2.750%	3/1/26	750	730
Canadian National Railway Co.	6.250%	8/1/34	350	452
Canadian National Railway Co.	6.200%	6/1/36	350	453

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian National Railway Co.	6.375%	11/15/37	350	464
Canadian Pacific Railway Co.	4.500%	1/15/22	691	743
Canadian Pacific Railway Co.	4.450%	3/15/23	225	241
Canadian Pacific Railway Co.	2.900%	2/1/25	100	98
Canadian Pacific Railway Co.	3.700%	2/1/26	450	463
Canadian Pacific Railway Co.	7.125%	10/15/31	225	306
Canadian Pacific Railway Co.	5.750%	3/15/33	425	496
Canadian Pacific Railway Co.	5.950%	5/15/37	775	921
Canadian Pacific Railway Co.	5.750%	1/15/42	110	133
Canadian Pacific Railway Co.	4.800%	8/1/45	200	215
Canadian Pacific Railway Co.	6.125%	9/15/15	230	275
6 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	873	976
6 Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	814	859
6 Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	745	767
6 Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	381	391
CSX Corp.	3.700%	10/30/20	205	213
CSX Corp.	4.250%	6/1/21	900	959
CSX Corp.	3.350%	11/1/25	400	400
CSX Corp.	6.220%	4/30/40	174	216
CSX Corp.	5.500%	4/15/41	425	485
CSX Corp.	4.750%	5/30/42	1,310	1,358
CSX Corp.	4.400%	3/1/43	93	93
CSX Corp.	4.100%	3/15/44	800	773
CSX Corp.	3.950%	5/1/50	650	585
CSX Corp.	4.250%	11/1/66	500	455
6 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	158	182
6 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	77	85
6 Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	24	25
6 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	45	47
6 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	51	54
6 Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	359	363
FedEx Corp.	8.000%	1/15/19	475	531
FedEx Corp.	2.625%	8/1/22	50	50
FedEx Corp.	4.000%	1/15/24	450	473
FedEx Corp.	3.250%	4/1/26	500	495
FedEx Corp.	3.900%	2/1/35	200	192
FedEx Corp.	3.875%	8/1/42	200	181
FedEx Corp.	4.100%	4/15/43	300	279
FedEx Corp.	5.100%	1/15/44	500	541
FedEx Corp.	4.750%	11/15/45	825	853
FedEx Corp.	4.550%	4/1/46	550	553
FedEx Corp.	4.500%	2/1/65	150	138
6 Hawaiian Airlines 2013-1 Class A Pass Through
Certificates	3.900%	1/15/26	867	882
JB Hunt Transport Services Inc.	3.300%	8/15/22	400	399
JB Hunt Transport Services Inc.	3.850%	3/15/24	200	203
Kansas City Southern	2.350%	5/15/20	25	25
Kansas City Southern	3.000%	5/15/23	500	486
Kansas City Southern	3.125%	6/1/26	675	642
Kansas City Southern	4.300%	5/15/43	250	231
Kansas City Southern	4.950%	8/15/45	325	330
6 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	238	233
Norfolk Southern Corp.	5.750%	4/1/18	200	210
Norfolk Southern Corp.	5.900%	6/15/19	335	365
Norfolk Southern Corp.	9.750%	6/15/20	116	143
Norfolk Southern Corp.	3.250%	12/1/21	325	334
Norfolk Southern Corp.	2.903%	2/15/23	780	773
Norfolk Southern Corp.	5.590%	5/17/25	164	186
Norfolk Southern Corp.	7.800%	5/15/27	100	134
Norfolk Southern Corp.	4.837%	10/1/41	565	613
Norfolk Southern Corp.	3.950%	10/1/42	425	403
Norfolk Southern Corp.	4.450%	6/15/45	275	284
Norfolk Southern Corp.	4.650%	1/15/46	200	212
Norfolk Southern Corp.	7.900%	5/15/97	200	287

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Norfolk Southern Corp.	6.000%	3/15/05	275	321
Norfolk Southern Corp.	6.000%	5/23/11	925	1,075
6 Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	162	180
Ryder System Inc.	2.450%	11/15/18	1,000	1,008
Ryder System Inc.	2.350%	2/26/19	1,350	1,354
Ryder System Inc.	2.550%	6/1/19	800	806
Ryder System Inc.	2.500%	5/11/20	200	199
Ryder System Inc.	2.875%	9/1/20	125	126
Ryder System Inc.	2.250%	9/1/21	100	97
Southwest Airlines Co.	2.750%	11/6/19	25	25
Southwest Airlines Co.	2.650%	11/5/20	540	541
Southwest Airlines Co.	3.000%	11/15/26	400	376
6 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	100	110
6 Spirit Airlines Class A Pass Through Certificates Series
2015-1	4.100%	10/1/29	314	320
Trinity Industries Inc.	4.550%	10/1/24	225	216
Union Pacific Corp.	1.800%	2/1/20	450	446
Union Pacific Corp.	2.250%	6/19/20	300	301
Union Pacific Corp.	2.750%	4/15/23	200	199
Union Pacific Corp.	3.250%	1/15/25	400	407
Union Pacific Corp.	3.250%	8/15/25	900	913
Union Pacific Corp.	2.750%	3/1/26	350	341
Union Pacific Corp.	3.375%	2/1/35	900	848
Union Pacific Corp.	4.250%	4/15/43	400	411
Union Pacific Corp.	4.150%	1/15/45	400	401
Union Pacific Corp.	4.050%	11/15/45	250	250
Union Pacific Corp.	4.050%	3/1/46	500	501
Union Pacific Corp.	3.799%	10/1/51	1,257	1,166
Union Pacific Corp.	3.875%	2/1/55	400	362
Union Pacific Corp.	4.375%	11/15/65	800	790
6 United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	632	657
6 United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	686	702
6 United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	200	202
6 United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	415	412
6 United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	400	393
6 United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	2,550	2,473
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,042
United Parcel Service Inc.	5.125%	4/1/19	175	188
United Parcel Service Inc.	3.125%	1/15/21	990	1,022
United Parcel Service Inc.	2.450%	10/1/22	925	920
United Parcel Service Inc.	2.400%	11/15/26	2,075	1,961
United Parcel Service Inc.	6.200%	1/15/38	820	1,081
United Parcel Service Inc.	4.875%	11/15/40	350	400
United Parcel Service Inc.	3.625%	10/1/42	675	644
United Parcel Service Inc.	3.400%	11/15/46	340	313
6 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	168	172
6 US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	57	61
				2,069,130
Utilities (0.8%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	494
9 AEP Transmission Co. LLC	3.100%	12/1/26	200	197
9 AEP Transmission Co. LLC	4.000%	12/1/46	200	199
Alabama Power Co.	3.550%	12/1/23	700	734
Alabama Power Co.	2.800%	4/1/25	200	195
Alabama Power Co.	4.100%	1/15/42	700	695
Alabama Power Co.	3.850%	12/1/42	125	120
Alabama Power Co.	4.150%	8/15/44	300	301
Alabama Power Co.	3.750%	3/1/45	650	613
Alabama Power Co.	4.300%	1/2/46	250	258
Ameren Corp.	2.700%	11/15/20	825	829
Ameren Corp.	3.650%	2/15/26	465	467
Ameren Illinois Co.	2.700%	9/1/22	250	251

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ameren Illinois Co.	3.250%	3/1/25	275	277
Ameren Illinois Co.	4.150%	3/15/46	500	512
American Electric Power Co. Inc.	1.650%	12/15/17	325	325
Appalachian Power Co.	3.400%	6/1/25	400	405
Appalachian Power Co.	5.800%	10/1/35	100	115
Appalachian Power Co.	6.700%	8/15/37	500	640
Appalachian Power Co.	7.000%	4/1/38	260	345
Appalachian Power Co.	4.400%	5/15/44	1,000	1,014
Arizona Public Service Co.	3.150%	5/15/25	500	501
Arizona Public Service Co.	2.550%	9/15/26	150	141
Arizona Public Service Co.	5.500%	9/1/35	150	176
Arizona Public Service Co.	5.050%	9/1/41	575	648
Arizona Public Service Co.	4.500%	4/1/42	25	26
Arizona Public Service Co.	4.700%	1/15/44	400	430
Arizona Public Service Co.	4.350%	11/15/45	50	51
Arizona Public Service Co.	3.750%	5/15/46	650	608
Atlantic City Electric Co.	7.750%	11/15/18	150	166
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	972
Baltimore Gas & Electric Co.	2.400%	8/15/26	225	210
Baltimore Gas & Electric Co.	3.500%	8/15/46	700	629
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	126
Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	200
Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	549
Berkshire Hathaway Energy Co.	3.500%	2/1/25	1,000	1,018
Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,219
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,499
Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	220
Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	534
Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	519
Black Hills Corp.	2.500%	1/11/19	425	427
Black Hills Corp.	3.950%	1/15/26	250	255
Black Hills Corp.	3.150%	1/15/27	350	335
Black Hills Corp.	4.200%	9/15/46	375	357
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,587
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	247
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	657
9 Cleco Corporate Holdings LLC	3.743%	5/1/26	725	713
9 Cleco Corporate Holdings LLC	4.973%	5/1/46	475	484
Cleco Power LLC	6.000%	12/1/40	175	213
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,018
CMS Energy Corp.	8.750%	6/15/19	500	577
CMS Energy Corp.	6.250%	2/1/20	600	665
CMS Energy Corp.	5.050%	3/15/22	500	547
CMS Energy Corp.	3.875%	3/1/24	175	182
CMS Energy Corp.	2.950%	2/15/27	50	47
CMS Energy Corp.	4.700%	3/31/43	350	365
CMS Energy Corp.	4.875%	3/1/44	300	321
Commonwealth Edison Co.	6.150%	9/15/17	600	620
Commonwealth Edison Co.	5.800%	3/15/18	150	158
Commonwealth Edison Co.	5.900%	3/15/36	100	123
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,350
Commonwealth Edison Co.	4.600%	8/15/43	550	591
Commonwealth Edison Co.	4.700%	1/15/44	900	991
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,409
Commonwealth Edison Co.	3.650%	6/15/46	125	117
Connecticut Light & Power Co.	5.500%	2/1/19	150	161
Connecticut Light & Power Co.	6.350%	6/1/36	250	318
Connecticut Light & Power Co.	4.150%	6/1/45	75	76
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,213
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	910
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	344
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,040
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	502
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	541

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	462
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,601
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	397
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	328
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	75
Consolidated Edison Inc.	2.000%	5/15/21	300	293
Constellation Energy Group Inc.	5.150%	12/1/20	495	535
Consumers Energy Co.	6.125%	3/15/19	250	273
Consumers Energy Co.	6.700%	9/15/19	300	337
Consumers Energy Co.	2.850%	5/15/22	250	254
Consumers Energy Co.	3.375%	8/15/23	225	232
Consumers Energy Co.	4.100%	11/15/45	375	386
Consumers Energy Co.	3.250%	8/15/46	525	464
Consumers Energy Co.	4.350%	8/31/64	150	150
Delmarva Power & Light Co.	3.500%	11/15/23	125	129
Delmarva Power & Light Co.	4.000%	6/1/42	225	221
Delmarva Power & Light Co.	4.150%	5/15/45	600	617
Dominion Resources Inc.	1.400%	9/15/17	650	649
Dominion Resources Inc.	2.500%	12/1/19	400	404
Dominion Resources Inc.	4.450%	3/15/21	125	133
Dominion Resources Inc.	2.750%	9/15/22	100	98
Dominion Resources Inc.	3.625%	12/1/24	800	805
Dominion Resources Inc.	3.900%	10/1/25	425	434
Dominion Resources Inc.	6.300%	3/15/33	500	594
Dominion Resources Inc.	5.250%	8/1/33	200	216
Dominion Resources Inc.	4.900%	8/1/41	550	576
Dominion Resources Inc.	4.050%	9/15/42	325	301
Dominion Resources Inc.	4.700%	12/1/44	600	616
6 Dominion Resources Inc.	5.750%	10/1/54	375	385
DTE Electric Co.	3.450%	10/1/20	410	427
DTE Electric Co.	3.900%	6/1/21	100	106
DTE Electric Co.	2.650%	6/15/22	425	427
DTE Electric Co.	3.375%	3/1/25	150	153
DTE Electric Co.	5.700%	10/1/37	125	155
DTE Electric Co.	3.950%	6/15/42	1,150	1,140
DTE Electric Co.	4.000%	4/1/43	300	301
DTE Electric Co.	4.300%	7/1/44	300	315
DTE Electric Co.	3.700%	6/1/46	750	720
DTE Energy Co.	1.500%	10/1/19	525	516
DTE Energy Co.	2.400%	12/1/19	350	352
DTE Energy Co.	3.500%	6/1/24	525	529
DTE Energy Co.	2.850%	10/1/26	2,450	2,273
Duke Energy Carolinas LLC	4.300%	6/15/20	500	534
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,093
Duke Energy Carolinas LLC	2.950%	12/1/26	850	835
Duke Energy Carolinas LLC	6.000%	12/1/28	300	372
Duke Energy Carolinas LLC	6.100%	6/1/37	425	523
Duke Energy Carolinas LLC	6.000%	1/15/38	25	31
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	710	841
Duke Energy Carolinas LLC	4.250%	12/15/41	800	817
Duke Energy Carolinas LLC	4.000%	9/30/42	425	421
Duke Energy Carolinas LLC	3.875%	3/15/46	750	734
Duke Energy Corp.	5.050%	9/15/19	425	458
Duke Energy Corp.	3.050%	8/15/22	200	201
Duke Energy Corp.	3.950%	10/15/23	225	235
Duke Energy Corp.	3.750%	4/15/24	475	489
Duke Energy Corp.	4.800%	12/15/45	700	738
Duke Energy Corp.	3.750%	9/1/46	150	135
Duke Energy Florida Llc	5.650%	6/15/18	50	53
Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,468
Duke Energy Florida LLC	6.350%	9/15/37	525	680
Duke Energy Florida LLC	6.400%	6/15/38	600	790
Duke Energy Florida LLC	3.400%	10/1/46	400	355

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	200	199
6 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	193
6 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	373
6 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	183
6 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	295
Duke Energy Indiana LLC	3.750%	7/15/20	185	194
Duke Energy Indiana LLC	6.120%	10/15/35	1,500	1,805
Duke Energy Indiana LLC	4.200%	3/15/42	475	472
Duke Energy Indiana LLC	4.900%	7/15/43	250	277
Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,041
Duke Energy Ohio Inc.	3.700%	6/15/46	1,125	1,061
Duke Energy Progress Llc	5.300%	1/15/19	675	721
Duke Energy Progress Llc	3.000%	9/15/21	750	769
Duke Energy Progress Llc	2.800%	5/15/22	350	354
Duke Energy Progress LLC	3.250%	8/15/25	1,800	1,826
Duke Energy Progress LLC	4.375%	3/30/44	525	544
Duke Energy Progress LLC	4.150%	12/1/44	300	301
Duke Energy Progress LLC	4.200%	8/15/45	525	534
Duke Energy Progress LLC	3.700%	10/15/46	175	166
Edison International	2.950%	3/15/23	950	944
El Paso Electric Co.	6.000%	5/15/35	175	202
El Paso Electric Co.	5.000%	12/1/44	250	260
9 Emera US Finance LP	2.150%	6/15/19	150	150
9 Emera US Finance LP	2.700%	6/15/21	275	273
9 Emera US Finance LP	3.550%	6/15/26	375	367
9 Emera US Finance LP	4.750%	6/15/46	1,825	1,824
Enel Americas SA	4.000%	10/25/26	200	191
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,310
Entergy Corp.	2.950%	9/1/26	375	351
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	158
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,738
Entergy Louisiana LLC	5.400%	11/1/24	175	201
Entergy Louisiana LLC	2.400%	10/1/26	500	466
Entergy Louisiana LLC	3.250%	4/1/28	300	296
Entergy Louisiana LLC	3.050%	6/1/31	525	496
Entergy Louisiana LLC	4.950%	1/15/45	400	411
Entergy Texas Inc.	7.125%	2/1/19	300	330
Entergy Texas Inc.	5.150%	6/1/45	300	310
Eversource Energy	4.500%	11/15/19	2,357	2,501
Exelon Corp.	2.850%	6/15/20	225	227
Exelon Corp.	2.450%	4/15/21	250	247
Exelon Corp.	3.950%	6/15/25	500	513
Exelon Corp.	3.400%	4/15/26	1,500	1,470
Exelon Corp.	4.950%	6/15/35	800	848
Exelon Corp.	5.625%	6/15/35	365	405
Exelon Corp.	5.100%	6/15/45	200	212
Exelon Corp.	4.450%	4/15/46	500	489
Exelon Generation Co. LLC	6.200%	10/1/17	430	444
Exelon Generation Co. LLC	4.000%	10/1/20	575	597
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,037
FirstEnergy Corp.	4.250%	3/15/23	200	207
FirstEnergy Corp.	7.375%	11/15/31	800	1,030
Florida Power & Light Co.	2.750%	6/1/23	325	325
Florida Power & Light Co.	3.250%	6/1/24	300	307
Florida Power & Light Co.	5.625%	4/1/34	225	272
Florida Power & Light Co.	4.950%	6/1/35	50	57
Florida Power & Light Co.	5.950%	2/1/38	175	224
Florida Power & Light Co.	5.960%	4/1/39	225	290
Florida Power & Light Co.	4.125%	2/1/42	1,575	1,623
Florida Power & Light Co.	3.800%	12/15/42	925	908
Florida Power & Light Co.	4.050%	10/1/44	500	512
9 Fortis Inc.	2.100%	10/4/21	200	193
9 Fortis Inc.	3.055%	10/4/26	1,800	1,679
Georgia Power Co.	1.950%	12/1/18	450	452

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia Power Co.	2.400%	4/1/21	875	870
Georgia Power Co.	3.250%	4/1/26	1,800	1,807
Georgia Power Co.	5.950%	2/1/39	150	181
Georgia Power Co.	4.750%	9/1/40	125	132
Georgia Power Co.	4.300%	3/15/42	675	687
Georgia Power Co.	4.300%	3/15/43	250	252
Great Plains Energy Inc.	4.850%	6/1/21	1,095	1,168
Iberdrola International BV	6.750%	7/15/36	175	213
Indiana Michigan Power Co.	7.000%	3/15/19	300	331
Indiana Michigan Power Co.	3.200%	3/15/23	475	479
Interstate Power & Light Co.	3.250%	12/1/24	150	150
Interstate Power & Light Co.	3.400%	8/15/25	550	555
Interstate Power & Light Co.	6.250%	7/15/39	100	128
Interstate Power & Light Co.	3.700%	9/15/46	425	393
ITC Holdings Corp.	4.050%	7/1/23	175	180
ITC Holdings Corp.	5.300%	7/1/43	300	328
Jersey Central Power & Light Co.	6.150%	6/1/37	200	228
6 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	164	174
Kansas City Power & Light Co.	6.050%	11/15/35	200	237
Kansas City Power & Light Co.	5.300%	10/1/41	830	886
Kentucky Utilities Co.	3.250%	11/1/20	200	206
Kentucky Utilities Co.	4.650%	11/15/43	875	962
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,196
Louisville Gas & Electric Co.	5.125%	11/15/40	100	114
Louisville Gas & Electric Co.	4.650%	11/15/43	625	685
MidAmerican Energy Co.	6.750%	12/30/31	725	980
MidAmerican Energy Co.	4.800%	9/15/43	225	248
Mississippi Power Co.	4.250%	3/15/42	375	324
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	1,100	1,268
National Rural Utilities Cooperative Finance Corp.	1.650%	2/8/19	1,050	1,048
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	75	76
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	1,300	1,290
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	900
National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	1,300	1,289
National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	675	670
National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	75	75
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	789	802
6 National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	100
6 National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	339
Nevada Power Co.	6.500%	5/15/18	1,200	1,280
Nevada Power Co.	6.650%	4/1/36	410	541
Nevada Power Co.	5.450%	5/15/41	500	585
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	200	201
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	481
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,340	1,433
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,143
Northern States Power Co.	2.200%	8/15/20	200	200
Northern States Power Co.	5.250%	7/15/35	100	116
Northern States Power Co.	6.250%	6/1/36	650	841
Northern States Power Co.	6.200%	7/1/37	250	324
Northern States Power Co.	5.350%	11/1/39	375	449
Northern States Power Co.	4.125%	5/15/44	100	102
Northern States Power Co.	4.000%	8/15/45	200	199
Northern States Power Co.	3.600%	5/15/46	325	307
NorthWestern Corp.	4.176%	11/15/44	250	250
NSTAR Electric Co.	3.250%	11/15/25	175	175
NSTAR Electric Co.	2.700%	6/1/26	1,800	1,717
NSTAR Electric Co.	5.500%	3/15/40	550	651
NV Energy Inc.	6.250%	11/15/20	225	254
Oglethorpe Power Corp.	6.100%	3/15/19	200	217
Oglethorpe Power Corp.	5.950%	11/1/39	100	118
Oglethorpe Power Corp.	5.375%	11/1/40	380	426
Oglethorpe Power Corp.	4.550%	6/1/44	300	298
Oglethorpe Power Corp.	4.250%	4/1/46	125	119

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Edison Co.	8.250%	10/15/38	400	573
Ohio Power Co.	6.050%	5/1/18	100	105
Ohio Power Co.	5.375%	10/1/21	575	642
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	184
Oklahoma Gas & Electric Co.	3.900%	5/1/43	625	602
Oklahoma Gas & Electric Co.	4.000%	12/15/44	175	172
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	357
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,077
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	244
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,100	1,510
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	533
Pacific Gas & Electric Co.	5.625%	11/30/17	250	259
Pacific Gas & Electric Co.	8.250%	10/15/18	275	305
Pacific Gas & Electric Co.	3.500%	10/1/20	410	425
Pacific Gas & Electric Co.	4.250%	5/15/21	225	239
Pacific Gas & Electric Co.	3.250%	9/15/21	1,200	1,233
Pacific Gas & Electric Co.	3.250%	6/15/23	575	586
Pacific Gas & Electric Co.	3.750%	2/15/24	150	156
Pacific Gas & Electric Co.	3.400%	8/15/24	625	637
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,543
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,249
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,275
Pacific Gas & Electric Co.	5.400%	1/15/40	500	585
Pacific Gas & Electric Co.	4.450%	4/15/42	300	315
Pacific Gas & Electric Co.	4.600%	6/15/43	225	238
Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	1,095
Pacific Gas & Electric Co.	4.250%	3/15/46	375	380
Pacific Gas & Electric Co.	4.000%	12/1/46	500	493
PacifiCorp	5.650%	7/15/18	300	319
PacifiCorp	2.950%	2/1/22	1,000	1,018
PacifiCorp	3.600%	4/1/24	500	519
PacifiCorp	5.250%	6/15/35	475	545
PacifiCorp	6.100%	8/1/36	500	629
PacifiCorp	5.750%	4/1/37	410	502
PacifiCorp	6.250%	10/15/37	600	776
PacifiCorp	4.100%	2/1/42	150	150
PECO Energy Co.	5.350%	3/1/18	125	130
Pennsylvania Electric Co.	5.200%	4/1/20	205	219
PG&E Corp.	2.400%	3/1/19	1,650	1,657
Potomac Electric Power Co.	6.500%	11/15/37	400	523
PPL Capital Funding Inc.	3.500%	12/1/22	375	382
PPL Capital Funding Inc.	3.950%	3/15/24	225	233
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,532
PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,519
PPL Electric Utilities Corp.	6.250%	5/15/39	100	129
PPL Electric Utilities Corp.	4.750%	7/15/43	200	223
Progress Energy Inc.	3.150%	4/1/22	1,500	1,513
Progress Energy Inc.	7.750%	3/1/31	625	859
Progress Energy Inc.	7.000%	10/30/31	200	259
Progress Energy Inc.	6.000%	12/1/39	285	342
PSEG Power LLC	5.125%	4/15/20	150	161
PSEG Power LLC	3.000%	6/15/21	325	326
PSEG Power LLC	4.150%	9/15/21	50	52
Public Service Co. of Colorado	5.125%	6/1/19	175	189
Public Service Co. of Colorado	3.200%	11/15/20	700	723
Public Service Co. of Colorado	2.500%	3/15/23	250	246
Public Service Co. of Colorado	2.900%	5/15/25	500	494
Public Service Co. of Colorado	3.600%	9/15/42	225	211
Public Service Co. of Colorado	4.300%	3/15/44	200	209
Public Service Co. of New Hampshire	3.500%	11/1/23	150	153
Public Service Co. of New Mexico	3.850%	8/1/25	150	155
Public Service Co. of Oklahoma	5.150%	12/1/19	600	645
Public Service Co. of Oklahoma	4.400%	2/1/21	500	534
Public Service Co. of Oklahoma	6.625%	11/15/37	275	350

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Public Service Electric & Gas Co.	5.300%	5/1/18	394	413
Public Service Electric & Gas Co.	2.300%	9/15/18	450	455
Public Service Electric & Gas Co.	1.800%	6/1/19	200	200
Public Service Electric & Gas Co.	1.900%	3/15/21	200	196
Public Service Electric & Gas Co.	2.375%	5/15/23	225	220
Public Service Electric & Gas Co.	3.000%	5/15/25	500	499
Public Service Electric & Gas Co.	5.375%	11/1/39	300	352
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,520
Public Service Electric & Gas Co.	4.000%	6/1/44	100	101
Public Service Electric & Gas Co.	4.050%	5/1/45	500	507
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	974
Puget Energy Inc.	6.500%	12/15/20	250	282
Puget Energy Inc.	6.000%	9/1/21	400	448
Puget Energy Inc.	3.650%	5/15/25	1,550	1,526
Puget Sound Energy Inc.	5.483%	6/1/35	100	116
Puget Sound Energy Inc.	6.274%	3/15/37	500	626
Puget Sound Energy Inc.	5.757%	10/1/39	495	600
Puget Sound Energy Inc.	5.638%	4/15/41	390	471
Puget Sound Energy Inc.	4.434%	11/15/41	275	289
San Diego Gas & Electric Co.	3.000%	8/15/21	150	154
San Diego Gas & Electric Co.	2.500%	5/15/26	350	335
San Diego Gas & Electric Co.	6.000%	6/1/26	500	607
San Diego Gas & Electric Co.	5.350%	5/15/35	100	117
San Diego Gas & Electric Co.	6.125%	9/15/37	252	323
San Diego Gas & Electric Co.	5.350%	5/15/40	500	593
San Diego Gas & Electric Co.	4.500%	8/15/40	255	274
San Diego Gas & Electric Co.	4.300%	4/1/42	150	156
SCANA Corp.	4.750%	5/15/21	205	214
SCANA Corp.	4.125%	2/1/22	150	154
Sierra Pacific Power Co.	2.600%	5/1/26	300	287
Sierra Pacific Power Co.	6.750%	7/1/37	400	532
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,192
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	581
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	185
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	116
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	203
South Carolina Electric & Gas Co.	4.600%	6/15/43	225	236
South Carolina Electric & Gas Co.	4.100%	6/15/46	830	828
South Carolina Electric & Gas Co.	4.500%	6/1/64	300	295
South Carolina Electric & Gas Co.	5.100%	6/1/65	350	384
Southern California Edison Co.	3.875%	6/1/21	350	370
6 Southern California Edison Co.	1.845%	2/1/22	275	271
Southern California Edison Co.	3.500%	10/1/23	300	312
Southern California Edison Co.	6.650%	4/1/29	225	281
Southern California Edison Co.	5.750%	4/1/35	508	614
Southern California Edison Co.	5.350%	7/15/35	1,460	1,716
Southern California Edison Co.	4.500%	9/1/40	205	218
Southern California Edison Co.	3.900%	12/1/41	145	143
Southern California Edison Co.	4.050%	3/15/42	425	428
Southern California Edison Co.	3.900%	3/15/43	475	466
Southern California Edison Co.	4.650%	10/1/43	455	503
Southern California Edison Co.	3.600%	2/1/45	150	142
Southern Co.	1.550%	7/1/18	375	375
Southern Co.	1.850%	7/1/19	325	324
Southern Co.	2.150%	9/1/19	200	200
Southern Co.	2.750%	6/15/20	400	403
Southern Co.	2.350%	7/1/21	600	589
Southern Co.	2.950%	7/1/23	525	518
Southern Co.	3.250%	7/1/26	1,125	1,094
Southern Co.	4.250%	7/1/36	875	864
Southern Co.	4.400%	7/1/46	1,050	1,038
Southern Power Co.	1.500%	6/1/18	250	249
Southern Power Co.	1.950%	12/15/19	350	347
Southern Power Co.	2.375%	6/1/20	100	99

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Power Co.	2.500%	12/15/21	250	245
Southern Power Co.	4.150%	12/1/25	175	181
Southern Power Co.	5.150%	9/15/41	960	965
Southern Power Co.	5.250%	7/15/43	500	504
Southern Power Co.	4.950%	12/15/46	250	243
Southwestern Electric Power Co.	5.875%	3/1/18	25	26
Southwestern Electric Power Co.	6.450%	1/15/19	250	271
Southwestern Electric Power Co.	6.200%	3/15/40	75	91
Southwestern Electric Power Co.	3.900%	4/1/45	1,400	1,302
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,874
Southwestern Public Service Co.	4.500%	8/15/41	100	106
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,302
System Energy Resources Inc.	4.100%	4/1/23	150	154
Tampa Electric Co.	6.100%	5/15/18	1,575	1,668
Tampa Electric Co.	5.400%	5/15/21	175	192
Tampa Electric Co.	2.600%	9/15/22	75	74
Tampa Electric Co.	6.550%	5/15/36	150	190
Tampa Electric Co.	4.200%	5/15/45	500	489
TECO Finance Inc.	5.150%	3/15/20	125	133
TransAlta Corp.	6.900%	5/15/18	100	104
TransAlta Corp.	4.500%	11/15/22	325	318
TransAlta Corp.	6.500%	3/15/40	175	162
Tri-State Generation & Transmission Assn. Inc.	3.700%	11/1/24	550	559
Tri-State Generation & Transmission Assn. Inc.	4.700%	11/1/44	150	155
Tri-State Generation & Transmission Assn. Inc.	4.250%	6/1/46	100	96
Tucson Electric Power Co.	5.150%	11/15/21	130	142
Tucson Electric Power Co.	3.050%	3/15/25	200	190
UIL Holdings Corp.	4.625%	10/1/20	300	313
Union Electric Co.	6.700%	2/1/19	235	257
Union Electric Co.	3.500%	4/15/24	1,450	1,491
Union Electric Co.	3.900%	9/15/42	425	418
Union Electric Co.	3.650%	4/15/45	575	543
Virginia Electric & Power Co.	2.950%	1/15/22	750	760
Virginia Electric & Power Co.	3.450%	2/15/24	500	513
Virginia Electric & Power Co.	3.100%	5/15/25	500	496
Virginia Electric & Power Co.	6.000%	1/15/36	500	616
Virginia Electric & Power Co.	6.000%	5/15/37	550	680
Virginia Electric & Power Co.	6.350%	11/30/37	600	772
Virginia Electric & Power Co.	8.875%	11/15/38	450	719
Virginia Electric & Power Co.	4.000%	1/15/43	850	839
Virginia Electric & Power Co.	4.450%	2/15/44	200	211
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	998
WEC Energy Group Inc.	2.450%	6/15/20	250	250
WEC Energy Group Inc.	3.550%	6/15/25	750	764
Westar Energy Inc.	3.250%	12/1/25	325	325
Westar Energy Inc.	2.550%	7/1/26	575	540
Westar Energy Inc.	4.125%	3/1/42	525	521
Westar Energy Inc.	4.100%	4/1/43	225	225
Westar Energy Inc.	4.625%	9/1/43	150	161
Westar Energy Inc.	4.250%	12/1/45	100	103
Wisconsin Electric Power Co.	4.250%	12/15/19	175	186
Wisconsin Electric Power Co.	2.950%	9/15/21	635	648
Wisconsin Electric Power Co.	5.625%	5/15/33	200	235
Wisconsin Electric Power Co.	4.250%	6/1/44	100	102
Wisconsin Electric Power Co.	4.300%	12/15/45	125	129
Wisconsin Power & Light Co.	5.000%	7/15/19	25	27
Wisconsin Power & Light Co.	2.250%	11/15/22	275	268
Wisconsin Power & Light Co.	6.375%	8/15/37	300	390
Wisconsin Power & Light Co.	4.100%	10/15/44	200	203
Wisconsin Public Service Corp.	1.650%	12/4/18	500	499
Wisconsin Public Service Corp.	3.671%	12/1/42	75	71
Xcel Energy Inc.	4.700%	5/15/20	305	324
Xcel Energy Inc.	2.600%	3/15/22	275	274
Xcel Energy Inc.	3.300%	6/1/25	150	150

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Xcel Energy Inc.	3.350%	12/1/26	275	275
Xcel Energy Inc.	6.500%	7/1/36	635	799
Natural Gas (0.1%)
Atmos Energy Corp.	8.500%	3/15/19	1,140	1,296
Atmos Energy Corp.	5.500%	6/15/41	800	928
British Transco Finance Inc.	6.625%	6/1/18	430	456
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	157
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	279
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	763
KeySpan Corp.	8.000%	11/15/30	200	267
KeySpan Corp.	5.803%	4/1/35	250	283
NiSource Finance Corp.	6.400%	3/15/18	314	331
NiSource Finance Corp.	6.800%	1/15/19	550	600
NiSource Finance Corp.	5.450%	9/15/20	350	382
NiSource Finance Corp.	6.125%	3/1/22	450	519
NiSource Finance Corp.	6.250%	12/15/40	400	493
NiSource Finance Corp.	5.950%	6/15/41	500	594
NiSource Finance Corp.	5.800%	2/1/42	300	349
NiSource Finance Corp.	4.800%	2/15/44	200	210
ONE Gas Inc.	2.070%	2/1/19	300	301
ONE Gas Inc.	4.658%	2/1/44	125	130
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	156
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	150	132
Sempra Energy	6.150%	6/15/18	750	795
Sempra Energy	9.800%	2/15/19	250	290
Sempra Energy	1.625%	10/7/19	100	99
Sempra Energy	2.400%	3/15/20	300	299
Sempra Energy	2.850%	11/15/20	1,225	1,234
Sempra Energy	4.050%	12/1/23	850	887
Sempra Energy	3.750%	11/15/25	330	334
Sempra Energy	6.000%	10/15/39	705	839
Southern California Gas Co.	2.600%	6/15/26	750	719
Southern California Gas Co.	5.750%	11/15/35	25	30
Southern California Gas Co.	3.750%	9/15/42	800	780
Southern California Gas Co.	4.450%	3/15/44	150	159
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,250	1,284
Southern Co. Gas Capital Corp.	3.875%	11/15/25	425	436
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	367
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	145
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	123
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	416
Spire Inc.	4.700%	8/15/44	350	346
Washington Gas Light Co.	3.796%	9/15/46	325	305
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,575	1,658
American Water Capital Corp.	6.593%	10/15/37	500	662
American Water Capital Corp.	4.300%	12/1/42	125	129
American Water Capital Corp.	4.000%	12/1/46	500	500
United Utilities plc	5.375%	2/1/19	200	209
Veolia Environnement SA	6.750%	6/1/38	200	242

				259,443

Total Corporate Bonds (Cost $3,336,809)				3,382,750

Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
African Development Bank	0.875%	3/15/18	1,500	1,493
African Development Bank	1.625%	10/2/18	300	301
African Development Bank	1.000%	11/2/18	1,550	1,537
African Development Bank	1.000%	5/15/19	1,200	1,184
African Development Bank	1.375%	2/12/20	350	346
African Development Bank	1.250%	7/26/21	1,700	1,632
African Development Bank	2.375%	9/23/21	1,850	1,864
Agricultural Bank Of China	2.000%	5/21/18	300	299

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Agricultural Bank Of China	2.750%	5/21/20	250	250
Asian Development Bank	1.125%	3/15/17	1,325	1,325
Asian Development Bank	0.875%	4/26/18	1,200	1,194
Asian Development Bank	1.125%	6/5/18	2,300	2,285
Asian Development Bank	5.593%	7/16/18	500	530
Asian Development Bank	1.750%	9/11/18	1,650	1,661
Asian Development Bank	0.875%	10/5/18	1,650	1,636
Asian Development Bank	1.875%	10/23/18	530	534
Asian Development Bank	1.375%	1/15/19	1,000	998
Asian Development Bank	1.750%	3/21/19	575	578
Asian Development Bank	1.875%	4/12/19	1,550	1,562
Asian Development Bank	1.000%	8/16/19	450	443
Asian Development Bank	1.500%	1/22/20	2,500	2,487
Asian Development Bank	1.375%	3/23/20	2,250	2,224
Asian Development Bank	1.625%	3/16/21	3,100	3,050
Asian Development Bank	1.875%	2/18/22	1,850	1,818
Asian Development Bank	2.000%	1/22/25	1,000	957
Asian Development Bank	2.000%	4/24/26	400	379
9 Bank of England	1.250%	3/14/19	150	149
Canada	1.125%	3/19/18	2,100	2,095
Canada	1.625%	2/27/19	800	802
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,886
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,494
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,754
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,030
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	419
Corp Andina de Fomento	2.125%	9/27/21	700	677
Corp. Andina de Fomento	1.500%	8/8/17	900	899
Corp. Andina de Fomento	2.000%	5/10/19	1,800	1,790
Corp. Andina de Fomento	4.375%	6/15/22	1,875	1,974
Council Of Europe Development Bank	1.000%	3/7/18	525	523
Council Of Europe Development Bank	1.125%	5/31/18	975	971
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,291
Council Of Europe Development Bank	1.625%	3/16/21	600	587
Ecopetrol SA	5.875%	9/18/23	1,300	1,376
Ecopetrol SA	4.125%	1/16/25	2,150	2,032
Ecopetrol SA	5.375%	6/26/26	950	950
Ecopetrol SA	7.375%	9/18/43	700	707
Ecopetrol SA	5.875%	5/28/45	1,075	934
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	200	200
European Bank for Reconstruction & Development	1.000%	6/15/18	700	697
European Bank for Reconstruction & Development	1.000%	9/17/18	400	398
European Bank for Reconstruction & Development	1.625%	11/15/18	50	50
European Bank for Reconstruction & Development	1.750%	6/14/19	2,050	2,056
European Bank for Reconstruction & Development	0.875%	7/22/19	2,500	2,455
European Bank for Reconstruction & Development	1.750%	11/26/19	500	501
European Bank for Reconstruction & Development	1.500%	3/16/20	1,650	1,637
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,276
European Investment Bank	1.000%	8/17/17	1,475	1,473
European Investment Bank	1.000%	3/15/18	4,075	4,061
European Investment Bank	1.250%	5/15/18	3,400	3,397
European Investment Bank	1.000%	6/15/18	3,500	3,484
European Investment Bank	1.125%	8/15/18	2,000	1,983
European Investment Bank	1.625%	12/18/18	3,200	3,209
European Investment Bank	1.875%	3/15/19	4,400	4,431
European Investment Bank	1.750%	6/17/19	4,675	4,689
European Investment Bank	1.125%	8/15/19	2,000	1,971
European Investment Bank	1.625%	3/16/20	4,100	4,073
European Investment Bank	1.375%	6/15/20	2,000	1,964
European Investment Bank	2.875%	9/15/20	5,000	5,162
European Investment Bank	1.625%	12/15/20	2,500	2,462
European Investment Bank	4.000%	2/16/21	4,000	4,295
European Investment Bank	2.000%	3/15/21	3,000	2,984
European Investment Bank	2.500%	4/15/21	3,650	3,700

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	1.375%	9/15/21	300	289
European Investment Bank	2.125%	10/15/21	350	348
European Investment Bank	2.250%	8/15/22	1,000	995
European Investment Bank	3.250%	1/29/24	1,550	1,624
European Investment Bank	1.875%	2/10/25	2,600	2,458
European Investment Bank	2.125%	4/13/26	3,000	2,859
Export Development Canada	1.000%	6/15/18	150	149
Export Development Canada	1.500%	10/3/18	1,375	1,376
Export Development Canada	1.250%	2/4/19	800	798
10 Export Development Canada	1.750%	8/19/19	200	201
Export Development Canada	1.500%	5/26/21	1,500	1,462
Export Development Canada	1.375%	10/21/21	2,800	2,704
Export-Import Bank of Korea	1.750%	2/27/18	300	300
Export-Import Bank of Korea	2.875%	9/17/18	700	712
Export-Import Bank of Korea	1.750%	5/26/19	1,000	994
Export-Import Bank of Korea	2.375%	8/12/19	600	604
Export-Import Bank of Korea	1.500%	10/21/19	800	786
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,048
Export-Import Bank of Korea	2.500%	5/10/21	1,000	989
Export-Import Bank of Korea	1.875%	10/21/21	1,000	960
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,627
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,198
Export-Import Bank of Korea	3.250%	11/10/25	300	298
Export-Import Bank of Korea	2.625%	5/26/26	600	567
FMS Wertmanagement AoeR	1.125%	9/5/17	700	700
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,605
FMS Wertmanagement AoeR	1.000%	8/16/19	2,100	2,065
FMS Wertmanagement AoeR	1.750%	3/17/20	750	749
Hydro-Quebec	8.400%	1/15/22	1,235	1,544
Hydro-Quebec	8.050%	7/7/24	1,175	1,538
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,251
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	590
Inter-American Development Bank	0.875%	3/15/18	350	348
Inter-American Development Bank	1.750%	8/24/18	5,105	5,139
Inter-American Development Bank	1.125%	8/28/18	3,700	3,688
Inter-American Development Bank	1.000%	5/13/19	2,800	2,763
Inter-American Development Bank	3.875%	9/17/19	450	476
Inter-American Development Bank	1.250%	10/15/19	1,700	1,682
Inter-American Development Bank	1.750%	10/15/19	2,200	2,205
Inter-American Development Bank	3.875%	2/14/20	500	532
Inter-American Development Bank	1.875%	6/16/20	1,000	1,002
Inter-American Development Bank	2.125%	11/9/20	350	353
Inter-American Development Bank	1.750%	4/14/22	3,500	3,415
Inter-American Development Bank	3.000%	2/21/24	2,600	2,688
Inter-American Development Bank	7.000%	6/15/25	250	322
Inter-American Development Bank	2.000%	6/2/26	4,375	4,140
Inter-American Development Bank	3.875%	10/28/41	800	857
Inter-American Development Bank	4.375%	1/24/44	450	521
International Bank for Reconstruction & Development	0.875%	4/17/17	4,750	4,750
International Bank for Reconstruction & Development	1.375%	4/10/18	3,200	3,205
International Bank for Reconstruction & Development	1.000%	6/15/18	3,500	3,484
International Bank for Reconstruction & Development	0.875%	7/19/18	4,000	3,972
International Bank for Reconstruction & Development	1.875%	3/15/19	3,300	3,327
International Bank for Reconstruction & Development	1.250%	7/26/19	4,500	4,464
International Bank for Reconstruction & Development	0.875%	8/15/19	3,575	3,503
International Bank for Reconstruction & Development	1.875%	10/7/19	1,500	1,511
International Bank for Reconstruction & Development	1.125%	11/27/19	1,750	1,725
International Bank for Reconstruction & Development	1.375%	3/30/20	2,200	2,178
International Bank for Reconstruction & Development	2.125%	11/1/20	2,200	2,221
International Bank for Reconstruction & Development	1.625%	3/9/21	600	590
International Bank for Reconstruction & Development	1.375%	5/24/21	4,000	3,884
International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,713
International Bank for Reconstruction & Development	1.375%	9/20/21	4,500	4,360
International Bank for Reconstruction & Development	1.625%	2/10/22	2,025	1,973

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Bank for Reconstruction & Development	7.625%	1/19/23	25	32
International Bank for Reconstruction & Development	2.500%	11/25/24	4,500	4,487
International Bank for Reconstruction & Development	2.500%	7/29/25	2,500	2,479
International Finance Corp.	2.125%	11/17/17	950	954
International Finance Corp.	1.250%	7/16/18	2,200	2,190
International Finance Corp.	1.750%	9/4/18	1,300	1,303
International Finance Corp.	1.750%	9/16/19	1,100	1,101
International Finance Corp.	1.625%	7/16/20	1,000	989
International Finance Corp.	2.125%	4/7/26	2,250	2,150
11 Japan Bank for International Cooperation	1.125%	7/19/17	650	648
11 Japan Bank for International Cooperation	1.750%	7/31/18	925	925
11 Japan Bank for International Cooperation	1.750%	11/13/18	3,000	2,994
11 Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,003
11 Japan Bank for International Cooperation	1.750%	5/28/20	1,000	981
11 Japan Bank for International Cooperation	1.500%	7/21/21	1,200	1,147
11 Japan Bank for International Cooperation	2.000%	11/4/21	1,900	1,848
11 Japan Bank for International Cooperation	3.375%	7/31/23	325	338
11 Japan Bank for International Cooperation	3.000%	5/29/24	650	661
11 Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,277
11 Japan Bank for International Cooperation	2.500%	5/28/25	1,000	971
12 KFW	0.875%	9/5/17	2,000	1,998
12 KFW	1.000%	1/26/18	2,300	2,295
12 KFW	4.375%	3/15/18	3,450	3,576
12 KFW	0.875%	4/19/18	5,100	5,070
12 KFW	1.000%	6/11/18	2,200	2,190
12 KFW	4.500%	7/16/18	350	367
12 KFW	1.125%	8/6/18	1,500	1,495
12 KFW	1.000%	9/7/18	3,500	3,480
12 KFW	1.875%	4/1/19	3,925	3,952
12 KFW	4.875%	6/17/19	4,775	5,142
12 KFW	1.000%	7/15/19	5,500	5,413
12 KFW	1.750%	10/15/19	1,300	1,303
12 KFW	4.000%	1/27/20	150	160
12 KFW	1.500%	4/20/20	3,550	3,509
12 KFW	2.750%	9/8/20	4,500	4,622
12 KFW	2.750%	10/1/20	3,200	3,287
12 KFW	1.500%	6/15/21	7,100	6,905
12 KFW	2.375%	8/25/21	2,710	2,734
12 KFW	2.625%	1/25/22	1,500	1,527
12 KFW	2.000%	10/4/22	1,575	1,545
12 KFW	2.125%	1/17/23	1,750	1,725
12 KFW	2.500%	11/20/24	3,800	3,781
12 KFW	2.000%	5/2/25	2,500	2,388
12 KFW	0.000%	4/18/36	500	266
Korea Development Bank	3.875%	5/4/17	1,000	1,007
Korea Development Bank	4.625%	11/16/21	1,375	1,490
Korea Development Bank	3.000%	9/14/22	1,400	1,409
Korea Development Bank	3.750%	1/22/24	1,500	1,543
12 Kreditanstalt fuer Wiederaufbau	2.000%	11/30/21	6,200	6,145
12 Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	996
12 Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	605
12 Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	351
12 Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	421
12 Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	977
12 Landwirtschaftliche Rentenbank	2.000%	12/6/21	4,075	4,037
12 Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,389
12 Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	956
12 Landwirtschaftliche Rentenbank	1.750%	7/27/26	975	897
Nexen Energy ULC	7.875%	3/15/32	100	133
Nexen Energy ULC	5.875%	3/10/35	410	459
Nexen Energy ULC	6.400%	5/15/37	800	972
Nexen Energy ULC	7.500%	7/30/39	625	851
Nordic Investment Bank	0.750%	1/17/18	2,700	2,687
Nordic Investment Bank	1.125%	3/19/18	800	798

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nordic Investment Bank	0.875%	9/27/18	500	496
Nordic Investment Bank	1.875%	6/14/19	850	856
North American Development Bank	2.300%	10/10/18	325	329
North American Development Bank	4.375%	2/11/20	650	691
North American Development Bank	2.400%	10/26/22	350	340
13 Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,271
13 Oesterreichische Kontrollbank AG	1.125%	4/26/19	1,200	1,184
13 Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,378
13 Oesterreichische Kontrollbank AG	1.500%	10/21/20	2,000	1,964
13 Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	791
13 Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,003
9 Petroleos Mexicanos	5.500%	2/4/19	1,250	1,303
Petroleos Mexicanos	6.000%	3/5/20	450	476
Petroleos Mexicanos	3.500%	7/23/20	500	492
Petroleos Mexicanos	5.500%	1/21/21	1,330	1,373
9 Petroleos Mexicanos	6.375%	2/4/21	3,929	4,172
Petroleos Mexicanos	6.375%	2/4/21	2,500	2,655
Petroleos Mexicanos	4.875%	1/24/22	1,550	1,566
Petroleos Mexicanos	3.500%	1/30/23	950	873
9 Petroleos Mexicanos	4.625%	9/21/23	1,621	1,578
Petroleos Mexicanos	4.875%	1/18/24	1,750	1,702
6 Petroleos Mexicanos	2.290%	2/15/24	150	149
Petroleos Mexicanos	2.378%	4/15/25	170	169
Petroleos Mexicanos	4.500%	1/23/26	175	159
9 Petroleos Mexicanos	6.875%	8/4/26	2,666	2,820
9 Petroleos Mexicanos	6.500%	3/13/27	1,700	1,758
Petroleos Mexicanos	6.625%	6/15/35	1,000	991
Petroleos Mexicanos	6.625%	6/15/38	375	353
Petroleos Mexicanos	6.500%	6/2/41	300	280
Petroleos Mexicanos	5.500%	6/27/44	1,111	931
Petroleos Mexicanos	6.375%	1/23/45	1,000	912
Petroleos Mexicanos	5.625%	1/23/46	3,898	3,214
9 Petroleos Mexicanos	6.750%	9/21/47	3,754	3,540
14 Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	140	214
Province of Alberta Canada	1.900%	12/6/19	1,500	1,500
Province of British Columbia	2.650%	9/22/21	500	509
Province of British Columbia	2.000%	10/23/22	300	293
Province of British Columbia	2.250%	6/2/26	1,200	1,138
Province of Manitoba	1.125%	6/1/18	1,000	996
Province of Manitoba	2.100%	9/6/22	300	294
Province of Manitoba	3.050%	5/14/24	1,600	1,627
Province of Manitoba	2.125%	6/22/26	850	792
Province of New Brunswick	2.750%	6/15/18	725	738
Province of Ontario	1.200%	2/14/18	1,200	1,196
Province of Ontario	3.000%	7/16/18	400	408
Province of Ontario	2.000%	9/27/18	1,650	1,659
Province of Ontario	1.625%	1/18/19	4,000	3,994
Province of Ontario	2.000%	1/30/19	2,875	2,891
Province of Ontario	1.250%	6/17/19	800	791
Province of Ontario	1.650%	9/27/19	1,925	1,918
Province of Ontario	4.000%	10/7/19	850	900
Province of Ontario	4.400%	4/14/20	975	1,047
Province of Ontario	2.450%	6/29/22	100	100
Province of Ontario	3.200%	5/16/24	1,000	1,024
Province of Ontario	2.500%	4/27/26	1,000	962
Quebec	4.625%	5/14/18	2,100	2,187
Quebec	3.500%	7/29/20	1,530	1,601
Quebec	2.750%	8/25/21	1,375	1,396
Quebec	2.625%	2/13/23	2,050	2,051
Quebec	7.125%	2/9/24	400	497
Quebec	2.875%	10/16/24	700	699
Quebec	2.500%	4/20/26	500	477
Quebec	7.500%	9/15/29	1,075	1,498
Republic of Chile	2.250%	10/30/22	150	144

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Chile	3.125%	1/21/26	2,960	2,908
Republic of Chile	3.625%	10/30/42	1,800	1,680
Republic of Colombia	7.375%	3/18/19	825	916
Republic of Colombia	4.375%	7/12/21	2,130	2,224
6 Republic of Colombia	2.625%	3/15/23	1,125	1,059
Republic of Colombia	4.000%	2/26/24	4,980	5,022
Republic of Colombia	8.125%	5/21/24	400	497
6 Republic of Colombia	4.500%	1/28/26	500	514
Republic of Colombia	7.375%	9/18/37	1,000	1,207
Republic of Colombia	6.125%	1/18/41	1,775	1,919
6 Republic of Colombia	5.625%	2/26/44	533	550
6 Republic of Colombia	5.000%	6/15/45	2,729	2,593
Republic of Hungary	6.250%	1/29/20	1,300	1,422
Republic of Hungary	6.375%	3/29/21	11,650	13,048
Republic of Hungary	7.625%	3/29/41	550	770
Republic of Italy	6.875%	9/27/23	1,500	1,750
Republic of Italy	5.375%	6/15/33	1,400	1,490
Republic of Korea	7.125%	4/16/19	1,150	1,287
Republic of Korea	3.875%	9/11/23	850	911
Republic of Panama	5.200%	1/30/20	2,045	2,196
6 Republic of Panama	4.000%	9/22/24	600	610
6 Republic of Panama	3.750%	3/16/25	1,450	1,439
Republic of Panama	7.125%	1/29/26	900	1,120
Republic of Panama	9.375%	4/1/29	200	282
6 Republic of Panama	6.700%	1/26/36	2,284	2,775
6 Republic of Panama	4.300%	4/29/53	250	224
Republic of Peru	8.750%	11/21/33	4,635	6,796
6 Republic of Peru	6.550%	3/14/37	600	754
Republic of Peru	5.625%	11/18/50	1,275	1,452
Republic of Poland	6.375%	7/15/19	3,340	3,707
Republic of Poland	5.125%	4/21/21	2,725	2,970
Republic of Poland	5.000%	3/23/22	1,415	1,541
Republic of Poland	3.000%	3/17/23	2,000	1,957
Republic of Poland	4.000%	1/22/24	1,225	1,253
Republic of Poland	3.250%	4/6/26	150	144
Republic of South Africa	5.500%	3/9/20	1,560	1,652
Republic of South Africa	5.875%	5/30/22	100	109
Republic of South Africa	4.665%	1/17/24	3,800	3,800
Republic of South Africa	5.875%	9/16/25	100	107
Republic of South Africa	4.875%	4/14/26	950	946
Republic of South Africa	4.300%	10/12/28	2,800	2,597
Republic of South Africa	6.250%	3/8/41	700	766
Republic of South Africa	5.000%	10/12/46	350	323
Republic of the Philippines	8.375%	6/17/19	800	928
Republic of the Philippines	4.000%	1/15/21	3,475	3,697
Republic of the Philippines	4.200%	1/21/24	1,400	1,503
Republic of the Philippines	9.500%	10/21/24	550	795
Republic of the Philippines	10.625%	3/16/25	425	653
Republic of the Philippines	5.500%	3/30/26	1,500	1,766
Republic of the Philippines	9.500%	2/2/30	825	1,296
Republic of the Philippines	7.750%	1/14/31	775	1,088
Republic of the Philippines	6.375%	1/15/32	800	1,014
Republic of the Philippines	6.375%	10/23/34	2,175	2,822
Republic of the Philippines	5.000%	1/13/37	400	450
Republic of the Philippines	3.950%	1/20/40	300	294
Republic of the Philippines	3.700%	3/1/41	3,134	2,989
State of Israel	5.125%	3/26/19	500	537
State of Israel	4.000%	6/30/22	900	962
State of Israel	3.150%	6/30/23	1,100	1,117
State of Israel	2.875%	3/16/26	1,500	1,479
State of Israel	4.500%	1/30/43	900	898
Statoil ASA	1.200%	1/17/18	2,000	1,994
Statoil ASA	1.950%	11/8/18	200	201
Statoil ASA	5.250%	4/15/19	1,510	1,621

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Statoil ASA	2.250%	11/8/19	1,000	1,005
Statoil ASA	2.900%	11/8/20	150	153
Statoil ASA	2.750%	11/10/21	1,100	1,109
Statoil ASA	3.150%	1/23/22	125	127
Statoil ASA	2.450%	1/17/23	400	390
Statoil ASA	2.650%	1/15/24	4,300	4,203
Statoil ASA	3.250%	11/10/24	550	556
Statoil ASA	7.150%	1/15/29	250	332
Statoil ASA	5.100%	8/17/40	300	336
Statoil ASA	4.250%	11/23/41	325	322
Statoil ASA	3.950%	5/15/43	175	167
Statoil ASA	4.800%	11/8/43	600	651
Svensk Exportkredit AB	1.250%	4/12/19	1,000	989
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,555
Svensk Exportkredit AB	1.125%	8/28/19	1,400	1,376
Svensk Exportkredit AB	1.875%	6/23/20	600	597
Svensk Exportkredit AB	1.750%	3/10/21	800	785
United Mexican States	5.950%	3/19/19	113	122
United Mexican States	3.500%	1/21/21	290	295
United Mexican States	3.625%	3/15/22	8,280	8,313
United Mexican States	4.000%	10/2/23	4,174	4,196
United Mexican States	3.600%	1/30/25	2,425	2,342
United Mexican States	4.125%	1/21/26	800	796
United Mexican States	6.750%	9/27/34	1,309	1,555
United Mexican States	6.050%	1/11/40	2,420	2,617
United Mexican States	4.750%	3/8/44	3,992	3,660
United Mexican States	5.550%	1/21/45	300	306
United Mexican States	4.600%	1/23/46	600	540
United Mexican States	4.350%	1/15/47	650	558
United Mexican States	5.750%	10/12/10	4,292	3,979
6 Uruguay	4.500%	8/14/24	1,000	1,038
6 Uruguay	4.375%	10/27/27	375	376
6 Uruguay	7.625%	3/21/36	500	620
6 Uruguay	4.125%	11/20/45	2,029	1,669
6 Uruguay	5.100%	6/18/50	3,050	2,753

Total Sovereign Bonds (Cost $601,073)				598,314

Taxable Municipal Bonds (0.4%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	300	302
Alabama Economic Settlement Authority BP
Settlement Revenue	4.263%	9/15/32	200	206
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	246
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	141
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	59
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	925	1,089
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	160	192
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	104
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	265
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	123
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	236
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	1,075	1,460

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	177
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,210	1,698
California Department of Water Resources Power
Supply Revenue	2.000%	5/1/22	1,000	971
California GO	5.750%	3/1/17	150	151
California GO	6.200%	10/1/19	1,600	1,785
California GO	5.700%	11/1/21	1,000	1,147
California GO	7.500%	4/1/34	2,270	3,193
California GO	7.550%	4/1/39	2,005	2,977
California GO	7.300%	10/1/39	850	1,201
California GO	7.350%	11/1/39	1,325	1,876
California GO	7.625%	3/1/40	800	1,175
California GO	7.600%	11/1/40	350	527
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	124
Chicago IL GO	7.375%	1/1/33	550	555
Chicago IL GO	7.781%	1/1/35	100	103
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	418
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	56
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	425	555
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	234
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	918
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	92
Chicago IL Water Revenue	6.742%	11/1/40	675	852
Clark County NV Airport System Revenue	6.881%	7/1/42	75	84
Clark County NV Airport System Revenue	6.820%	7/1/45	275	386
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	876
Commonwealth Financing Authority Pennsylvania
Revenue	4.014%	6/1/33	800	777
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	384
Connecticut GO	5.090%	10/1/30	575	643
Connecticut GO	5.850%	3/15/32	610	744
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	150	171
Cook County IL GO	6.229%	11/15/34	400	468
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	50	65
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	120
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	675	774
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	261
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	87
Dallas TX Convention Center Hotel Development Corp.
Hotel Revenue	7.088%	1/1/42	1,120	1,475
Dallas TX Independent School District GO	6.450%	2/15/35	150	172
Dartmouth College New Hampshire GO	4.750%	6/1/19	15	16
Denver CO City & County School District No. 1 COP	7.017%	12/15/37	100	133
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	93
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	92
District of Columbia Water & Sewer Authority Public
Utility Revenue	4.814%	10/1/14	925	924
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	250	252
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	500	502
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.107%	7/1/18	425	429
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.995%	7/1/20	1,400	1,434
George Washington University District of Columbia GO	3.485%	9/15/22	500	513

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
George Washington University District of Columbia GO	4.300%	9/15/44	400	391
Georgia GO	4.503%	11/1/25	325	358
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	610	751
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	800	971
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	170
Houston TX GO	6.290%	3/1/32	900	1,070
Houston TX Utility System Revenue	3.828%	5/15/28	275	288
Illinois GO	5.365%	3/1/17	375	377
Illinois GO	5.877%	3/1/19	600	636
Illinois GO	4.950%	6/1/23	1,450	1,483
Illinois GO	5.100%	6/1/33	3,220	2,877
Illinois GO	6.630%	2/1/35	480	482
Illinois GO	6.725%	4/1/35	475	480
Illinois GO	7.350%	7/1/35	1,500	1,592
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	300	377
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	92
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	575	734
15 Industry CA Sales Tax Revenue	5.125%	1/1/51	200	208
JobsOhio Beverage System Statewide Liquor Profits
Revenue	3.985%	1/1/29	300	317
JobsOhio Beverage System Statewide Liquor Profits
Revenue	4.532%	1/1/35	225	243
Kansas Development Finance Authority Revenue	4.727%	4/15/37	500	524
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	14	14
Los Angeles CA Community College District GO	6.600%	8/1/42	1,050	1,457
Los Angeles CA Community College District GO	6.750%	8/1/49	235	338
Los Angeles CA Department of Airports International
Airport Revenue	6.582%	5/15/39	300	384
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	100	122
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	325	403
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	100	111
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	410	561
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	500	698
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,923
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	134
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	125	154
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	200	265
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	50	71
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	100	125
Massachusetts GO	4.200%	12/1/21	1,375	1,476
Massachusetts GO	5.456%	12/1/39	845	1,041
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	500	628
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	63
Massachusetts Water Pollution Abatement Trust
Revenue	5.192%	8/1/40	435	496
Metropolitan Government of Nashville & Davidson
County TN Convention Center Authority Tourism Tax
Revenue	6.731%	7/1/43	100	129
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	125	149
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	575	805

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan Water District of Southern California
Revenue	6.947%	7/1/40	75	86
Mississippi GO	5.245%	11/1/34	50	60
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	100	119
16 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,690
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	460	480
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	1,150	1,211
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	450	496
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	540
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,382
New York City NY GO	6.246%	6/1/35	100	111
New York City NY GO	5.968%	3/1/36	160	203
New York City NY GO	5.985%	12/1/36	75	94
New York City NY GO	5.517%	10/1/37	400	484
New York City NY GO	6.271%	12/1/37	700	914
New York City NY GO	5.846%	6/1/40	100	128
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	100	128
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.790%	6/15/41	500	553
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	100	129
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	75	98
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	100	123
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	1,510	1,951
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	250	332
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	300	371
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	150	182
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	625	761
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,225	1,801
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	63
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	100	120
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	585	763
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	530	626
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	95	116
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	150	181
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	300	361
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	75	92
New York University Hospitals Center GO	4.428%	7/1/42	200	192
New York University Hospitals Center Revenue	5.750%	7/1/43	375	438
North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	978
Ohio State University General Receipts Revenue	4.910%	6/1/40	175	200
Ohio State University General Receipts Revenue	3.798%	12/1/46	100	97

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio State University General Receipts Revenue	4.048%	12/1/56	200	197
Ohio State University General Receipts Revenue	4.800%	6/1/11	665	646
Ohio University General Receipts Revenue	5.590%	12/1/14	200	209
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	100	113
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	75	101
Oregon Department of Transportation Highway User
Tax Revenue	5.834%	11/15/34	225	283
Oregon GO	5.762%	6/1/23	500	563
Oregon GO	5.892%	6/1/27	375	455
17 Oregon School Boards Association GO	4.759%	6/30/28	500	554
15 Oregon School Boards Association GO	5.528%	6/30/28	125	146
Pennsylvania GO	4.650%	2/15/26	250	271
Pennsylvania GO	5.350%	5/1/30	400	437
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	100	103
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	450
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	91
Philadelphia PA Industrial Development Authority City
Service Agreement Revenue	3.964%	4/15/26	250	245
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	157
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	964
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,088
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	404
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	593
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	1,079
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	150	160
President & Fellows of Harvard College Massachusetts
GO	4.875%	10/15/40	275	323
President & Fellows of Harvard College Massachusetts
GO	3.150%	7/15/46	300	267
Princeton University New Jersey GO	4.950%	3/1/19	1,375	1,465
Princeton University New Jersey GO	5.700%	3/1/39	300	393
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	150	194
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	381
Sacramento CA Public Financing Authority Lease
Revenue	5.637%	4/1/50	350	384
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	375	429
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	289
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	125
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	500	629
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	482
San Diego County CA Regional Airport Authority
Revenue	5.594%	7/1/43	300	329
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,303
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	75	92
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	500	700
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	645	780
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	250	293
South Carolina Public Service Authority Revenue	2.388%	12/1/23	250	242
South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	621
Sumter Landing FL Community Development District
Recreational Revenue	4.172%	10/1/47	200	193
Texas GO	5.517%	4/1/39	660	834
Texas Transportation Commission Revenue	5.028%	4/1/26	100	114
Texas Transportation Commission Revenue	5.178%	4/1/30	275	325
Texas Transportation Commission Revenue	4.631%	4/1/33	300	341
Texas Transportation Commission Revenue	4.681%	4/1/40	100	113

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Tufts University Massachusetts GO	5.017%	4/15/12	550	568
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	150	197
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	125	163
	University of California Revenue	1.796%	7/1/19	1,400	1,404
	University of California Revenue	4.601%	5/15/31	500	551
	University of California Revenue	6.270%	5/15/31	500	548
	University of California Revenue	5.770%	5/15/43	410	501
	University of California Revenue	4.765%	5/15/44	150	158
	University of California Revenue	5.946%	5/15/45	275	339
	University of California Revenue	4.858%	5/15/12	330	320
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	75	91
	University of Southern California GO	5.250%	10/1/11	200	225
	University of Texas System Revenue Financing System
	Revenue	5.262%	7/1/39	100	122
	University of Texas System Revenue Financing System
	Revenue	6.276%	8/15/41	75	83
	University of Texas System Revenue Financing System
	Revenue	5.134%	8/15/42	150	179
	University of Virginia Revenue	6.200%	9/1/39	450	617
	Utah GO	4.554%	7/1/24	125	138
	Utah GO	3.539%	7/1/25	50	52
	Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	160	193
	Washington GO	5.481%	8/1/39	50	62
	Washington GO	5.140%	8/1/40	480	573
	Washington University Revenue	3.086%	9/15/51	200	167
15	Wisconsin GO	5.700%	5/1/26	325	379

Total Taxable Municipal Bonds (Cost $102,961)					111,346

Convertible Bonds (0.0%)
	Catalyst Biosciences Inc. Cvt. (Cost $0)	0.000%	2/19/18	84,884	55

Temporary Cash Investments (1.5%)[1]
U.S. Government and Agency Obligations (0.0%)
18	United States Treasury Bill	0.486%	3/9/17	400	400
18	United States Treasury Bill	0.454%	4/20/17	1,000	998
18	United States Treasury Bill	0.557%	4/27/17	500	499
18	United States Treasury Bill	0.607%	5/25/17	400	399
					2,296

				Shares
Money Market Fund (1.5%)
19,20	Vanguard Market Liquidity Fund	0.823%		4,499,340	449,979

Total Temporary Cash Investments (Cost $452,239)					452,275

Total Investments (101.1%) (Cost $21,617,864)					30,868,948
Other Assets and Liabilities—Net (-1.1%)					(335,803)

Net Assets (100%)					30,533,145

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,640,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.8% and 1.5%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $693,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4 U.S. government-guaranteed.

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2016

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2016.
8 Adjustable-rate security.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $61,689,000, representing 0.2% of net assets.
10 Guaranteed by the Government of Canada.
11 Guaranteed by the Government of Japan.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Republic of Austria.
14 Guaranteed by the Republic of the Philippines.
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
18 Securities with a value of $2,296,000 have been segregated as initial margin for open futures contracts.
19 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
20 Includes $42,574,000 of collateral received for securities on loan.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA020_022017

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the "Fund") at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

February 17, 2017

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 16, 2017
VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 16, 2017

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.